UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Buyback AchieversTM Portfolio (PKW)

PowerShares Dividend AchieversTM Portfolio (PFM)

PowerShares Financial Preferred Portfolio (PGF)

PowerShares High Yield Equity Dividend
AchieversTM Portfolio (PEY)

PowerShares International Dividend
AchieversTM Portfolio (PID)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Dividend Income Portfolios
Schedules of Investments
PowerShares Buyback AchieversTM Portfolio (PKW)	6
PowerShares Dividend AchieversTM Portfolio (PFM)	10
PowerShares Financial Preferred Portfolio (PGF)	13
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	15
PowerShares International Dividend AchieversTM Portfolio (PID)	17
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	27

Frequency Distribution of Discount & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	1,476	708	40	8	1	2	1
PFM	PowerShares Dividend AchieversTM Portfolio	9/15/05	1,795	923	67	16	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/1/06	1,489	644	210	90	29	24	68
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/9/04	1,988	852	58	8	6	—	1
PID	PowerShares International Dividend AchieversTM Portfolio	9/15/05	1,795	980	74	17	4	2	2

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	700	11	4	—	—	1
PFM	768	12	2	1	—	—
PGF	376	27	13	3	2	3
PEY	954	92	14	1	1	1
PID	590	76	38	7	4	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Buyback AchieversTM Portfolio (PKW) Actual	$1,000.00	$1,009.80	0.70%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Dividend AchieversTM Portfolio (PFM) Actual	$1,000.00	$1,040.90	0.60%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Financial Preferred Portfolio (PGF)
Actual	$1,000.00	$1,071.74	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY) Actual	$1,000.00	$1,049.32	0.59%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares International Dividend AchieversTM Portfolio (PID) Actual	$1,000.00	$1,015.17	0.56%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

5

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio (PKW)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Consumer Discretionary	34.3
Information Technology	18.1
Health Care	16.5
Industrials	10.5
Financials	7.7
Energy	5.0
Consumer Staples	4.0
Materials	3.2
Utilities	0.4
Telecommunication Services	0.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—34.3%
7,810	Aaron's, Inc.	$240,782
7,262	Advance Auto Parts, Inc.	515,166
8,636	Aeropostale, Inc.(a)	103,200
994	America's Car-Mart, Inc.(a)	41,609
3,092	Ameristar Casinos, Inc.	56,429
5,127	ANN, Inc.(a)	180,265
16,425	Apollo Group, Inc., Class A(a)	329,814
11,317	AutoNation, Inc.(a)	502,475
3,697	AutoZone, Inc.(a)	1,386,375
4,258	Bally Technologies, Inc.(a)	212,559
24,619	Bed Bath & Beyond, Inc.(a)	1,420,024
37,484	Best Buy Co., Inc.	570,132
5,927	Big Lots, Inc.(a)	172,654
1,192	Blue Nile, Inc.(a)	45,022
8,515	Brinker International, Inc.	262,262
2,032	Build-A-Bear Workshop, Inc.(a)	7,295
23,599	Cablevision Systems Corp., Class A	411,095
1,424	Capella Education Co.(a)	44,457
7,452	Career Education Corp.(a)	25,337
1,725	CEC Entertainment, Inc.	53,475
5,716	Cheesecake Factory, Inc. (The)	188,971
15,830	Chico's FAS, Inc.	294,438
4,607	Dillard's, Inc., Class A	354,739
63,059	DIRECTV(a)	3,222,945
14,542	Discovery Communications, Inc., Class A(a)	858,269
5,379	E.W. Scripps Co. (The), Class A(a)	57,071
12,310	Education Management Corp.(a)	39,146
11,538	Family Dollar Stores, Inc.	761,046
3,801	Fred's, Inc., Class A	51,504
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,737	GameStop Corp., Class A	$245,126
48,074	Gap, Inc. (The)	1,717,203
13,355	Hasbro, Inc.	480,646
3,882	hhgregg, Inc.(a)	23,447
2,857	Hibbett Sports, Inc.(a)	154,249
147,843	Home Depot, Inc. (The)	9,074,603
4,195	Hot Topic, Inc.	36,077
17,238	Hyatt Hotels Corp., Class A(a)	629,187
45,270	Interpublic Group of Cos., Inc. (The)	457,227
3,255	ITT Educational Services, Inc.(a)	69,950
20,806	J.C. Penney Co., Inc.	499,552
4,761	Jack in the Box, Inc.(a)	123,834
2,446	JAKKS Pacific, Inc.	31,578
8,531	Jones Group, Inc. (The)	100,751
22,876	Kohl's Corp.	1,218,833
13,683	Leggett & Platt, Inc.	363,010
10,092	Liberty Media Corp., Class A(a)	1,126,974
28,819	Limited Brands, Inc.	1,380,142
106,601	Lowe's Cos., Inc.	3,451,740
34,001	Marriott International, Inc., Class A	1,240,356
32,070	Mattel, Inc.	1,179,535
475	NVR, Inc.(a)	429,276
27,906	Omnicom Group, Inc.	1,336,976
11,565	O'Reilly Automotive, Inc.(a)	990,889
2,349	Papa John's International, Inc.(a)	125,249
1,904	PetMed Express, Inc.	20,754
11,081	PetSmart, Inc.	735,668
9,758	Pier 1 Imports, Inc.	199,063
9,530	RadioShack Corp.	21,347
1,651	Red Robin Gourmet Burgers, Inc.(a)	55,143

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,127	Rent-A-Center, Inc.	$204,213
2,818	Scholastic Corp.	92,966
19,986	Service Corp. International	280,603
2,718	Stage Stores, Inc.	66,591
1,350	Strayer Education, Inc.	77,571
64,702	Target Corp.	4,124,753
29,214	Time Warner Cable, Inc.	2,895,400
96,958	Time Warner, Inc.	4,212,825
5,001	Tupperware Brands Corp.	295,559
15,002	Urban Outfitters, Inc.(a)	536,472
3,751	Valassis Communications, Inc.(a)	97,601
45,645	Viacom, Inc., Class B	2,340,219
23,772	Virgin Media, Inc.	778,295
183,381	Walt Disney Co. (The)	8,998,506
4,008	Warnaco Group, Inc. (The)(a)	282,885
819	Washington Post Co. (The), Class B	273,145
40,813	Wendy's Co. (The)	174,272
9,674	Wet Seal, Inc. (The), Class A(a)	27,668
14,223	Wyndham Worldwide Corp.	716,839
		66,403,324
	Consumer Staples—4.0%
3,528	Central Garden & Pet Co., Class A(a)	39,760
12,602	Clorox Co. (The)	911,125
29,188	Coca-Cola Enterprises, Inc.	917,671
38,870	ConAgra Foods, Inc.	1,082,141
21,464	Dr Pepper Snapple Group, Inc.	919,732
6,541	Energizer Holdings, Inc.(a)	477,297
12,496	Hillshire Brands Co.	325,021
48,118	Kroger Co. (The)	1,213,536
12,991	Lorillard, Inc.	1,507,086
22,850	Safeway, Inc.	372,683
1,497	USANA Health Sciences, Inc.(a)	64,581
		7,830,633
	Energy—5.0%
119,377	ConocoPhillips	6,905,959
40,837	Devon Energy Corp.	2,377,122
7,668	Dresser-Rand Group, Inc.(a)	395,132
2,904	Green Plains Renewable Energy, Inc.(a)	22,448
827	REX American Resources Corp.(a)	14,564
		9,715,225
	Financials—7.7%
46,588	Allstate Corp. (The)	1,862,588
9,086	American Financial Group, Inc.	352,537
19,894	Ameriprise Financial, Inc.	1,161,213
6,366	Aspen Insurance Holdings Ltd. (Bermuda)	205,940
7,816	Assurant, Inc.	295,523
21,373	CapitalSource, Inc.	169,060
25,098	Chubb Corp. (The)	1,932,044
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,483	Credit Acceptance Corp.(a)	$202,737
1,800	eHealth, Inc.(a)	39,060
2,996	Employers Holdings, Inc.	54,677
3,867	Endurance Specialty Holdings Ltd. (Bermuda)	156,807
9,502	HCC Insurance Holdings, Inc.	338,651
1,224	Infinity Property & Casualty Corp.	69,903
7,618	iStar Financial, Inc. REIT(a)	66,505
3,461	KBW, Inc.	56,241
13,259	Legg Mason, Inc.	337,839
5,087	Montpelier Re Holdings Ltd. (Bermuda)	116,340
21,101	Moody's Corp.	1,016,224
16,006	NASDAQ OMX Group, Inc. (The)	381,103
3,758	National Financial Partners Corp.(a)	68,959
1,268	Navigators Group, Inc. (The)(a)	67,305
9,869	Northwest Bancshares, Inc.	117,441
3,700	Oriental Financial Group, Inc.	43,586
4,465	Oritani Financial Corp.	68,225
1,638	Piper Jaffray Cos., Inc.(a)	43,980
54,951	Progressive Corp. (The)	1,225,407
4,661	RenaissanceRe Holdings Ltd. (Bermuda)	379,219
1,068	Territorial Bancorp, Inc.	24,137
9,594	Torchmark Corp.	485,361
35,837	Travelers Cos., Inc. (The)	2,542,277
25,781	Unum Group	522,839
12,785	W.R. Berkley Corp.	497,209
1,362	World Acceptance Corp.(a)	90,927
		14,991,864
	Health Care—16.5%
29,278	Aetna, Inc.	1,279,449
24,071	AmerisourceBergen Corp.	949,360
72,523	Amgen, Inc.	6,276,503
20,459	Becton, Dickinson and Co.	1,548,337
8,893	C.R. Bard, Inc.	855,418
43,576	Celgene Corp.(a)	3,194,992
4,766	Charles River Laboratories International, Inc.(a)	177,867
1,880	Chemed Corp.	126,430
5,117	Covance, Inc.(a)	249,249
4,861	Enzon Pharmaceuticals, Inc.(a)	31,937
78,954	Express Scripts Holding Co.(a)	4,858,829
26,852	Forest Laboratories, Inc.(a)	905,181
73,178	Gilead Sciences, Inc.(a)	4,914,634
8,115	Health Net, Inc.(a)	174,635
2,943	Integra LifeSciences Holdings Corp.(a)	112,570
5,132	LifePoint Hospitals, Inc.(a)	181,365
2,886	Magellan Health Services, Inc.(a)	144,733
2,895	Maxygen, Inc.(a)	7,064
8,288	Myriad Genetics, Inc.(a)	216,897
1,851	Obagi Medical Products, Inc.(a)	22,823

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,022	Patterson Cos., Inc.	$368,135
16,884	Quest Diagnostics, Inc.	974,544
14,107	Select Medical Holdings Corp.(a)	149,393
10,810	Tenet Healthcare Corp.(a)	255,116
11,294	Varian Medical Systems, Inc.(a)	753,987
7,604	ViroPharma, Inc.(a)	192,001
29,784	WellPoint, Inc.	1,825,163
18,141	Zimmer Holdings, Inc.	1,164,834
		31,911,446
	Industrials—10.5%
7,312	Aircastle Ltd. (Bermuda)	81,383
12,471	Cintas Corp.	521,412
880	Consolidated Graphics, Inc.(a)	25,969
12,673	Copart, Inc.(a)	364,856
9,863	Corrections Corp. of America	331,890
12,425	Covanta Holding Corp.	225,886
103,027	CSX Corp.	2,108,963
16,723	Fluor Corp.	933,980
4,441	FTI Consulting, Inc.(a)	115,288
33,898	General Dynamics Corp.	2,307,776
17,080	Iron Mountain, Inc.	590,968
10,493	J.B. Hunt Transport Services, Inc.	615,939
7,625	Knight Transportation, Inc.	115,290
9,219	L-3 Communications Holdings, Inc.	680,362
31,817	Lockheed Martin Corp.	2,980,298
31,926	Norfolk Southern Corp.	1,958,660
23,371	Northrop Grumman Corp.	1,605,354
15,797	Parker Hannifin Corp.	1,242,592
18,464	R.R. Donnelley & Sons Co.	185,009
33,453	Raytheon Co.	1,892,102
6,424	Shaw Group, Inc. (The)(a)	281,307
4,661	SkyWest, Inc.	51,038
4,899	Taser International, Inc.(a)	38,261
4,594	TrueBlue, Inc.(a)	59,952
3,602	United Stationers, Inc.	104,530
16,759	Verisk Analytics, Inc., Class A(a)	854,709
		20,273,774
	Information Technology—18.1%
111,341	Activision Blizzard, Inc.	1,212,504
15,497	Amphenol Corp., Class A	931,835
9,163	AOL, Inc.(a)	314,566
7,073	Applied Micro Circuits Corp.(a)	41,023
5,803	Benchmark Electronics, Inc.(a)	86,001
2,344	CACI International, Inc., Class A(a)	118,208
6,213	Cirrus Logic, Inc.(a)	253,242
2,309	Coherent, Inc.(a)	105,406
1,857	Comtech Telecommunications Corp.	46,741
11,633	CoreLogic, Inc.(a)	276,865
15,477	Cypress Semiconductor Corp.(a)	153,377
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
181,868	Dell, Inc.(a)	$1,678,642
4,168	Digital River, Inc.(a)	59,769
3,247	Fair Isaac Corp.	151,310
13,135	Fiserv, Inc.(a)	984,337
12,534	GT Advanced Technologies, Inc.(a)	54,398
12,046	Harris Corp.	551,466
232,256	Hewlett-Packard Co.	3,216,746
8,315	IAC/InterActiveCorp.	402,030
4,754	Insight Enterprises, Inc.(a)	76,872
14,669	Integrated Device Technology, Inc.(a)	79,799
447,232	Intel Corp.	9,671,392
50,629	International Business Machines Corp.	9,848,859
8,239	Lender Processing Services, Inc.	198,642
56,081	LSI Corp.(a)	384,155
1,831	Manhattan Associates, Inc.(a)	109,860
3,695	Monolithic Power Systems, Inc.(a)	71,794
4,440	Plantronics, Inc.	144,034
3,956	Plexus Corp.(a)	106,456
37,202	SAIC, Inc.	408,850
5,185	STEC, Inc.(a)	30,436
1,104	Supertex, Inc.(a)	21,097
66,960	Symantec Corp.(a)	1,218,002
3,421	Synaptics, Inc.(a)	79,230
3,820	Tech Data Corp.(a)	169,264
2,494	TNS, Inc.(a)	35,714
2,745	Tyler Technologies, Inc.(a)	131,238
16,056	Verisign, Inc.(a)	595,196
3,006	Volterra Semiconductor Corp.(a)	54,619
4,200	Websense, Inc.(a)	55,524
60,550	Western Union Co. (The)	768,985
2,569	XO Group, Inc.(a)	20,680
5,364	Zebra Technologies Corp., Class A(a)	192,729
		35,111,893
	Materials—3.2%
2,750	A. Schulman, Inc.	70,565
7,215	Airgas, Inc.	641,919
15,135	Ball Corp.	648,232
6,724	CF Industries Holdings, Inc.	1,379,698
14,264	Crown Holdings, Inc.(a)	545,598
3,508	Myers Industries, Inc.	52,024
1,354	NewMarket Corp.	367,354
14,850	PPG Industries, Inc.	1,738,638
2,950	Schweitzer-Mauduit International, Inc.	103,338
6,247	Scotts Miracle-Gro Co. (The), Class A	267,434
6,937	Silgan Holdings, Inc.	300,441
1,437	TPC Group, Inc.(a)	64,636
		6,179,877

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—0.2%
106,870	Clearwire Corp., Class A(a)	$213,740
4,125	General Communication, Inc., Class A(a)	36,052
5,113	Premiere Global Services, Inc.(a)	43,461
		293,253
	Utilities—0.4%
1,472	CH Energy Group, Inc.	95,724
4,024	El Paso Electric Co.	136,776
21,521	NRG Energy, Inc.	463,993
		696,493
	Total Common Stocks and Other Equity Interests (Cost $182,756,098)	193,407,782
	Money Market Fund—0.1%
137,899	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $137,899)	137,899
	Total Investments (Cost $182,893,997)—100.0%	193,545,681
	Liabilities in excess of other assets—(0.0)%	(74,013)
	Net Assets—100.0%	$193,471,668

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio (PFM)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Consumer Staples	25.6
Energy	16.0
Industrials	12.1
Health Care	10.6
Consumer Discretionary	8.7
Information Technology	6.3
Materials	5.5
Financials	5.5
Telecommunication Services	5.1
Utilities	4.6
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.7%
9,209	Family Dollar Stores, Inc.	$607,426
12,193	Genuine Parts Co.	763,038
4,225	John Wiley & Sons, Inc., Class A	183,281
10,921	Leggett & Platt, Inc.	289,734
85,084	Lowe's Cos., Inc.	2,755,020
2,247	Matthews International Corp., Class A	64,646
83,085	McDonald's Corp.	7,211,778
21,846	McGraw-Hill Cos., Inc. (The)	1,207,647
3,739	Meredith Corp.	125,144
1,320	NACCO Industries, Inc., Class A	66,845
29,669	NIKE, Inc., Class B	2,711,153
5,133	Polaris Industries, Inc.	433,738
18,704	Ross Stores, Inc.	1,140,009
51,642	Target Corp.	3,292,177
62,528	TJX Cos., Inc. (The)	2,603,041
8,850	VF Corp.	1,384,848
		24,839,525
	Consumer Staples—25.6%
165,824	Altria Group, Inc.	5,273,203
52,014	Archer-Daniels-Midland Co.	1,396,056
34,292	Avon Products, Inc.	531,183
10,310	Brown-Forman Corp., Class B	660,459
3,369	Casey's General Stores, Inc.	173,672
11,562	Church & Dwight Co., Inc.	586,887
10,058	Clorox Co. (The)	727,193
361,042	Coca-Cola Co. (The)	13,423,542
38,116	Colgate-Palmolive Co.	4,000,655
20,580	Hormel Foods Corp.	607,727
8,641	J.M. Smucker Co. (The)	740,015
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,067	Kimberly-Clark Corp.	$2,675,991
2,147	Lancaster Colony Corp.	156,259
9,442	McCormick & Co., Inc.	581,816
4,483	Nu Skin Enterprises, Inc., Class A	212,180
125,376	PepsiCo, Inc.	8,681,034
205,229	Procter & Gamble Co. (The)	14,210,056
1,777	Sanderson Farms, Inc.	80,480
46,644	Sysco Corp.	1,449,229
2,934	Tootsie Roll Industries, Inc.	78,191
1,871	Universal Corp.	92,727
6,723	Vector Group Ltd.	110,661
69,437	Walgreen Co.	2,446,266
190,924	Wal-Mart Stores, Inc.	14,323,119
		73,218,601
	Energy—16.0%
7,035	Buckeye Partners LP	340,635
1,588	CARBO Ceramics, Inc.	117,432
129,600	Chevron Corp.	14,283,216
95,280	ConocoPhillips	5,511,948
6,244	Energen Corp.	291,283
68,875	Enterprise Products Partners LP	3,630,401
21,106	EOG Resources, Inc.	2,458,638
151,866	Exxon Mobil Corp.	13,845,623
8,049	Helmerich & Payne, Inc.	384,742
9,389	Inergy LP	187,780
18,089	Kinder Morgan Energy Partners LP	1,513,326
17,590	Magellan Midstream Partners LP	763,934
13,666	Murphy Oil Corp.	819,960
6,247	NuStar Energy LP	294,483

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,584	Plains All American Pipeline LP	$1,115,622
4,159	TC Pipelines LP	182,996
		45,742,019
	Financials—5.5%
1,931	1st Source Corp.	42,888
35,144	Aflac, Inc.	1,749,468
928	Arrow Financial Corp.	22,643
1,174	BancFirst Corp.	51,609
2,836	Bank of the Ozarks, Inc.	92,851
11,574	Brown & Brown, Inc.	295,716
20,032	Chubb Corp. (The)	1,542,063
12,091	Cincinnati Financial Corp.	481,705
7,257	Commerce Bancshares, Inc.	276,347
3,176	Community Bank System, Inc.	87,626
1,275	Community Trust Bancorp, Inc.	43,248
5,429	Corporate Office Properties Trust REIT	135,454
4,973	Cullen/Frost Bankers, Inc.	275,007
9,300	Eaton Vance Corp.	261,702
3,764	Erie Indemnity Co., Class A	234,196
2,919	Essex Property Trust, Inc. REIT	437,850
4,980	Federal Realty Investment Trust REIT	536,993
1,067	First Financial Corp.	32,640
16,506	Franklin Resources, Inc.	2,109,467
7,584	HCC Insurance Holdings, Inc.	270,294
33,828	HCP, Inc. REIT	1,498,580
4,125	Mercury General Corp.	167,186
8,062	National Retail Properties, Inc. REIT	255,404
18,697	Old Republic International Corp.	184,726
27,321	People's United Financial, Inc.	328,672
4,499	Prosperity Bancshares, Inc.	188,328
12,648	Realty Income Corp. REIT	496,687
1,736	Republic Bancorp, Inc., Class A	37,532
1,592	RLI Corp.	108,543
13,228	SEI Investments Co.	289,429
13,852	Senior Housing Properties Trust REIT	304,467
1,422	Southside Bancshares, Inc.	29,023
3,118	StanCorp Financial Group, Inc.	107,103
19,463	T. Rowe Price Group, Inc.	1,263,927
7,622	Tanger Factory Outlet Centers, Inc. REIT	239,864
938	Tompkins Financial Corp.	37,970
3,490	UMB Financial Corp.	155,410
4,176	United Bankshares, Inc.	99,514
941	Universal Health Realty Income Trust REIT	46,523
1,742	Urstadt Biddle Properties, Inc., Class A REIT	32,994
10,205	W.R. Berkley Corp.	396,872
5,326	Washington REIT	136,932
2,269	Westamerica Bancorp.	100,108
3,077	WP Carey, Inc. REIT	168,312
		15,653,873
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—10.6%
128,270	Abbott Laboratories	$8,404,250
16,329	Becton, Dickinson and Co.	1,235,779
7,098	C.R. Bard, Inc.	682,757
25,450	Cardinal Health, Inc.	1,046,758
192,035	Johnson & Johnson	13,599,919
82,369	Medtronic, Inc.	3,424,903
5,096	Owens & Minor, Inc.	145,083
31,691	Stryker Corp.	1,666,947
2,652	West Pharmaceutical Services, Inc.	142,863
		30,349,259
	Industrials—12.1%
57,060	3M Co.	4,998,456
3,531	A.O. Smith Corp.	214,579
4,344	ABM Industries, Inc.	82,536
3,704	Brady Corp., Class A	113,935
12,545	C.H. Robinson Worldwide, Inc.	756,840
4,655	Carlisle Cos., Inc.	258,585
52,770	Caterpillar, Inc.	4,475,424
9,954	Cintas Corp.	416,177
3,952	CLARCOR, Inc.	178,789
12,616	Donaldson Co., Inc.	407,118
14,656	Dover Corp.	853,272
57,406	Emerson Electric Co.	2,780,173
16,779	Expeditors International of Washington, Inc.	614,279
23,192	Fastenal Co.	1,036,682
1,913	Franklin Electric Co., Inc.	110,839
27,056	General Dynamics Corp.	1,841,973
1,674	Gorman-Rupp Co. (The)	45,198
5,087	Graco, Inc.	244,481
607	Hyster-Yale Materials Handling, Inc., Class B(a)	24,960
36,157	Illinois Tool Works, Inc.	2,217,509
1,969	McGrath RentCorp	51,706
2,823	Mine Safety Appliances Co.	108,968
5,070	Nordson Corp.	299,282
25,481	Norfolk Southern Corp.	1,563,259
12,608	Parker Hannifin Corp.	991,745
10,154	Pentair Ltd. (Switzerland)	428,905
15,153	Pitney Bowes, Inc.	217,597
3,047	Raven Industries, Inc.	83,153
7,744	Roper Industries, Inc.	845,412
14,709	Stanley Black & Decker, Inc.	1,019,334
1,682	Tennant Co.	62,940
72,429	United Technologies Corp.	5,661,051
2,068	Valmont Industries, Inc.	279,387
5,705	W.W. Grainger, Inc.	1,149,044
2,620	Watsco, Inc.	179,077
		34,612,665

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—6.3%
38,276	Automatic Data Processing, Inc.	$2,211,970
946	Badger Meter, Inc.	40,527
810	Cass Information Systems, Inc.	33,996
5,426	Diebold, Inc.	161,423
3,663	FactSet Research Systems, Inc.	331,685
9,614	Harris Corp.	440,129
71,301	International Business Machines Corp.	13,870,183
6,738	Jack Henry & Associates, Inc.	256,044
18,723	Linear Technology Corp.	585,281
		17,931,238
	Materials—5.5%
17,664	Air Products & Chemicals, Inc.	1,369,490
6,711	Albemarle Corp.	369,843
5,264	AptarGroup, Inc.	269,938
7,682	Bemis Co., Inc.	253,890
21,484	Ecolab, Inc.	1,495,286
3,956	H.B. Fuller Co.	120,262
43,984	Monsanto Co.	3,785,703
23,676	Nucor Corp.	950,118
11,852	PPG Industries, Inc.	1,387,632
23,182	Praxair, Inc.	2,462,160
5,390	Royal Gold, Inc.	474,751
11,237	RPM International, Inc.	299,579
8,561	Sherwin-Williams Co. (The)	1,220,627
9,661	Sigma-Aldrich Corp.	677,623
7,865	Sonoco Products Co.	244,838
840	Stepan Co.	80,472
7,145	Valspar Corp. (The)	400,334
		15,862,546
	Telecommunication Services—5.1%
416,822	AT&T, Inc.	14,417,873
1,340	Atlantic Tele-Network, Inc.	55,530
8,269	Telephone & Data Systems, Inc.	205,650
		14,679,053
	Utilities—4.6%
1,493	American States Water Co.	65,722
10,767	Aqua America, Inc.	273,374
7,099	Atmos Energy Corp.	255,351
3,432	Black Hills Corp.	122,763
3,319	California Water Service Group	61,136
717	Connecticut Water Service, Inc.	21,962
22,923	Consolidated Edison, Inc.	1,384,091
15,124	MDU Resources Group, Inc.	328,644
1,812	MGE Energy, Inc.	95,384
1,242	Middlesex Water Co.	24,020
6,674	National Fuel Gas Co.	351,720
3,329	New Jersey Resources Corp.	148,007
33,434	NextEra Energy, Inc.	2,342,386
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,120	Northeast Utilities	$947,916
2,163	Northwest Natural Gas Co.	100,644
5,802	Piedmont Natural Gas Co., Inc.	184,910
44,771	PPL Corp.	1,324,326
13,704	Questar Corp.	277,369
10,227	SCANA Corp.	501,941
1,540	SJW Corp.	37,330
2,499	South Jersey Industries, Inc.	126,424
68,395	Southern Co. (The)	3,203,622
4,256	Suburban Propane Partners LP	183,008
8,654	UGI Corp.	279,438
3,188	UNS Energy Corp.	135,936
6,346	Vectren Corp.	187,651
4,135	WGL Holdings, Inc.	164,449
		13,129,524
	Total Investments (Cost $250,748,751)—100.0%	286,018,303
	Other assets less liabilities—0.0%	79,932
	Net Assets—100.0%	$286,098,235

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Financial Preferred Portfolio (PGF)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Banks	67.5
Insurance	25.6
Diversified Financial Services	6.3
Savings & Loans	0.9
Money Market Fund	0.4
Liabilities in excess of other assets	(0.7)

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks—100.3%
	Banks—67.5%
729,441	Bank of America Corp., 6.20%, Series D	$18,192,259
1,221,903	Bank of America Corp., 7.25%, Series J	30,718,641
4,405,361	Bank of America Corp., 8.20%, Series H	112,248,598
2,677,225	Bank of America Corp., 8.63%, Series 8	69,607,850
599,975	Bank of New York Mellon Corp. (The), 5.20%(a)	15,095,371
279,019	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	7,028,489
457,006	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,653,653
2,010,856	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	51,980,628
1,800,453	BB&T Corp., 5.63%, Series E	46,001,574
424,158	BB&T Corp., 5.85%	11,125,664
1,284,839	Capital One Financial Corp., 6.00%, Series B(a)	32,262,307
32,667	Deutsche Bank Contingent Capital Trust III, 7.60%	874,496
917,000	Goldman Sachs Group, Inc. (The), 5.95%(a)	22,970,850
1,267,608	Goldman Sachs Group, Inc. (The), 6.20%, Series B	31,931,046
5,180,218	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	146,185,752
2,931,980	HSBC Holdings PLC, 8.13% (United Kingdom)	75,615,764
783,093	HSBC USA, Inc., 6.50%, Series H(b)	19,780,929
824,215	JPMorgan Chase & Co., 5.50%	20,687,796
2,126,477	JPMorgan Chase & Co., 8.63%, Series J	55,756,227
2,225,106	PNC Financial Services Group, Inc., 6.13%, Series P	62,302,968
640,000	Regions Financial Corp., 6.38%, Series A(a)	15,904,000
531,467	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	12,303,461
Number of Shares		Value
	Preferred Stocks (Continued)
386,496	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	$8,448,803
431,639	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	9,569,437
365,581	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	8,243,852
1,845,138	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	43,822,027
1,244,078	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	33,901,125
753,652	State Street Corp., 5.25%, Series C(a)	19,466,831
690,726	U.S. Bancorp, 6.00%, Series G	19,823,836
1,028,779	U.S. Bancorp, 6.50%, Series F	30,420,995
919,536	U.S. Bancorp, 7.88%, Series D	23,806,787
898,857	Wells Fargo & Co., 5.20%(a)	23,001,751
1,929,312	Wells Fargo & Co., 8.00%, Series J	58,631,792
1,153,650	Zions Bancorp, 9.50%, Series C	30,733,236
		1,180,098,795
	Diversified Financial Services—6.3%
640,928	Charles Schwab Corp. (The), 6.00%, Series B(a)	16,901,271
2,374,365	Credit Suisse Guernsey, 7.90% (Switzerland)	61,614,772
556,697	Discover Financial Services, 6.50%, Series B(a)	14,167,939
658,323	HSBC Finance Corp., 6.36%, Series B	16,635,822
		109,319,804
	Insurance—25.6%
805,896	Aegon NV, 6.38% (Netherlands)	20,856,588
283,927	Aegon NV, 6.50% (Netherlands)	7,120,889
406,533	Aegon NV, 6.88% (Netherlands)	10,236,501
1,315,794	Aegon NV, 7.25% (Netherlands)	33,289,588
451,597	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	12,161,507

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
580,299	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	$15,581,028
568,854	ING Groep NV, 6.13% (Netherlands)	13,811,775
1,341,598	ING Groep NV, 6.38% (Netherlands)	32,855,735
2,691,540	ING Groep NV, 7.38% (Netherlands)	67,907,554
3,618,891	ING Groep NV, 8.50% (Netherlands)	94,597,811
2,323,104	MetLife, Inc., 6.50%, Series B	59,564,387
221,079	PartnerRe Ltd., 6.75%, Series C (Bermuda)	5,681,730
744,630	PartnerRe Ltd., 7.25%, Series E (Bermuda)	20,745,392
438,467	Principal Financial Group, Inc., 6.52%, Series B	11,509,759
373,399	Prudential PLC, 6.50% (United Kingdom)	9,473,133
447,625	Prudential PLC, 6.75% (United Kingdom)	11,356,246
317,201	RenaissanceRe Holdings Ltd., 6.08%, Series C	8,006,153
533,822	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	13,553,741
		448,309,517
	Savings & Loans—0.9%
558,134	First Niagara Financial Group, Inc., 8.63%, Series B	16,291,931
	Total Preferred Stocks (Cost $1,525,028,956)	1,754,020,047
	Money Market Fund—0.4%
7,886,722	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $7,886,722)	7,886,722
	Total Investments (Cost $1,532,915,678)—100.7%	1,761,906,769
	Liabilities in excess of other assets—(0.7)%	(12,423,847)
	Net Assets—100.0%	$1,749,482,922

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	22.6%
Netherlands	16.0%

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Electric	15.0
Banks	13.9
Gas	12.6
Agriculture	8.7
Insurance	8.4
Office/Business Equipment	5.1
Water	4.8
Household Products/Wares	3.3
Pharmaceuticals	3.0
Cosmetics/Personal Care	2.7
Savings & Loans	2.4
Miscellaneous Manufacturing	2.3
Telecommunications	2.2
Oil & Gas	2.2
Media	2.1
Packaging & Containers	1.8
Iron/Steel	1.8
Food	1.6
Electrical Components & Equipment	1.6
Distribution/Wholesale	1.5
Computers	1.5
Chemicals	1.5
Other assets less liabilities	0.0

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—8.7%
227,812	Altria Group, Inc.	$7,244,422
107,081	Universal Corp.	5,306,934
808,954	Vector Group Ltd.	13,315,383
		25,866,739
	Banks—13.9%
223,226	Arrow Financial Corp.	5,446,714
193,418	Community Bank System, Inc.	5,336,403
144,472	Community Trust Bancorp, Inc.	4,900,490
83,406	Cullen/Frost Bankers, Inc.	4,612,352
243,719	Southside Bancshares, Inc.	4,974,305
119,120	Tompkins Financial Corp.	4,821,978
293,627	United Bankshares, Inc.	6,997,131
97,346	Westamerica Bancorp.	4,294,905
		41,384,278
	Chemicals—1.5%
166,412	RPM International, Inc.	4,436,544
	Computers—1.5%
152,329	Diebold, Inc.	4,531,788
	Cosmetics/Personal Care—2.7%
507,758	Avon Products, Inc.	7,865,171
	Distribution/Wholesale—1.5%
67,235	Watsco, Inc.	4,595,512
	Electric—15.0%
160,704	Black Hills Corp.	5,748,382
93,416	Consolidated Edison, Inc.	5,640,458
78,040	MGE Energy, Inc.	4,108,025
67,885	NextEra Energy, Inc.	4,756,023
Number of Shares		Value
	Common Stocks (Continued)
232,726	PPL Corp.	$6,884,035
117,095	SCANA Corp.	5,747,023
127,618	Southern Co. (The)	5,977,627
134,162	UNS Energy Corp.	5,720,668
		44,582,241
	Electrical Components & Equipment—1.6%
95,885	Emerson Electric Co.	4,643,711
	Food—1.6%
155,370	Sysco Corp.	4,827,346
	Gas—12.6%
150,053	Atmos Energy Corp.	5,397,406
107,077	Northwest Natural Gas Co.	4,982,293
162,000	Piedmont Natural Gas Co., Inc.	5,162,940
227,027	Questar Corp.	4,595,026
145,834	UGI Corp.	4,708,980
234,180	Vectren Corp.	6,924,703
140,080	WGL Holdings, Inc.	5,570,982
		37,342,330
	Household Products/Wares—3.3%
67,702	Clorox Co. (The)	4,894,855
57,790	Kimberly-Clark Corp.	4,822,575
		9,717,430
	Insurance—8.4%
149,431	Cincinnati Financial Corp.	5,953,331
217,061	Mercury General Corp.	8,797,482
1,046,600	Old Republic International Corp.	10,340,408
		25,091,221

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Iron/Steel—1.8%
131,596	Nucor Corp.	$5,280,948
	Media—2.1%
184,281	Meredith Corp.	6,167,885
	Miscellaneous Manufacturing—2.3%
254,031	Leggett & Platt, Inc.	6,739,442
	Office/Business Equipment—5.1%
1,049,343	Pitney Bowes, Inc.	15,068,566
	Oil & Gas—2.2%
112,061	ConocoPhillips	6,482,729
	Packaging & Containers—1.8%
172,737	Sonoco Products Co.	5,377,303
	Pharmaceuticals—3.0%
62,755	Abbott Laboratories	4,111,708
69,053	Johnson & Johnson	4,890,333
		9,002,041
	Savings & Loans—2.4%
597,538	People's United Financial, Inc.	7,188,382
	Telecommunications—2.2%
187,732	AT&T, Inc.	6,493,650
	Water—4.8%
253,735	California Water Service Group	4,673,798
137,190	Connecticut Water Service, Inc.	4,202,130
281,420	Middlesex Water Co.	5,442,663
		14,318,591
	Total Investments (Cost $287,815,678)—100.0%	297,003,848
	Other assets less liabilities—0.0%	131,161
	Net Assets—100.0%	$297,135,009

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio (PID)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Telecommunication Services	18.7
Energy	16.4
Financials	15.3
Money Market Fund	13.9
Consumer Staples	12.1
Health Care	12.0
Consumer Discretionary	8.6
Materials	7.4
Information Technology	4.3
Industrials	3.9
Utilities	1.3
Liabilities in excess of other assets	(13.9)
Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio (PID)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.6%
164,845	BHP Billiton Ltd. ADR(a)	$11,661,135
	Bahamas—3.5%
697,981	Teekay LNG Partners LP(a)	25,455,367
	Belgium—2.1%
402,087	Delhaize Group SA ADR	15,375,807
	Bermuda—3.3%
387,201	Alterra Capital Holdings Ltd.	9,459,321
262,729	Axis Capital Holdings Ltd.	9,516,044
61,038	RenaissanceRe Holdings Ltd.	4,966,052
		23,941,417
	Brazil—4.8%
420,778	Companhia de Bebidas das Americas ADR	14,331,699
1,118,337	Vale SA ADR	20,487,934
		34,819,633
	Canada—20.0%
394,841	Cameco Corp.	7,640,173
70,429	Canadian National Railway Co.	6,083,657
164,460	Canadian Natural Resources Ltd.	4,966,692
68,798	Canadian Pacific Railway Ltd.	6,333,544
265,955	Enbridge, Inc.	10,577,030
84,145	Imperial Oil Ltd.(a)	3,693,966
432,935	Ritchie Bros. Auctioneers, Inc.(a)	9,736,708
340,611	Rogers Communications, Inc., Class B(a)	14,959,635
828,879	Shaw Communications, Inc., Class B(a)	18,102,717
173,546	Suncor Energy, Inc.	5,834,617
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
596,307	Talisman Energy, Inc.	$6,797,900
226,978	Telus Corp.(a)	14,596,955
555,590	Thomson Reuters Corp.	15,700,973
116,639	Tim Hortons, Inc.	5,794,626
318,948	TransCanada Corp.(a)	14,426,018
		145,245,211
	Chile—6.3%
408,925	Banco Santander Chile ADR(a)	11,118,671
1,235,055	Corpbanca ADR	25,318,628
199,626	Empresa Nacional de Electricidad SA ADR	9,556,097
		45,993,396
	Denmark—0.5%
24,575	Novo Nordisk A/S ADR	3,939,127
	France—2.0%
321,866	Sanofi ADR	14,113,824
	Hong Kong—3.0%
228,969	China Mobile Ltd. ADR	12,682,593
42,690	CNOOC Ltd. ADR	8,774,929
		21,457,522
	India—2.3%
198,115	Axis Bank Ltd. GDR	4,406,078
54,451	HDFC Bank Ltd. ADR	2,035,923
113,539	Infosys Ltd. ADR(a)	4,929,863
60,819	State Bank of India GDR	5,011,485
		16,383,349

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—1.9%
112,101	Accenture PLC, Class A	$7,556,729
79,282	Cooper Industries PLC	5,941,393
		13,498,122
	Israel—0.9%
164,791	Teva Pharmaceutical Industries Ltd. ADR	6,660,852
	Japan—4.3%
510,924	Canon, Inc. ADR	16,426,207
997,458	NTT DoCoMo, Inc. ADR	14,363,395
		30,789,602
	Mexico—0.7%
40,184	Coca-Cola Femsa SAB de CV ADR	5,139,935
	Netherlands—1.7%
339,619	Unilever NV	12,460,621
	Norway—2.0%
592,136	Statoil ASA ADR	14,536,939
	Philippines—2.2%
246,417	Philippine Long Distance Telephone Co. ADR	15,654,872
	Russia—1.5%
183,811	LUKOIL OAO ADR	11,111,375
	Spain—6.2%
3,446,494	Telefonica SA ADR(a)	45,286,931
	Switzerland—4.8%
84,784	Allied World Assurance Co. Holdings AG	6,808,155
143,627	Noble Corp.	5,420,483
232,290	Novartis AG ADR	14,044,253
109,962	Syngenta AG ADR	8,572,638
		34,845,529
	United Kingdom—20.4%
63,698	ARM Holdings PLC ADR	2,060,630
455,157	AstraZeneca PLC ADR	21,119,285
200,678	BHP Billiton PLC ADR(a)	12,839,379
143,548	British American Tobacco PLC ADR	14,262,929
74,106	Diageo PLC ADR	8,465,870
416,950	GlaxoSmithKline PLC ADR	18,721,055
652,162	Pearson PLC ADR(a)	13,108,456
410,159	Prudential PLC ADR	11,271,169
125,836	Smith & Nephew PLC ADR(a)	6,665,533
326,377	Unilever PLC ADR	12,170,598
650,259	Vodafone Group PLC ADR	17,700,050
151,582	WPP PLC ADR(a)	9,798,261
		148,183,215
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—4.0%
114,359	ACE Ltd.	$8,994,335
82,490	Bunge Ltd.	5,859,265
147,910	PartnerRe Ltd.	11,980,710
21,716	Shire PLC ADR	1,832,613
		28,666,923
	Total Common Stocks and Other Equity Interests (Cost $696,216,597)	725,220,704
	Money Market Fund—0.7%
5,458,759	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $5,458,759)	5,458,759
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $701,675,356)—100.7%	730,679,463
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—13.2%
95,530,232	Invesco Liquid Assets Portfolio— Institutional Class (Cost $95,530,232)(b)(c)	95,530,232
	Total Investments (Cost $797,205,588)—113.9%	826,209,695
	Liabilities in excess of other assets—(13.9)%	(101,012,622)
	Net Assets—100.0%	$725,197,073

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)   All or a portion of this security was out on loan at October 31, 2012.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

18

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Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
ASSETS:
Unaffiliated investments, at value(a)	$193,545,681	$286,018,303	$1,742,125,840	$297,003,848	$730,679,463
Affiliated investments, at value	—	—	19,780,929	—	95,530,232
Total investments, at value	193,545,681	286,018,303	1,761,906,769	297,003,848	826,209,695
Cash	—	—	—	—	2,616
Receivables:
Investments sold	6,154,804	5,959,121	10,603,439	12,235,338	711,851
Dividends	256,411	569,884	6,749,577	960,205	725,724
Foreign tax reclaims	—	—	—	—	222,302
Securities lending dividends	—	—	—	—	36,715
Shares sold	—	—	924,674	—	—
Other assets	—	—	—	462	—
Total Assets	199,956,896	292,547,308	1,780,184,459	310,199,853	827,908,903
LIABILITIES:
Due to custodian	—	128,845	—	565,724	—
Payables:
Investments purchased	6,269,695	6,025,359	19,660,665	12,196,263	6,504,812
Expenses recaptured	4,771	12,314	—	—	—
Shares repurchased	—	—	9,246,738	—	—
Collateral upon return of securities loaned	—	—	—	—	95,530,232
Accrued advisory fees	80,672	97,606	741,546	103,018	246,911
Accrued expenses	130,090	184,949	1,052,588	199,839	429,875
Total Liabilities	6,485,228	6,449,073	30,701,537	13,064,844	102,711,830
NET ASSETS	$193,471,668	$286,098,235	$1,749,482,922	$297,135,009	$725,197,073
NET ASSETS CONSIST OF:
Shares of beneficial interest	$209,083,181	$269,706,270	$1,534,572,945	$425,542,087	$957,321,471
Undistributed net investment income	501,080	728,072	3,660,216	466,265	1,207,258
Undistributed net realized gain (loss)	(26,764,277)	(19,605,659)	(17,741,330)	(138,061,513)	(262,335,763)
Net unrealized appreciation	10,651,684	35,269,552	228,991,091	9,188,170	29,004,107
Net Assets	$193,471,668	$286,098,235	$1,749,482,922	$297,135,009	$725,197,073
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,550,000	17,600,000	94,600,000	30,900,000	47,450,000
Net asset value	$29.54	$16.26	$18.49	$9.62	$15.28
Share price	$29.60	$16.27	$18.51	$9.62	$15.28
Unaffiliated investments, at cost	$182,893,997	$250,748,751	$1,514,937,554	$287,815,678	$701,675,356
Affiliated investments, at cost	$—	$—	$17,978,124	$—	$95,530,232
Total investments, at cost	$182,893,997	$250,748,751	$1,532,915,678	$287,815,678	$797,205,588
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$94,493,854

See Notes to Financial Statements.

20

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,660,682	$3,656,444	$59,708,451	$7,318,816	$14,014,997
Affiliated dividend income	—	—	701,518	—	—
Securities lending income	—	—	—	—	410,920
Foreign withholding tax	(46)	—	—	—	(1,533,866)
Total Income	1,660,636	3,656,444	60,409,969	7,318,816	12,892,051
EXPENSES:
Advisory fees	416,573	516,850	4,224,802	588,807	1,367,665
Sub-licensing	83,315	129,214	844,964	147,202	341,916
Accounting & administration fees	34,649	34,646	191,257	35,968	82,173
Recapture (Note 3)	16,007	47,349	—	38,984	5,946
Custodian & transfer agent fees	8,235	10,713	88,613	14,850	44,784
Trustees fees	4,002	5,114	21,163	5,186	10,018
Other expenses	23,282	31,391	125,239	33,569	57,960
Total Expenses	586,063	775,277	5,496,038	864,566	1,910,462
Net Investment Income	1,074,573	2,881,167	54,913,931	6,454,250	10,981,589
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(738,606)	(346,294)	5,193,519	(741,014)	(12,434,838)
In-kind redemptions	800,403	2,980,827	21,310,461	6,810,128	5,668,811
Foreign currencies	(14,358)	—	—	—	343
Net realized gain (loss)	47,439	2,634,533	26,503,980	6,069,114	(6,765,684)
Net change in unrealized appreciation	1,776,360	3,652,139	34,386,282	1,930,855	6,042,609
Net realized and unrealized gain (loss)	1,823,799	6,286,672	60,890,262	7,999,969	(723,075)
Net increase in net assets resulting from operations	$2,898,372	$9,167,839	$115,804,193	$14,454,219	$10,258,514

See Notes to Financial Statements.

21

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)		PowerShares Financial Preferred Portfolio (PGF)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$1,074,573	$704,684	$2,881,167	$5,496,065	$54,913,931	$107,663,938
Net realized gain (loss)	47,439	4,989,364	2,634,533	17,926,837	26,503,980	82,703,042
Net change in unrealized appreciation (depreciation)	1,776,360	5,052,880	3,652,139	(4,714,554)	34,386,282	(139,051,457)
Net increase in net assets resulting from operations	2,898,372	10,746,928	9,167,839	18,708,348	115,804,193	51,315,523
Undistributed net investment income (loss) included in the price of units issued and redeemed	119,547	26,276	70,315	58,969	148,339	1,345,446
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(827,547)	(632,863)	(3,021,750)	(5,330,068)	(51,600,140)	(107,083,605)
Return of capital	—	—	—	—	—	(4,901,487)
Total distributions to shareholders	(827,547)	(632,863)	(3,021,750)	(5,330,068)	(51,600,140)	(111,985,092)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	56,112,005	144,656,825	40,267,787	121,445,277	161,837,951	190,750,610
Value of shares repurchased	(4,352,544)	(58,766,144)	(13,303,248)	(99,695,204)	(89,257,067)	(349,898,568)
Net income (loss) equalization	(119,547)	(26,276)	(70,315)	(58,969)	(148,339)	(1,345,446)
Net increase (decrease) in net assets resulting from shares transactions	51,639,914	85,864,405	26,894,224	21,691,104	72,432,545	(160,493,404)
Increase (Decrease) in Net Assets	53,830,286	96,004,746	33,110,628	35,128,353	136,784,937	(219,817,527)
NET ASSETS:
Beginning of period	139,641,382	43,636,636	252,987,607	217,859,254	1,612,697,985	1,832,515,512
End of period	$193,471,668	$139,641,382	$286,098,235	$252,987,607	$1,749,482,922	$1,612,697,985
Undistributed net investment income at end of period	$501,080	$134,507	$728,072	$798,340	$3,660,216	$198,086
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,950,000	5,300,000	2,450,000	8,250,000	8,900,000	10,950,000
Shares repurchased	(150,000)	(2,150,000)	(850,000)	(6,500,000)	(4,950,000)	(20,650,000)
Shares outstanding, beginning of period	4,750,000	1,600,000	16,000,000	14,250,000	90,650,000	100,350,000
Shares outstanding, end of period	6,550,000	4,750,000	17,600,000	16,000,000	94,600,000	90,650,000

See Notes to Financial Statements.

22

	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$6,454,250	$10,063,126	$10,981,589	$18,637,873
Net realized gain (loss)	6,069,114	23,646,080	(6,765,684)	(8,766,351)
Net change in unrealized appreciation (depreciation)	1,930,855	(10,517,450)	6,042,609	(41,600,976)
Net increase in net assets resulting from operations	14,454,219	23,191,756	10,258,514	(31,729,454)
Undistributed net investment income (loss) included in the price of units issued and redeemed	33,069	(78,789)	246,685	692,028
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,097,469)	(9,978,411)	(12,954,430)	(17,956,612)
Return of capital	—	—	—	—
Total distributions to shareholders	(6,097,469)	(9,978,411)	(12,954,430)	(17,956,612)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	57,384,739	242,546,677	63,413,457	417,763,549
Value of shares repurchased	(44,775,799)	(188,061,234)	(25,716,724)	(228,163,544)
Net income (loss) equalization	(33,069)	78,789	(246,685)	(692,028)
Net increase (decrease) in net assets resulting from shares transactions	12,575,871	54,564,232	37,450,048	188,907,977
Increase (Decrease) in Net Assets	20,965,690	67,698,788	35,000,817	139,913,939
NET ASSETS:
Beginning of period	276,169,319	208,470,531	690,196,256	550,282,317
End of period	$297,135,009	$276,169,319	$725,197,073	$690,196,256
Undistributed net investment income at end of period	$466,265	$76,415	$1,207,258	$2,933,414
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,100,000	26,900,000	4,250,000	27,800,000
Shares repurchased	(4,700,000)	(20,400,000)	(1,750,000)	(15,500,000)
Shares outstanding, beginning of period	29,500,000	23,000,000	44,950,000	32,650,000
Shares outstanding, end of period	30,900,000	29,500,000	47,450,000	44,950,000

23

Financial Highlights

PowerShares Buyback AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.40		$27.27	$22.36	$16.15	$22.64	$25.99
Net investment income(a)	0.19		0.27	0.11	0.19	0.26	0.10
Net realized and unrealized gain (loss) on investments	0.09		2.12	4.87	6.29	(6.55)	(3.35)
Total from investment operations	0.28		2.39	4.98	6.48	(6.29)	(3.25)
Distributions to shareholders from:
Net investment income	(0.14)		(0.26)	(0.07)	(0.27)	(0.20)	(0.10)
Net asset value at end of period	$29.54		$29.40	$27.27	$22.36	$16.15	$22.64
Share price at end of period(b)	$29.60		$29.40	$27.27	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN(c)	0.98%		8.91%	22.34%	40.46%	(27.87)%	(12.53)%
SHARE PRICE TOTAL RETURN(c)	1.18%		8.91%	22.29%	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$193,472		$139,641	$43,637	$38,019	$27,456	$61,132
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.73%
Expenses, prior to Waivers	0.70	%(d)	0.79%	1.00%	0.97%	0.92%	0.79%
Net investment income, after Waivers	1.29	%(d)	1.00%	0.49%	0.98%	1.39%	0.41%
Portfolio turnover rate(e)	7%		32%	26%	23%	56%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.02		$0.01	$0.00 (g)	$0.00 (g)	$(0.02)	$(0.01)

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.81		$15.29	$13.21	$10.30	$16.15	$17.52
Net investment income(a)	0.18		0.34	0.31	0.27	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.46		0.51	2.08	2.96	(5.92)	(1.41)
Total from investment operations	0.64		0.85	2.39	3.23	(5.56)	(1.04)
Distributions to shareholders from:
Net investment income	(0.19)		(0.33)	(0.31)	(0.32)	(0.29)	(0.33)
Net asset value at end of period	$16.26		$15.81	$15.29	$13.21	$10.30	$16.15
Share price at end of period(b)	$16.27		$15.80	$15.29	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN(c)	4.09%		5.78%	18.39%	31.76%	(34.84)%	(6.00)%
SHARE PRICE TOTAL RETURN(c)	4.22%		5.71%	18.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$286,098		$252,988	$217,859	$133,380	$85,451	$59,751
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.60	%(d)	0.60%	0.61%	0.64%	0.74%	0.72%
Net investment income, after Waivers	2.23	%(d)	2.28%	2.30%	2.28%	3.11%	2.15%
Portfolio turnover rate(e)	6%		20%	11%	18%	31%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$0.00 (g)	$0.03	$0.01	$0.03	$(0.01)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

24

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.79		$18.26	$16.97	$11.41	$21.17	$24.78
Net investment income(a)	0.59		1.17	1.18	1.31	1.35	1.35
Net realized and unrealized gain (loss) on investments	0.67		(0.42)	1.36	5.61	(9.63)	(3.50)
Total from investment operations	1.26		0.75	2.54	6.92	(8.28)	(2.15)
Distributions to shareholders from:
Net investment income	(0.56)		(1.17)	(1.21)	(1.30)	(1.46)	(1.46)
Return of capital	—		(0.05)	(0.04)	(0.06)	(0.02)	—
Total distributions	(0.56)		(1.22)	(1.25)	(1.36)	(1.48)	(1.46)
Net asset value at end of period	$18.49		$17.79	$18.26	$16.97	$11.41	$21.17
Share price at end of period(b)	$18.51		$17.83	$18.28	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN(c)	7.17%		4.56%	15.57%	62.16%	(39.56)%	(8.77)%
SHARE PRICE TOTAL RETURN(c)	7.05%		4.68%	15.97%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,749,483		$1,612,698	$1,832,516	$1,714,824	$773,644	$237,126
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.66%	0.66%	0.65%	0.69%	0.72%
Expenses, prior to Waivers	0.65	%(d)	0.66%	0.66%	0.65%	0.68%	0.74%
Net investment income, after Waivers	6.50	%(d)	6.76%	6.75%	8.30%	11.49%	6.20%
Portfolio turnover rate(e)	10%		6%	26%	23%	45%	80%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$0.01	$0.00 (g)	$(0.02)	$0.02	$0.03

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.36		$9.06		$8.44	$6.12	$11.36	$15.82
Net investment income(a)	0.21		0.35		0.34	0.32	0.43	0.62
Net realized and unrealized gain (loss) on investments	0.25		0.29		0.63	2.35	(5.21)	(4.42)
Total from investment operations	0.46		0.64		0.97	2.67	(4.78)	(3.80)
Distributions to shareholders from:
Net investment income	(0.20)		(0.34)		(0.34)	(0.33)	(0.43)	(0.63)
Return of capital	—		—		(0.01)	(0.02)	(0.03)	(0.03)
Total distributions	(0.20)		(0.34)		(0.35)	(0.35)	(0.46)	(0.66)
Net asset value at end of period	$9.62		$9.36		$9.06	$8.44	$6.12	$11.36
Share price at end of period(b)	$9.62		$9.36		$9.06	$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN(c)	4.93%		7.37%		11.91%	44.59%	(42.88)%	(24.67)%
SHARE PRICE TOTAL RETURN(c)	4.93%		7.37%		11.91%	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$297,135		$276,169		$208,471	$127,424	$86,846	$184,077
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.59	%(d)	0.60%		0.62%	0.65%	0.62%	0.56%
Net investment income, after Waivers	4.38	%(d)	3.88%		4.02%	4.42%	5.24%	4.35%
Portfolio turnover rate(e)	7%		35%		44%	57%	77%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$(0.00	)(g)	$0.00 (g)	$0.00 (g)	$0.00 (g)	$0.02

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

25

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.35		$16.85	$14.26	$10.14	$19.63	$20.12
Net investment income(a)	0.24		0.48	0.47	0.35	0.52	0.68
Net realized and unrealized gain (loss) on investments	(0.03)		(1.49)	2.59	4.24	(9.46)	(0.61)
Total from investment operations	0.21		(1.01)	3.06	4.59	(8.94)	0.07
Distributions to shareholders from:
Net investment income	(0.28)		(0.49)	(0.47)	(0.47)	(0.55)	(0.56)
Net asset value at end of period	$15.28		$15.35	$16.85	$14.26	$10.14	$19.63
Share price at end of period(b)	$15.28		$15.37	$16.89	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN(c)	1.52%		(5.87)%	21.95%	45.77%	(46.44)%	0.34%
SHARE PRICE TOTAL RETURN(c)	1.38%		(5.97)%	22.23%	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$725,197		$690,196	$550,282	$427,783	$256,584	$551,630
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.55%	0.58%	0.57%	0.57%	0.58%
Expenses, prior to Waivers	0.56	%(d)	0.56%	0.58%	0.57%	0.57%	0.56%
Net investment income, after Waivers	3.21	%(d)	3.20%	3.20%	2.65%	3.87%	3.28%
Portfolio turnover rate(e)	13%		33%	42%	63%	50%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$0.02	$0.01	$0.02	$(0.01)	$(0.02)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

26

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio (PKW)	"Buyback AchieversTM Portfolio"
PowerShares Dividend AchieversTM Portfolio (PFM)	"Dividend AchieversTM Portfolio"
PowerShares Financial Preferred Portfolio (PGF)	"Financial Preferred Portfolio"
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	"High Yield Equity Dividend AchieversTM Portfolio"
PowerShares International Dividend AchieversTM Portfolio (PID)	"International Dividend AchieversTM Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index
Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index
Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index
International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. For Financial Preferred Portfolio, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index at all times.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

High Yield Securities Risk. With respect to Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, investments in high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The International Dividend AchieversTM Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets, except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, each of which pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, and extraordinary expenses) of each Fund from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), through at least August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Fund's Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15
Buyback AchieversTM Portfolio	$207,193	$37,368	$110,403	$59,422
Dividend AchieversTM Portfolio	18,818	—	15,680	3,138
High Yield Equity Dividend AchieversTM Portfolio	7	—	—	7
International Dividend AchieversTM Portfolio	2,060	—	—	2,060

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.
Dividend AchieversTM Portfolio	Mergent, Inc.
Financial Preferred Portfolio	Wells Fargo Securities, LLC
High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.
International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended October 31, 2012.

Financial Preferred Portfolio

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(loss)	Value October 31, 2012	Dividend Income
HSBC Finance Corp., 6.36%, Series B(a)	$28,702,296	$1,108,370	$(13,733,694)	$(1,030,592)	$1,589,442	$16,635,822	$818,426
HSBC USA, Inc., 6.50%, Series H	23,464,432	945,302	(4,885,712)	(84,189)	341,096	19,780,929	701,518
PartnerRe Ltd., 7.25%, Series E(a)	19,997,306	870,195	(1,105,484)	893,045	90,330	20,745,392	680,573
Prudential PLC, 6.75%(a)	13,063,420	536,515	(2,200,435)	(344,223)	300,969	11,356,246	403,982
Santander Finance Preferred SA Unipersonal, 10.50%, Series 10(a)	45,476,570	1,654,040	(14,497,899)	2,267,373	(998,959)	33,901,125	1,921,333
Total Investments in Affiliates	$130,704,024	$5,114,422	$(36,423,224)	$1,701,414	$1,322,878	$102,419,514	$4,525,832

(a) Security is no longer considered affiliated at October 31, 2012.

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dividend AchieversTM Portfolio (PFM) Equity Securities	$285,993,343	$24,960	$—	$286,018,303

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total**
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$2,107,645	$—	$606,005	$24,934,405
Dividend AchieversTM Portfolio	7,896	—	50,943	1,716,151	14,632,363	2,339,194	—	235,090	18,981,637
Financial Preferred Portfolio(1)	—	2,123,151	29,895,674	9,034,558	7,354,935	—	—	—	48,408,318
High Yield Equity Dividend AchieversTM Portfolio	2,318,867	7,009,598	5,162,362	81,487,358	44,815,128	2,187,574	—	—	142,980,887
International Dividend AchieversTM Portfolio	—	—	1,965,954	59,472,841	145,514,837	11,745,409	—	—	218,699,041

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end and carryforward expiration is October 31

The Funds utilized noted amounts of capital loss carryforward during fiscal year ended April 30, 2012 as follows:

Utilized Amount
Financial Preferred Portfolio(1)	$322,294
High Yield Equity Dividend AchieversTM Portfolio	294,166
International Dividend AchieversTM Portfolio	414,324

Note 7. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$11,557,635	$11,295,520
Dividend AchieversTM Portfolio	19,134,794	14,393,144
Financial Preferred Portfolio	267,275,623	166,192,946
High Yield Equity Dividend AchieversTM Portfolio	21,810,702	22,004,167
International Dividend AchieversTM Portfolio	86,304,482	88,912,657

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$55,144,481	$3,502,457
Dividend AchieversTM Portfolio	34,222,601	12,168,275
Financial Preferred Portfolio	70,830,054	89,115,963
High Yield Equity Dividend AchieversTM Portfolio	57,917,791	44,991,830
International Dividend AchieversTM Portfolio	64,174,547	25,843,943

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$184,343,805	$9,201,876	$19,064,200	$(9,862,324)
Dividend AchieversTM Portfolio	253,222,781	32,795,522	37,230,461	(4,434,939)
Financial Preferred Portfolio(1)	1,557,183,637	204,723,132	229,937,176	(25,214,044)
High Yield Equity Dividend AchieversTM Portfolio	288,751,909	8,251,939	15,887,305	(7,635,366)
International Dividend AchieversTM Portfolio	801,851,094	24,358,601	62,389,105	(38,030,504)

(1) Tax year-end is October 31.

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. Each Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the
36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

37

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-1

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Aerospace & Defense Portfolio (PPA)

PowerShares CleantechTM Portfolio (PZD)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

PowerShares Global Listed Private Equity Portfolio (PSP)

PowerShares Golden Dragon China Portfolio (PGJ)

PowerShares Lux Nanotech Portfolio (PXN)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

PowerShares Water Resources Portfolio (PHO)

PowerShares WilderHill Clean Energy Portfolio (PBW)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Specialty Portfolios
Schedules of Investments
PowerShares Aerospace & Defense Portfolio (PPA)	6
PowerShares CleantechTM Portfolio (PZD)	8
PowerShares DWA Technical LeadersTM Portfolio (PDP)	10
PowerShares Global Listed Private Equity Portfolio (PSP)	12
PowerShares Golden Dragon China Portfolio (PGJ)	14
PowerShares Lux Nanotech Portfolio (PXN)	16
PowerShares Morningstar StockInvestor Core Portfolio (PYH)	18
PowerShares S&P 500 BuyWrite Portfolio (PBP)	21
PowerShares S&P 500® High Quality Portfolio (SPHQ)	27
PowerShares Water Resources Portfolio (PHO)	30
PowerShares WilderHill Clean Energy Portfolio (PBW)	32
PowerShares WilderHill Progressive Energy Portfolio (PUW)	34
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	44
Notes to Financial Statements	50

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1,766	592	16	2	1	—	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	1,516	290	100	94	24	4	3
PDP	PowerShares DWA Technical Leaders Portfolio	3/1/07	1,430	631	15	8	—	—	—
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	1,516	403	199	225	41	11	8
PGJ	PowerShares Golden Dragon China Portfolio	12/9/04	1,988	676	142	23	2	—	—
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1,766	515	89	44	10	1	1
PYH	PowerShares Morningstar StockInvestor Core Portfolio	12/1/06	1,489	511	13	6	3	—	1
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	1,224	528	155	85	20	10	14
SPHQ	PowerShares S&P 500® High Quality Portfolio	12/6/05	1,738	710	39	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1,738	598	100	20	1	—	1
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1,931	699	137	28	7	—	—
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	1,516	451	23	6	—	—	—

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	1,126	16	9	—	—	1
PZD	532	277	171	17	1	3
PDP	743	24	9	—	—	—
PSP	409	97	93	30	—	—
PGJ	938	178	24	4	—	1
PXN	915	159	24	3	2	3
PYH	934	17	3	—	—	1
PBP	381	19	9	—	1	2
SPHQ	959	14	3	—	1	2
PHO	960	44	13	1	—	—
PBW	907	132	16	2	1	2
PUW	1,002	30	4	—	—	—

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

In pursuing their investment objectives, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio (the "Portfolios") may invest a portion of their assets in investment companies. Each Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The effect of such expenses are included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio (PPA) Actual	$1,000.00	$1,019.62	0.66%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
PowerShares CleantechTM Portfolio (PZD) Actual	$1,000.00	$942.83	0.67%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	0.67%	$3.41

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Technical LeadersTM Portfolio (PDP) Actual	$1,000.00	$986.16	0.65%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Global Listed Private Equity Portfolio (PSP) Actual	$1,000.00	$1,058.14	0.70%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Golden Dragon China Portfolio (PGJ) Actual	$1,000.00	$884.96	0.70%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Lux Nanotech Portfolio (PXN) Actual	$1,000.00	$934.10	0.70%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Morningstar StockInvestor Core Portfolio (PYH) Actual	$1,000.00	$1,048.89	0.50%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares S&P 500 BuyWrite Portfolio (PBP) Actual	$1,000.00	$1,011.49	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares S&P 500® High Quality Portfolio (SPHQ) Actual	$1,000.00	$1,024.39	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Water Resources Portfolio (PHO) Actual	$1,000.00	$1,048.99	0.64%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.64%	$3.26
PowerShares WilderHill Clean Energy Portfolio (PBW) Actual	$1,000.00	$796.73	0.70%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares WilderHill Progressive Energy Portfolio (PUW) Actual	$1,000.00	$955.59	0.70%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

Portfolio Composition

PowerShares Aerospace & Defense Portfolio (PPA)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Aerospace/Defense	57.1
Electronics	9.8
Miscellaneous Manufacturing	5.8
Telecommunications	5.6
Metal Fabricate/Hardware	5.5
Packaging & Containers	3.9
Computers	3.9
Commercial Services	3.4
Engineering & Construction	1.7
Auto Manufacturers	1.6
Shipbuilding	1.2
Software	0.5
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—57.1%
11,428	AAR Corp.	$172,449
6,361	Aerovironment, Inc.(a)	139,878
9,333	Alliant Techsystems, Inc.	534,688
44,464	Boeing Co. (The)	3,132,044
7,639	Cubic Corp.	372,783
3,027	Ducommun, Inc.(a)	41,288
8,816	Esterline Technologies Corp.(a)	509,477
53,374	Exelis, Inc.	590,317
17,057	GenCorp, Inc.(a)	150,443
37,093	General Dynamics Corp.	2,525,291
15,066	HEICO Corp.	582,000
16,151	Kratos Defense & Security Solutions, Inc.(a)	88,992
26,734	L-3 Communications Holdings, Inc.	1,972,969
34,111	Lockheed Martin Corp.	3,195,177
12,935	Moog, Inc., Class A(a)	478,724
32,628	Northrop Grumman Corp.	2,241,217
16,867	Orbital Sciences Corp.(a)	226,018
37,534	Raytheon Co.	2,122,923
36,659	Rockwell Collins, Inc.	1,964,189
10,519	Teledyne Technologies, Inc.(a)	673,532
13,465	TransDigm Group, Inc.	1,793,673
14,264	Triumph Group, Inc.	933,151
38,908	United Technologies Corp.	3,041,049
		27,482,272
	Auto Manufacturers—1.6%
26,185	Oshkosh Corp.(a)	785,026
Number of Shares		Value
	Common Stocks (Continued)
	Commercial Services—3.4%
41,266	Booz Allen Hamilton Holding Corp.	$552,139
97,664	SAIC, Inc.	1,073,328
		1,625,467
	Computers—3.9%
6,476	CACI International, Inc., Class A(a)	326,584
44,342	Computer Sciences Corp.	1,350,214
9,162	KEYW Holding Corp. (The)(a)	111,227
9,190	Mercury Computer Systems, Inc.(a)	75,312
		1,863,337
	Electronics—9.8%
2,409	American Science & Engineering, Inc.	153,164
43,157	FLIR Systems, Inc.	838,541
51,785	Honeywell International, Inc.	3,171,313
5,676	OSI Systems, Inc.(a)	449,823
15,095	Taser International, Inc.(a)	117,892
		4,730,733
	Engineering & Construction—1.7%
4,658	Engility Holdings, Inc.(a)	88,502
21,959	URS Corp.	735,187
		823,689
	Metal Fabricate/Hardware—5.5%
15,283	Precision Castparts Corp.	2,645,029

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—5.8%
6,914	Ceradyne, Inc.	$241,713
28,493	Hexcel Corp.(a)	728,281
72,031	Textron, Inc.	1,815,902
		2,785,896
	Packaging & Containers—3.9%
44,208	Ball Corp.	1,893,429
	Shipbuilding—1.2%
14,146	Huntington Ingalls Industries, Inc.(a)	599,508
	Software—0.5%
10,553	ManTech International Corp., Class A	242,402
	Telecommunications—5.6%
3,971	Anaren, Inc.(a)	71,597
5,131	Comtech Telecommunications Corp.	129,147
13,377	DigitalGlobe, Inc.(a)	346,999
6,431	GeoEye, Inc.(a)	201,741
32,183	Harris Corp.	1,473,338
12,436	ViaSat, Inc.(a)	483,014
		2,705,836
	Total Investments (Cost $55,696,784)—100.0%	48,182,624
	Liabilities in excess of other assets—(0.0)%	(9,057)
	Net Assets—100.0%	$48,173,567

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares CleantechTM Portfolio (PZD)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Miscellaneous Manufacturing	17.2
Electronics	9.6
Electrical Components & Equipment	9.2
Auto Parts & Equipment	7.4
Machinery - Diversified	7.3
Environmental Control	6.6
Engineering & Construction	6.0
Software	5.8
Chemicals	5.6
Semiconductors	5.0
Electric	4.0
Commercial Services	3.3
Biotechnology	3.1
Telecommunications	2.9
Energy - Alternate Sources	2.3
Healthcare - Services	2.1
Building Materials	2.1
Hand/Machine Tools	0.6
Money Market Fund	8.0
Liabilities in excess of other assets	(8.1)

Schedule of Investments

PowerShares CleantechTM Portfolio (PZD)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Auto Parts & Equipment—7.4%
29,715	BorgWarner, Inc.(a)	$1,955,841
27,627	Fuel Systems Solutions, Inc.(a)	449,491
78,246	Johnson Controls, Inc.	2,014,835
17,619	Westport Innovations, Inc. (Canada)(a)(b)	491,816
		4,911,983
	Biotechnology—3.1%
74,437	Novozymes A/S, Class B (Denmark)	2,055,985
	Building Materials—2.1%
99,474	Kingspan Group PLC (Ireland)	1,038,921
20,227	WaterFurnace Renewable Energy, Inc. (Canada)	334,925
		1,373,846
	Chemicals—5.6%
729	Gurit Holding AG (Switzerland)	297,487
40,677	Koninklijke DSM NV (Netherlands)	2,088,077
34,599	SGL Carbon SE (Germany)(b)	1,380,420
		3,765,984
	Commercial Services—3.3%
1,029	SGS SA (Switzerland)	2,179,111
Number of Shares		Value
	Common Stocks (Continued)
	Electric—4.0%
44,196	Ameresco, Inc., Class A(a)	$488,808
9,862,508	Energy Development Corp. (Philippines)	1,596,867
29,708	Ormat Technologies, Inc.(b)	565,343
		2,651,018
	Electrical Components & Equipment—9.2%
41,745	Advanced Energy Industries, Inc.(a)	493,008
1,535,945	China High Speed Transmission Equipment Group Co. Ltd. (China)(a)	529,154
28,851	EnerSys(a)	994,782
221,589	Gamesa Corp. Tecnologica SA (Spain)	451,951
23,573	Saft Groupe SA (France)	524,015
34,214	Schneider Electric SA (France)	2,138,475
16,259	SMA Solar Technology AG (Germany)(b)	348,472
119,427	Vestas Wind Systems A/S (Denmark)(a)(b)	691,468
		6,171,325
	Electronics—9.6%
14,147	Badger Meter, Inc.	606,058
18,830	ESCO Technologies, Inc.	704,995
30,196	Horiba Ltd. (Japan)	821,673
23,544	Itron, Inc.(a)	966,717

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio (PZD)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
39,999	Trimble Navigation Ltd.(a)	$1,887,153
41,883	Woodward, Inc.	1,403,080
		6,389,676
	Energy - Alternate Sources—2.3%
8,760,909	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	1,559,997
	Engineering & Construction—6.0%
111,225	ABB Ltd. (Switzerland)	2,004,248
28,891	Aegion Corp., Class A(a)	533,617
44,027	Arcadis NV (Netherlands)	939,902
23,005	Mistras Group, Inc.(a)	508,180
		3,985,947
	Environmental Control—6.6%
29,268	Asahi Holdings, Inc. (Japan)	492,865
493,930	Hyflux Ltd. (Singapore)	546,540
64,518	Kurita Water Industries Ltd. (Japan)	1,462,613
38,294	Tetra Tech, Inc.(a)	993,346
107,035	Tomra Systems ASA (Norway)	881,124
		4,376,488
	Hand/Machine Tools—0.6%
40,609	Meyer Burger Technology AG (Switzerland)(a)(b)	394,664
	Healthcare - Services—2.1%
9,276	Eurofins Scientific (France)	1,433,967
	Machinery - Diversified—7.3%
19,648	Kadant, Inc.(a)	477,250
10,464	Lindsay Corp.	799,136
18,847	Roper Industries, Inc.	2,057,527
63,179	Xylem, Inc.	1,532,722
		4,866,635
	Miscellaneous Manufacturing—17.2%
111,793	Alfa Laval AB (Sweden)	1,940,886
28,649	CLARCOR, Inc.	1,296,081
45,607	Donaldson Co., Inc.	1,471,738
60,802	Hexcel Corp.(a)	1,554,099
32,512	Pall Corp.	2,046,955
30,709	Polypore International, Inc.(a)(b)	1,083,414
21,032	Siemens AG (Germany)	2,113,218
		11,506,391
	Semiconductors—5.0%
62,870	Cree, Inc.(a)(b)	1,906,847
100,556	GT Advanced Technologies, Inc.(a)(b)	436,413
22,877	Power Integrations, Inc.	676,702
35,479	Rubicon Technology, Inc.(a)(b)	308,312
		3,328,274
Number of Shares		Value
	Common Stocks (Continued)
	Software—5.8%
26,242	ANSYS, Inc.(a)	$1,860,033
63,154	Autodesk, Inc.(a)	2,010,823
		3,870,856
	Telecommunications—2.9%
166,356	Corning, Inc.(b)	1,954,683
	Total Common Stocks (Cost $71,611,607)	66,776,830
	Money Market Fund—0.0%
33,301	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $33,301)	33,301
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $71,644,908)—100.1%	66,810,131
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—8.0%
5,372,666	Invesco Liquid Assets Portfolio— Institutional Class (Cost $5,372,666)(c)(d)	5,372,666
	Total Investments (Cost $77,017,574)—108.1%	72,182,797
	Liabilities in excess of other assets—(8.1)%	(5,377,854)
	Net Assets—100.0%	$66,804,943

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Technical LeadersTM Portfolio (PDP)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Consumer Discretionary	25.4
Financials	20.9
Materials	15.3
Health Care	12.4
Information Technology	9.8
Industrials	7.9
Consumer Staples	4.9
Utilities	2.0
Energy	1.4
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio (PDP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—25.4%
12,583	Amazon.com, Inc.(a)	$2,929,574
105,600	AutoNation, Inc.(a)	4,688,640
8,457	AutoZone, Inc.(a)	3,171,375
110,514	Brinker International, Inc.	3,403,831
119,431	CBS Corp., Class B	3,869,564
259,960	Chico's FAS, Inc.	4,835,256
162,688	Dillard's, Inc., Class A	12,526,976
59,124	Discovery Communications, Inc., Class A(a)	3,489,498
64,167	DSW, Inc., Class A	4,016,213
84,885	Foot Locker, Inc.	2,843,647
56,111	Jarden Corp.	2,794,328
236,631	Liberty Interactive Corp., Class A(a)	4,732,620
183,733	Liberty Media Corp., Class A(a)	20,517,464
62,137	Limited Brands, Inc.	2,975,741
56,893	Nordstrom, Inc.	3,229,816
24,720	Panera Bread Co., Class A(a)	4,168,781
49,225	Polaris Industries, Inc.	4,159,513
74,112	Ross Stores, Inc.	4,517,126
163,017	Sally Beauty Holdings, Inc.(a)	3,925,449
223,977	Service Corp. International	3,144,637
74,171	Signet Jewelers Ltd. (United Kingdom)	3,839,091
1,545,552	Sirius XM Radio, Inc.(a)	4,327,546
67,646	TJX Cos., Inc. (The)	2,816,103
47,983	Tractor Supply Co.	4,617,884
250,390	TRW Automotive Holdings Corp.(a)	11,645,639
88,222	Ulta Salon, Cosmetics & Fragrance, Inc.	8,135,833
60,436	Under Armour, Inc., Class A(a)	3,158,385
35,918	VF Corp.	5,620,449
138,699	Virgin Media, Inc.	4,541,005
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
145,294	Wyndham Worldwide Corp.	$7,322,818
137,755	Yum! Brands, Inc.	9,658,003
		165,622,805
	Consumer Staples—4.9%
184,799	Altria Group, Inc.	5,876,608
66,463	Brown-Forman Corp., Class B	4,257,620
161,246	Church & Dwight Co., Inc.	8,184,847
283,431	Dean Foods Co.(a)	4,772,978
43,522	J.M. Smucker Co. (The)	3,727,224
53,165	Whole Foods Market, Inc.	5,036,321
		31,855,598
	Energy—1.4%
142,895	Golar LNG Ltd. (Bermuda)	5,577,192
34,217	Pioneer Natural Resources Co.	3,615,026
		9,192,218
	Financials—20.9%
49,425	ACE Ltd.	3,887,276
870,408	American Capital Ltd.(a)	10,262,110
315,217	American Tower Corp., Class A REIT	23,732,688
206,739	Arch Capital Group Ltd.(a)	9,127,527
45,882	Federal Realty Investment Trust REIT	4,947,456
1,152,985	General Growth Properties, Inc. REIT	22,667,685
83,874	Macerich Co. (The) REIT	4,780,818
75,838	ProAssurance Corp.	6,779,917
94,134	Rayonier, Inc. REIT	4,613,507
86,892	Realty Income Corp. REIT	3,412,249
71,577	RenaissanceRe Holdings Ltd. (Bermuda)	5,823,505
173,834	Tanger Factory Outlet Centers, Inc. REIT	5,470,556
270,907	Ventas, Inc. REIT	17,140,286

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
252,291	W.R. Berkley Corp.	$9,811,597
7,605	White Mountains Insurance Group Ltd.	3,899,084
		136,356,261
	Health Care—12.4%
141,907	Alexion Pharmaceuticals, Inc.(a)	12,825,555
314,040	ARIAD Pharmaceuticals, Inc.(a)	6,767,562
278,635	Catamaran Corp. (Canada)(a)	13,140,426
37,690	Cooper Cos., Inc. (The)	3,617,486
48,718	Express Scripts Holding Co.(a)	2,998,106
211,524	Gilead Sciences, Inc.(a)	14,205,952
118,078	Henry Schein, Inc.(a)	8,711,795
117,329	Medivation, Inc.(a)	5,997,858
48,516	Perrigo Co.	5,579,825
49,949	Regeneron Pharmaceuticals, Inc.(a)	7,107,743
		80,952,308
	Industrials—7.9%
125,328	Copart, Inc.(a)	3,608,193
80,823	Danaher Corp.	4,180,974
164,003	Donaldson Co., Inc.	5,292,377
47,783	Lockheed Martin Corp.	4,475,834
84,851	Nordson Corp.	5,008,754
69	Pentair Ltd. (Switzerland)	2,915
75,250	Roper Industries, Inc.	8,215,042
32,410	TransDigm Group, Inc.(a)	4,317,336
44,001	Union Pacific Corp.	5,413,443
132,996	United Rentals, Inc.(a)	5,407,617
28,973	W.W. Grainger, Inc.	5,835,452
		51,757,937
	Information Technology—9.8%
85,213	Amphenol Corp., Class A	5,123,858
126,705	ANSYS, Inc.(a)	8,980,850
34,017	Apple, Inc.	20,243,517
42,804	Fiserv, Inc.(a)	3,207,732
80,279	Gartner, Inc.(a)	3,725,748
52,988	IPG Photonics Corp.(a)	2,812,603
14,878	MasterCard, Inc., Class A	6,857,717
64,956	NetSuite, Inc.(a)	4,125,356
103,534	Rackspace Hosting, Inc.(a)	6,594,080
52,044	Red Hat, Inc.(a)	2,559,003
		64,230,464
	Materials—15.3%
175,800	Airgas, Inc.	15,640,926
77,463	AptarGroup, Inc.	3,972,303
74,855	Ashland, Inc.	5,325,933
223,912	Ball Corp.	9,590,151
51,126	Ecolab, Inc.	3,558,370
131,821	FMC Corp.	7,055,060
17,044	NewMarket Corp.	4,624,208
47,978	Praxair, Inc.	5,095,743
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
42,933	Sherwin-Williams Co. (The)	$6,121,387
73,495	Sigma-Aldrich Corp.	5,154,939
466,305	Silgan Holdings, Inc.	20,195,669
79,207	Valspar Corp. (The)	4,437,968
138,005	W.R. Grace & Co.(a)	8,854,401
		99,627,058
	Utilities—2.0%
130,442	ONEOK, Inc.	6,169,906
49,125	Sempra Energy	3,426,469
84,295	Wisconsin Energy Corp.	3,242,829
		12,839,204
	Total Common Stocks and Other Equity Interests (Cost $598,704,538)	652,433,853
	Money Market Fund—0.0%
18,730	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $18,730)	18,730
	Total Investments (Cost $598,723,268)—100.0%	652,452,583
	Liabilities in excess of other assets—(0.0)%	(40,008)
	Net Assets—100.0%	$652,412,575

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Listed Private Equity Portfolio (PSP)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Private Equity	28.6
Investment Companies	26.8
Holding Companies - Diversified	15.4
Diversified Financial Services	8.8
Miscellaneous Manufacturing	5.4
Food	1.5
Internet	1.0
Water	0.6
Money Market Fund	9.8
Other assets less liabilities	2.1

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—88.1%
	Diversified Financial Services—8.8%
1,645,123	Brait SE (South Africa)(b)	$6,448,719
1,462,528	Intermediate Capital Group PLC (United Kingdom)	7,191,142
56,295	Partners Group Holding AG (Switzerland)	11,915,533
		25,555,394
	Food—1.5%
253,501	Hakon Invest AB (Sweden)	4,351,473
	Holding Companies - Diversified—15.4%
80,004	Ackermans & van Haaren NV (Belgium)	6,504,205
145,572	Compass Diversified Holdings	2,096,237
89,834	Hal Trust (Netherlands)	10,383,496
248,572	Investment AB Latour, Class B (Sweden)	4,308,072
404,063	Leucadia National Corp.	9,172,230
85,248	Schouw & Co. (Denmark)	1,947,349
118,715	Wendel (France)	10,458,963
		44,870,552
	Internet—1.0%
126,983	ICG Group, Inc.(b)	1,330,782
99,309	Safeguard Scientifics, Inc.(b)	1,574,047
		2,904,829
	Investment Companies—26.8%
287,668	AP Alternative Assets LP (United Kingdom)(b)	4,240,226
557,064	Apollo Investment Corp.	4,428,659
3,502,248	ARC Capital Holdings Ltd. (Cayman Islands)(b)	1,602,278
584,300	Ares Capital Corp.	10,201,878
906,526	Better Capital PCC Ltd. (Guernsey)(b)	2,161,480
219,109	BlackRock Kelso Capital Corp.	2,193,281
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
15,160	Capital Southwest Corp.	$1,633,490
1,130,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,528,042
954,577	DeA Capital SpA (Italy)(b)	1,585,758
150,695	Electra Private Equity PLC (United Kingdom)(b)	4,430,685
263,481	Fifth Street Finance Corp.	2,874,578
89,833	Golub Capital BDC, Inc.	1,404,090
133,393	HgCapital Trust PLC (United Kingdom)	2,151,178
336,819	Hosken Consolidated Investments Ltd. (South Africa)	3,778,915
232,420	JZ Capital Partners Ltd. (Guernsey)	1,572,650
97,742	Main Street Capital Corp.	2,935,192
305,841	MCG Capital Corp.	1,425,219
112,029	MVC Capital, Inc.	1,384,678
201,305	PennantPark Investment Corp.	2,214,355
341,133	Princess Private Equity Holding Ltd. (Guernsey)	2,921,885
372,146	Prospect Capital Corp.	4,406,209
1,206,081	Ratos AB, Class B (Sweden)	10,351,495
125,100	Solar Capital Ltd.	2,852,280
165,205	TICC Capital Corp.	1,714,828
83,997	Triangle Capital Corp.	2,186,442
		78,179,771
	Miscellaneous Manufacturing—5.4%
10,399,500	Fosun International Ltd. (China)	5,112,495
2,718,736	Melrose PLC (United Kingdom)	10,555,851
		15,668,346
	Private Equity—28.6%
2,995,572	3i Group PLC (United Kingdom)	10,395,242
209,090	Altamir Amboise (France)	1,874,897

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
737,723	American Capital Ltd.(b)	$8,697,754
387,930	Apollo Global Management LLC, Class A	5,892,657
43,007	Aurelius AG (Germany)	2,194,587
434,876	Bure Equity AB (Sweden)	1,500,838
305,787	Carlyle Group (The)	7,947,404
68,876	Deutsche Beteiligungs AG (Germany)	1,739,473
185,224	Eurazeo (France)	8,476,069
91,096	Gimv NV (Belgium)	4,401,794
890,698	GP Investments Ltd. BDR (Bermuda)	2,057,668
176,198	Hercules Technology Growth Capital, Inc.	1,902,938
724,611	IP Group PLC (United Kingdom)(b)	1,379,849
249,460	JAFCO Co. Ltd. (Japan)	5,655,217
361,954	Onex Corp. (Canada)	14,557,830
1,154,769	SVG Capital PLC (United Kingdom)(b)	4,797,949
		83,472,166
	Water—0.6%
75,932	PICO Holdings, Inc.(b)	1,681,134
	Total Common Stocks and Other Equity Interests (Cost $247,794,967)	256,683,665
	Money Market Fund—9.8%
28,463,109	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $28,463,109)	28,463,109
	Total Investments (Cost $276,258,076)—97.9%	285,146,774
	Other assets less liabilities—2.1%	6,010,348
	Net Assets—100.0%	$291,157,122

Notes to Schedule of Investments:

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. See Note 2I and Note 6.

(b)  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom        15.5%

See Notes to Financial Statements.

Portfolio Composition

PowerShares Golden Dragon China Portfolio (PGJ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Information Technology	44.4
Consumer Discretionary	18.0
Telecommunication Services	10.1
Energy	10.0
Health Care	8.6
Materials	2.5
Financials	2.5
Industrials	2.2
Consumer Staples	1.0
Utilities	0.7
Money Market Fund	17.6
Liabilities in excess of other assets	(17.6)

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—1.3%
133,930	China Yuchai International Ltd.(a)	$1,856,270
121,709	Global Sources Ltd.(b)	696,175
		2,552,445
	British Virgin Islands—1.3%
201,371	Hollysys Automation Technologies Ltd.(a)(b)	2,090,231
309,151	Renesola Ltd. ADR(a)(b)	408,079
		2,498,310
	Canada—2.0%
614,476	Silvercorp Metals, Inc.(a)	3,822,041
	Cayman Islands—24.1%
127,806	21Vianet Group, Inc. ADR(b)	1,416,091
70,581	3SBio, Inc. ADR(b)	946,491
66,444	7 Days Group Holdings Ltd. ADR(a)(b)	800,650
86,935	AutoNavi Holdings Ltd. ADR(b)	932,813
66,514	Bona FILM Group Ltd. ADR(b)	350,529
38,455	Changyou.com Ltd. ADR	955,607
261,857	China Cord Blood Corp.(a)(b)	772,478
83,638	China Lodging Group Ltd. ADR(a)(b)	1,423,519
125,794	CNinsure, Inc. ADR(b)	739,669
197,584	E-Commerce China Dangdang, Inc. ADR(a)(b)	746,868
234,826	E-House China Holdings Ltd. ADR	953,394
91,060	hiSoft Technology International Ltd. ADR(b)	946,113
157,296	ISoftStone Holdings Ltd. ADR(a)(b)	753,448
492,741	New Oriental Education & Technology Group, Inc. ADR	8,307,613
155,210	Perfect World Co. Ltd. ADR	1,649,882
272,378	Qihoo 360 Technology Co. Ltd. ADR(b)	5,602,815
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
52,288	RDA Microelectronics, Inc. ADR	$567,325
470,745	Renren, Inc. ADR(b)	1,539,336
272,290	Shanda Games Ltd. ADR	917,617
90,921	SouFun Holdings Ltd. ADR(a)	1,642,942
149,884	Spreadtrum Communications, Inc. ADR(a)	3,454,826
79,796	TAL Education Group ADR(a)(b)	718,164
264,225	Trina Solar Ltd. ADR(b)	1,096,534
544,184	UTStarcom Holdings Corp.(b)	538,742
252,727	WuXi PharmaTech Cayman, Inc. ADR(b)	3,586,196
238,417	Youku, Inc. ADR(a)(b)	4,720,657
		46,080,319
	China—49.9%
38,988	51job, Inc. ADR(b)	1,833,606
132,739	Baidu, Inc. ADR(b)	14,152,632
154,569	Canadian Solar, Inc.(a)(b)	400,334
55,633	China Life Insurance Co. Ltd. ADR	2,457,866
33,925	China Petroleum and Chemical Corp. ADR	3,569,249
18,214	China Telecom Corp. Ltd. ADR	1,073,715
458,513	Ctrip.com International Ltd. ADR(a)(b)	9,174,845
41,372	eLong, Inc. ADR(b)	711,185
307,473	Focus Media Holding Ltd. ADR(a)	7,250,213
499,493	Giant Interactive Group, Inc. ADR(a)	2,572,389
123,039	Home Inns & Hotels Management, Inc. ADR(a)(b)	3,623,499
40,437	Huaneng Power International, Inc. ADR	1,287,514
476,773	JA Solar Holdings Co. Ltd. ADR(a)(b)	329,688
96,630	KongZhong Corp. ADR(b)	569,151
306,866	LDK Solar Co. Ltd. ADR(a)(b)	266,973
292,242	Mindray Medical International Ltd. ADR	9,939,150

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
260,125	NetEase, Inc. ADR(b)	$14,046,750
49,813	PetroChina Co. Ltd. ADR	6,762,613
70,176	Simcere Pharmaceutical Group ADR(a)(b)	570,531
229,303	SINA Corp.(b)	12,526,823
467,625	Suntech Power Holdings Co. Ltd. ADR(a)(b)	378,776
164,909	Xinyuan Real Estate Co. Ltd. ADR(a)	559,041
47,543	Yanzhou Coal Mining Co. Ltd. ADR(a)	705,063
389,695	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	658,585
		95,420,191
	Hong Kong—14.8%
275,517	China Mobile Ltd. ADR	15,260,887
188,101	China Unicom (Hong Kong) Ltd. ADR	3,026,545
39,042	CNOOC Ltd. ADR	8,025,083
161,101	Nam Tai Electronics, Inc.(a)	1,907,436
		28,219,951
	United States—6.6%
260,982	AsiaInfo-Linkage, Inc.(a)(b)	2,609,820
56,824	Chindex International, Inc.(b)	589,265
117,194	Deer Consumer Products, Inc.(a)	257,827
70,467	Feihe International, Inc.(b)	455,922
106,988	Kandi Technolgies Corp.(a)(b)	457,909
107,373	Lihua International, Inc.(a)	469,220
26,179	Sino Clean Energy, Inc. CVR(b)	—
136,834	Sohu.com, Inc.(a)(b)	5,196,955
181,257	Yongye International, Inc.(a)(b)	1,004,164
133,692	Zhongpin, Inc.(a)(b)	1,540,132
		12,581,214
	Total Common Stocks and Other Equity Interests (Cost $209,704,021)	191,174,471
	Money Market Fund—0.1%
190,009	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $190,009)	190,009
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $209,894,030)—100.1%	191,364,480
Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—17.5%
33,438,807	Invesco Liquid Assets Portfolio— Institutional Class (Cost $33,438,807)(c)(d)	$33,438,807
	Total Investments (Cost $243,332,837)—117.6%	224,803,287
	Liabilities in excess of other assets—(17.6)%	(33,638,105)
	Net Assets—100.0%	$191,165,182

Investment Abbreviations:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at October 31, 2012.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Lux Nanotech Portfolio (PXN)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Semiconductors	14.7
Pharmaceuticals	11.5
Miscellaneous Manufacturing	10.1
Computers	8.6
Electrical Components & Equipment	8.3
Electronics	8.0
Biotechnology	6.8
Chemicals	5.4
Building Materials	4.5
Software	4.3
Auto Parts & Equipment	4.3
Investment Companies	3.7
Healthcare - Products	3.6
Engineering & Construction	3.3
Auto Manufacturers	2.9
Money Market Fund	11.5
Liabilities in excess of other assets	(11.5)

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.9%
7,345	Toyota Motor Corp. ADR (Japan)	$569,017
	Auto Parts & Equipment—4.3%
71,367	Gentherm, Inc.(a)	857,831
	Biotechnology—6.8%
234,635	Nanosphere, Inc.(a)	734,408
183,404	Vical, Inc.(a)	625,408
		1,359,816
	Building Materials—4.5%
125,747	Headwaters, Inc.(a)	904,121
	Chemicals—5.4%
7,092	Air Products & Chemicals, Inc.	549,843
11,717	E.I. du Pont de Nemours & Co.	521,641
		1,071,484
	Computers—8.6%
35,374	Hewlett-Packard Co.	489,930
2,884	International Business Machines Corp.	561,025
103,320	Maxwell Technologies, Inc.(a)	672,613
		1,723,568
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electrical Components & Equipment—8.3%
217,052	American Superconductor Corp.(a)(b)	$779,217
208,953	Research Frontiers, Inc.(a)(b)	869,244
		1,648,461
	Electronics—8.0%
15,763	FEI Co.	867,753
14,228	NVE Corp.(a)	737,011
		1,604,764
	Engineering & Construction—3.3%
29,205	Layne Christensen Co.(a)	650,979
	Healthcare - Products—3.6%
40,521	SurModics, Inc.(a)	728,568
	Investment Companies—3.7%
217,052	Harris & Harris Group, Inc.(a)	744,488
	Miscellaneous Manufacturing—10.1%
6,367	3M Co.	557,749
26,495	General Electric Co.	557,985
25,286	Polypore International, Inc.(a)(b)	892,090
		2,007,824

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Lux Nanotech Portfolio (PXN)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Pharmaceuticals—11.5%
135,921	BioDelivery Sciences International, Inc.(a)	$694,556
76,155	Elan Corp. PLC ADR (Ireland)(a)	822,474
202,408	Flamel Technologies SA ADR (France)(a)	779,271
		2,296,301
	Semiconductors—14.7%
154,410	EMCORE Corp.(a)(b)	718,007
26,260	Intel Corp.	567,873
59,532	Nanometrics, Inc.(a)	819,160
27,096	Veeco Instruments, Inc.(a)	831,847
		2,936,887
	Software—4.3%
96,885	Accelrys, Inc.(a)	867,121
	Total Common Stocks and Other Equity Interests (Cost $19,583,813)	19,971,230
	Money Market Fund—0.3%
64,201	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $64,201)	64,201
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $19,648,014)—100.3%	20,035,431
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—11.2%
2,236,675	Invesco Liquid Assets Portfolio— Institutional Class (Cost $2,236,675)(c)(d)	2,236,675
	Total Investments (Cost $21,884,689)—111.5%	22,272,106
	Liabilities in excess of other assets—(11.5)%	(2,299,607)
	Net Assets—100.0%	$19,972,499

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Pharmaceuticals	14.0
Internet	9.8
Commercial Services	9.4
Retail	7.3
Insurance	7.0
Mining	5.4
Diversified Financial Services	5.1
Real Estate	5.0
Software	4.8
Oil & Gas	3.9
Pipelines	3.7
Electric	3.2
Beverages	3.1
Chemicals	2.5
Entertainment	2.3
Coal	2.0
Healthcare - Products	1.9
Aerospace/Defense	1.8
Food	1.7
Banks	1.5
Cosmetics/Personal Care	1.2
Miscellaneous Manufacturing	1.0
Telecommunications	1.0
Building Materials	1.0
Computers	0.4
Money Market Fund	5.3
Liabilities in excess of other assets	(5.3)

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—1.8%
3,602	General Dynamics Corp.	$245,224
	Banks—1.5%
4,911	JPMorgan Chase & Co.	204,691
	Beverages—3.1%
5,893	Molson Coors Brewing Co., Class B	254,224
2,456	PepsiCo, Inc.	170,053
		424,277
	Building Materials—1.0%
14,558	Cemex SAB de CV ADR (Mexico)(a)	131,604
	Chemicals—2.5%
8,513	Potash Corp. of Saskatchewan, Inc. (Canada)	343,670
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Coal—2.0%
13,097	Cloud Peak Energy, Inc.(a)	$276,347
	Commercial Services—9.4%
6,385	Apollo Group, Inc., Class A(a)	128,211
5,730	Automatic Data Processing, Inc.	331,136
655	MasterCard, Inc., Class A	301,909
11,460	Paychex, Inc.	371,648
11,951	Western Union Co. (The)	151,778
		1,284,682
	Computers—0.4%
6,557	Dell, Inc.	60,521
	Cosmetics/Personal Care—1.2%
2,456	Procter & Gamble Co. (The)	170,053

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Diversified Financial Services—5.1%
4,093	American Express Co.	$229,085
4,911	CME Group, Inc.	274,672
4,911	Discover Financial Services	201,351
		705,108
	Electric—3.2%
12,114	Exelon Corp.	433,439
	Entertainment—2.3%
6,557	International Game Technology	84,192
9,168	International Speedway Corp., Class A	233,784
		317,976
	Food—1.7%
7,694	Sysco Corp.	239,053
	Healthcare - Products—1.9%
4,093	Zimmer Holdings, Inc.	262,812
	Insurance—7.0%
8,513	Berkshire Hathaway, Inc., Class B(a)	735,098
9,822	First American Financial Corp.	223,451
		958,549
	Internet—9.8%
10,805	eBay, Inc.(a)	521,774
21,282	Facebook, Inc., Class A(a)	449,369
557	Google, Inc., Class A(a)	378,632
		1,349,775
	Mining—5.4%
7,039	Compass Minerals International, Inc.	555,025
3,929	Vulcan Materials Co.	180,616
		735,641
	Miscellaneous Manufacturing—1.0%
1,639	3M Co.	143,576
	Oil & Gas—3.9%
5,828	Exxon Mobil Corp.	531,339
	Pharmaceuticals—14.0%
6,548	Abbott Laboratories	429,025
7,203	Express Scripts Holding Co.(a)	443,273
4,256	Johnson & Johnson	301,410
6,057	Novartis AG ADR (Switzerland)	366,206
15,389	Pfizer, Inc.	382,724
		1,922,638
	Pipelines—3.7%
3,726	Kinder Morgan Management LLC(a)	278,258
4,911	TransCanada Corp. (Canada)(b)	222,124
		500,382
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Real Estate—5.0%
34,379	St. Joe Co. (The)(a)(b)	$680,704
	Retail—7.3%
6,548	CarMax, Inc.(a)	220,995
16,371	Lowe's Cos., Inc.	530,093
3,274	Wal-Mart Stores, Inc.	245,616
		996,704
	Software—4.8%
8,185	Autodesk, Inc.(a)	260,611
4,911	Microsoft Corp.	140,135
8,185	Oracle Corp.	254,144
		654,890
	Telecommunications—1.0%
8,185	Cisco Systems, Inc.	140,291
	Total Common Stocks and Other Equity Interests (Cost $11,609,731)	13,713,946
	Money Market Fund—0.3%
46,844	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $46,844)	46,844
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $11,656,575)—100.3%	13,760,790
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—5.0%
684,788	Invesco Liquid Assets Portfolio— Institutional Class (Cost $684,788)(c)(d)	684,788
	Total Investments (Cost $12,341,363)—105.3%	14,445,578
	Liabilities in excess of other assets—(5.3)%	(730,655)
	Net Assets—100.0%	$13,714,923

Investment Abbreviations:

ADR—American Depositary Receipt

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

October 31, 2012 (Unaudited)

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See Notes to Financial Statements.

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio (PBP)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Information Technology	19.2
Financials	15.2
Health Care	12.2
Energy	11.3
Consumer Discretionary	11.1
Consumer Staples	11.0
Industrials	10.0
Utilities	3.6
Materials	3.5
Telecommunication Services	3.2
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—100.3%
	Consumer Discretionary—11.1%
1,833	Abercrombie & Fitch Co., Class A	$56,053
8,026	Amazon.com, Inc.(b)	1,868,613
2,239	Apollo Group, Inc., Class A(b)	44,959
857	AutoNation, Inc.(b)	38,051
831	AutoZone, Inc.(b)	311,625
5,152	Bed Bath & Beyond, Inc.(b)	297,167
5,903	Best Buy Co., Inc.	89,785
1,322	Big Lots, Inc.(b)	38,510
2,540	BorgWarner, Inc.(b)	167,183
4,789	Cablevision Systems Corp., Class A	83,424
5,068	CarMax, Inc.(b)	171,045
9,924	Carnival Corp.	375,921
13,210	CBS Corp., Class B	428,004
703	Chipotle Mexican Grill, Inc.(b)	178,935
6,329	Coach, Inc.	354,740
59,386	Comcast Corp., Class A	2,227,569
6,165	D.R. Horton, Inc.	129,218
2,846	Darden Restaurants, Inc.	149,757
13,934	DIRECTV(b)	712,167
5,485	Discovery Communications, Inc., Class A(b)	323,725
5,112	Dollar Tree, Inc.(b)	203,815
2,079	Expedia, Inc.	122,973
2,153	Family Dollar Stores, Inc.	142,012
84,646	Ford Motor Co.	944,649
1,215	Fossil, Inc.(b)	105,827
2,739	GameStop Corp., Class A	62,531
5,136	Gannett Co., Inc.	86,798
6,618	Gap, Inc. (The)	236,395
3,442	Genuine Parts Co.	215,400
5,431	Goodyear Tire & Rubber Co. (The)(b)	61,968
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
6,017	H&R Block, Inc.	$106,501
5,058	Harley-Davidson, Inc.	236,512
1,491	Harman International Industries, Inc.	62,518
2,572	Hasbro, Inc.	92,566
33,456	Home Depot, Inc. (The)	2,053,529
5,928	International Game Technology	76,116
9,701	Interpublic Group of Cos., Inc. (The)	97,980
3,160	J.C. Penney Co., Inc.	75,872
15,178	Johnson Controls, Inc.	390,834
4,788	Kohl's Corp.	255,105
3,120	Leggett & Platt, Inc.	82,774
3,613	Lennar Corp., Class A	135,379
5,294	Limited Brands, Inc.	253,530
25,313	Lowe's Cos., Inc.	819,635
8,933	Macy's, Inc.	340,079
5,588	Marriott International, Inc.	203,850
7,566	Mattel, Inc.	278,278
22,381	McDonald's Corp.	1,942,671
6,219	McGraw-Hill Cos., Inc. (The)	343,786
1,233	Netflix, Inc.(b)	97,518
6,410	Newell Rubbermaid, Inc.	132,302
45,184	News Corp., Class A	1,080,801
8,159	NIKE, Inc., Class B	745,569
3,390	Nordstrom, Inc.	192,450
5,895	Omnicom Group, Inc.	282,429
2,639	O'Reilly Automotive, Inc.(b)	226,110
2,401	PetSmart, Inc.	159,402
1,106	Priceline.com, Inc.(b)	634,590
7,495	PulteGroup, Inc.(b)	129,963
1,355	Ralph Lauren Corp.	208,250
4,970	Ross Stores, Inc.	302,922

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,918	Scripps Networks Interactive, Inc., Class A	$116,461
15,144	Staples, Inc.	174,383
16,867	Starbucks Corp.	774,195
4,360	Starwood Hotels & Resorts Worldwide, Inc.	226,066
14,534	Target Corp.	926,543
2,642	Tiffany & Co.	167,027
6,799	Time Warner Cable, Inc.	673,849
21,060	Time Warner, Inc.	915,057
16,337	TJX Cos., Inc. (The)	680,109
2,432	TripAdvisor, Inc.(b)	73,665
2,422	Urban Outfitters, Inc.(b)	86,611
1,951	VF Corp.	305,292
10,507	Viacom, Inc., Class B	538,694
39,822	Walt Disney Co. (The)	1,954,066
101	Washington Post Co. (The), Class B	33,685
1,721	Whirlpool Corp.	168,107
3,156	Wyndham Worldwide Corp.	159,062
1,762	Wynn Resorts Ltd.	213,308
10,117	Yum! Brands, Inc.	709,303
		31,164,123
	Consumer Staples—11.0%
45,116	Altria Group, Inc.	1,434,689
14,617	Archer-Daniels-Midland Co.	392,320
9,589	Avon Products, Inc.	148,534
3,515	Beam, Inc.	195,293
3,361	Brown-Forman Corp., Class B	215,306
3,998	Campbell Soup Co.	141,009
2,877	Clorox Co. (The)	208,007
85,926	Coca-Cola Co. (The)	3,194,729
6,144	Coca-Cola Enterprises, Inc.	193,167
9,892	Colgate-Palmolive Co.	1,038,264
9,012	ConAgra Foods, Inc.	250,894
3,267	Constellation Brands, Inc., Class A(b)	115,456
9,595	Costco Wholesale Corp.	944,436
28,236	CVS Caremark Corp.	1,310,150
4,102	Dean Foods Co.(b)	69,078
4,673	Dr Pepper Snapple Group, Inc.	200,238
5,328	Estee Lauder Cos., Inc. (The), Class A	328,311
14,388	General Mills, Inc.	576,671
7,107	H.J. Heinz Co.	408,724
3,366	Hershey Co. (The)	231,749
2,975	Hormel Foods Corp.	87,852
2,429	J.M. Smucker Co. (The)	208,020
5,478	Kellogg Co.	286,609
8,764	Kimberly-Clark Corp.	731,356
13,129	Kraft Foods Group, Inc.(b)	597,107
12,088	Kroger Co. (The)	304,859
2,899	Lorillard, Inc.	336,313
2,944	McCormick & Co., Inc.	181,409
4,522	Mead Johnson Nutrition Co.	278,826
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
3,454	Molson Coors Brewing Co., Class B	$149,006
39,386	Mondelez International, Inc., Class A	1,045,304
3,407	Monster Beverage Corp.(b)	152,191
34,539	PepsiCo, Inc.	2,391,480
37,412	Philip Morris International, Inc.	3,313,207
61,128	Procter & Gamble Co. (The)	4,232,503
7,279	Reynolds American, Inc.	303,098
5,315	Safeway, Inc.	86,688
13,019	Sysco Corp.	404,500
6,426	Tyson Foods, Inc., Class A	108,021
19,022	Walgreen Co.	670,145
37,301	Wal-Mart Stores, Inc.	2,798,321
3,812	Whole Foods Market, Inc.	361,111
		30,624,951
	Energy—11.3%
11,090	Anadarko Petroleum Corp.	763,103
8,683	Apache Corp.	718,518
9,755	Baker Hughes, Inc.	409,417
4,660	Cabot Oil & Gas Corp.	218,927
5,466	Cameron International Corp.(b)	276,798
11,519	Chesapeake Energy Corp.	233,375
43,547	Chevron Corp.	4,799,315
26,955	ConocoPhillips	1,559,347
5,052	CONSOL Energy, Inc.	177,628
8,682	Denbury Resources, Inc.(b)	133,095
8,349	Devon Energy Corp.	485,995
1,543	Diamond Offshore Drilling, Inc.	106,837
5,150	Ensco PLC, Class A (United Kingdom)	297,773
5,993	EOG Resources, Inc.	698,125
3,320	EQT Corp.	201,292
102,445	Exxon Mobil Corp.	9,339,911
5,291	FMC Technologies, Inc.(b)	216,402
20,590	Halliburton Co.	664,851
2,346	Helmerich & Payne, Inc.	112,139
6,594	Hess Corp.	344,602
14,042	Kinder Morgan, Inc.	487,398
15,647	Marathon Oil Corp.	470,349
7,508	Marathon Petroleum Corp.	412,414
4,096	Murphy Oil Corp.	245,760
6,445	Nabors Industries Ltd. (Bermuda)(b)	86,943
9,464	National Oilwell Varco, Inc.	697,497
2,996	Newfield Exploration Co.(b)	81,252
5,606	Noble Corp. (Switzerland)	211,570
3,947	Noble Energy, Inc.	375,004
17,976	Occidental Petroleum Corp.	1,419,385
5,955	Peabody Energy Corp.	166,145
13,914	Phillips 66	656,184
2,731	Pioneer Natural Resources Co.	288,530
3,945	QEP Resources, Inc.	114,405
3,606	Range Resources Corp.	235,688

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
2,756	Rowan Cos. PLC, Class A (United Kingdom)(b)	$87,393
29,452	Schlumberger Ltd.	2,047,798
7,727	Southwestern Energy Co.(b)	268,127
14,490	Spectra Energy Corp.	418,326
3,103	Tesoro Corp.	117,014
12,242	Valero Energy Corp.	356,242
13,904	Williams Cos., Inc. (The)	486,501
4,417	WPX Energy, Inc.(b)	74,824
		31,562,199
	Financials—15.2%
7,526	ACE Ltd.	591,920
10,393	Aflac, Inc.	517,364
10,762	Allstate Corp. (The)	430,265
21,889	American Express Co.	1,225,127
25,884	American International Group, Inc.(b)	904,128
8,770	American Tower Corp. REIT	660,293
4,677	Ameriprise Financial, Inc.	272,996
7,155	Aon PLC (United Kingdom)	386,012
3,230	Apartment Investment & Management Co., Class A REIT	86,209
1,800	Assurant, Inc.	68,058
2,151	AvalonBay Communities, Inc. REIT	291,590
239,180	Bank of America Corp.	2,229,158
26,217	Bank of New York Mellon Corp. (The)	647,822
15,516	BB&T Corp.	449,188
40,700	Berkshire Hathaway, Inc., Class B(b)	3,514,445
2,840	BlackRock, Inc.	538,691
3,346	Boston Properties, Inc. REIT	355,680
12,895	Capital One Financial Corp.	775,892
6,702	CBRE Group, Inc., Class A(b)	120,770
24,318	Charles Schwab Corp. (The)	330,238
5,900	Chubb Corp. (The)	454,182
3,246	Cincinnati Financial Corp.	129,321
65,083	Citigroup, Inc.	2,433,453
6,789	CME Group, Inc.	379,709
4,294	Comerica, Inc.	128,004
11,428	Discover Financial Services	468,548
5,699	E*TRADE Financial Corp.(b)	47,644
6,681	Equity Residential REIT	383,556
2,080	Federated Investors, Inc., Class B	48,339
20,394	Fifth Third Bancorp	296,325
5,522	First Horizon National Corp.	51,410
3,067	Franklin Resources, Inc.	391,963
10,911	Genworth Financial, Inc., Class A(b)	65,030
10,002	Goldman Sachs Group, Inc. (The)	1,224,145
9,672	Hartford Financial Services Group, Inc. (The)	209,979
10,021	HCP, Inc. REIT	443,930
5,650	Health Care REIT, Inc.	335,779
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
16,037	Host Hotels & Resorts, Inc. REIT	$231,895
10,549	Hudson City Bancorp, Inc.	89,508
19,051	Huntington Bancshares, Inc.	121,736
1,615	IntercontinentalExchange, Inc.(b)	211,565
9,881	Invesco Ltd.(c)	240,306
84,308	JPMorgan Chase & Co.	3,513,957
20,939	KeyCorp	176,306
9,032	Kimco Realty Corp. REIT	176,305
2,668	Legg Mason, Inc.	67,981
4,397	Leucadia National Corp.	99,812
6,196	Lincoln National Corp.	153,599
6,936	Loews Corp.	293,254
2,671	M&T Bank Corp.	278,051
12,078	Marsh & McLennan Cos., Inc.	411,014
23,575	MetLife, Inc.	836,677
4,292	Moody's Corp.	206,703
30,691	Morgan Stanley	533,410
2,630	NASDAQ OMX Group, Inc. (The)	62,620
4,858	Northern Trust Corp.	232,115
5,460	NYSE Euronext	135,190
7,796	People's United Financial, Inc.	93,786
3,585	Plum Creek Timber Co., Inc. REIT	157,381
11,749	PNC Financial Services Group, Inc.	683,674
6,157	Principal Financial Group, Inc.	169,564
12,438	Progressive Corp. (The)	277,367
10,224	Prologis, Inc. REIT	350,581
10,342	Prudential Financial, Inc.	590,011
3,198	Public Storage REIT	443,339
31,367	Regions Financial Corp.	204,513
6,732	Simon Property Group, Inc. REIT	1,024,678
10,418	SLM Corp.	183,148
10,633	State Street Corp.	473,913
11,951	SunTrust Banks, Inc.	325,067
5,633	T. Rowe Price Group, Inc.	365,807
2,117	Torchmark Corp.	107,099
8,553	Travelers Cos., Inc. (The)	606,750
42,064	U.S. Bancorp	1,396,945
6,217	Unum Group	126,081
6,555	Ventas, Inc. REIT	414,735
3,753	Vornado Realty Trust REIT	301,028
109,025	Wells Fargo & Co.	3,673,052
11,935	Weyerhaeuser Co. REIT	330,480
6,785	XL Group PLC (Ireland)	167,861
4,087	Zions Bancorp.	87,748
		42,513,775
	Health Care—12.2%
34,829	Abbott Laboratories	2,281,996
7,417	Aetna, Inc.	324,123
7,733	Agilent Technologies, Inc.	278,311
4,285	Alexion Pharmaceuticals, Inc.(b)	387,278

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
6,825	Allergan, Inc.	$613,704
5,585	AmerisourceBergen Corp.	220,272
17,106	Amgen, Inc.	1,480,439
12,145	Baxter International, Inc.	760,641
4,429	Becton, Dickinson and Co.	335,187
5,245	Biogen Idec, Inc.(b)	724,964
31,492	Boston Scientific Corp.(b)	161,869
37,264	Bristol-Myers Squibb Co.	1,239,028
1,730	C.R. Bard, Inc.	166,409
7,570	Cardinal Health, Inc.	311,354
4,925	CareFusion Corp.(b)	130,808
9,575	Celgene Corp.(b)	702,039
3,229	Cerner Corp.(b)	246,018
6,400	Cigna Corp.	326,400
2,971	Coventry Health Care, Inc.	129,654
10,655	Covidien PLC (Ireland)	585,492
1,890	DaVita Healthcare Partners, Inc.(b)	212,663
3,147	DENTSPLY International, Inc.	115,935
2,568	Edwards Lifesciences Corp.(b)	222,979
22,664	Eli Lilly & Co.	1,102,150
17,994	Express Scripts Holding Co.(b)	1,107,351
5,189	Forest Laboratories, Inc.(b)	174,921
16,791	Gilead Sciences, Inc.(b)	1,127,684
3,664	Hospira, Inc.(b)	112,448
3,589	Humana, Inc.	266,555
886	Intuitive Surgical, Inc.(b)	480,407
61,189	Johnson & Johnson	4,333,405
2,128	Laboratory Corp. of America Holdings(b)	180,305
3,890	Life Technologies Corp.(b)	190,260
5,238	McKesson Corp.	488,758
22,641	Medtronic, Inc.	941,413
67,594	Merck & Co., Inc.	3,084,314
9,008	Mylan, Inc.(b)	228,263
1,886	Patterson Cos., Inc.	62,992
2,532	PerkinElmer, Inc.	78,315
1,951	Perrigo Co.	224,385
165,775	Pfizer, Inc.	4,122,824
3,523	Quest Diagnostics, Inc.	203,348
6,968	St. Jude Medical, Inc.	266,596
6,417	Stryker Corp.	337,534
2,312	Tenet Healthcare Corp.(b)	54,563
8,113	Thermo Fisher Scientific, Inc.	495,380
22,920	UnitedHealth Group, Inc.	1,283,520
2,457	Varian Medical Systems, Inc.(b)	164,029
1,946	Waters Corp.(b)	159,202
2,833	Watson Pharmaceuticals, Inc.(b)	243,496
7,217	WellPoint, Inc.	442,258
3,877	Zimmer Holdings, Inc.	248,942
		34,163,181
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
	Industrials—10.0%
14,115	3M Co.	$1,236,474
5,103	ADT Corp. (The)(b)	211,826
2,252	Avery Dennison Corp.	72,920
15,017	Boeing Co. (The)	1,057,797
3,584	C.H. Robinson Worldwide, Inc.	216,223
14,498	Caterpillar, Inc.	1,229,575
2,387	Cintas Corp.	99,800
3,548	Cooper Industries PLC (Ireland)	265,887
23,081	CSX Corp.	472,468
3,930	Cummins, Inc.	367,769
12,963	Danaher Corp.	670,576
8,693	Deere & Co.	742,730
4,057	Dover Corp.	236,199
996	Dun & Bradstreet Corp. (The)	80,716
7,493	Eaton Corp.	353,819
16,142	Emerson Electric Co.	781,757
2,660	Equifax, Inc.	133,106
4,673	Expeditors International of Washington, Inc.	171,079
5,981	Fastenal Co.	267,351
6,481	FedEx Corp.	596,187
1,135	Flowserve Corp.	153,781
3,706	Fluor Corp.	206,980
7,360	General Dynamics Corp.	501,069
234,340	General Electric Co.	4,935,200
17,324	Honeywell International, Inc.	1,060,922
9,572	Illinois Tool Works, Inc.	587,051
6,362	Ingersoll-Rand PLC (Ireland)	299,205
3,352	Iron Mountain, Inc.	115,979
2,879	Jacobs Engineering Group, Inc.(b)	111,101
2,350	Joy Global, Inc.	146,757
2,143	L-3 Communications Holdings, Inc.	158,153
5,976	Lockheed Martin Corp.	559,772
7,925	Masco Corp.	119,588
7,091	Norfolk Southern Corp.	435,033
5,487	Northrop Grumman Corp.	376,902
7,846	PACCAR, Inc.	340,046
2,579	Pall Corp.	162,374
3,317	Parker Hannifin Corp.	260,915
4,651	Pentair Ltd. (Switzerland)	196,458
4,453	Pitney Bowes, Inc.	63,945
3,226	Precision Castparts Corp.	558,324
4,730	Quanta Services, Inc.(b)	122,649
4,002	R.R. Donnelley & Sons Co.	40,100
7,369	Raytheon Co.	416,791
6,648	Republic Services, Inc.	188,471
3,147	Robert Half International, Inc.	84,623
3,133	Rockwell Automation, Inc.	222,631
3,155	Rockwell Collins, Inc.	169,045
2,171	Roper Industries, Inc.	237,008
1,135	Ryder System, Inc.	51,211

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,291	Snap-On, Inc.	$99,833
16,491	Southwest Airlines Co.	145,451
3,731	Stanley Black & Decker, Inc.	258,558
1,901	Stericycle, Inc.(b)	180,139
6,235	Textron, Inc.	157,184
10,206	Tyco International Ltd. (Switzerland)	274,235
10,511	Union Pacific Corp.	1,293,168
15,954	United Parcel Service, Inc., Class B	1,168,631
18,617	United Technologies Corp.	1,455,105
1,330	W.W. Grainger, Inc.	267,875
9,671	Waste Management, Inc.	316,629
4,119	Xylem, Inc.	99,927
		27,863,078
	Information Technology—19.2%
14,089	Accenture PLC, Class A (Ireland)	949,740
10,914	Adobe Systems, Inc.(b)	371,076
13,348	Advanced Micro Devices, Inc.(b)	27,363
3,935	Akamai Technologies, Inc.(b)	149,491
7,100	Altera Corp.	216,408
3,573	Amphenol Corp., Class A	214,845
6,634	Analog Devices, Inc.	259,456
20,804	Apple, Inc.	12,380,460
27,465	Applied Materials, Inc.	291,129
5,036	Autodesk, Inc.(b)	160,346
10,753	Automatic Data Processing, Inc.	621,416
3,256	BMC Software, Inc.(b)	132,519
11,414	Broadcom Corp., Class A(b)	359,941
7,599	CA, Inc.	171,130
117,406	Cisco Systems, Inc.	2,012,339
4,149	Citrix Systems, Inc.(b)	256,450
6,626	Cognizant Technology Solutions Corp., Class A(b)	441,623
3,447	Computer Sciences Corp.	104,961
33,047	Corning, Inc.	388,302
32,338	Dell, Inc.	298,480
25,740	eBay, Inc.(b)	1,242,985
7,066	Electronic Arts, Inc.(b)	87,265
46,578	EMC Corp.(b)	1,137,435
1,754	F5 Networks, Inc.(b)	144,670
5,558	Fidelity National Information Services, Inc.	182,691
1,332	First Solar, Inc.(b)	32,381
3,011	Fiserv, Inc.(b)	225,644
3,352	FLIR Systems, Inc.	65,129
5,879	Google, Inc., Class A(b)	3,996,368
2,513	Harris Corp.	115,045
43,636	Hewlett-Packard Co.	604,359
111,035	Intel Corp.	2,401,132
23,841	International Business Machines Corp.	4,637,790
6,127	Intuit, Inc.	364,066
4,150	Jabil Circuit, Inc.	71,961
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
5,147	JDS Uniphase Corp.(b)	$49,874
11,687	Juniper Networks, Inc.(b)	193,654
3,696	KLA-Tencor Corp.	171,938
4,046	Lam Research Corp.(b)	143,228
5,111	Linear Technology Corp.	159,770
12,374	LSI Corp.(b)	84,762
2,382	MasterCard, Inc., Class A	1,097,935
4,299	Microchip Technology, Inc.	134,774
22,583	Micron Technology, Inc.(b)	122,513
167,453	Microsoft Corp.	4,778,271
3,056	Molex, Inc.	79,364
6,354	Motorola Solutions, Inc.	328,375
8,063	NetApp, Inc.(b)	216,895
13,748	NVIDIA Corp.(b)	164,564
84,521	Oracle Corp.	2,624,377
7,165	Paychex, Inc.	232,361
37,804	QUALCOMM, Inc.	2,214,369
4,284	Red Hat, Inc.(b)	210,644
6,297	SAIC, Inc.	69,204
2,838	Salesforce.com, Inc.(b)	414,291
5,361	SanDisk Corp.(b)	223,875
7,847	Seagate Technology PLC (Ireland)	214,380
15,601	Symantec Corp.(b)	283,782
9,495	TE Connectivity Ltd. (Switzerland)	305,549
3,742	Teradata Corp.(b)	255,616
4,163	Teradyne, Inc.(b)	60,863
25,251	Texas Instruments, Inc.	709,301
3,590	Total System Services, Inc.	80,739
3,471	Verisign, Inc.(b)	128,670
11,600	Visa, Inc., Class A	1,609,616
4,939	Western Digital Corp.	169,062
13,369	Western Union Co. (The)	169,786
29,012	Xerox Corp.	186,837
5,819	Xilinx, Inc.	190,630
23,136	Yahoo!, Inc.(b)	388,916
		53,585,181
	Materials—3.5%
4,699	Air Products & Chemicals, Inc.	364,313
1,539	Airgas, Inc.	136,925
23,678	Alcoa, Inc.	202,920
2,379	Allegheny Technologies, Inc.	62,687
3,434	Ball Corp.	147,078
2,292	Bemis Co., Inc.	75,751
1,391	CF Industries Holdings, Inc.	285,419
3,162	Cliffs Natural Resources, Inc.	114,686
26,590	Dow Chemical Co. (The)	779,087
20,648	E.I. du Pont de Nemours & Co.	919,249
3,394	Eastman Chemical Co.	201,060
5,843	Ecolab, Inc.	406,673
3,048	FMC Corp.	163,129

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
21,067	Freeport-McMoRan Copper & Gold, Inc.	$819,085
1,808	International Flavors & Fragrances, Inc.	116,833
9,706	International Paper Co.	347,766
7,529	LyondellBasell Industries NV, Class A (Netherlands)	401,973
3,853	MeadWestvaco Corp.	114,395
11,828	Monsanto Co.	1,018,036
6,138	Mosaic Co. (The)	321,263
11,012	Newmont Mining Corp.	600,705
7,046	Nucor Corp.	282,756
3,663	Owens-Illinois, Inc.(b)	71,392
3,389	PPG Industries, Inc.	396,784
6,618	Praxair, Inc.	702,898
3,878	Sealed Air Corp.	62,901
1,891	Sherwin-Williams Co. (The)	269,619
2,680	Sigma-Aldrich Corp.	187,975
1,632	Titanium Metals Corp.	19,111
3,202	United States Steel Corp.	65,289
2,872	Vulcan Materials Co.	132,026
		9,789,784
	Telecommunication Services—3.2%
128,035	AT&T, Inc.	4,428,731
13,819	CenturyLink, Inc.	530,373
6,504	Crown Castle International Corp.(b)	434,142
22,161	Frontier Communications Corp.	104,600
7,017	MetroPCS Communications, Inc.(b)	71,644
66,589	Sprint Nextel Corp.(b)	368,903
63,227	Verizon Communications, Inc.	2,822,453
13,050	Windstream Corp.	124,497
		8,885,343
	Utilities—3.6%
13,779	AES Corp. (The)	143,990
2,608	AGL Resources, Inc.	106,485
5,385	Ameren Corp.	177,059
10,762	American Electric Power Co., Inc.	478,263
9,485	CenterPoint Energy, Inc.	205,540
5,881	CMS Energy Corp.	143,026
6,500	Consolidated Edison, Inc.	392,470
12,725	Dominion Resources, Inc.	671,625
3,812	DTE Energy Co.	236,725
15,627	Duke Energy Corp.	1,026,538
7,231	Edison International	339,423
3,935	Entergy Corp.	285,602
18,944	Exelon Corp.	677,816
9,282	FirstEnergy Corp.	424,373
1,729	Integrys Energy Group, Inc.	93,435
9,383	NextEra Energy, Inc.	657,373
6,323	NiSource, Inc.	161,047
6,964	Northeast Utilities	273,685
5,057	NRG Energy, Inc.	109,029
Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
4,551	ONEOK, Inc.	$215,262
5,080	Pepco Holdings, Inc.	100,940
9,465	PG&E Corp.	402,452
2,431	Pinnacle West Capital Corp.	128,770
12,889	PPL Corp.	381,257
11,229	Public Service Enterprise Group, Inc.	359,777
2,914	SCANA Corp.	143,019
4,989	Sempra Energy	347,983
19,415	Southern Co. (The)	909,399
4,518	TECO Energy, Inc.	80,737
5,114	Wisconsin Energy Corp.	196,736
10,821	Xcel Energy, Inc.	305,693
		10,175,529
	Total Investments (Cost $250,321,049)—100.3%	280,327,144
	Liabilities in excess of other assets—(0.3)%	(893,588)
	Net Assets—100.0%	$279,433,556

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of the call options written was based on Level 1 inputs. See Note 2H and Note 6.

(b)  Non-income producing security.

(c)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Portfolio Composition

PowerShares S&P 500® High Quality Portfolio (SPHQ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Industrials	25.1
Consumer Staples	19.6
Consumer Discretionary	18.7
Health Care	9.6
Materials	7.8
Financials	5.8
Utilities	5.5
Information Technology	4.5
Energy	3.4
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.7%
23,157	Darden Restaurants, Inc.	$1,218,521
28,432	Family Dollar Stores, Inc.	1,875,375
17,432	Gap, Inc. (The)	622,671
20,535	Genuine Parts Co.	1,285,080
15,193	Harley-Davidson, Inc.	710,425
32,042	Hasbro, Inc.	1,153,192
21,132	Home Depot, Inc. (The)	1,297,082
48,651	Johnson Controls, Inc.	1,252,763
20,183	Lowe's Cos., Inc.	653,526
17,476	Mattel, Inc.	642,767
13,605	McDonald's Corp.	1,180,914
19,995	NIKE, Inc., Class B	1,827,143
22,913	Nordstrom, Inc.	1,300,771
36,495	Omnicom Group, Inc.	1,748,476
18,149	PetSmart, Inc.	1,204,912
8,128	Ralph Lauren Corp.	1,249,192
30,583	Ross Stores, Inc.	1,864,034
30,688	Target Corp.	1,956,360
10,116	Tiffany & Co.	639,534
44,079	TJX Cos., Inc. (The)	1,835,009
7,782	VF Corp.	1,217,727
37,318	Walt Disney Co. (The)	1,831,194
27,184	Yum! Brands, Inc.	1,905,870
		30,472,538
	Consumer Staples—19.6%
19,001	Altria Group, Inc.	604,232
22,435	Archer-Daniels-Midland Co.	602,155
19,227	Brown-Forman Corp., Class B	1,231,682
18,146	Campbell Soup Co.	640,009
17,052	Clorox Co. (The)	1,232,860
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
49,383	Coca-Cola Co. (The)	$1,836,060
17,498	Colgate-Palmolive Co.	1,836,590
6,451	Costco Wholesale Corp.	634,972
40,100	CVS Caremark Corp.	1,860,640
9,987	Estee Lauder Cos., Inc. (The), Class A	615,399
32,115	General Mills, Inc.	1,287,169
65,484	Hormel Foods Corp.	1,933,743
15,082	J.M. Smucker Co. (The)	1,291,622
36,495	Kellogg Co.	1,909,418
14,695	Kimberly-Clark Corp.	1,226,298
16,598	Lorillard, Inc.	1,925,534
30,568	McCormick & Co., Inc.	1,883,600
23,119	Mondelez International, Inc., Class A	613,578
26,951	PepsiCo, Inc.	1,866,087
27,788	Procter & Gamble Co. (The)	1,924,041
60,413	Sysco Corp.	1,877,032
35,020	Walgreen Co.	1,233,755
24,903	Wal-Mart Stores, Inc.	1,868,223
		31,934,699
	Energy—3.4%
7,375	Apache Corp.	610,281
16,846	Chevron Corp.	1,856,598
20,739	Exxon Mobil Corp.	1,890,774
11,811	Hess Corp.	617,243
7,681	Occidental Petroleum Corp.	606,492
		5,581,388
	Financials—5.8%
13,072	Aflac, Inc.	650,724
10,871	American Express Co.	608,450
4,757	AvalonBay Communities, Inc. REIT	644,859

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,414	BlackRock, Inc.	$647,567
10,811	Capital One Financial Corp.	650,498
16,348	Chubb Corp. (The)	1,258,469
10,659	Health Care REIT, Inc.	633,464
78,663	Hudson City Bancorp, Inc.	667,456
31,046	Kimco Realty Corp. REIT	606,018
14,186	Moody's Corp.	683,198
9,902	T. Rowe Price Group, Inc.	643,036
24,790	Torchmark Corp.	1,254,126
18,374	Wells Fargo & Co.	619,020
		9,566,885
	Health Care—9.6%
18,167	Abbott Laboratories	1,190,302
15,932	AmerisourceBergen Corp.	628,358
20,738	Baxter International, Inc.	1,298,821
16,427	Becton, Dickinson and Co.	1,243,195
12,464	C.R. Bard, Inc.	1,198,912
17,004	DENTSPLY International, Inc.	626,427
9,901	Express Scripts Holding Co.(a)	609,308
27,776	Johnson & Johnson	1,967,096
7,049	McKesson Corp.	657,742
29,236	Medtronic, Inc.	1,215,633
26,463	Mylan, Inc.(a)	670,572
9,927	Quest Diagnostics, Inc.	572,987
36,098	Stryker Corp.	1,898,755
33,080	UnitedHealth Group, Inc.	1,852,480
		15,630,588
	Industrials—25.1%
20,355	3M Co.	1,783,098
31,497	C.H. Robinson Worldwide, Inc.	1,900,214
22,795	Caterpillar, Inc.	1,933,244
15,033	Cintas Corp.	628,530
59,062	CSX Corp.	1,208,999
7,193	Cummins, Inc.	673,121
33,755	Danaher Corp.	1,746,146
15,267	Deere & Co.	1,304,412
22,747	Dover Corp.	1,324,330
27,988	Eaton Corp.	1,321,593
39,047	Emerson Electric Co.	1,891,046
54,281	Expeditors International of Washington, Inc.	1,987,227
27,771	Fastenal Co.	1,241,364
11,160	Fluor Corp.	623,286
28,561	General Dynamics Corp.	1,944,433
27,994	General Electric Co.	589,554
10,454	Honeywell International, Inc.	640,203
21,496	Illinois Tool Works, Inc.	1,318,350
26,105	L-3 Communications Holdings, Inc.	1,926,549
6,770	Lockheed Martin Corp.	634,146
18,707	Norfolk Southern Corp.	1,147,674
18,288	Northrop Grumman Corp.	1,256,203
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,932	Pall Corp.	$625,319
15,851	Parker Hannifin Corp.	1,246,840
11,467	Raytheon Co.	648,574
22,637	Republic Services, Inc.	641,759
23,631	Rockwell Collins, Inc.	1,266,149
11,489	Roper Industries, Inc.	1,254,254
8,829	Snap-On, Inc.	682,747
10,397	Union Pacific Corp.	1,279,143
24,854	United Technologies Corp.	1,942,589
8,796	W.W. Grainger, Inc.	1,771,602
19,610	Waste Management, Inc.	642,031
		41,024,729
	Information Technology—4.5%
21,581	Automatic Data Processing, Inc.	1,247,166
12,885	Harris Corp.	589,875
43,671	Hewlett-Packard Co.	604,844
9,085	International Business Machines Corp.	1,767,305
19,978	Linear Technology Corp.	624,512
21,551	Microsoft Corp.	614,958
20,300	Oracle Corp.	630,315
38,572	Paychex, Inc.	1,250,890
		7,329,865
	Materials—7.8%
15,349	Air Products & Chemicals, Inc.	1,190,008
7,855	Airgas, Inc.	698,859
30,467	Ball Corp.	1,304,902
12,925	E.I. du Pont de Nemours & Co.	575,421
28,501	Ecolab, Inc.	1,983,670
20,790	International Flavors & Fragrances, Inc.	1,343,450
7,105	Monsanto Co.	611,527
18,176	Praxair, Inc.	1,930,473
8,435	Sherwin-Williams Co. (The)	1,202,662
26,254	Sigma-Aldrich Corp.	1,841,456
		12,682,428
	Utilities—5.5%
31,363	AGL Resources, Inc.	1,280,551
11,946	Dominion Resources, Inc.	630,510
26,989	Entergy Corp.	1,958,862
14,012	FirstEnergy Corp.	640,629
18,143	NextEra Energy, Inc.	1,271,099
13,165	ONEOK, Inc.	622,704
9,409	Sempra Energy	656,278
13,797	Southern Co. (The)	646,251
32,982	Wisconsin Energy Corp.	1,268,817
		8,975,701
	Total Common Stocks and Other Equity Interests (Cost $146,034,190)	163,198,821

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
39,302	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $39,302)	$39,302
	Total Investments (Cost $146,073,492)—100.0%	163,238,123
	Liabilities in excess of other assets—(0.0)%	(7,532)
	Net Assets—100.0%	$163,230,591

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Water Resources Portfolio (PHO)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Water	23.9
Electronics	17.8
Machinery - Diversified	17.1
Miscellaneous Manufacturing	16.3
Metal Fabricate/Hardware	7.5
Environmental Control	6.2
Housewares	4.4
Engineering & Construction	3.9
Hand/Machine Tools	2.6
Agriculture	0.3
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—0.3%
305,162	Cadiz, Inc.(a)(b)	$2,624,393
	Electronics—17.8%
405,476	Badger Meter, Inc.	17,370,592
697,263	Itron, Inc.(b)	28,629,618
754,043	Waters Corp.(b)	61,688,258
824,921	Watts Water Technologies, Inc., Class A	33,186,572
		140,875,040
	Engineering & Construction—3.9%
724,878	Aegion Corp., Class A(b)	13,388,497
777,074	Layne Christensen Co.(b)	17,320,980
		30,709,477
	Environmental Control—6.2%
1,333,967	Calgon Carbon Corp.(b)	16,527,851
633,245	Energy Recovery, Inc.(b)	1,880,738
1,165,510	Tetra Tech, Inc.(b)	30,233,329
		48,641,918
	Hand/Machine Tools—2.6%
356,385	Franklin Electric Co., Inc.	20,648,947
	Housewares—4.4%
812,723	Toro Co. (The)	34,313,165
	Machinery - Diversified—17.1%
473,653	Flowserve Corp.	64,175,245
209,235	Gorman-Rupp Co. (The)	5,649,345
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
462,566	Lindsay Corp.	$35,326,165
1,244,683	Xylem, Inc.	30,196,010
		135,346,765
	Metal Fabricate/Hardware—7.5%
4,203,570	Mueller Water Products, Inc., Class A	21,900,600
220,341	Northwest Pipe Co.(b)	5,063,436
238,528	Valmont Industries, Inc.	32,225,133
		59,189,169
	Miscellaneous Manufacturing—16.3%
1,089,293	Pall Corp.	68,581,887
1,422,745	Pentair Ltd. (Switzerland)	60,096,749
		128,678,636
	Water—23.9%
502,777	American States Water Co.	22,132,244
1,639,997	American Water Works Co., Inc.	60,253,490
1,209,333	Aqua America, Inc.	30,704,965
989,360	California Water Service Group	18,224,011
355,226	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	29,842,536
297,192	Consolidated Water Co. Ltd. (Cayman Islands)	2,332,957
2,545,306	Veolia Environnement SA ADR (France)(a)	25,300,342
		188,790,545
	Total Common Stocks and Other Equity Interests (Cost $736,480,859)	789,818,055

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Water Resources Portfolio (PHO)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
139,256	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $139,256)	$139,256
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $736,620,115)—100.0%	789,957,311
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.2%
1,353,650	Invesco Liquid Assets Portfolio— Institutional Class (Cost $1,353,650)(c)(d)	1,353,650
	Total Investments (Cost $737,973,765)—100.2%	791,310,961
	Liabilities in excess of other assets—(0.2)%	(1,561,101)
	Net Assets—100.0%	$789,749,860

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at October 31, 2012.

(b)  Non-income producing security.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See Notes to Financial Statements.

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio (PBW)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Electric	18.5
Semiconductors	17.4
Electrical Components & Equipment	13.8
Energy - Alternate Sources	10.9
Chemicals	10.4
Auto Parts & Equipment	4.9
Mining	4.4
Food	3.2
Miscellaneous Manufacturing	3.2
Electronics	2.9
Commercial Services	2.8
Computers	2.6
Metal Fabricate/Hardware	2.6
Auto Manufacturers	2.4
Money Market Fund	23.8
Liabilities in excess of other assets	(23.8)

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.4%
103,021	Tesla Motors, Inc.(a)(b)	$2,897,981
	Auto Parts & Equipment—4.9%
175,289	Fuel Systems Solutions, Inc.(b)	2,851,952
258,907	Gentherm, Inc.(b)	3,112,062
		5,964,014
	Chemicals—10.4%
43,011	Air Products & Chemicals, Inc.	3,334,643
172,414	OM Group, Inc.(b)	3,487,935
53,397	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,089,017
416,571	Zoltek Cos., Inc.(a)(b)	2,853,511
		12,765,106
	Commercial Services—2.8%
130,119	Quanta Services, Inc.(b)	3,373,986
	Computers—2.6%
177,611	Echelon Corp.(b)	587,893
403,491	Maxwell Technologies, Inc.(b)	2,626,726
		3,214,619
	Electric—18.5%
268,938	Ameresco, Inc., Class A(b)	2,974,454
181,199	Calpine Corp.(b)	3,189,102
138,735	CPFL Energia SA ADR (Brazil)	3,231,138
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
263,075	EnerNOC, Inc.(b)	$3,241,084
71,583	IDACORP, Inc.	3,201,192
43,756	ITC Holdings Corp.	3,483,853
173,487	Ormat Technologies, Inc.	3,301,458
		22,622,281
	Electrical Components & Equipment—13.8%
801,696	American Superconductor Corp.(a)(b)	2,878,089
223,350	Canadian Solar, Inc. (China)(a)(b)	578,476
596,265	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)(a)(b)	775,145
522,435	Power-One, Inc.(b)	2,105,413
116,344	PowerSecure International, Inc.(b)	751,582
703,350	SunPower Corp.(a)(b)	3,031,439
661,203	Suntech Power Holdings Co. Ltd. ADR (China)(a)(b)	535,574
87,235	Universal Display Corp.(a)(b)	2,859,563
1,978,151	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	3,343,075
		16,858,356
	Electronics—2.9%
75,483	Itron, Inc.(b)	3,099,332
347,820	SemiLEDs Corp.(b)	424,340
		3,523,672

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy - Alternate Sources—10.9%
889,292	Amyris, Inc.(a)(b)	$2,285,481
136,628	Enphase Energy, Inc.(b)	501,425
743,664	FuelCell Energy, Inc.(b)	691,979
201,749	Gevo, Inc.(a)(b)	407,533
782,807	JA Solar Holdings Co. Ltd. ADR (China)(a)(b)	541,311
409,089	KiOR, Inc., Class A(a)(b)	2,699,988
436,479	Renesola Ltd. ADR (British Virgin Islands)(a)(b)	576,152
302,699	Solazyme, Inc.(a)(b)	2,451,862
759,792	Trina Solar Ltd. ADR (Cayman Islands)(a)(b)	3,153,137
		13,308,868
	Food—3.2%
240,381	Cosan Ltd., Class A (Brazil)	3,944,652
	Metal Fabricate/Hardware—2.6%
142,591	Kaydon Corp.	3,188,335
	Mining—4.4%
272,538	Molycorp, Inc.(a)(b)	2,834,395
633,006	Rare Element Resources Ltd. (Canada)(a)(b)	2,582,665
		5,417,060
	Miscellaneous Manufacturing—3.2%
98,151	Polypore International, Inc.(a)(b)	3,462,767
202,360	STR Holdings, Inc.(a)(b)	435,074
		3,897,841
	Semiconductors—17.4%
227,314	Aixtron SE ADR (Germany)(a)	2,982,360
116,866	Cree, Inc.(a)(b)	3,544,546
158,966	First Solar, Inc.(a)(b)	3,864,463
549,305	GT Advanced Technologies, Inc.(a)(b)	2,383,984
570,785	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)(a)(b)	570,785
165,275	International Rectifier Corp.(b)	2,560,110
1,097,478	MEMC Electronic Materials, Inc.(b)	2,765,644
308,366	Rubicon Technology, Inc.(a)(b)	2,679,700
		21,351,592
	Total Common Stocks and Other Equity Interests (Cost $196,353,391)	122,328,363
	Money Market Fund—0.2%
250,628	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $250,628)	250,628
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $196,604,019)—100.2%	122,578,991
Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—23.7%
29,067,594	Invesco Liquid Assets Portfolio— Institutional Class (Cost $29,067,594)(c)(d)	$29,067,594
	Total Investments (Cost $225,671,613)—123.9%	151,646,585
	Liabilities in excess of other assets—(23.9)%	(29,288,226)
	Net Assets—100.0%	$122,358,359

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at October 31, 2012.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio (PUW)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Electrical Components & Equipment	13.5
Miscellaneous Manufacturing	11.7
Chemicals	8.7
Auto Parts & Equipment	7.1
Oil & Gas	6.7
Electronics	6.7
Engineering & Construction	6.1
Electric	6.0
Mining	4.8
Machinery - Diversified	4.6
Environmental Control	4.5
Building Materials	4.4
Agriculture	2.4
Transportation	2.3
Energy - Alternate Sources	2.2
Semiconductors	2.2
Auto Manufacturers	2.1
Hand/Machine Tools	2.1
Telecommunications	1.9
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—2.4%
21,925	Andersons, Inc. (The)	$861,214
	Auto Manufacturers—2.1%
31,589	Tata Motors Ltd. ADR (India)	762,874
	Auto Parts & Equipment—7.1%
58,767	Exide Technologies(a)	179,239
28,827	Johnson Controls, Inc.	742,295
27,428	Tenneco, Inc.(a)	837,926
30,584	Westport Innovations, Inc. (Canada)(a)	858,187
		2,617,647
	Building Materials—4.4%
41,357	Apogee Enterprises, Inc.	842,442
23,167	Owens Corning(a)	778,180
		1,620,622
	Chemicals—8.7%
29,043	Methanex Corp. (Canada)	871,290
312,766	Rentech, Inc.(a)	806,936
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,048	Rockwood Holdings, Inc.	$782,503
17,826	Sasol Ltd. ADR (South Africa)	756,001
		3,216,730
	Electric—6.0%
126,486	Centrais Eletricas Brasileiras SA ADR (Brazil)	703,262
59,779	Companhia Energetica de Minas Gerais ADR (Brazil)	716,750
47,128	Enersis SA ADR (Chile)	798,349
		2,218,361
	Electrical Components & Equipment—13.5%
12,856	Acuity Brands, Inc.	831,783
16,828	Emerson Electric Co.	814,980
10,866	Energizer Holdings, Inc.	792,892
23,310	EnerSys(a)	803,729
27,210	General Cable Corp.(a)	776,301
88,564	GrafTech International Ltd.(a)	930,808
		4,950,493

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—6.7%
21,526	ESCO Technologies, Inc.	$805,933
34,760	Koninklijke Philips Electronics NV (Netherlands)	871,781
23,746	Woodward, Inc.	795,491
		2,473,205
	Energy - Alternate Sources—2.2%
60,832	Clean Energy Fuels Corp.(a)	696,526
24,085	Renewable Energy Group, Inc.(a)	118,739
		815,265
	Engineering & Construction—6.1%
21,049	Chicago Bridge & Iron Co. NV (Netherlands)	790,390
34,055	Foster Wheeler AG (Switzerland)(a)	758,405
65,232	McDermott International, Inc.(a)	698,635
		2,247,430
	Environmental Control—4.5%
8,022	ADA-ES, Inc.(a)	156,349
48,177	Covanta Holding Corp.	875,858
181,899	Heckmann Corp.(a)	636,646
		1,668,853
	Hand/Machine Tools—2.1%
11,567	Regal-Beloit Corp.	753,937
	Machinery - Diversified—4.6%
42,033	Altra Holdings, Inc.	757,435
10,932	Chart Industries, Inc.(a)	773,876
10,000	Global Power Equipment Group, Inc.	169,000
		1,700,311
	Mining—4.8%
94,086	Avalon Rare Metals, Inc. (Canada)(a)	151,479
38,709	Cameco Corp. (Canada)	749,019
530,538	Denison Mines Corp. (Canada)(a)	689,699
70,738	Uranium Energy Corp.(a)	166,942
		1,757,139
	Miscellaneous Manufacturing—11.7%
14,495	A.O. Smith Corp.	880,861
17,249	Eaton Corp.	814,498
34,368	Hexcel Corp.(a)	878,446
19,443	LSB Industries, Inc.(a)	782,970
22,603	PMFG, Inc.(a)	146,920
8,029	Siemens AG ADR (Germany)	810,206
		4,313,901
	Oil & Gas—6.7%
41,960	Chesapeake Energy Corp.	850,110
11,938	Range Resources Corp.	780,268
24,325	Southwestern Energy Co.(a)	844,077
		2,474,455
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Semiconductors—2.2%
26,155	Veeco Instruments, Inc.(a)	$802,958
	Telecommunications—1.9%
60,651	Corning, Inc.	712,649
	Transportation—2.3%
21,458	Golar LNG Ltd. (Bermuda)	837,506
	Total Common Stocks and Other Equity Interests (Cost $36,534,921)	36,805,550
	Money Market Fund—0.2%
72,853	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $72,853)	72,853
	Total Investments (Cost $36,607,774)—100.2%	36,878,403
	Liabilities in excess of other assets—(0.2)%	(64,246)
	Net Assets—100.0%	$36,814,157

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

		PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
ASSETS:
Unaffiliated investments, at value(a)		$48,182,624	$66,810,131	$652,452,583	$285,146,774	$191,364,480	$20,035,431
Affiliated investments, at value		—	5,372,666	—	—	33,438,807	2,236,675
Total investments, at value		48,182,624	72,182,797	652,452,583	285,146,774	224,803,287	22,272,106
Cash		—	—	—	526,187	—	—
Foreign currencies, at value		—	—	—	8,160	—	—
Receivables:
Dividends		212,816	37,705	534,548	87,866	118,086	4,873
Expense waivers		3,523	6,933	—	2,701	15,846	8,279
Investments sold		—	—	—	5,180,903	1,524,009	—
Foreign tax reclaims		—	72,303	—	374,036	—	—
Securities lending dividends		—	29,977	—	—	68,049	13,931
Unrealized appreciation on swap agreements		—	—	—	253,576	—	—
Other assets		—	—	6,335	—	1,641	—
Total Assets		48,398,963	72,329,715	652,993,466	291,580,203	226,530,918	22,299,189
LIABILITIES:
Due to custodian		88,866	16	—	—	6,157	—
Due to foreign custodian		—	223	—	—	—	—
Payables:
Investments purchased		—	—	—	84,112	1,519,026	—
Collateral upon return of securities loaned		—	5,372,666	—	—	33,438,807	2,236,675
Open written options, at value		—	—	—	—	—	—
Accrued advisory fees		20,415	28,670	276,957	122,601	82,447	8,850
Accrued expenses		116,115	123,197	303,934	216,368	319,299	81,165
Total Liabilities		225,396	5,524,772	580,891	423,081	35,365,736	2,326,690
NET ASSETS		$48,173,567	$66,804,943	$652,412,575	$291,157,122	$191,165,182	$19,972,499
NET ASSETS CONSIST OF:
Shares of beneficial interest		$84,736,930	$150,987,430	$786,299,125	$383,925,955	$490,387,464	$102,147,636
Undistributed net investment income (loss)		33,576	84,437	1,091,957	(4,306,577)	(87,383)	76,745
Undistributed net realized gain (loss)		(29,082,779)	(79,429,604)	(188,707,822)	(97,597,987)	(280,605,349)	(82,639,299)
Net unrealized appreciation (depreciation)		(7,514,160)	(4,837,320)	53,729,315	9,135,731	(18,529,550)	387,417
Net Assets		$48,173,567	$66,804,943	$652,412,575	$291,157,122	$191,165,182	$19,972,499
Shares outstanding (unlimited amount authorized, $0.01 par value)		2,400,000	3,100,000	23,800,000	30,150,000	10,200,000	3,400,000
Net asset value		$20.07	$21.55	$27.41	$9.66	$18.74	$5.87
Share price		$20.09	$21.44	$27.39	$9.70	$18.70	$5.85
Unaffiliated investments, at cost		$55,696,784	$71,644,908	$598,723,268	$276,258,076	$209,894,030	$19,648,014
Affiliated investments, at cost		$—	$5,372,666	$—	$—	$33,438,807	$2,236,675
Total investments, at cost		$55,696,784	$77,017,574	$598,723,268	$276,258,076	$243,332,837	$21,884,689
Foreign currencies, at cost		$—	$(228)	$—	$8,160	$—	$—
Premium received on written options		$—	$—	$—	$—	$—	$—
(a) Includes securities on loan with an	aggregate value of	$—	$5,149,691	$—	$—	$32,465,572	$2,065,185

See Notes to Financial Statements.

		PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500 High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
ASSETS:
Unaffiliated investments, at value(a)		$13,760,790	$280,086,838	$163,238,123	$789,957,311	$122,578,991	$36,878,403
Affiliated investments, at value		684,788	240,306	—	1,353,650	29,067,594	—
Total investments, at value		14,445,578	280,327,144	163,238,123	791,310,961	151,646,585	36,878,403
Cash		38	—	—	—	—	—
Foreign currencies, at value		—	—	—	—	—	—
Receivables:
Dividends		16,908	328,989	198,172	716,312	24,557	26,649
Expense waivers		18,446	—	21,803	—	18,632	6,112
Investments sold		—	—	—	—	—	—
Foreign tax reclaims		—	—	—	34,149	32,697	8,786
Securities lending dividends		368	—	—	3,091	201,392	—
Unrealized appreciation on swap agreements		—	—	—	—	—	—
Other assets		6,758	—	—	—	—	—
Total Assets		14,488,096	280,656,133	163,458,098	792,064,513	151,923,863	36,919,950
LIABILITIES:
Due to custodian		—	129,633	—	—	—	—
Due to foreign custodian		—	—	—	—	—	—
Payables:
Investments purchased		—	—	—	—	—	1,674
Collateral upon return of securities loaned		684,788	—	—	1,353,650	29,067,594	—
Open written options, at value		—	913,100	—	—	—	—
Accrued advisory fees		11,573	179,844	69,431	336,943	53,857	15,805
Accrued expenses		76,812	—	158,076	624,060	444,053	88,314
Total Liabilities		773,173	1,222,577	227,507	2,314,653	29,565,504	105,793
NET ASSETS		$13,714,923	$279,433,556	$163,230,591	$789,749,860	$122,358,359	$36,814,157
NET ASSETS CONSIST OF:
Shares of beneficial interest		$41,271,427	$283,870,565	$283,931,245	$1,279,593,786	$1,618,586,566	$68,238,790
Undistributed net investment income (loss)		17,873	(11,328,084)	292,628	217,162	193,848	24,052
Undistributed net realized gain (loss)		(29,678,592)	(25,188,478)	(138,157,913)	(543,398,284)	(1,422,397,027)	(31,719,314)
Net unrealized appreciation (depreciation)		2,104,215	32,079,553	17,164,631	53,337,196	(74,025,028)	270,629
Net Assets		$13,714,923	$279,433,556	$163,230,591	$789,749,860	$122,358,359	$36,814,157
Shares outstanding (unlimited amount authorized, $0.01 par value)		600,000	13,550,000	10,500,000	40,350,000	31,250,000	1,500,000
Net asset value		$22.86	$20.62	$15.55	$19.57	$3.92	$24.54
Share price		$22.85	$20.67	$15.55	$19.56	$3.93	$24.47
Unaffiliated investments, at cost		$11,656,575	$250,106,478	$146,073,492	$736,620,115	$196,604,019	$36,607,774
Affiliated investments, at cost		$684,788	$214,571	$—	$1,353,650	$29,067,594	$—
Total investments, at cost		$12,341,363	$250,321,049	$146,073,492	$737,973,765	$225,671,613	$36,607,774
Foreign currencies, at cost		$—	$—	$—	$—	$—	$—
Premium received on written options		$—	$2,986,558	$—	$—	$—	$—
(a) Includes securities on loan with an	aggregate value of	$676,800	$—	$—	$1,288,234	$26,913,125	$—

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
INVESTMENT INCOME:
Unaffiliated dividend income	$878,654	$535,810	$3,436,783	$5,701,555	$3,584,544	$71,959
Affiliated dividend income	—	—	—	—	—	—
Securities lending income	—	199,221	—	—	663,256	250,602
Foreign withholding tax	—	(55,906)	(537)	(288,289)	(278,860)	(488)
Total Income	878,654	679,125	3,436,246	5,413,266	3,968,940	322,073
EXPENSES:
Advisory fees	122,238	180,348	1,472,234	703,402	508,481	54,467
Accounting & administration fees	34,649	34,649	64,765	33,663	33,723	34,649
Sub-licensing	14,669	27,052	294,448	140,681	101,696	10,893
Custodian & transfer agent fees	3,653	19,515	19,318	64,564	144,128	3,200
Professional fees	14,230	15,771	21,577	28,552	20,089	16,477
Printing	6,519	9,037	24,212	23,946	25,603	3,062
Trustees fees	2,803	2,966	8,718	5,157	4,600	2,427
Recapture	—	—	6,390	—	—	—
Other expenses	3,639	10,349	6,576	14,480	5,952	3,287
Total Expenses	202,400	299,687	1,918,238	1,014,445	844,272	128,462
Less: Waivers	(41,046)	(56,217)	—	(29,682)	(132,399)	(52,215)
Net Expenses	161,354	243,470	1,918,238	984,763	711,873	76,247
Net Investment Income	717,300	435,655	1,518,008	4,428,503	3,257,067	245,826
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(1,463,155)	(7,842,421)	(15,639,748)	(6,552,947)	(61,844,610)	(5,937,496)
Swap agreements	—	—	—	3,015,027	—	—
Written options	—	—	—	—	—	—
In-kind redemptions	411,427	3,803,263	46,733,762	3,213,785	4,584,092	2,161,908
Foreign currencies	—	(19,348)	—	(146,725)	—	—
Net realized gain (loss)	(1,051,728)	(4,058,506)	31,094,014	(470,860)	(57,260,518)	(3,775,588)
Change in net unrealized appreciation (depreciation) on:
Investment securities	918,703	(1,832,270)	(41,397,005)	11,110,402	25,627,246	2,129,334
Swap agreements	—	—	—	(147,972)	—	—
Written options	—	—	—	—	—	—
Foreign currencies	—	(3,832)	—	(3,183)	—	—
Net change in unrealized appreciation (depreciation)	918,703	(1,836,102)	(41,397,005)	10,959,247	25,627,246	2,129,334
Net realized and unrealized gain (loss)	(133,025)	(5,894,608)	(10,302,991)	10,488,387	(31,633,272)	(1,646,254)
Net increase (decrease) in net assets resulting from operations	$584,275	$(5,458,953)	$(8,784,983)	$14,916,890	$(28,376,205)	$(1,400,428)

See Notes to Financial Statements.

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500 High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
INVESTMENT INCOME:
Unaffiliated dividend income	$123,762	$2,472,960	$1,787,187	$7,025,266	$468,071	$495,741
Affiliated dividend income	—	2,480	—	—	—	—
Securities lending income	2,343	—	—	139,832	2,288,774	—
Foreign withholding tax	(933)	(159)	—	(456,393)	(13,477)	(21,053)
Total Income	125,172	2,475,281	1,787,187	6,708,705	2,743,368	474,688
EXPENSES:
Advisory fees	34,836	843,548	375,983	1,957,168	352,981	102,184
Accounting & administration fees	34,649	—	34,649	100,221	33,150	34,649
Sub-licensing	6,967	—	61,097	293,575	70,596	20,437
Custodian & transfer agent fees	2,193	—	6,796	35,072	131,474	5,798
Professional fees	14,194	—	15,088	29,549	16,849	13,934
Printing	1,057	—	6,410	71,089	35,971	4,254
Trustees fees	2,294	—	3,931	11,434	3,848	2,596
Recapture	—	—	—	—	—	—
Other expenses	3,199	—	4,495	10,285	4,892	3,473
Total Expenses	99,389	843,548	508,449	2,508,393	649,761	187,325
Less: Waivers	(64,555)	—	(132,466)	—	(155,588)	(44,267)
Net Expenses	34,834	843,548	375,983	2,508,393	494,173	143,058
Net Investment Income	90,338	1,631,733	1,411,204	4,200,312	2,249,195	331,630
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	336,023	(902,690)	32,783	(24,022,082)	(101,981,812)	(1,705,484)
Swap agreements	—	—	—	—	—	—
Written options	—	(5,378,985)	—	—	—	—
In-kind redemptions	334,699	3,461,580	2,151,507	18,847,960	(705,976)	1,597,856
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	670,722	(2,820,095)	2,184,290	(5,174,122)	(102,687,788)	(107,628)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(214,514)	2,857,351	(181,228)	36,028,585	65,915,962	(2,519,318)
Swap agreements	—	—	—	—	—	—
Written options	—	2,295,310	—	—	—	—
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(214,514)	5,152,661	(181,228)	36,028,585	65,915,962	(2,519,318)
Net realized and unrealized gain (loss)	456,208	2,332,566	2,003,062	30,854,463	(36,771,826)	(2,626,946)
Net increase (decrease) in net assets resulting from operations	$546,546	$3,964,299	$3,414,266	$35,054,775	$(34,522,631)	$(2,295,316)

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares CleantechTM Portfolio (PZD)		PowerShares DWA Technical LeadersTM Portfolio (PDP)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$717,300	$860,977	$435,655	$1,141,903	$1,518,008	$1,379,803
Net realized gain (loss)	(1,051,728)	(13,846,792)	(4,058,506)	(3,398,753)	31,094,014	(11,337,354)
Net change in unrealized appreciation (depreciation)	918,703	1,118,071	(1,836,102)	(34,036,460)	(41,397,005)	24,442,056
Net increase (decrease) in net assets resulting from operations	584,275	(11,867,744)	(5,458,953)	(36,293,310)	(8,784,983)	14,484,505
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,039)	133,587	39,753	(8,054)	234,929	186,322
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(743,735)	(939,444)	(618,052)	(997,420)	(1,303,554)	(727,024)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
	(743,735)	(939,444)	(618,052)	(997,420)	(1,303,554)	(727,024)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	998,229	524,855,293	—	5,578,288	379,304,752	345,983,439
Value of shares repurchased	(7,631,738)	(565,052,820)	(27,423,531)	(30,512,520)	(287,881,228)	(239,567,471)
Net income (loss) equalization	13,039	(133,587)	(39,753)	8,054	(234,929)	(186,322)
Net increase (decrease) in net assets resulting from shares transactions	(6,620,470)	(40,331,114)	(27,463,284)	(24,926,178)	91,188,595	106,229,646
Increase (Decrease) in Net Assets	(6,792,969)	(53,004,715)	(33,500,536)	(62,224,962)	81,334,987	120,173,449
NET ASSETS:
Beginning of period	54,966,536	107,971,251	100,305,479	162,530,441	571,077,588	450,904,139
End of period	$48,173,567	$54,966,536	$66,804,943	$100,305,479	$652,412,575	$571,077,588
Undistributed net investment income (loss) at end of period	$33,576	$73,050	$84,437	$227,081	$1,091,957	$642,574
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	28,300,000	—	200,000	14,000,000	13,600,000
Shares repurchased	(400,000)	(30,800,000)	(1,250,000)	(1,250,000)	(10,700,000)	(10,100,000)
Shares outstanding, beginning of period	2,750,000	5,250,000	4,350,000	5,400,000	20,500,000	17,000,000
Shares outstanding, end of period	2,400,000	2,750,000	3,100,000	4,350,000	23,800,000	20,500,000

See Notes to Financial Statements.

	PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)		PowerShares Lux Nanotech Portfolio (PXN)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$4,428,503	$9,317,128	$3,257,067	$6,201,991	$245,826	$236,476
Net realized gain (loss)	(470,860)	(23,337,975)	(57,260,518)	(15,531,653)	(3,775,588)	(10,431,056)
Net change in unrealized appreciation (depreciation)	10,959,247	(97,829,848)	25,627,246	(92,384,443)	2,129,334	(2,197,714)
Net increase (decrease) in net assets resulting from operations	14,916,890	(111,850,695)	(28,376,205)	(101,714,105)	(1,400,428)	(12,392,294)
Undistributed net investment income (loss) included in the price of units issued and redeemed	426,967	5,091,619	(86,067)	(436,993)	(5,608)	(8,938)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,911,280)	(23,559,182)	(3,725,655)	(6,163,053)	(300,136)	(94,200)
Net realized gains	—	—	—	—	—	—
Return of capital	—	(2,711,317)	—	—	—	—
	(2,911,280)	(26,270,499)	(3,725,655)	(6,163,053)	(300,136)	(94,200)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,836,189	67,015,149	2,823,072	13,469,422	4,158,976	3,678,713
Value of shares repurchased	(20,428,470)	(125,772,089)	(25,393,996)	(106,046,088)	(4,768,706)	(7,299,902)
Net income (loss) equalization	(426,967)	(5,091,619)	86,067	436,993	5,608	8,938
Net increase (decrease) in net assets resulting from shares transactions	(18,019,248)	(63,848,559)	(22,484,857)	(92,139,673)	(604,122)	(3,612,251)
Increase (Decrease) in Net Assets	(5,586,671)	(196,878,134)	(54,672,784)	(200,453,824)	(2,310,294)	(16,107,683)
NET ASSETS:
Beginning of period	296,743,793	493,621,927	245,837,966	446,291,790	22,282,793	38,390,476
End of period	$291,157,122	$296,743,793	$191,165,182	$245,837,966	$19,972,499	$22,282,793
Undistributed net investment income (loss) at end of period	$(4,306,577)	$(6,250,767)	$(87,383)	$467,272	$76,745	$136,663
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	6,650,000	150,000	650,000	650,000	450,000
Shares repurchased	(2,350,000)	(15,000,000)	(1,350,000)	(4,650,000)	(750,000)	(950,000)
Shares outstanding, beginning of period	32,200,000	40,550,000	11,400,000	15,400,000	3,500,000	4,000,000
Shares outstanding, end of period	30,150,000	32,200,000	10,200,000	11,400,000	3,400,000	3,500,000

Statements of Changes in Net Assets (Continued)

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)		PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® High Quality Portfolio (SPHQ)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$90,338	$225,277	$1,631,733	$1,534,309	$1,411,204	$2,322,428
Net realized gain (loss)	670,722	1,322,255	(2,820,095)	7,542,909	2,184,290	10,656,169
Net change in unrealized appreciation (depreciation)	(214,514)	(1,345,326)	5,152,661	(2,984,366)	(181,228)	(2,196,049)
Net increase (decrease) in net assets resulting from operations	546,546	202,206	3,964,299	6,092,852	3,414,266	10,782,548
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,183	(8,663)	(10,935,411)	(5,231,782)	64,765	67,229
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(102,657)	(267,336)	(2,297,930)	(9,784,068)	(1,482,027)	(2,688,575)
Net realized gains	—	—	—	(499,499)	—	—
Return of capital	—	—	—	—	—	—
	(102,657)	(267,336)	(2,297,930)	(10,283,567)	(1,482,027)	(2,688,575)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,114,345	3,178,199	133,440,803	67,588,389	22,418,712	78,565,916
Value of shares repurchased	(3,209,006)	(7,563,848)	(10,201,536)	(29,381,078)	(7,541,005)	(52,933,980)
Net income (loss) equalization	(2,183)	8,663	10,935,411	5,231,782	(64,765)	(67,229)
Net increase (decrease) in net assets resulting from shares transactions	(2,096,844)	(4,376,986)	134,174,678	43,439,093	14,812,942	25,564,707
Increase (Decrease) in Net Assets	(1,650,772)	(4,450,779)	124,905,636	34,016,596	16,809,946	33,725,909
NET ASSETS:
Beginning of period	15,365,695	19,816,474	154,527,920	120,511,324	146,420,645	112,694,736
End of period	$13,714,923	$15,365,695	$279,433,556	$154,527,920	$163,230,591	$146,420,645
Undistributed net investment income (loss) at end of period	$17,873	$28,009	$(11,328,084)	$273,524	$292,628	$296,686
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	150,000	6,550,000	3,350,000	1,450,000	5,600,000
Shares repurchased	(150,000)	(350,000)	(500,000)	(1,450,000)	(500,000)	(3,750,000)
Shares outstanding, beginning of period	700,000	900,000	7,500,000	5,600,000	9,550,000	7,700,000
Shares outstanding, end of period	600,000	700,000	13,550,000	7,500,000	10,500,000	9,550,000

See Notes to Financial Statements.

	PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$4,200,312	$7,284,706	$2,249,195	$8,694,895	$331,630	$294,125
Net realized gain (loss)	(5,174,122)	6,527,069	(102,687,788)	(175,832,551)	(107,628)	140,095
Net change in unrealized appreciation (depreciation)	36,028,585	(126,361,208)	65,915,962	(72,572,249)	(2,519,318)	(12,543,208)
Net increase (decrease) in net assets resulting from operations	35,054,775	(112,549,433)	(34,522,631)	(239,709,905)	(2,295,316)	(12,108,988)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(88,732)	(148,866)	(59,135)	(47,608)	(5,670)	22,453
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,996,405)	(7,241,759)	(4,631,865)	(6,029,472)	(295,312)	(512,778)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
	(4,996,405)	(7,241,759)	(4,631,865)	(6,029,472)	(295,312)	(512,778)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,629,769	301,435,959	4,388,702	41,977,234	—	7,792,210
Value of shares repurchased	(89,448,562)	(616,782,513)	(20,891,587)	(159,694,207)	(8,454,186)	(22,486,730)
Net income (loss) equalization	88,732	148,866	59,135	47,608	5,670	(22,453)
Net increase (decrease) in net assets resulting from shares transactions	(65,730,061)	(315,197,688)	(16,443,750)	(117,669,365)	(8,448,516)	(14,716,973)
Increase (Decrease) in Net Assets	(35,760,423)	(435,137,746)	(55,657,381)	(363,456,350)	(11,044,814)	(27,316,286)
NET ASSETS:
Beginning of period	825,510,283	1,260,648,029	178,015,740	541,472,090	47,858,971	75,175,257
End of period	$789,749,860	$825,510,283	$122,358,359	$178,015,740	$36,814,157	$47,858,971
Undistributed net investment income (loss) at end of period	$217,162	$1,101,987	$193,848	$2,635,653	$24,052	$(6,596)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	16,550,000	1,050,000	7,250,000	—	300,000
Shares repurchased	(4,800,000)	(34,850,000)	(4,850,000)	(24,500,000)	(350,000)	(900,000)
Shares outstanding, beginning of period	43,950,000	62,250,000	35,050,000	52,300,000	1,850,000	2,450,000
Shares outstanding, end of period	40,350,000	43,950,000	31,250,000	35,050,000	1,500,000	1,850,000

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.99		$20.57	$19.07		$13.38	$20.93	$20.19
Net investment income(a)	0.29		0.21	0.18		0.17	0.16	0.06
Net realized and unrealized gain (loss) on investments	0.09	(b)	(0.60)	1.49		5.73	(7.56)	0.72
Total from investment operations	0.38		(0.39)	1.67		5.90	(7.40)	0.78
Distributions to shareholders from:
Net investment income	(0.30)		(0.19)	(0.17)		(0.21)	(0.15)	(0.04)
Net asset value at end of period	$20.07		$19.99	$20.57		$19.07	$13.38	$20.93
Share price at end of period(c)	$20.09		$19.98	$20.57		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN(d)	1.96%		(1.82)%	8.91%		44.36%	(35.46)%	3.86%
SHARE PRICE TOTAL RETURN(d)	2.12%		(1.87)%	8.91%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$48,174		$54,967	$107,971		$137,338	$116,429	$257,495
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(e)	0.66%	0.66%		0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.83	%(e)	0.76%	0.73%		0.69%	0.67%	0.64%
Net investment income, after Waivers	2.93	%(e)	1.09%	0.99%		1.08%	1.01%	0.27%
Portfolio turnover rate(f)	12%		25%	12%		17%	9%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.01)		$0.03	$(0.00	)(h)	$(0.01)	$(0.01)	$0.00 (h)

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010	2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.06		$30.10		$25.00	$19.25	$33.63		$27.08
Net investment income (loss)(a)	0.13		0.24		0.06	0.03	(0.00	)(h)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.45)		(7.07)		5.05	5.77	(14.38)		6.65
Total from investment operations	(1.32)		(6.83)		5.11	5.80	(14.38)		6.55
Distributions to shareholders from:
Net investment income	(0.19)		(0.21)		(0.01)	(0.04)	—		—
Return of capital	—		—		—	(0.01)	—		—
Total distributions	(0.19)		(0.21)		(0.01)	(0.05)	—		—
Net asset value at end of period	$21.55		$23.06		$30.10	$25.00	$19.25		$33.63
Share price at end of period(c)	$21.44		$22.98		$30.08	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN(d)	(5.72)%		(22.65)%		20.43%	30.16%	(42.76)%		24.19%
SHARE PRICE TOTAL RETURN(d)	(5.87)%		(22.87)%		21.32%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$66,805		$100,305		$162,530	$160,021	$111,674		$114,336
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(e)	0.67%		0.67%	0.67%	0.67%		0.69%
Expenses, prior to Waivers	0.83	%(e)	0.74%		0.74%	0.71%	0.73%		0.77%
Net investment income (loss), after Waivers	1.21	%(e)	0.97%		0.22%	0.11%	(0.01)%		(0.31)%
Portfolio turnover rate(f)	13%		27%		24%	31%	72%		23%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.01		$(0.00	)(h)	$0.01	$(0.01)	$(0.05)		$(0.09)

(a)  Based on average shares outstanding.

(b)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.86		$26.52	$21.25	$14.14	$25.97	$25.58
Net investment income (loss)(a)	0.07		0.07	0.04	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	(0.46)		1.31	5.29	7.15	(11.86)	0.43
Total from investment operations	(0.39)		1.38	5.33	7.21	(11.79)	0.41
Distributions to shareholders from:
Net investment income	(0.06)		(0.04)	(0.06)	(0.10)	(0.04)	(0.01)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.06)		(0.04)	(0.06)	(0.10)	(0.04)	(0.02)
Net asset value at end of period	$27.41		$27.86	$26.52	$21.25	$14.14	$25.97
Share price at end of period(b)	$27.39		$27.86	$26.54	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN(c)	(1.38)%		5.22%	25.11%	51.28%	(45.40)%	1.62%
SHARE PRICE TOTAL RETURN(c)	(1.46)%		5.15%	25.26%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$652,413		$571,078	$450,904	$159,371	$138,549	$363,514
Ratio to average net assets of:
Expenses, after Waivers(g)	0.65	%(d)	0.65%	0.70%	0.70%	0.69%	0.71%
Expenses, prior to Waivers(g)	0.65	%(d)	0.65%	0.71%	0.73%	0.68%	0.68%
Net investment income (loss), after Waivers	0.52	%(d)	0.29%	0.19%	0.35%	0.38%	(0.07)%
Portfolio turnover rate(e)	32%		96%	42%	52%	87%	83%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$0.01	$0.05	$(0.02)	$(0.03)	$0.07

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.22		$12.17	$10.04	$6.72		$20.27	$27.79
Net investment income(a)	0.14		0.26	0.26	0.33		0.87	1.22
Net realized and unrealized gain (loss) on investments	0.40		(2.58)	2.41	3.27		(13.55)	(7.63)
Total from investment operations	0.54		(2.32)	2.67	3.60		(12.68)	(6.41)
Distributions to shareholders from:
Net investment income	(0.10)		(0.56)	(0.54)	(0.28)		(0.87)	(1.11)
Return of capital	—		(0.07)	—	—		—	—
Total distributions	(0.10)		(0.63)	(0.54)	(0.28)		(0.87)	(1.11)
Net asset value at end of period	$9.66		$9.22	$12.17	$10.04		$6.72	$20.27
Share price at end of period(b)	$9.70		$9.25	$12.25	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN(c)	5.81%		(19.51)%	27.93%	54.20%		(64.23)%	(23.50)%
SHARE PRICE TOTAL RETURN(c)	5.91%		(19.80)%	28.48%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$291,157		$296,744	$493,622	$211,879		$60,476	$103,379
Ratio to average net assets of:
Expenses, after Waivers(g)	0.70	%(d)	0.71%	0.70%	0.70%		0.70%	0.71%
Expenses, prior to Waivers(g)	0.72	%(d)	0.76%	0.73%	0.72%		0.78%	0.72%
Net investment income, after Waivers	3.00	%(d)	2.79%	2.50%	3.66	%(h)	7.75%	5.04%
Portfolio turnover rate(e)	29%		88%	112%	121%		74%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$0.14	$0.03	$0.24		$0.21	$(0.03)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund's total return.

(h)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.56		$28.98	$25.03		$17.47	$28.88	$21.43
Net investment income(a)	0.30		0.48	0.21		0.13	0.20	0.12
Net realized and unrealized gain (loss) on investments	(2.77)		(7.43)	3.92		7.63	(11.44)	7.54
Total from investment operations	(2.47)		(6.95)	4.13		7.76	(11.24)	7.66
Distributions to shareholders from:
Net investment income	(0.35)		(0.47)	(0.18)		(0.17)	(0.17)	(0.20)
Return of capital	—		—	—		(0.03)	—	(0.01)
Total distributions	(0.35)		(0.47)	(0.18)		(0.20)	(0.17)	(0.21)
Net asset value at end of period	$18.74		$21.56	$28.98		$25.03	$17.47	$28.88
Share price at end of period(b)	$18.70		$21.49	$28.87		$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN(c)	(11.50)%		(23.98)%	16.60%		44.51%	(39.06)%	35.87%
SHARE PRICE TOTAL RETURN(c)	(11.40)%		(23.93)%	16.11%		44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$191,165		$245,838	$446,292		$455,523	$279,490	$528,483
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.69%	0.70%		0.70%	0.69%	0.69%
Expenses, prior to Waivers	0.83	%(d)	0.71%	0.72%		0.71%	0.71%	0.66%
Net investment income, after Waivers	3.20	%(d)	2.08%	0.82%		0.56%	1.06%	0.42%
Portfolio turnover rate(e)	50%		23%	15%		35%	20%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.01)		$(0.03)	$(0.00	)(g)	$0.02	$(0.03)	$0.03

PowerShares Lux Nanotech Portfolio (PXN)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$6.37		$9.60		$10.33		$7.59		$14.07	$17.48
Net investment income (loss)(a)	0.07		0.06		(0.00	)(g)	(0.00	)(g)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(0.48)		(3.26)		(0.73)		2.76		(6.50)	(3.38)
Total from investment operations	(0.41)		(3.20)		(0.73)		2.76		(6.48)	(3.41)
Distributions to shareholders from:
Net investment income	(0.09)		(0.03)		—		(0.02)		—	—
Return of capital	—		—		—		0.00	(g)	—	—
Total distributions	(0.09)		(0.03)		—		(0.02)		—	—
Net asset value at end of period	$5.87		$6.37		$9.60		$10.33		$7.59	$14.07
Share price at end of period(b)	$5.85		$6.37		$9.70		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN(c)	(6.59)%		(33.40)%		(7.07)%		36.39%		(46.06)%	(19.51)%
SHARE PRICE TOTAL RETURN(c)	(6.91)%		(34.09)%		(6.01)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,972		$22,283		$38,390		$55,290		$39,484	$84,428
Ratio to average net assets of:
Expenses, after Waivers(h)	0.70	%(d)	0.70%		0.70%		0.70%		0.70%	0.70%
Expenses, prior to Waivers(h)	1.18	%(d)	1.08%		0.95%		0.85%		0.89%	0.73%
Net investment income (loss), after Waivers	2.26	%(d)	0.90%		(0.04)%		(0.04)%		0.17%	(0.17)%
Portfolio turnover rate(e)	15%		55%		58%		57%		50%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$(0.00	)(g)	$(0.00	)(g)	$0.00	(g)	$0.00 (g)	$0.01

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund's total return.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010		2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.95		$22.02	$20.31		$15.59		$27.90		$28.04
Net investment income(a)	0.14		0.28	0.22		0.05		0.10		0.01
Net realized and unrealized gain (loss) on investments	0.93		(0.02)	1.64		4.76		(12.35)		(0.14)
Total from investment operations	1.07		0.26	1.86		4.81		(12.25)		(0.13)
Distributions to shareholders from:
Net investment income	(0.16)		(0.33)	(0.15)		(0.09)		(0.06)		(0.01)
Return of capital	—		—	—		—		—		0.00 (b)
Total distributions	(0.16)		(0.33)	(0.15)		(0.09)		(0.06)		(0.01)
Net asset value at end of period	$22.86		$21.95	$22.02		$20.31		$15.59		$27.90
Share price at end of period(c)	$22.85		$21.94	$22.01		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN(d)	4.89%		1.32%	9.25%		31.03%		(43.93)%		(0.45)%
SHARE PRICE TOTAL RETURN(d)	4.89%		1.32%	9.20%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,715		$15,366	$19,816		$19,290		$26,508		$41,850
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(e)	0.50%	0.53%		0.70%		0.70%		0.73%
Expenses, prior to Waivers	1.43	%(e)	1.36%	1.81%		1.09%		0.94%		0.95%
Net investment income, after Waivers	1.30	%(e)	1.38%	1.11%		0.27%		0.47%		0.03%
Portfolio turnover rate(f)	9%		3%	91%		127%		113%		77%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.00	(b)	$(0.01)	$(0.00	)(b)	$(0.00	)(b)	$(0.00	)(b)	$0.00 (b)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2012		Year Ended April 30,					For the Period December 19, 2007(h) Through
	(Unaudited)		2012	2011	2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.60		$21.52	$21.52	$17.54		$25.00	$24.97
Net investment income(a)	0.15		0.29	0.29	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	0.08		1.00	1.34	4.00		(7.38)	(0.01)
Total from investment operations	0.23		1.29	1.63	4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.21)		(2.10)	(0.27)	(0.29)		(0.46)	(0.05)
Net realized gains	—		(0.11)	(1.36)	—		—	—
Total distributions	(0.21)		(2.21)	(1.63)	(0.29)		(0.46)	(0.05)
Net asset value at end of period	$20.62		$20.60	$21.52	$21.52		$17.54	$25.00
Share price at end of period(c)	$20.67		$20.65	$21.52	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN(d)	1.15%		6.74%	8.11%	24.48%		(28.26)%	0.33	%(i)
SHARE PRICE TOTAL RETURN(d)	1.15%		7.02%	8.09%	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$279,434		$154,528	$120,511	$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%		0.75%	0.75	%(e)
Net investment income	1.45	%(e)	1.42%	1.37%	1.35%		2.09%	1.12	%(e)
Portfolio turnover rate(f)	19%		58%	61%	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(1.00)		$(0.97)	$(0.01)	$(0.00	)(b)	$(0.05)	$0.09

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Commencement of Investment Operations.

(i)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.33		$14.64	$12.21	$9.60		$16.76		$17.59
Net investment income (loss)(a)	0.15		0.26	0.20	0.00	(b)	0.04		(0.02)
Net realized and unrealized gain (loss) on investments	0.22		0.74	2.31	2.64		(7.19)		(0.81)
Total from investment operations	0.37		1.00	2.51	2.64		(7.15)		(0.83)
Distributions to shareholders from:
Net investment income	(0.15)		(0.31)	(0.08)	(0.03)		(0.01)		—
Net asset value at end of period	$15.55		$15.33	$14.64	$12.21		$9.60		$16.76
Share price at end of period(c)	$15.55		$15.33	$14.64	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN(d)	2.44%		7.04%	20.61%	27.63%		(42.66)%		(4.72)%
SHARE PRICE TOTAL RETURN(d)	2.44%		7.04%	20.61%	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$163,231		$146,421	$112,695	$67,746		$71,048		$177,669
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(e)	0.50%	0.52%	0.70%		0.70%		0.70%
Expenses, prior to Waivers	0.68	%(e)	0.70%	0.84%	0.80%		0.72%		0.70%
Net investment income (loss), after Waivers	1.88	%(e)	1.82%	1.49%	(0.03)%		0.27%		(0.12)%
Portfolio turnover rate(f)	6%		14%	64%	138%		143%		101%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.01		$0.01	$0.02	$(0.00	)(b)	$(0.00	)(b)	$0.01

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.78		$20.25		$18.05	$14.04	$20.66	$19.20
Net investment income(a)	0.10		0.14		0.11	0.09	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.81		(1.48)		2.19	4.03	(6.64)	1.46
Total from investment operations	0.91		(1.34)		2.30	4.12	(6.56)	1.54
Distributions to shareholders from:
Net investment income	(0.12)		(0.13)		(0.10)	(0.11)	(0.06)	(0.08)
Net asset value at end of period	$19.57		$18.78		$20.25	$18.05	$14.04	$20.66
Share price at end of period(c)	$19.56		$18.77		$20.24	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN(d)	4.90%		(6.59)%		12.81%	29.48%	(31.76)%	8.02%
SHARE PRICE TOTAL RETURN(d)	4.90%		(6.59)%		12.75%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$789,750		$825,510		$1,260,648	$1,335,033	$1,220,027	$2,196,652
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(e)	0.62%		0.66%	0.64%	0.64%	0.64%
Expenses, prior to Waivers	0.64	%(e)	0.62%		0.66%	0.64%	0.64%	0.63%
Net investment income, after Waivers	1.07	%(e)	0.77%		0.63%	0.57%	0.49%	0.39%
Portfolio turnover rate(f)	15%		44%		13%	20%	33%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.00	)(b)	$(0.00	)(b)	$(0.01)	$(0.01)	$(0.01)	$0.01

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010	2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$5.08		$10.35		$10.12	$9.03	$20.94		$19.29
Net investment income (loss)(a)	0.07		0.20		(0.03)	(0.02)	(0.02)		(0.07)
Net realized and unrealized gain (loss) on investments	(1.09)		(5.33)		0.26	1.11	(11.89)		1.72
Total from investment operations	(1.02)		(5.13)		0.23	1.09	(11.91)		1.65
Distributions to shareholders from:
Net investment income	(0.14)		(0.14)		—	—	—		—
Net asset value at end of period	$3.92		$5.08		$10.35	$10.12	$9.03		$20.94
Share price at end of period(b)	$3.93		$5.08		$10.33	$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN(c)	(20.33)%		(49.78)%		2.27%	12.07%	(56.88)%		8.55%
SHARE PRICE TOTAL RETURN(c)	(20.13)%		(49.68)%		2.18%	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$122,358		$178,016		$541,472	$657,486	$658,400		$1,473,893
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%		0.70%	0.70%	0.69%		0.67%
Expenses, prior to Waivers	0.92	%(d)	0.76%		0.75%	0.70%	0.69%		0.67%
Net investment income (loss), after Waivers	3.19	%(d)	2.98%		(0.27)%	(0.18)%	(0.12)%		(0.32)%
Portfolio turnover rate(e)	24%		46%		32%	42%	41%		20%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$(0.00	)(g)	$0.01	$0.00 (g)	$(0.00	)(g)	$(0.02)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.87		$30.68	$25.19		$17.38	$28.23	$28.63
Net investment income(a)	0.20		0.14	0.10		0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	(1.34)		(4.71)	5.53		7.81	(10.91)	(0.36)
Total from investment operations	(1.14)		(4.57)	5.63		7.95	(10.78)	(0.27)
Distributions to shareholders from:
Net investment income	(0.19)		(0.24)	(0.14)		(0.14)	(0.07)	(0.12)
Return of capital	—		—	—		—	—	(0.01)
Total distributions	(0.19)		(0.24)	(0.14)		(0.14)	(0.07)	(0.13)
Net asset value at end of period	$24.54		$25.87	$30.68		$25.19	$17.38	$28.23
Share price at end of period(b)	$24.47		$25.86	$30.70		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN(c)	(4.44)%		(14.84)%	22.47%		45.96%	(38.23)%	(0.96)%
SHARE PRICE TOTAL RETURN(c)	(4.68)%		(14.93)%	22.55%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,814		$47,859	$75,175		$60,451	$39,970	$62,097
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.71%	0.70%		0.70%	0.70%	0.73%
Expenses, prior to Waivers	0.92	%(d)	0.86%	0.86%		0.84%	0.86%	0.88%
Net investment income, after Waivers	1.62	%(d)	0.56%	0.37%		0.63%	0.62%	0.30%
Portfolio turnover rate(e)	19%		36%	22%		52%	32%	31%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$0.01	$(0.00	)(g)	$0.00 (g)	$0.00 (g)	$0.01

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.
See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	"Aerospace & Defense Portfolio"
PowerShares CleantechTM Portfolio (PZD)	"CleantechTM Portfolio"
PowerShares DWA Technical LeadersTM Portfolio (PDP)	"DWA Technical LeadersTM Portfolio"
PowerShares Global Listed Private Equity Portfolio (PSP)	"Global Listed Private Equity Portfolio"
PowerShares Golden Dragon China Portfolio (PGJ)	"Golden Dragon China Portfolio"
PowerShares Lux Nanotech Portfolio (PXN)	"Lux Nanotech Portfolio"
PowerShares Morningstar StockInvestor Core Portfolio (PYH)	"Morningstar StockInvestor Core Portfolio"
PowerShares S&P 500 BuyWrite Portfolio (PBP)	"S&P 500 BuyWrite Portfolio"
PowerShares S&P 500® High Quality Portfolio (SPHQ)	"S&P 500® High Quality Portfolio"
PowerShares Water Resources Portfolio (PHO)	"Water Resources Portfolio"
PowerShares WilderHill Clean Energy Portfolio (PBW)	"WilderHill Clean Energy Portfolio"
PowerShares WilderHill Progressive Energy Portfolio (PUW)	"WilderHill Progressive Energy Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM
Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Fund	Index
S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Sampling Risk. With respect to Lux Nanotech Portfolio, the Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for CleantechTM Portfolio, DWA Technical LeadersTM Portfolio, Morningstar StockInvestor Core Portfolio, S&P 500 BuyWrite Portfolio, S&P 500® High Quality Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities a Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Industry Concentration Risk. A significant percentage of each Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of this Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

I. Swap Agreements

Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index).

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss), on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

J. Securities Lending

The CleantechTM Portfolio, Golden Dragon China Portfolio, Lux Nanotech Portfolio, Morningstar StockInvestor Core Portfolio, Water Resources Portfolio and WilderHill Clean Energy Portfolio may lend portfolio securities having a market value up to one-third of each Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets, pursuant to which the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

of transfer agency, custody, fund administration, legal, audit, litigation expenses, and other services, except for distribution fees, if any, brokerage expenses, taxes,acquired funds fees and expenses, interest, litigation expenses and other extraordinary expenses. Effective November 21, 2012, S&P 500® High Quality Portfolio has agreed to pay the Adviser an annual fee equal to 0.29% of the Fund's average daily net assets.

The Adviser's parent, Invesco Ltd., has agreed to indemnify and hold harmless the Global Listed Private Equity Portfolio and the Independent Trustees of the Trust against any and all loss, damages, liability and expenses arising from certain alleged omission or misstatement in the Fund's registration statement.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses and extraordinary expenses) of (i) each Fund (except for Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund's average daily net assets per year and (ii) each of Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap"), through at least August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15	10/31/16
Aerospace & Defense Portfolio	$211,965	$9,384	$81,095	$80,440	$41,046
CleantechTM Portfolio	250,072	25,830	92,835	75,189	56,218
Global Listed Private Equity Portfolio	293,402	10,401	77,130	175,729	30,142
Golden Dragon China Portfolio	361,211	53,165	105,598	70,047	132,401
Lux Nanotech Portfolio	292,583	27,268	111,968	101,134	52,213
Morningstar StockInvestor Core Portfolio	477,411	46,766	226,080	140,010	64,555
S&P 500® High Quality Portfolio	668,079	25,714	249,922	259,976	132,467
WilderHill Clean Energy Portfolio	387,732	—	52,140	177,783	157,809
WilderHill Progressive Energy Portfolio	255,701	34,066	97,636	79,732	44,267

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council
CleantechTM Portfolio	Cleantech Capital Indices LLC
DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.
Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC
Golden Dragon China Portfolio	NASDAQ OMX Group, Inc.
Lux Nanotech Portfolio	Lux Research, Inc.
Morningstar StockInvestor Core Portfolio	Morningstar, Inc.
S&P 500 BuyWrite Portfolio	Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
S&P 500® High Quality Portfolio	Standard & Poor's Financial Services LLC
Water Resources Portfolio	NASDAQ OMX Group, Inc.
WilderHill Clean Energy Portfolio	WilderShares, LLC
WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with S&P 500 BuyWrite Portfolio. The table below shows transactions in and earnings from S&P 500 BuyWrite Portfolio's investments in Invesco Ltd. for the six-month period ended October 31, 2012.

S&P 500 BuyWrite Portfolio

	Value April 30, 2012	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2012	Dividend Income
Invesco Ltd	$137,614	$50,934	$(10,738)	$63,509	$(1,013)	$240,306	$2,480

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The depreciation on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$256,683,665	$—	$0	$256,683,665
Money Market Fund	28,463,109	—	—	28,463,109
Swap Agreements*	—	253,576	—	253,576
Total Investments	$285,146,774	$253,576	$0	$285,400,350
Golden Dragon China Portfolio
Equity Securities	$190,916,644	$257,827	$—	$191,174,471
Money Market Fund	33,628,816	—	—	33,628,816
Total Investments	$224,545,460	$257,827	$—	$224,803,287

* Unrealized appreciation.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 6. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of each Fund's derivative instruments, detailed by primary risk exposure, held as of October 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Global Listed Private Equity Portfolio
Equity risk
Swap agreements(a)	$253,576	$—
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts(a)	$—	$(913,100)

(a) Values are disclosed on the Statements of Assets and Liabilities as unrealized appreciation on swap agreements and as open written options, at value.

Effect of Derivative Instruments for the six-month period ended October 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Swap Options*	Agreements*
Global Listed Private Equity Portfolio*
Realized Gain
Equity risk	$—	$3,015,027
Change in Unrealized Appreciation
Equity risk	—	(149,972)
S&P 500 BuyWrite Portfolio*
Realized Gain
Equity risk	(5,378,985)	—
Change in Unrealized Appreciation
Equity risk	2,295,310	—
Total	$(3,083,675)	$2,865,055

* The average notional value of options and swap agreements outstanding during the six-month period was $236,156,917 and $27,102,890, respectively.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount (000)	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/28/13	$575	$51,425
Citibank, N.A.	KKR & Co. LP	Buy	10/28/13	660	203,300
Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/28/13	370	(7,906)
Citibank, N.A.	The Blackstone Group LP	Buy	10/28/13	850	6,757
Total				$2,455	$253,576

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Options Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,121	$2,137,853
Written	10,759	20,604,538
Closed	(3,199)	(5,444,839)
Expired	(6,696)	(14,310,994)
End of period	1,985	$2,986,558

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation	Value
Call Options S&P 500 Index	Nov-12	$1,450	1,985	$2,986,558	$2,073,458	$913,100

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (The "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$—	$1,023,045	$26,866,595
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	12,098,616	465,923	14,974,767	68,238,246
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	10,496,532	41,201,921	—	209,736,563
Global Listed Private Equity Portfolio**	—	—	796,018	7,687,052	47,149,399	—	18,667,009	5,478,420	79,777,898
Golden Dragon China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	35,483,714	5,784,950	23,442,265	167,002,244
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	12,379,025	3,634,646	11,259,053	74,122,356
Morningstar StockInvestor Core Portfolio	—	—	3,798,072	6,546,039	17,110,347	2,874,318	5,038	672	30,334,486
S&P 500® High Quality Portfolio**	—	28,563,259	21,013,690	37,241,965	42,466,537	9,869,908	—	—	139,155,359
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	14,836,888	—	423,401,351
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	241,008,862	25,897,511	131,291,696	1,256,908,059
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	2,282,887	2,951,092	2,887,264	29,054,389

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  The Fund utilized $190,492 of capital loss carryforward during the fiscal year ended April 30, 2012.

Note 8. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$6,023,819	$5,884,569
CleantechTM Portfolio	9,426,739	10,764,078
DWA Technical LeadersTM Portfolio	188,424,472	188,343,479
Global Listed Private Equity Portfolio	72,735,095	77,728,607
Golden Dragon China Portfolio	100,830,116	101,429,178
Lux Nanotech Portfolio	5,952,552	3,244,327
Morningstar StockInvestor Core Portfolio	1,202,114	1,225,815
S&P 500 BuyWrite Portfolio	43,210,088	49,842,195
S&P 500® High Quality Portfolio	9,512,332	9,677,629
Water Resources Portfolio	119,023,237	120,836,955
WilderHill Clean Energy Portfolio	33,261,074	35,663,601
WilderHill Progressive Energy Portfolio	7,943,020	7,879,602

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$459,474	$7,088,817
CleantechTM Portfolio	—	26,289,991
DWA Technical LeadersTM Portfolio	381,447,181	289,732,709
Global Listed Private Equity Portfolio	2,509,702	18,254,431
Golden Dragon China Portfolio	3,735,263	26,133,494
Lux Nanotech Portfolio	1,737,305	5,093,957
Morningstar StockInvestor Core Portfolio	181,589	2,258,339
S&P 500 BuyWrite Portfolio	135,002,478	10,378,261
S&P 500® High Quality Portfolio	22,904,519	7,989,188
Water Resources Portfolio	23,606,680	88,412,791
WilderHill Clean Energy Portfolio	4,334,296	20,754,213
WilderHill Progressive Energy Portfolio	—	8,463,607

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$56,064,611	$(7,881,987)	$1,551,431	$(9,433,418)
CleantechTM Portfolio	79,135,983	(6,953,186)	8,358,803	(15,311,989)
DWA Technical LeadersTM Portfolio	602,640,903	49,811,680	63,000,878	(13,189,198)
Global Listed Private Equity Portfolio	288,831,781	(3,685,007)	55,498,431	(59,183,438)
Golden Dragon China Portfolio	274,269,438	(49,466,151)	17,638,684	(67,104,835)
Lux Nanotech Portfolio	24,010,741	(1,738,635)	3,084,925	(4,823,560)
Morningstar StockInvestor Core Portfolio	12,344,351	2,101,227	2,534,991	(433,764)
S&P 500 BuyWrite Portfolio	250,321,049	30,006,095	33,253,057	(3,246,962)
S&P 500® High Quality Portfolio	146,500,564	16,737,559	19,726,653	(2,989,094)
Water Resources Portfolio	792,166,148	(855,187)	111,964,848	(112,820,035)
WilderHill Clean Energy Portfolio	240,199,628	(88,553,043)	7,727,261	(96,280,304)
WilderHill Progressive Energy Portfolio	38,078,324	(1,199,921)	4,352,609	(5,552,530)

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. Each Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Subsequent Event

At a meeting held on December 18, 2012, the Board of Trustees of the Trust approved the liquidation of PowerShares Morningstar StockInvestor Core Portfolio, which is expected to commence on February 26, 2013. Investors, who have elected not to sell their shares before February 26, 2013, will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about March 7, 2013.

Note 12. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

64

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-4

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

PowerShares Dynamic Energy Sector Portfolio (PXI)

PowerShares Dynamic Financial Sector Portfolio (PFI)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

PowerShares Dynamic Technology Sector Portfolio (PTF)

PowerShares Dynamic Utilities Portfolio (PUI)

PowerShares NASDAQ Internet Portfolio (PNQI)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Sector Portfolios
Schedules of Investments
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	6
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	8
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	10
PowerShares Dynamic Energy Sector Portfolio (PXI)	12
PowerShares Dynamic Financial Sector Portfolio (PFI)	14
PowerShares Dynamic Healthcare Sector Portfolio (PTH)	16
PowerShares Dynamic Industrials Sector Portfolio (PRN)	18
PowerShares Dynamic Technology Sector Portfolio (PTF)	20
PowerShares Dynamic Utilities Portfolio (PUI)	22
PowerShares NASDAQ Internet Portfolio (PNQI)	24
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	34
Notes to Financial Statements	39

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	1,524	642	21	4	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	1,524	600	17	4	0	0	2
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	1,524	538	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	1,524	611	16	8	2	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	1,524	597	31	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	1,524	495	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	1,524	581	14	8	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	1,524	543	57	9	1	1	1
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1,766	664	31	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	1,072	478	9	5	1	2	2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	835	19	3	0	0	0
PEZ	889	10	1	0	0	1
PSL	953	9	1	0	0	0
PXI	865	14	6	1	0	1
PFI	846	26	6	4	2	1
PTH	992	12	0	0	0	0
PRN	902	18	0	0	0	0
PTF	890	18	2	0	0	2
PUI	1,020	41	0	0	1	1
PNQI	566	7	1	0	0	1

2

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

In pursuing its investment objectives, PowerShares Dynamic Financial Sector Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ) Actual	$1,000.00	$998.40	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ) Actual	$1,000.00	$990.70	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL) Actual	$1,000.00	$1,031.84	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio (PXI) Actual	$1,000.00	$1,034.00	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Financial Sector Portfolio (PFI) Actual	$1,000.00	$1,046.96	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Healthcare Sector Portfolio (PTH) Actual	$1,000.00	$1,016.91	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Industrials Sector Portfolio (PRN) Actual	$1,000.00	$1,023.38	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Technology Sector Portfolio (PTF) Actual	$1,000.00	$929.25	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Utilities Portfolio (PUI) Actual	$1,000.00	$1,076.90	0.63%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares NASDAQ Internet Portfolio (PNQI)
Actual	$1,000.00	$965.69	0.60%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(1)  Expenses are calculated using each Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value of the period, then multiplying the result by 184/365.

5

Portfolio Composition

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Chemicals - Specialty	19.9
Chemicals - Diversified	18.8
Paper & Related Products	12.1
Agricultural Chemicals	8.3
Containers - Metal/Glass	6.5
Metal - Copper	5.5
Coatings/Paint	4.7
Chemicals - Plastics	3.0
Diversified Manufacturing Operations	2.9
Containers - Paper/Plastic	2.9
Diversified Minerals	2.8
Steel - Producers	2.8
Chemicals - Other	1.6
Petrochemicals	1.5
Metal - Aluminum	1.4
Metal Processors & Fabricators	1.4
Coal	1.3
Metal - Iron	1.3
Rubber/Plastic Products	1.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agricultural Chemicals—8.3%
6,667	CF Industries Holdings, Inc.	$1,368,002
15,844	Monsanto Co.	1,363,693
23,833	Mosaic Co. (The)	1,247,419
3,421	Terra Nitrogen Co. LP	734,523
		4,713,637
	Chemicals - Diversified—18.8%
36,074	Celanese Corp., Series A	1,370,451
45,544	Chemtura Corp.(a)	725,516
27,743	E.I. du Pont de Nemours & Co.	1,235,118
25,409	FMC Corp.	1,359,890
18,992	Georgia Gulf Corp.	672,127
52,353	Huntsman Corp.	787,389
23,931	Innospec, Inc.(a)	774,886
35,131	Olin Corp.	728,617
12,545	PPG Industries, Inc.	1,468,768
15,903	Rockwood Holdings, Inc.	729,948
10,946	Westlake Chemical Corp.	832,553
		10,685,263
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Chemicals - Other—1.6%
25,590	American Vanguard Corp.	$914,331
	Chemicals - Plastics—3.0%
30,994	A. Schulman, Inc.	795,306
47,709	PolyOne Corp.	903,131
		1,698,437
	Chemicals - Specialty—19.9%
13,755	Albemarle Corp.	758,038
18,746	Ashland, Inc.	1,333,778
21,614	Cabot Corp.	772,917
24,976	Eastman Chemical Co.	1,479,578
21,555	Ecolab, Inc.	1,500,228
11,102	Minerals Technologies, Inc.	795,569
3,059	NewMarket Corp.	829,937
40,827	OM Group, Inc.(a)	825,930
22,162	Rentech Nitrogen Partners LP	851,242
7,882	Stepan Co.	755,096
29,191	Tronox Ltd., Class A (Australia)	595,205
13,034	W.R. Grace & Co.(a)	836,262
		11,333,780

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Coal—1.3%
47,588	SunCoke Energy, Inc.(a)	$764,739
	Coatings/Paint—4.7%
44,364	Kronos Worldwide, Inc.	592,259
27,466	RPM International, Inc.	732,244
9,647	Sherwin-Williams Co. (The)	1,375,469
		2,699,972
	Containers - Metal/Glass—6.5%
32,730	Ball Corp.	1,401,826
38,075	Crown Holdings, Inc.(a)	1,456,369
43,069	Owens-Illinois, Inc.(a)	839,415
		3,697,610
	Containers - Paper/Plastic—2.9%
134,677	Graphic Packaging Holding Co.(a)	797,288
23,512	Packaging Corp. of America	829,268
		1,626,556
	Diversified Manufacturing Operations—2.9%
23,229	Koppers Holdings, Inc.	829,275
19,970	LSB Industries, Inc.(a)	804,192
		1,633,467
	Diversified Minerals—2.8%
25,036	AMCOL International Corp.	790,637
63,264	US Silica Holdings, Inc.(a)	809,779
		1,600,416
	Metal Processors & Fabricators—1.4%
36,022	Worthington Industries, Inc.	778,796
	Metal - Aluminum—1.4%
13,479	Kaiser Aluminum Corp.	816,558
	Metal - Copper—5.5%
38,223	Freeport-McMoRan Copper & Gold, Inc.	1,486,110
42,416	Southern Copper Corp.	1,616,050
		3,102,160
	Metal - Iron—1.3%
21,005	Cliffs Natural Resources, Inc.	761,851
	Paper & Related Products—12.1%
99,979	Boise, Inc.(a)	838,824
24,830	Buckeye Technologies, Inc.	650,546
19,959	Clearwater Paper Corp.(a)	789,179
10,392	Domtar Corp.	828,762
39,937	International Paper Co.	1,430,943
26,974	Neenah Paper, Inc.	698,626
44,812	P.H. Glatfelter Co.	798,102
23,322	Schweitzer-Mauduit International, Inc.	816,969
		6,851,951
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Petrochemicals—1.5%
18,349	TPC Group, Inc.(a)	$825,338
	Rubber/Plastic Products—1.3%
50,867	Myers Industries, Inc.	754,358
	Steel - Producers—2.8%
54,594	Metals USA Holdings Corp.(a)	795,980
14,638	Reliance Steel & Aluminum Co.	795,429
		1,591,409
	Total Common Stocks and Other Equity Interests (Cost $52,646,321)	56,850,629
	Money Market Fund—0.1%
81,960	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $81,960)	81,960
	Total Investments (Cost $52,728,281)—100.1%	56,932,589
	Liabilities in excess of other assets—(0.1)%	(72,371)
	Net Assets—100.0%	$56,860,218

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Retail	49.3
Media	18.7
Commercial Services	7.4
Entertainment	4.4
Internet	4.3
Auto Parts & Equipment	4.0
Lodging	3.7
Home Builders	1.7
Advertising	1.6
Household Products/Wares	1.4
Miscellaneous Manufacturing	1.2
Leisure Time	1.2
Toys/Games/Hobbies	1.1
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Advertising—1.6%
12,113	Lamar Advertising Co., Class A(a)	$475,435
	Auto Parts & Equipment—4.0%
20,069	Cooper Tire & Rubber Co.	403,989
24,220	Delphi Automotive PLC (Jersey Islands)(a)	761,477
		1,165,466
	Commercial Services—7.4%
13,431	Aaron's, Inc.	414,078
14,941	Apollo Group, Inc., Class A(a)	300,015
40,688	Bridgepoint Education, Inc.(a)	406,880
18,996	Grand Canyon Education, Inc.(a)	413,353
12,484	ITT Educational Services, Inc.(a)	268,281
11,372	Rent-A-Center, Inc.	379,029
		2,181,636
	Entertainment—4.4%
9,058	Bally Technologies, Inc.(a)	452,175
12,501	Cedar Fair LP	448,161
25,601	Multimedia Games Holding Co., Inc.(a)	407,056
		1,307,392
	Home Builders—1.7%
29,211	PulteGroup, Inc.(a)	506,519
	Household Products/Wares—1.4%
8,301	Jarden Corp.	413,390
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Internet—4.3%
7,811	Expedia, Inc.	$462,021
40,215	Liberty Interactive Corp., Class A(a)	804,300
		1,266,321
	Leisure Time—1.2%
9,274	Arctic Cat, Inc.(a)	336,368
	Lodging—3.7%
19,470	Marriott International, Inc., Class A	710,265
7,694	Wyndham Worldwide Corp.	387,778
		1,098,043
	Media—18.7%
54,955	Belo Corp., Class A	411,063
21,879	Comcast Corp., Class A	820,681
22,926	DISH Network Corp., Class A	816,853
43,653	New York Times Co. (The), Class A(a)	357,082
289,918	Sirius XM Radio, Inc.(a)	811,770
8,260	Time Warner Cable, Inc.	818,649
17,657	Time Warner, Inc.	767,197
14,828	Walt Disney Co. (The)	727,610
		5,530,905
	Miscellaneous Manufacturing—1.2%
11,411	Movado Group, Inc.	361,615

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail—49.3%
16,702	AFC Enterprises, Inc.(a)	$422,895
19,256	American Eagle Outfitters, Inc.	401,873
11,275	ANN, Inc.(a)	396,429
10,197	Bob Evans Farms, Inc.	388,200
11,641	Brinker International, Inc.	358,543
26,728	Brown Shoe Co., Inc.	421,768
13,659	Cato Corp. (The), Class A	387,642
21,181	Chico's FAS, Inc.	393,967
7,847	Coinstar, Inc.(a)	368,338
17,322	Conn's, Inc.(a)	438,766
6,370	Cracker Barrel Old Country Store, Inc.	405,451
5,343	Dillard's, Inc., Class A	411,411
15,228	Dollar Tree, Inc.(a)	607,140
11,604	Foot Locker, Inc.	388,734
11,355	Francesca's Holdings Corp.(a)	335,313
20,477	Gap, Inc. (The)	731,438
6,912	Hibbett Sports, Inc.(a)	373,179
12,926	Home Depot, Inc. (The)	793,398
42,452	Hot Topic, Inc.	365,087
8,873	HSN, Inc.	461,573
15,377	Jack in the Box, Inc.(a)	399,956
15,095	Limited Brands, Inc.	722,900
8,598	Lumber Liquidators Holdings, Inc.(a)	479,940
7,792	Papa John's International, Inc.(a)	415,469
10,342	PetSmart, Inc.	686,605
10,601	Ross Stores, Inc.	646,131
42,815	Sonic Corp.(a)	426,866
18,729	Stage Stores, Inc.	458,861
16,018	TJX Cos., Inc. (The)	666,829
10,687	Urban Outfitters, Inc.(a)	382,167
7,483	Vitamin Shoppe, Inc.(a)	428,327
		14,565,196
	Toys/Games/Hobbies—1.1%
37,009	LeapFrog Enterprises, Inc.(a)	327,159
	Total Common Stocks and Other Equity Interests (Cost $28,146,357)	29,535,445
	Money Market Fund—0.2%
69,168	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $69,168)	69,168
	Total Investments (Cost $28,215,525)—100.2%	29,604,613
	Liabilities in excess of other assets—(0.2)%	(70,514)
	Net Assets—100.0%	$29,534,099

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Food	40.3
Retail	14.2
Beverages	11.1
Agriculture	11.0
Household Products/Wares	8.1
Cosmetics/Personal Care	5.0
Pharmaceuticals	4.8
Electrical Components & Equipment	1.4
Holding Companies - Diversified	1.4
Environmental Control	1.4
Commercial Services	1.3
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—11.0%
48,988	Adecoagro SA (Luxembourg)(a)	$449,710
26,790	Altria Group, Inc.	851,922
18,552	Archer-Daniels-Midland Co.	497,936
10,188	Philip Morris International, Inc.	902,249
19,735	Reynolds American, Inc.	821,765
10,463	Universal Corp.	518,546
		4,042,128
	Beverages—11.1%
8,503	Beam, Inc.	472,427
7,741	Brown-Forman Corp., Class B	495,888
24,326	Coca-Cola Co. (The)	904,441
11,074	Dr Pepper Snapple Group, Inc.	474,521
11,141	Molson Coors Brewing Co., Class B	480,623
8,421	Monster Beverage Corp.(a)	376,166
12,561	PepsiCo, Inc.	869,723
		4,073,789
	Commercial Services—1.3%
17,793	Medifast, Inc.(a)	454,077
	Cosmetics/Personal Care—5.0%
8,557	Colgate-Palmolive Co.	898,143
15,176	Estee Lauder Cos., Inc. (The), Class A	935,145
		1,833,288
	Electrical Components & Equipment—1.4%
7,202	Energizer Holdings, Inc.	525,530
	Environmental Control—1.4%
29,858	Darling International, Inc.(a)	493,553
Number of Shares		Value
	Common Stocks (Continued)
	Food—40.3%
16,954	B&G Foods, Inc.	$513,198
12,350	Cal-Maine Foods, Inc.	532,656
19,763	ConAgra Foods, Inc.	550,202
30,222	Dean Foods Co.(a)	508,939
24,031	Flowers Foods, Inc.	473,170
20,091	Fresh Del Monte Produce, Inc.	505,690
8,598	Fresh Market, Inc. (The)(a)	487,593
23,132	General Mills, Inc.	927,131
16,328	H.J. Heinz Co.	939,023
7,193	Hain Celestial Group, Inc. (The)(a)	415,755
6,909	Hershey Co. (The)	475,685
9,218	Ingredion, Inc.	566,538
8,690	J & J Snack Foods Corp.	497,676
5,840	J.M. Smucker Co. (The)	500,138
22,273	Kroger Co. (The)	561,725
6,850	Lancaster Colony Corp.	498,543
8,077	McCormick & Co., Inc.	497,705
33,747	Mondelez International, Inc., Class A	895,645
16,624	Post Holdings, Inc.(a)	524,487
31,709	Safeway, Inc.	517,174
11,273	Sanderson Farms, Inc.	510,554
16,377	Sysco Corp.	508,833
19,560	Tootsie Roll Industries, Inc.	521,274
8,633	United Natural Foods, Inc.(a)	459,621
11,773	Weis Markets, Inc.	484,577
9,403	Whole Foods Market, Inc.	890,746
		14,764,278

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Holding Companies - Diversified—1.4%
59,360	Harbinger Group, Inc.(a)	$519,400
	Household Products/Wares—8.1%
9,065	Church & Dwight Co., Inc.	460,140
6,821	Clorox Co. (The)	493,158
10,883	Kimberly-Clark Corp.	908,186
13,474	Spectrum Brands Holdings, Inc.(a)	612,932
10,166	WD-40 Co.	486,545
		2,960,961
	Pharmaceuticals—4.8%
6,767	Mead Johnson Nutrition Co.	417,253
25,738	Schiff Nutrition International, Inc.(a)	870,974
10,942	USANA Health Sciences, Inc.(a)	472,038
		1,760,265
	Retail—14.2%
8,776	Casey's General Stores, Inc.	452,403
9,296	Costco Wholesale Corp.	915,005
19,973	CVS Caremark Corp.	926,747
11,961	Nu Skin Enterprises, Inc., Class A	566,114
14,587	Susser Holdings Corp.(a)	524,257
25,441	Walgreen Co.	896,286
12,532	Wal-Mart Stores, Inc.	940,151
		5,220,963
	Total Common Stocks (Cost $32,057,490)	36,648,232
	Money Market Fund—0.2%
83,638	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $83,638)	83,638
	Total Investments (Cost $32,141,128)—100.2%	36,731,870
	Liabilities in excess of other assets—(0.2)%	(58,201)
	Net Assets—100.0%	$36,673,669

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Energy Sector Portfolio (PXI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Oil Companies - Exploration & Production	22.6
Oil - Field Services	19.5
Oil Companies - Integrated	18.8
Oil Refining & Marketing	13.7
Oil & Gas Drilling	8.4
Pipelines	6.9
Coal	4.8
Oil Field Machinery & Equipment	2.4
Distribution/Wholesale	1.5
Transportation - Marine	1.4
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Coal—4.8%
32,574	Alliance Holdings GP LP	$1,604,595
25,457	Alliance Resource Partners LP	1,658,269
265,414	Alpha Natural Resources, Inc.(a)	2,274,598
		5,537,462
	Distribution/Wholesale—1.5%
62,711	Global Partners LP	1,709,502
	Oil & Gas Drilling—8.4%
23,524	Diamond Offshore Drilling, Inc.	1,628,802
34,543	Helmerich & Payne, Inc.	1,651,155
106,740	Nabors Industries Ltd. (Bermuda)(a)	1,439,923
380,811	Parker Drilling Co.(a)	1,648,912
103,789	Patterson-UTI Energy, Inc.	1,679,306
39,632	Unit Corp.(a)	1,599,151
		9,647,249
	Oil Companies - Exploration & Production—22.6%
33,707	Apache Corp.	2,789,254
28,391	Contango Oil & Gas Co.(a)	1,395,701
101,779	Denbury Resources, Inc.(a)	1,560,272
49,980	Devon Energy Corp.	2,909,336
30,882	Energen Corp.	1,440,645
26,689	EOG Resources, Inc.	3,109,002
91,554	EPL Oil & Gas, Inc.(a)	1,981,229
353,488	Gran Tierra Energy, Inc. (Canada)(a)	1,795,719
34,000	Occidental Petroleum Corp.	2,684,640
67,002	Stone Energy Corp.(a)	1,580,577
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
80,891	Swift Energy Co.(a)	$1,351,689
212,761	VAALCO Energy, Inc.(a)	1,738,257
91,342	W&T Offshore, Inc.	1,548,247
		25,884,568
	Oil Companies - Integrated—18.8%
25,770	Chevron Corp.	2,840,112
50,895	ConocoPhillips	2,944,276
33,108	Exxon Mobil Corp.	3,018,456
57,201	Hess Corp.	2,989,324
55,852	Marathon Petroleum Corp.	3,067,950
56,309	Murphy Oil Corp.	3,378,540
68,818	Phillips 66	3,245,457
		21,484,115
	Oil Field Machinery & Equipment—2.4%
36,680	National Oilwell Varco, Inc.	2,703,316
	Oil Refining & Marketing—13.7%
115,245	Alon USA Energy, Inc.	1,513,167
55,298	Calumet Specialty Products Partners LP	1,754,053
52,869	CVR Energy, Inc.(a)	1,942,936
60,036	Delek US Holdings, Inc.	1,545,927
39,131	HollyFrontier Corp.	1,511,631
86,150	Northern Tier Energy LP(a)	1,869,455
39,672	Tesoro Corp.	1,496,031
92,462	Valero Energy Corp.	2,690,644
56,366	Western Refining, Inc.	1,401,822
		15,725,666

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Energy Sector Portfolio (PXI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil - Field Services—19.5%
142,032	Basic Energy Services, Inc.(a)	$1,475,713
78,318	C&J Energy Services, Inc.(a)	1,517,803
12,903	Core Laboratories NV (Netherlands)	1,337,525
85,729	Exterran Holdings, Inc.(a)	1,712,865
88,228	Halliburton Co.	2,848,882
89,476	Helix Energy Solutions Group, Inc.(a)	1,547,040
199,312	Key Energy Services, Inc.(a)	1,303,500
29,446	Oceaneering International, Inc.	1,540,909
20,150	Oil States International, Inc.(a)	1,472,965
128,699	RPC, Inc.	1,474,891
39,933	Schlumberger Ltd.	2,776,542
34,826	Targa Resources Corp.	1,773,688
134,061	Weatherford International Ltd. (Switzerland)(a)	1,514,889
		22,297,212
	Pipelines—6.9%
57,413	EQT Midstream Partners LP(a)	1,788,415
124,432	Niska Gas Storage Partners LLC, Class U	1,530,513
42,865	Oiltanking Partners LP	1,501,990
66,806	Plains All American Pipeline LP	3,031,656
		7,852,574
	Transportation - Marine—1.4%
53,298	Teekay Corp. (Bahamas)	1,631,452
	Total Common Stocks and Other Equity Interests (Cost $112,219,708)	114,473,116
	Money Market Fund—0.0%
32,473	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $32,473)	32,473
	Total Investments (Cost $112,252,181)—100.0%	114,505,589
	Other assets less liabilities—0.0%	48,970
	Net Assets—100.0%	$114,554,559

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Financial Sector Portfolio (PFI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Super - Regional Banks - U.S.	14.6
Multi-line Insurance	12.8
Commercial Banks - Southern U.S.	12.3
Property/Casualty Insurance	11.6
Life/Health Insurance	10.4
Reinsurance	9.6
Commercial Banks - Western U.S.	7.0
Commercial Banks - Central U.S.	6.6
Investment Management/Advisor Services	3.1
Diversified Banking Institutions	2.7
Finance - Credit Card	2.6
Commercial Banks - Eastern U.S.	1.5
Finance - Other Services	1.5
Private Equity	1.4
Finance - Consumer Loans	1.2
Finance - Auto Loans	1.1
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Commercial Banks - Central U.S.—6.6%
3,816	BOK Financial Corp.	$223,808
10,733	Citizens Republic Bancorp, Inc.(a)	194,697
15,627	First Merchants Corp.	229,873
7,478	Great Southern Bancorp, Inc.	212,151
8,389	Heartland Financial USA, Inc.	240,764
		1,101,293
	Commercial Banks - Eastern U.S.—1.5%
31,544	CapitalSource, Inc.	249,513
	Commercial Banks - Southern U.S.—12.3%
14,906	BancorpSouth, Inc.	210,920
12,743	BB&T Corp.	368,910
6,389	Community Trust Bancorp, Inc.	216,715
6,982	Home BancShares, Inc.	241,856
57,738	Regions Financial Corp.	376,452
11,951	Renasant Corp.	220,018
5,464	SCBT Financial Corp.	216,811
13,562	State Bank Financial Corp.	205,736
		2,057,418
	Commercial Banks - Western U.S.—7.0%
9,100	Banner Corp.	263,809
17,591	Hanmi Financial Corp.(a)	218,304
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,311	Sterling Financial Corp.	$219,212
23,480	Western Alliance Bancorp(a)	240,905
35,098	Wilshire Bancorp, Inc.(a)	228,488
		1,170,718
	Diversified Banking Institutions—2.7%
10,820	JPMorgan Chase & Co.	450,978
	Finance - Auto Loans—1.1%
2,231	Credit Acceptance Corp.(a)	182,161
	Finance - Consumer Loans—1.2%
2,994	World Acceptance Corp.(a)	199,879
	Finance - Credit Card—2.6%
10,375	Discover Financial Services	425,375
	Finance - Other Services—1.5%
23,176	Netspend Holdings, Inc.(a)	248,215
	Investment Management/Advisor Services—3.1%
14,923	National Financial Partners Corp.(a)	273,837
2,569	Virtus Investment Partners, Inc.(a)	246,624
		520,461

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Life/Health Insurance—10.4%
8,701	Aflac, Inc.	$433,136
24,558	CNO Financial Group, Inc.	235,266
17,308	Lincoln National Corp.	429,065
7,535	Primerica, Inc.	212,939
7,777	Protective Life Corp.	212,312
17,888	Symetra Financial Corp.	213,762
		1,736,480
	Multi-line Insurance—12.8%
10,780	Allstate Corp. (The)	430,984
11,705	American International Group, Inc.(a)	408,856
6,201	Assurant, Inc.	234,460
10,395	Cincinnati Financial Corp.	414,137
11,776	MetLife, Inc.	417,930
9,937	United Fire Group, Inc.	236,202
		2,142,569
	Private Equity—1.4%
15,418	KKR & Co. LP	232,041
	Property/Casualty Insurance—11.6%
5,505	Arch Capital Group Ltd.(a)	243,046
11,627	Fidelity National Financial, Inc., Class A	248,934
11,416	First American Financial Corp.	259,714
6,642	HCC Insurance Holdings, Inc.	236,721
505	Markel Corp.(a)	238,330
4,501	Navigators Group, Inc. (The)(a)	238,913
2,462	ProAssurance Corp.	220,103
11,113	Stewart Information Services Corp.	259,155
		1,944,916
	Reinsurance—9.6%
7,555	Aspen Insurance Holdings Ltd. (Bermuda)	244,404
6,415	Axis Capital Holdings Ltd. (Bermuda)	232,351
4,766	Berkshire Hathaway, Inc., Class B(a)	411,544
2,123	Everest Re Group Ltd.	235,759
2,993	PartnerRe Ltd.	242,433
6,557	Validus Holdings Ltd.	234,741
		1,601,232
	Super - Regional Banks - U.S.—14.6%
7,154	Comerica, Inc.	213,261
26,545	Fifth Third Bancorp	385,699
33,290	Huntington Bancshares, Inc.	212,723
47,679	KeyCorp	401,457
15,968	SunTrust Banks, Inc.	434,330
12,030	U.S. Bancorp	399,516
11,808	Wells Fargo & Co.	397,811
		2,444,797
	Total Common Stocks and Other Equity Interests (Cost $14,923,570)	16,708,046
Number of Shares		Value
	Money Market Fund—0.4%
57,676	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $57,676)	$57,676
	Total Investments (Cost $14,981,246)—100.4%	16,765,722
	Liabilities in excess of other assets—(0.4)%	(64,433)
	Net Assets—100.0%	$16,701,289

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Healthcare - Services	31.7
Healthcare - Products	20.9
Pharmaceuticals	17.7
Biotechnology	17.0
Commercial Services	5.6
Software	5.4
Electronics	1.4
Money Market Fund	0.3
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Biotechnology—17.0%
13,621	Amgen, Inc.	$1,178,830
7,798	Biogen Idec, Inc.(a)	1,077,840
15,867	Celgene Corp.(a)	1,163,368
17,166	Charles River Laboratories International, Inc.(a)	640,635
19,813	Gilead Sciences, Inc.(a)	1,330,641
14,817	Illumina, Inc.(a)	703,956
44,187	Momenta Pharmaceuticals, Inc.(a)	560,291
84,712	PDL BioPharma, Inc.	631,104
11,520	United Therapeutics Corp.(a)	526,118
		7,812,783
	Commercial Services—5.6%
9,442	Chemed Corp.	634,975
49,522	ExamWorks Group, Inc.(a)	694,298
21,656	PAREXEL International Corp.(a)	664,623
21,839	Team Health Holdings, Inc.(a)	581,136
		2,575,032
	Electronics—1.4%
8,969	Analogic Corp.	660,657
	Healthcare - Products—20.9%
16,639	Abaxis, Inc.(a)	611,982
18,365	Align Technology, Inc.(a)	488,142
23,734	CareFusion Corp.(a)	630,375
12,488	Cyberonics, Inc.(a)	577,570
18,093	Genomic Health, Inc.(a)	565,406
39,163	Globus Medical, Inc., Class A(a)	672,037
21,793	Hanger, Inc.(a)	552,453
11,234	ICU Medical, Inc.(a)	666,513
6,559	IDEXX Laboratories, Inc.(a)	630,976
28,113	Medtronic, Inc.	1,168,939
29,577	NuVasive, Inc.(a)	426,500
18,353	Patterson Cos., Inc.	612,990
Number of Shares		Value
	Common Stocks (Continued)
16,595	ResMed, Inc.	$662,804
18,209	STERIS Corp.	648,423
13,168	West Pharmaceutical Services, Inc.	709,360
		9,624,470
	Healthcare - Services—31.7%
29,760	Aetna, Inc.	1,300,512
44,282	Amedisys, Inc.(a)	488,873
21,200	AmSurg Corp.(a)	604,624
24,974	Cigna Corp.	1,273,674
23,058	Community Health Systems, Inc.(a)	632,250
21,178	Ensign Group, Inc. (The)	617,551
40,037	HCA Holdings, Inc.	1,137,451
26,817	Health Net, Inc.(a)	577,102
27,226	HealthSouth Corp.(a)	602,511
16,311	Humana, Inc.	1,211,418
15,425	LifePoint Hospitals, Inc.(a)	545,120
12,567	Magellan Health Services, Inc.(a)	630,235
25,721	Molina Healthcare, Inc.(a)	644,825
13,952	National Healthcare Corp.	664,394
60,240	Select Medical Holdings Corp.(a)	637,942
43,358	Sunrise Senior Living, Inc.(a)	623,922
30,503	Triple-S Management Corp., Class B(a)	550,274
21,051	UnitedHealth Group, Inc.	1,178,856
68,893	Universal American Corp.(a)	622,793
		14,544,327
	Pharmaceuticals—17.7%
17,441	Abbott Laboratories	1,142,734
25,452	Eli Lilly & Co.	1,237,731
26,341	Impax Laboratories, Inc.(a)	559,746
13,122	McKesson Corp.	1,224,414
26,551	Merck & Co., Inc.	1,211,522
19,256	Omnicare, Inc.	664,910
47,907	Pfizer, Inc.	1,191,447

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
14,353	Questcor Pharmaceuticals, Inc.	$365,714
45,777	Warner Chilcott PLC, Class A (Ireland)	530,098
		8,128,316
	Software—5.4%
15,628	Cerner Corp.(a)	1,190,697
36,525	MedAssets, Inc.(a)	647,588
43,418	Omnicell, Inc.(a)	633,035
		2,471,320
	Total Common Stocks (Cost $44,488,104)	45,816,905
	Money Market Fund—0.3%
117,185	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $117,185)	117,185
	Total Investments (Cost $44,605,289)—100.0%	45,934,090
	Liabilities in excess of other assets—(0.0)%	(463)
	Net Assets—100.0%	$45,933,627

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Industrials Sector Portfolio (PRN)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Airlines	16.0
Commercial Services	14.3
Aerospace/Defense	13.8
Miscellaneous Manufacturing	11.8
Transportation	7.5
Electrical Components & Equipment	6.4
Building Materials	4.5
Engineering & Construction	4.3
Electronics	2.3
Metal Fabricate/Hardware	1.8
Trucking & Leasing	1.6
Auto Manufacturers	1.5
Distribution/Wholesale	1.5
Textiles	1.4
Food	1.4
Oil & Gas Services	1.4
Home Furnishings	1.4
Shipbuilding	1.4
Household Products/Wares	1.3
Computers	1.3
Environmental Control	1.3
Machinery - Diversified	1.3
Machinery - Construction & Mining	0.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—13.8%
7,244	Alliant Techsystems, Inc.	$415,009
9,932	General Dynamics Corp.	676,170
9,263	L-3 Communications Holdings, Inc.	683,609
7,139	Lockheed Martin Corp.	668,710
9,727	Northrop Grumman Corp.	668,148
11,512	Raytheon Co.	651,119
		3,762,765
	Airlines—16.0%
10,578	Alaska Air Group, Inc.(a)	404,503
5,358	Allegiant Travel Co.(a)	389,741
75,219	Delta Air Lines, Inc.(a)	724,359
72,428	JetBlue Airways Corp.(a)	383,144
40,467	SkyWest, Inc.	443,113
72,779	Southwest Airlines Co.	641,911
18,153	Spirit Airlines, Inc.(a)	318,585
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,265	United Continental Holdings, Inc.(a)	$677,441
33,292	US Airways Group, Inc.(a)	405,496
		4,388,293
	Auto Manufacturers—1.5%
14,005	Oshkosh Corp.(a)	419,870
	Building Materials—4.5%
22,462	Apogee Enterprises, Inc.	457,551
7,470	Lennox International, Inc.	373,874
6,895	Nortek, Inc.(a)	410,321
		1,241,746
	Commercial Services—14.3%
7,622	Corporate Executive Board Co. (The)	342,685
12,510	Deluxe Corp.	394,190
14,212	Equifax, Inc.	711,169
28,760	Kelly Services, Inc., Class A	382,220
24,818	Korn/Ferry International(a)	332,313

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,392	Macquarie Infrastructure Co. LLC	$349,863
19,372	Quad/Graphics, Inc.	355,089
32,322	R.R. Donnelley & Sons Co.	323,866
31,744	Resources Connection, Inc.	391,721
30,230	RPX Corp.(a)	318,322
		3,901,438
	Computers—1.3%
26,308	Sykes Enterprises, Inc.(a)	358,315
	Distribution/Wholesale—1.5%
12,612	Beacon Roofing Supply, Inc.(a)	407,872
	Electrical Components & Equipment—6.4%
18,964	AMETEK, Inc.	674,170
10,398	Belden, Inc.	372,248
12,532	Encore Wire Corp.	386,738
9,527	EnerSys(a)	328,491
		1,761,647
	Electronics—2.3%
23,500	Tyco International Ltd. (Switzerland)	631,445
	Engineering & Construction—4.3%
18,303	AECOM Technology Corp.(a)	392,965
12,845	EMCOR Group, Inc.	413,095
13,101	KBR, Inc.	364,994
		1,171,054
	Environmental Control—1.3%
13,681	Tetra Tech, Inc.(a)	354,885
	Food—1.4%
170	Seaboard Corp.(a)	387,826
	Home Furnishings—1.4%
31,602	Kimball International, Inc., Class B	377,328
	Household Products/Wares—1.3%
11,364	Avery Dennison Corp.	367,966
	Machinery - Construction & Mining—0.5%
3,292	Hyster-Yale Materials Handling, Inc., Class B(a)	135,367
	Machinery - Diversified—1.3%
6,813	NACCO Industries, Inc., Class A	345,010
	Metal Fabricate/Hardware—1.8%
92,662	Mueller Water Products, Inc., Class A	482,769
	Miscellaneous Manufacturing—11.8%
6,487	A.O. Smith Corp.	394,215
14,943	Ceradyne, Inc.	522,407
8,895	Cooper Industries PLC (Ireland)	666,591
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,915	Ingersoll-Rand PLC (Ireland)	$654,423
7,950	Standex International Corp.	367,608
24,350	Textron, Inc.	613,864
		3,219,108
	Oil & Gas Services—1.4%
15,525	Thermon Group Holdings, Inc.(a)	385,641
	Shipbuilding—1.4%
8,857	Huntington Ingalls Industries, Inc.(a)	375,360
	Textiles—1.4%
5,588	UniFirst Corp.	388,757
	Transportation—7.5%
21,496	Celadon Group, Inc.	367,581
11,709	Con-way, Inc.	340,849
7,425	FedEx Corp.	683,026
5,358	Union Pacific Corp.	659,195
		2,050,651
	Trucking & Leasing—1.6%
3,814	AMERCO(a)	440,670
	Total Common Stocks and Other Equity Interests (Cost $25,374,258)	27,355,783
	Money Market Fund—0.2%
44,352	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $44,352)	44,352
	Total Investments (Cost $25,418,610)—100.2%	27,400,135
	Liabilities in excess of other assets—(0.2)%	(59,109)
	Net Assets—100.0%	$27,341,026

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Technology Sector Portfolio (PTF)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Computers	24.2
Software	18.8
Commercial Services	13.9
Electronics	12.3
Internet	10.1
Semiconductors	9.4
Telecommunications	4.7
Diversified Financial Services	4.3
Electrical Components & Equipment	2.3
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—13.9%
5,415	Alliance Data Systems Corp.(a)	$774,616
26,212	Convergys Corp.	440,624
16,526	CoreLogic, Inc.(a)	393,319
8,231	Gartner, Inc.(a)	382,001
22,277	Genpact Ltd.	392,298
13,382	Heartland Payment Systems, Inc.	349,002
14,483	Lender Processing Services, Inc.	349,185
7,475	MAXIMUS, Inc.	412,470
17,539	Total System Services, Inc.	394,452
		3,887,967
	Computers—24.2%
1,120	Apple, Inc.	666,512
70,094	Brocade Communications Systems, Inc.(a)	371,498
12,622	Computer Sciences Corp.	384,340
44,155	Hewlett-Packard Co.	611,547
22,636	Insight Enterprises, Inc.(a)	366,024
3,825	International Business Machines Corp.	744,077
24,595	Mentor Graphics Corp.(a)	381,715
17,118	NetScout Systems, Inc.(a)	423,328
23,285	Seagate Technology PLC (Ireland)	636,146
6,287	Stratasys, Inc.(a)	419,154
12,308	Synopsys, Inc.(a)	396,318
6,973	Syntel, Inc.	415,661
19,240	Unisys Corp.(a)	328,042
17,823	Western Digital Corp.	610,081
		6,754,443
	Diversified Financial Services—4.3%
15,776	Ellie Mae, Inc.(a)	394,400
5,812	Visa, Inc., Class A	806,473
		1,200,873
Number of Shares		Value
	Common Stocks (Continued)
	Electrical Components & Equipment—2.3%
31,836	Advanced Energy Industries, Inc.(a)	$375,983
66,213	Power-One, Inc.(a)	266,838
		642,821
	Electronics—12.3%
12,245	Amphenol Corp., Class A	736,292
25,330	Benchmark Electronics, Inc.(a)	375,391
7,569	FEI Co.	416,673
60,408	Flextronics International Ltd. (Singapore)(a)	348,554
9,376	Itron, Inc.(a)	384,979
13,602	Plexus Corp.(a)	366,030
47,054	Sanmina-SCI Corp.(a)	418,310
8,369	Tech Data Corp.(a)	370,830
		3,417,059
	Internet—10.1%
12,074	AOL, Inc.(a)	414,501
15,701	eBay, Inc.(a)	758,201
3,771	Equinix, Inc.(a)	680,326
7,842	IAC/InterActiveCorp.	379,161
15,632	Verisign, Inc.(a)	579,478
		2,811,667
	Semiconductors—9.4%
9,756	Cirrus Logic, Inc.(a)	397,655
20,338	First Solar, Inc.(a)	494,417
30,018	Intel Corp.	649,139
35,882	Kulicke & Soffa Industries, Inc.(a)	368,149
30,092	MagnaChip Semiconductor Corp.(a)	338,535
11,853	Veeco Instruments, Inc.(a)	363,887
		2,611,782

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Technology Sector Portfolio (PTF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Software—18.8%
23,830	Acxiom Corp.(a)	$434,898
19,870	Akamai Technologies, Inc.(a)	754,861
28,634	CA, Inc.	644,838
5,615	Concur Technologies, Inc.(a)	371,881
19,168	CSG Systems International, Inc.(a)	395,052
10,452	Fiserv, Inc.(a)	783,273
24,184	Microsoft Corp.	690,090
7,408	SolarWinds, Inc.(a)	374,771
11,774	SYNNEX Corp.(a)	381,360
4,099	Ultimate Software Group, Inc. (The)(a)	415,475
		5,246,499
	Telecommunications—4.7%
29,827	Arris Group, Inc.(a)	409,823
15,052	EchoStar Corp., Class A(a)	478,052
5,537	Loral Space & Communications, Inc.	435,540
		1,323,415
	Total Common Stocks (Cost $27,087,372)	27,896,526
	Money Market Fund—0.3%
71,245	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $71,245)	71,245
	Total Investments (Cost $27,158,617)—100.3%	27,967,771
	Liabilities in excess of other assets—(0.3)%	(81,656)
	Net Assets—100.0%	$27,886,115

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Utilities Portfolio (PUI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Electric - Integrated	48.5
Telephone - Integrated	13.8
Cellular Telecommunications	8.4
Cable/Satellite TV	5.4
Telecommunication Services	5.2
Wireless Equipment	4.0
Water	4.0
Gas - Distribution	3.9
Internet Connectivity Services	1.5
Telecommunication Equipment	1.5
Satellite Telecommunications	1.3
Data Processing/Management	1.3
Electric - Generation	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—5.4%
29,391	Comcast Corp., Class A	$1,102,457
30,805	DISH Network Corp., Class A	1,097,582
		2,200,039
	Cellular Telecommunications—8.4%
98,268	Leap Wireless International, Inc.(a)	524,751
55,245	MetroPCS Communications, Inc.(a)	564,051
86,142	NII Holdings, Inc.(a)	686,552
203,190	Sprint Nextel Corp.(a)	1,125,673
14,164	United States Cellular Corp.(a)	523,926
		3,424,953
	Data Processing/Management—1.3%
25,343	CSG Systems International, Inc.(a)	522,319
	Electric - Generation—1.2%
47,193	AES Corp. (The)	493,167
	Electric - Integrated—48.5%
12,194	Alliant Energy Corp.	545,072
16,428	Ameren Corp.	540,153
22,923	American Electric Power Co., Inc.	1,018,698
21,162	Avista Corp.	537,938
13,133	Cleco Corp.	566,689
23,300	CMS Energy Corp.	566,656
16,256	Consolidated Edison, Inc.	981,537
18,778	Dominion Resources, Inc.	991,103
9,204	DTE Energy Co.	571,568
Number of Shares		Value
	Common Stocks (Continued)
15,213	Duke Energy Corp.	$999,342
12,275	Edison International	576,188
16,245	El Paso Electric Co.	552,168
25,463	Empire District Electric Co. (The)	552,802
7,896	Entergy Corp.	573,092
22,551	FirstEnergy Corp.	1,031,032
20,261	Hawaiian Electric Industries, Inc.	524,355
9,956	Integrys Energy Group, Inc.	538,022
10,872	MGE Energy, Inc.	572,302
14,641	NextEra Energy, Inc.	1,025,748
30,646	NV Energy, Inc.	582,580
10,464	Pinnacle West Capital Corp.	554,278
26,132	PNM Resources, Inc.	579,085
20,027	Portland General Electric Co.	548,740
31,127	Public Service Enterprise Group, Inc.	997,309
11,350	SCANA Corp.	557,058
21,740	Southern Co. (The)	1,018,302
13,418	UNS Energy Corp.	572,144
14,160	Wisconsin Energy Corp.	544,735
19,273	Xcel Energy, Inc.	544,462
		19,763,158
	Gas - Distribution—3.9%
22,084	NiSource, Inc.	562,479
14,886	Sempra Energy	1,038,299
		1,600,778
	Internet Connectivity Services—1.5%
27,425	Cogent Communications Group, Inc.	595,397

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Utilities Portfolio (PUI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Satellite Telecommunications—1.3%
72,857	Iridium Communications, Inc.(a)	$538,413
	Telecommunication Equipment—1.5%
90,799	8x8, Inc.(a)	594,733
	Telecommunication Services—5.2%
33,018	Consolidated Communications Holdings, Inc.	509,798
24,943	Level 3 Communications, Inc.(a)	511,332
21,373	tw telecom, inc.(a)	544,370
251,181	Vonage Holdings Corp.(a)	570,181
		2,135,681
	Telephone - Integrated—13.8%
26,896	AT&T, Inc.	930,333
14,266	Atlantic Tele-Network, Inc.	591,183
23,319	CenturyLink, Inc.	894,983
114,612	Cincinnati Bell, Inc.(a)	597,128
116,348	Frontier Communications Corp.	549,162
60,944	General Communication, Inc., Class A(a)	532,651
22,950	Verizon Communications, Inc.	1,024,488
54,461	Windstream Corp.	519,558
		5,639,486
	Water—4.0%
12,334	American States Water Co.	542,943
14,579	American Water Works Co., Inc.	535,632
21,501	Aqua America, Inc.	545,910
		1,624,485
	Wireless Equipment—4.0%
15,529	Crown Castle International Corp.(a)	1,036,561
8,992	SBA Communications Corp., Class A(a)	599,137
		1,635,698
	Total Common Stocks (Cost $38,178,575)	40,768,307
	Money Market Fund—0.1%
45,109	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $45,109)	45,109
	Total Investments (Cost $38,223,684)—100.1%	40,813,416
	Liabilities in excess of other assets—(0.1)%	(23,889)
	Net Assets—100.0%	$40,789,527

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares NASDAQ Internet Portfolio (PNQI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Web Portals/ISP	27.8
E-Commerce/Products	21.5
E-Commerce/Services	18.3
Web Hosting/Design	8.9
Money Market Fund	7.0
Computer Software	4.6
Internet Security	4.0
Internet Content - Entertainment	2.4
E-Marketing/Information	2.1
Enterprise Software/Services	2.0
Computer Services	1.4
Internet Incubators	1.2
Internet Connectivity Services	1.1
Internet Application Software	1.1
Internet Content - Information/News	1.0
Printing - Commercial	0.6
E-Services/Consulting	0.5
Human Resources	0.4
Telecommunication Services	0.4
Networking Products	0.3
Communications Software	0.3
Retail - Pet Food & Supplies	0.1
Liabilities in excess of other assets	(7.0)

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Communications Software—0.3%
18,063	Velti PLC (Jersey Islands)(a)(b)	$131,860
	Computer Services—1.4%
7,147	Carbonite, Inc.(a)(b)	55,246
12,724	j2 Global, Inc.	382,229
15,523	LivePerson, Inc.(a)	243,556
		681,031
	Computer Software—4.6%
49,396	Akamai Technologies, Inc.(a)	1,876,554
13,989	Cornerstone OnDemand, Inc.(a)	391,552
		2,268,106
	E-Commerce/Products—21.5%
16,051	Amazon.com, Inc.(a)	3,736,994
3,464	Blue Nile, Inc.(a)(b)	130,835
83,936	eBay, Inc.(a)	4,053,270
12,295	MercadoLibre, Inc. (Argentina)	1,032,411
15,490	Netflix, Inc.(a)(b)	1,225,104
7,966	Nutrisystem, Inc.	76,713
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,039	Shutterfly, Inc.(a)	$303,780
4,579	Stamps.com, Inc.(a)	126,014
		10,685,121
	E-Commerce/Services—18.3%
11,994	Ancestry.com, Inc.(a)	379,011
16,112	Angie's List, Inc.(a)(b)	184,321
34,251	Expedia, Inc.	2,025,947
181,659	Groupon, Inc.(a)(b)	748,435
22,776	IAC/InterActiveCorp.	1,101,220
10,966	Move, Inc.(a)	90,908
6,304	OpenTable, Inc.(a)(b)	296,099
29,294	Orbitz Worldwide, Inc.(a)	72,356
6,590	Priceline.com, Inc.(a)	3,781,144
25,281	United Online, Inc.	135,506
6,984	Zillow, Inc., Class A(a)(b)	260,922
		9,075,869
	E-Marketing/Information—2.1%
9,827	comScore, Inc.(a)	139,249
8,506	Constant Contact, Inc.(a)	104,964

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,646	Liquidity Services, Inc.(a)	$356,475
11,927	QuinStreet, Inc.(a)	72,993
20,945	ValueClick, Inc.(a)	349,153
		1,022,834
	Enterprise Software/Services—2.0%
9,935	Digital River, Inc.(a)	142,468
16,262	Open Text Corp. (Canada)(a)(b)	876,359
		1,018,827
	E-Services/Consulting—0.5%
4,944	Keynote Systems, Inc.	70,650
9,203	Perficient, Inc.(a)	104,638
8,308	Saba Software, Inc.(a)	83,745
		259,033
	Human Resources—0.4%
32,990	Monster Worldwide, Inc.(a)	205,198
	Internet Application Software—1.1%
11,896	DealerTrack Holdings, Inc.(a)	325,118
15,926	KIT Digital, Inc.(a)(b)	44,274
9,743	RealNetworks, Inc.(a)	73,755
5,774	Vocus, Inc.(a)	102,488
		545,635
	Internet Connectivity Services—1.1%
9,918	21Vianet Group, Inc. ADR (Cayman Islands)(a)	109,891
9,771	Boingo Wireless, Inc.(a)	71,524
13,149	Cogent Communications Group, Inc.	285,465
14,851	Internap Network Services Corp.(a)	101,729
		568,609
	Internet Content - Entertainment—2.4%
27,933	Limelight Networks, Inc.(a)(b)	58,939
20,993	NetEase, Inc. ADR (China)(a)	1,133,622
		1,192,561
	Internet Content - Information/News—1.0%
17,328	Dice Holdings, Inc.(a)	153,006
4,452	Travelzoo, Inc.(a)	79,468
13,981	WebMD Health Corp.(a)	208,457
7,214	XO Group, Inc.(a)	58,073
		499,004
	Internet Incubators—1.2%
23,014	HomeAway, Inc.(a)	591,690
	Internet Security—4.0%
21,103	Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands)(a)(b)	434,089
41,777	Verisign, Inc.(a)	1,548,673
		1,982,762
	Networking Products—0.3%
6,903	LogMeIn, Inc.(a)	170,366
	Printing - Commercial—0.6%
9,531	VistaPrint NV (Netherlands)(a)(b)	290,410
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail - Pet Food & Supplies—0.1%
5,696	PetMed Express, Inc.	$62,086
	Telecommunication Services—0.4%
29,488	EarthLink, Inc.	186,954
	Web Hosting/Design—8.9%
10,078	Equinix, Inc.(a)	1,818,172
17,993	NIC, Inc.	257,300
33,213	Rackspace Hosting, Inc.(a)	2,115,336
13,665	Web.com Group, Inc.(a)	215,633
		4,406,441
	Web Portals/ISP—27.8%
26,167	AOL, Inc.(a)	898,313
35,754	Baidu, Inc. ADR (China)(a)	3,812,091
11,271	Blucora, Inc.(a)	197,806
5,815	Google, Inc., Class A(a)	3,952,863
18,506	SINA Corp. (China)(a)	1,010,983
10,603	Sohu.com, Inc.(a)	402,702
135,978	Yahoo!, Inc.(a)	2,285,790
51,686	Yandex NV, Class A (Netherlands)(a)	1,203,250
		13,763,798
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $48,000,721)—100.0%	49,608,195
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—7.0%
3,462,826	Invesco Liquid Assets Portfolio— Institutional Class (Cost $3,462,826)(c)(d)	3,462,826
	Total Investments (Cost $51,463,547)—107.0%	53,071,021
	Liabilities in excess of other assets—(7.0)%	(3,482,367)
	Net Assets—100.0%	$49,588,654

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or portion of this security was out on loan at October 31, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

This Fund has holdings greater than 10% of net assets in the following countries:

China	12.0%

See Notes to Financial Statements.

25

Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
ASSETS:
Unaffiliated investments, at value(a)	$56,932,589	$29,604,613	$36,731,870	$114,505,589	$16,765,722
Affiliated investments, at value	—	—	—	—	—
Total investments, at value	56,932,589	29,604,613	36,731,870	114,505,589	16,765,722
Receivables:
Dividends	34,067	5,155	34,650	100,798	3,943
Expense waivers	4,851	6,135	5,562	2,796	15,227
Investments sold	—	—	—	86,602	—
Securities lending dividends	—	—	—	—	—
Total Assets	56,971,507	29,615,903	36,772,082	114,695,785	16,784,892
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Collateral upon return of securities loaned	—	—	—	—	—
Accrued advisory fees	24,275	12,734	16,197	50,381	13,997
Accrued expenses	87,014	69,070	82,216	90,845	69,606
Total Liabilities	111,289	81,804	98,413	141,226	83,603
NET ASSETS	$56,860,218	$29,534,099	$36,673,669	$114,554,559	$16,701,289
NET ASSETS CONSIST OF:
Shares of beneficial interest	$71,818,250	$35,288,306	$40,930,100	$131,815,513	$25,740,662
Undistributed net investment income (loss)	(56,261)	(28,240)	53,220	54,380	7,511
Undistributed net realized gain (loss)	(19,106,079)	(7,115,055)	(8,900,393)	(19,568,742)	(10,831,360)
Net unrealized appreciation	4,204,308	1,389,088	4,590,742	2,253,408	1,784,476
Net Assets	$56,860,218	$29,534,099	$36,673,669	$114,554,559	$16,701,289
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,000	1,000,000	1,100,000	2,750,000	800,000
Net asset value	$37.91	$29.53	$33.34	$41.66	$20.88
Share price	$37.91	$29.53	$33.32	$41.56	$20.91
Unaffiliated investments, at cost	$52,728,281	$28,215,525	$32,141,128	$112,252,181	$14,981,246
Affiliated investments, at cost	$—	$—	$—	$—	$—
Total investments, at cost	$52,728,281	$28,215,525	$32,141,128	$112,252,181	$14,981,246
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—

See Notes to Financial Statements.

26

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
ASSETS:
Unaffiliated investments, at value(a)	$45,934,090	$27,400,135	$27,967,771	$40,813,416	$49,608,195
Affiliated investments, at value	—	—	—	—	3,462,826
Total investments, at value	45,934,090	27,400,135	27,967,771	40,813,416	53,071,021
Receivables:
Dividends	118,094	19,466	16	64,183	—
Expense waivers	3,987	7,793	6,299	6,729	—
Investments sold	—	—	—	—	—
Securities lending dividends	—	—	—	—	7,355
Total Assets	46,056,171	27,427,394	27,974,086	40,884,328	53,078,376
LIABILITIES:
Due to custodian	—	—	—	—	767
Payables:
Collateral upon return of securities loaned	—	—	—	—	3,462,826
Accrued advisory fees	19,725	11,517	12,165	17,381	26,129
Accrued expenses	102,819	74,851	75,806	77,420	—
Total Liabilities	122,544	86,368	87,971	94,801	3,489,722
NET ASSETS	$45,933,627	$27,341,026	$27,886,115	$40,789,527	$49,588,654
NET ASSETS CONSIST OF:
Shares of beneficial interest	$92,653,330	$67,423,515	$53,955,101	$54,149,564	$46,728,815
Undistributed net investment income (loss)	266,017	367	104,881	131,640	71,123
Undistributed net realized gain (loss)	(48,314,521)	(42,064,381)	(26,983,021)	(16,081,409)	1,181,242
Net unrealized appreciation	1,328,801	1,981,525	809,154	2,589,732	1,607,474
Net Assets	$45,933,627	$27,341,026	$27,886,115	$40,789,527	$49,588,654
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,400,000	900,000	1,100,000	2,300,000	1,250,000
Net asset value	$32.81	$30.38	$25.35	$17.73	$39.67
Share price	$32.80	$30.32	$25.32	$17.69	$39.64
Unaffiliated investments, at cost	$44,605,289	$25,418,610	$27,158,617	$38,223,684	$48,000,721
Affiliated investments, at cost	$—	$—	$—	$—	$3,462,826
Total investments, at cost	$44,605,289	$25,418,610	$27,158,617	$38,223,684	$51,463,547
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$3,468,753

27

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
INVESTMENT INCOME:
Unaffiliated dividend income	$448,539	$148,361	$429,276	$895,545	$148,403
Affiliated dividend income	—	—	—	—	3,167
Securities lending income	—	—	—	—	—
Foreign withholding tax	—	—	—	(1,026)	—
Total Income	448,539	148,361	429,276	894,519	151,570
EXPENSES:
Advisory fees	136,862	59,394	96,124	299,047	42,905
Accounting & administration fees	34,649	34,649	34,649	34,649	34,649
Sub-licensing	13,686	5,939	9,612	29,905	4,291
Professional fees	14,338	13,427	13,735	15,847	13,512
Custodian & transfer agent fees	4,628	3,532	3,601	9,199	4,378
Trustees fees	2,713	2,375	2,594	3,273	2,333
Other expenses	9,234	4,942	6,582	12,921	4,829
Total Expenses	216,110	124,258	166,897	404,841	106,897
Waivers	(38,190)	(47,046)	(41,936)	(16,079)	(51,120)
Net Expenses	177,920	77,212	124,961	388,762	55,777
Net Investment Income	270,619	71,149	304,315	505,757	95,793
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,712,435)	(908,079)	(1,188,421)	(5,765,645)	(701,585)
In-kind redemptions	2,811,267	2,281,322	2,834,821	6,205,633	1,141,057
Net realized gain (loss)	(901,168)	1,373,243	1,646,400	439,988	439,472
Change in net unrealized appreciation (depreciation) on investment securities	(771,288)	(1,485,101)	(785,125)	2,192,844	204,483
Net realized and unrealized gain (loss)	(1,672,456)	(111,858)	861,275	2,632,832	643,955
Net increase (decrease) in net assets resulting from operations	$(1,401,837)	$(40,709)	$1,165,590	$3,138,589	$739,748
See Notes to Financial Statements.

28

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
INVESTMENT INCOME:
Unaffiliated dividend income	$393,139	$306,290	$210,256	$662,070	$38,481
Affiliated dividend income	—	—	—	—	—
Securities lending income	—	—	—	—	147,574
Foreign withholding tax	—	—	—	—	—
Total Income	393,139	306,290	210,256	662,070	186,055
EXPENSES:
Advisory fees	99,828	71,193	74,257	105,277	156,167
Accounting & administration fees	34,649	34,649	34,649	34,649	—
Sub-licensing	9,983	7,117	7,426	6,317	—
Professional fees	13,859	15,402	13,607	14,970	—
Custodian & transfer agent fees	3,936	3,870	3,182	7,595	—
Trustees fees	2,792	2,392	2,427	2,648	—
Other expenses	8,675	8,224	6,444	7,009	—
Total Expenses	173,722	142,847	141,992	178,465	156,167
Waivers	(43,945)	(50,304)	(45,458)	(45,816)	—
Net Expenses	129,777	92,543	96,534	132,649	156,167
Net Investment Income	263,362	213,747	113,722	529,421	29,888
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(867,612)	(1,975,431)	(1,942,452)	(840,429)	(51,380)
In-kind redemptions	3,488,970	1,645,715	3,204,558	1,419,739	4,008,958
Net realized gain (loss)	2,621,358	(329,716)	1,262,106	579,310	3,957,578
Change in net unrealized appreciation (depreciation) on investment securities	(2,285,644)	674,358	(3,501,147)	1,928,886	(6,374,955)
Net realized and unrealized gain (loss)	335,714	344,642	(2,239,041)	2,508,196	(2,417,377)
Net increase (decrease) in net assets resulting from operations	$599,076	$558,389	$(2,125,319)	$3,037,617	$(2,387,489)

29

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)		PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)		PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$270,619	$920,943	$71,149	$136,194	$304,315	$597,570
Net realized gain (loss)	(901,168)	3,640,133	1,373,243	1,490,233	1,646,400	4,006,854
Net change in unrealized appreciation (depreciation)	(771,288)	(15,660,916)	(1,485,101)	165,387	(785,125)	(2,648,395)
Net increase (decrease) in net assets resulting from operations	(1,401,837)	(11,099,840)	(40,709)	1,791,814	1,165,590	1,956,029
Undistributed net investment income (loss) included in the price of units issued and redeemed	(87,545)	(169,953)	(44,002)	11,525	(23,467)	(24,783)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(368,750)	(838,951)	(71,311)	(149,036)	(358,147)	(566,981)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,519,095	59,009,722	24,820,174	21,226,795	9,859,344	26,308,085
Value of shares repurchased	(22,811,821)	(77,738,600)	(14,610,909)	(24,089,490)	(13,124,346)	(29,337,675)
Net income (loss) equalization	87,545	169,953	44,002	(11,525)	23,467	24,783
Net increase (decrease) in net assets resulting from shares transactions	(8,205,181)	(18,558,925)	10,253,267	(2,874,220)	(3,241,535)	(3,004,807)
Increase (Decrease) in Net Assets	(10,063,313)	(30,667,669)	10,097,245	(1,219,917)	(2,457,559)	(1,640,542)
NET ASSETS:
Beginning of period	66,923,531	97,591,200	19,436,854	20,656,771	39,131,228	40,771,770
End of period	$56,860,218	$66,923,531	$29,534,099	$19,436,854	$36,673,669	$39,131,228
Undistributed net investment income (loss) at end of period	$(56,261)	$129,415	$(28,240)	$15,924	$53,220	$130,519
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	1,550,000	850,000	800,000	300,000	850,000
Shares repurchased	(650,000)	(2,200,000)	(500,000)	(900,000)	(400,000)	(950,000)
Shares outstanding, beginning of period	1,750,000	2,400,000	650,000	750,000	1,200,000	1,300,000
Shares outstanding, end of period	1,500,000	1,750,000	1,000,000	650,000	1,100,000	1,200,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Sector Portfolio (PXI)		PowerShares Dynamic Financial Sector Portfolio (PFI)		PowerShares Dynamic Healthcare Sector Portfolio (PTH)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$505,757	$808,854	$95,793	$249,006	$263,362	$27,799
Net realized gain (loss)	439,988	8,221,853	439,472	741,171	2,621,358	2,722,485
Net change in unrealized appreciation (depreciation)	2,192,844	(31,262,881)	204,483	(1,452,237)	(2,285,644)	(8,466,595)
Net increase (decrease) in net assets resulting from operations	3,138,589	(22,232,174)	739,748	(462,060)	599,076	(5,716,311)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(123,875)	(89,274)	(5,338)	(4,825)	10,211	5,884
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(441,567)	(960,095)	(116,017)	(214,150)	(29,026)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,988,513	143,577,871	8,794,791	19,751,147	30,594,281	80,866,281
Value of shares repurchased	(65,692,843)	(170,726,580)	(10,788,337)	(23,496,307)	(22,364,541)	(100,838,066)
Net income (loss) equalization	123,875	89,274	5,338	4,825	(10,211)	(5,884)
Net increase (decrease) in net assets resulting from shares transactions	(29,580,455)	(27,059,435)	(1,988,208)	(3,740,335)	8,219,529	(19,977,669)
Increase (Decrease) in Net Assets	(27,007,308)	(50,340,978)	(1,369,815)	(4,421,370)	8,799,790	(25,688,096)
NET ASSETS:
Beginning of period	141,561,867	191,902,845	18,071,104	22,492,474	37,133,837	62,821,933
End of period	$114,554,559	$141,561,867	$16,701,289	$18,071,104	$45,933,627	$37,133,837
Undistributed net investment income (loss) at end of period	$54,380	$114,065	$7,511	$33,073	$266,017	$21,470
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	3,550,000	450,000	1,050,000	950,000	2,600,000
Shares repurchased	(1,650,000)	(4,350,000)	(550,000)	(1,250,000)	(700,000)	(3,450,000)
Shares outstanding, beginning of period	3,500,000	4,300,000	900,000	1,100,000	1,150,000	2,000,000
Shares outstanding, end of period	2,750,000	3,500,000	800,000	900,000	1,400,000	1,150,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio (PRN)		PowerShares Dynamic Technology Sector Portfolio (PTF)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$213,747	$429,055	$113,722	$10,124
Net realized gain (loss)	(329,716)	(4,850,198)	1,262,106	(1,839,408)
Net change in unrealized appreciation (depreciation)	674,358	(8,925,666)	(3,501,147)	(604,634)
Net increase (decrease) in net assets resulting from operations	558,389	(13,346,809)	(2,125,319)	(2,433,918)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(376)	23,686	(2,861)	66,735
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(317,694)	(355,923)	(11,330)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,071,499	68,247,178	11,905,317	34,288,268
Value of shares repurchased	(12,988,483)	(138,155,848)	(13,269,354)	(50,260,948)
Net income (loss) equalization	376	(23,686)	2,861	(66,735)
Net increase (decrease) in net assets resulting from shares transactions	(2,916,608)	(69,932,356)	(1,361,176)	(16,039,415)
Increase (Decrease) in Net Assets	(2,676,289)	(83,611,402)	(3,500,686)	(18,406,598)
NET ASSETS:
Beginning of period	30,017,315	113,628,717	31,386,801	49,793,399
End of period	$27,341,026	$30,017,315	$27,886,115	$31,386,801
Undistributed net investment income (loss) at end of period	$367	$104,690	$104,881	$5,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	2,300,000	450,000	1,350,000
Shares repurchased	(450,000)	(4,800,000)	(500,000)	(2,000,000)
Shares outstanding, beginning of period	1,000,000	3,500,000	1,150,000	1,800,000
Shares outstanding, end of period	900,000	1,000,000	1,100,000	1,150,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Utilities Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$529,421	$1,342,100	$29,888	$(113,519)
Net realized gain (loss)	579,310	(5,616,112)	3,957,578	3,127,644
Net change in unrealized appreciation (depreciation)	1,928,886	(4,451,910)	(6,374,955)	(2,982,302)
Net increase (decrease) in net assets resulting from operations	3,037,617	(8,725,922)	(2,387,489)	31,823
Undistributed net investment income (loss) included in the price of units issued and redeemed	31,483	(132,362)	50,949	(55,608)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(564,949)	(1,320,323)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,052,785	132,535,190	4,011,719	32,552,217
Value of shares repurchased	(15,129,404)	(126,184,308)	(15,713,747)	(14,413,130)
Net income (loss) equalization	(31,483)	132,362	(50,949)	55,608
Net increase (decrease) in net assets resulting from shares transactions	(5,108,102)	6,483,244	(11,752,977)	18,194,695
Increase (Decrease) in Net Assets	(2,603,951)	(3,695,363)	(14,089,517)	18,170,910
NET ASSETS:
Beginning of period	43,393,478	47,088,841	63,678,171	45,507,261
End of period	$40,789,527	$43,393,478	$49,588,654	$63,678,171
Undistributed net investment income (loss) at end of period	$131,640	$135,685	$71,123	$(9,714)
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	7,650,000	100,000	850,000
Shares repurchased	(900,000)	(7,800,000)	(400,000)	(400,000)
Shares outstanding, beginning of period	2,600,000	2,750,000	1,550,000	1,100,000
Shares outstanding, end of period	2,300,000	2,600,000	1,250,000	1,550,000

33

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$38.24		$40.66	$31.30		$20.14	$36.29	$31.65
Net investment income(a)	0.12		0.47	0.86	(b)	0.28	0.42	0.33
Net realized and unrealized gain (loss) on investments	(0.20)		(2.46)	9.34		11.20	(16.15)	4.55
Total from investment operations	(0.08)		(1.99)	10.20		11.48	(15.73)	4.88
Distributions to shareholders from:
Net investment income	(0.25)		(0.43)	(0.84)		(0.32)	(0.42)	(0.24)
Net asset value at end of period	$37.91		$38.24	$40.66		$31.30	$20.14	$36.29
Share price at end of period(c)	$37.91		$38.20	$40.67		$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN(d)	(0.16)%		(4.76)%	33.12%		57.46%	(43.63)%	15.47%
SHARE PRICE TOTAL RETURN(d)	(0.05)%		(4.88)%	32.98%		57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,860		$66,924	$97,591		$48,517	$18,129	$43,550
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%		0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.79	%(e)	0.76%	0.79%		0.91%	0.97%	0.96%
Net investment income, after Waivers	0.99	%(e)	1.33%	2.56	%(b)	1.05%	1.57%	0.95%
Portfolio turnover rate(f)	29%		78%	28%		46%	47%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.04)		$(0.09)	$0.25		$0.04	$(0.01)	$0.03

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.90		$27.54	$23.72	$17.07	$22.45	$28.59
Net investment income(a)	0.10		0.18	0.20	0.06	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.38)		2.37	3.79	6.65	(5.35)	(6.11)
Total from investment operations	(0.28)		2.55	3.99	6.71	(5.22)	(6.01)
Distributions to shareholders from:
Net investment income	(0.09)		(0.19)	(0.17)	(0.06)	(0.15)	(0.11)
Return of capital	—		—	—	—	(0.01)	(0.02)
Total distributions	(0.09)		(0.19)	(0.17)	(0.06)	(0.16)	(0.13)
Net asset value at end of period	$29.53		$29.90	$27.54	$23.72	$17.07	$22.45
Share price at end of period(c)	$29.53		$29.89	$27.53	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN(d)	(0.93)%		9.41%	16.91%	39.37%	(23.19)%	(21.10)%
SHARE PRICE TOTAL RETURN(d)	(0.89)%		9.41%	16.77%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,534		$19,437	$20,657	$21,345	$13,658	$11,227
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%	0.64%	0.70%
Expenses, prior to Waivers	1.05	%(e)	1.19%	1.24%	1.32%	1.68%	1.31%
Net investment income, after Waivers	0.60	%(e)	0.69%	0.86%	0.31%	0.81%	0.36%
Portfolio turnover rate(f)	40%		88%	68%	86%	157%	95%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.06)		$0.02	$0.02	$(0.02)	$(0.09)	$0.02

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.61		$31.36	$26.74	$20.81	$26.75	$28.16
Net investment income(a)	0.24		0.48	0.52	0.36	0.45	0.34
Net realized and unrealized gain (loss) on investments	0.79		1.22	4.61	5.99	(6.04)	(1.43)
Total from investment operations	1.03		1.70	5.13	6.35	(5.59)	(1.09)
Distributions to shareholders from:
Net investment income	(0.30)		(0.45)	(0.51)	(0.42)	(0.35)	(0.32)
Net asset value at end of period	$33.34		$32.61	$31.36	$26.74	$20.81	$26.75
Share price at end of period(b)	$33.32		$32.60	$31.37	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN(c)	3.18%		5.53%	19.46%	30.87%	(21.02)%	(3.94)%
SHARE PRICE TOTAL RETURN(c)	3.16%		5.47%	19.50%	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,674		$39,131	$40,772	$38,772	$37,453	$24,072
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.69%
Expenses, prior to Waivers	0.87	%(d)	0.89%	0.94%	0.87%	0.94%	1.18%
Net investment income, after Waivers	1.58	%(d)	1.54%	1.91%	1.50%	2.07%	1.22%
Portfolio turnover rate(e)	25%		35%	54%	67%	48%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.02)		$(0.02)	$(0.03)	$(0.06)	$0.15	$0.22

PowerShares Dynamic Energy Sector Portfolio (PXI)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$40.45		$44.63	$29.75	$19.91	$38.80	$31.90
Net investment income(a)	0.13		0.21	0.32	0.20	0.18	0.14
Net realized and unrealized gain (loss) on investments	1.23		(4.15)	14.77	9.87	(18.93)	6.84
Total from investment operations	1.36		(3.94)	15.09	10.07	(18.75)	6.98
Distributions to shareholders from:
Net investment income	(0.15)		(0.24)	(0.21)	(0.23)	(0.14)	(0.08)
Net asset value at end of period	$41.66		$40.45	$44.63	$29.75	$19.91	$38.80
Share price at end of period(b)	$41.56		$40.47	$44.65	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN(c)	3.40%		(8.79)%	51.01%	50.81%	(48.52)%	21.93%
SHARE PRICE TOTAL RETURN(c)	3.10%		(8.78)%	51.07%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$114,555		$141,562	$191,903	$38,671	$25,878	$42,675
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.68	%(d)	0.66%	0.74%	0.93%	0.98%	0.96%
Net investment income, after Waivers	0.85	%(d)	0.54%	0.90%	0.79%	0.65%	0.41%
Portfolio turnover rate(e)	41%		107%	35%	63%	67%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.03)		$(0.02)	$0.11	$0.00 (g)	$0.03	$0.02

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.08		$20.45	$18.46	$14.63	$22.94	$26.51
Net investment income(a)	0.09		0.25	0.27	0.21	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.85		(0.42)	2.04	3.84	(8.33)	(3.59)
Total from investment operations	0.94		(0.17)	2.31	4.05	(8.09)	(3.34)
Distributions to shareholders from:
Net investment income	(0.14)		(0.20)	(0.32)	(0.22)	(0.22)	(0.23)
Net asset value at end of period	$20.88		$20.08	$20.45	$18.46	$14.63	$22.94
Share price at end of period(b)	$20.91		$20.07	$20.44	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN(c)	4.70%		(0.66)%	12.76%	27.90%	(35.53)%	(12.69)%
SHARE PRICE TOTAL RETURN(c)	4.90%		(0.66)%	12.77%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,701		$18,071	$22,492	$17,539	$14,630	$22,943
Ratio to average net assets of:
Expenses, after Waivers(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.72%
Expenses, prior to Waivers	1.25	%(e)	1.21%	1.30%	1.25%	1.13%	1.42%
Net investment income, after Waivers	1.12	%(e)	1.33%	1.50%	1.26%	1.27%	1.07%
Portfolio turnover rate(f)	41%		102%	59%	97%	66%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.01)		$(0.01)	$0.00 (h)	$0.00 (h)	$0.00 (h)	$0.05

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.29		$31.41	$25.68	$17.89	$25.87	$28.59
Net investment income (loss)(a)	0.11		0.02	(0.05)	0.03	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	0.44		0.86	5.78	7.84	(8.00)	(2.67)
Total from investment operations	0.55		0.88	5.73	7.87	(7.98)	(2.72)
Distributions to shareholders from:
Net investment income	(0.03)		—	—	(0.05)	—	—
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.03)		—	—	(0.08)	—	—
Net asset value at end of period	$32.81		$32.29	$31.41	$25.68	$17.89	$25.87
Share price at end of period(b)	$32.80		$32.30	$31.44	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN(c)	1.69%		2.80%	22.31%	44.09%	(30.85)%	(9.51)%
SHARE PRICE TOTAL RETURN(c)	1.63%		2.74%	22.48%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,934		$37,134	$62,822	$97,598	$71,576	$119,019
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.87	%(e)	0.82%	0.84%	0.72%	0.71%	0.72%
Net investment income (loss), after Waivers	1.32	%(e)	0.05%	(0.21)%	0.13%	0.10%	(0.17)%
Portfolio turnover rate(f)	29%		99%	63%	79%	96%	75%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.00	(h)	$0.00 (h)	$0.06	$0.00 (h)	$0.01	$(0.04)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.02		$32.47	$25.21	$18.85	$30.33	$29.34
Net investment income(a)	0.08		0.22	0.17	0.20	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.61		(2.48)	7.29	6.48	(11.55)	1.00
Total from investment operations	0.69		(2.26)	7.46	6.68	(11.33)	1.14
Distributions to shareholders from:
Net investment income	(0.33)		(0.19)	(0.20)	(0.32)	(0.15)	(0.15)
Net asset value at end of period	$30.38		$30.02	$32.47	$25.21	$18.85	$30.33
Share price at end of period(b)	$30.32		$30.00	$32.48	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN(c)	2.34%		(6.91)%	29.83%	35.73%	(37.41)%	3.90%
SHARE PRICE TOTAL RETURN(c)	2.20%		(7.00)%	29.92%	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,341		$30,017	$113,629	$32,779	$60,324	$36,397
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	1.00	%(d)	0.80%	0.88%	0.82%	0.81%	0.90%
Net investment income, after Waivers	1.50	%(d)	0.77%	0.62%	0.93%	1.05%	0.45%
Portfolio turnover rate(e)	63%		129%	48%	121%	81%	84%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$0.01	$(0.01)	$(0.06)	$0.03	$0.00 (g)

PowerShares Dynamic Technology Sector Portfolio (PTF)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.29		$27.66	$23.60	$17.29	$24.83	$27.76
Net investment income (loss)(a)	0.08		0.01	(0.02)	(0.05)	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.01)		(0.38)	4.09	6.36	(7.53)	(2.84)
Total from investment operations	(1.93)		(0.37)	4.07	6.31	(7.54)	(2.93)
Distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—	—
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.01)		—	(0.01)	—	—	—
Net asset value at end of period	$25.35		$27.29	$27.66	$23.60	$17.29	$24.83
Share price at end of period(b)	$25.32		$27.28	$27.65	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN(c)	(7.07)%		(1.34)%	17.26%	36.50%	(30.37)%	(10.55)%
SHARE PRICE TOTAL RETURN(c)	(7.15)%		(1.34)%	17.27%	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,886		$31,387	$49,793	$38,942	$25,932	$37,246
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.96	%(d)	0.94%	0.91%	0.90%	0.89%	0.94%
Net investment income (loss), after Waivers	0.77	%(d)	0.03%	(0.07)%	(0.24)%	(0.04)%	(0.36)%
Portfolio turnover rate(e)	43%		108%	67%	71%	90%	77%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$0.05	$(0.01)	$(0.01)	$(0.02)	$(0.05)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Utilities Portfolio (PUI)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.69		$17.12	$14.96	$13.15	$19.01	$20.54
Net investment income(a)	0.14		0.41	0.48	0.52	0.54	0.45
Net realized and unrealized gain (loss) on investments	1.14		(0.38)	2.19	2.04	(5.95)	(1.53)
Total from investment operations	1.28		0.03	2.67	2.56	(5.41)	(1.08)
Distributions to shareholders from:
Net investment income	(0.24)		(0.46)	(0.51)	(0.75)	(0.45)	(0.45)
Net asset value at end of period	$17.73		$16.69	$17.12	$14.96	$13.15	$19.01
Share price at end of period(b)	$17.69		$16.66	$17.13	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN(c)	7.69%		0.26%	18.36%	19.79%	(29.00)%	(5.34)%
SHARE PRICE TOTAL RETURN(c)	7.64%		0.02%	18.42%	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,790		$43,393	$47,089	$38,139	$42,071	$39,929
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.85	%(d)	0.77%	0.89%	0.95%	0.82%	0.86%
Net investment income, after Waivers	2.51	%(d)	2.45%	3.12%	3.71%	3.44%	2.32%
Portfolio turnover rate(e)	26%		71%	68%	81%	68%	64%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$(0.04)	$(0.01)	$(0.17)	$0.00 (g)	$(0.05)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2012		Year Ended April 30			For the Period June 10, 2008 (h) Through
	(Unaudited)		2012	2011	2010	April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$41.08		$41.37	$27.99	$17.89	$24.72
Net investment income (loss)(a)	0.02		(0.08)	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.43)		(0.21)	13.44	10.22	(6.74)
Total from investment operations	(1.41)		(0.29)	13.38	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—		—	—	—	(0.01)
Net asset value at end of period	$39.67		$41.08	$41.37	$27.99	$17.89
Share price at end of period(b)	$39.64		$41.08	$41.40	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN(c)	(3.43)%		(0.70)%	47.80%	56.46%	(27.56	)%(i)
SHARE PRICE TOTAL RETURN(c)	(3.50)%		(0.77)%	47.81%	56.65%	(27.60	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,589		$63,678	$45,507	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net investment income (loss)	0.11	%(d)	(0.22)%	(0.17)%	(0.46)%	(0.51	)%(d)
Portfolio turnover rate(e)	3%		23%	20%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.04		$(0.04)	$(0.10)	$(0.13)	$—

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  Commencement of Investment Operations.

(i)  The net asset value, total return from Fund Inception (June 12, 2008, the first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.
See Notes to Financial Statements.

38

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	"Dynamic Basic Materials Sector Portfolio"
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	"Dynamic Consumer Discretionary Sector Portfolio"
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	"Dynamic Consumer Staples Sector Portfolio"
PowerShares Dynamic Energy Sector Portfolio (PXI)	"Dynamic Energy Sector Portfolio"
PowerShares Dynamic Financial Sector Portfolio (PFI)	"Dynamic Financial Sector Portfolio"
PowerShares Dynamic Healthcare Sector Portfolio (PTH)	"Dynamic Healthcare Sector Portfolio"
PowerShares Dynamic Industrials Sector Portfolio (PRN)	"Dynamic Industrials Sector Portfolio"
PowerShares Dynamic Technology Sector Portfolio (PTF)	"Dynamic Technology Sector Portfolio"
PowerShares Dynamic Utilities Portfolio (PUI)	"Dynamic Utilities Portfolio"
PowerShares NASDAQ Internet Portfolio (PNQI)	"NASDAQ Internet Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc. ("NYSE Arca") except for Shares of The NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index
Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index
Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index
Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Fund	Index
Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index
Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index
Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index
Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index
Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE,

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

H. Securities Lending

The NASDAQ Internet Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets. The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses).

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired funds fees and expenses and extraordinary expenses) of each Fund other than the NASDAQ Internet Portfolio from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), through at least August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the NASDAQ Internet Portfolio.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15	10/31/15
Dynamic Basic Materials Sector Portfolio	$247,815	$41,021	$94,698	$73,906	$38,190
Dynamic Consumer Discretionary Sector Portfolio	319,363	48,687	117,064	106,566	47,046
Dynamic Consumer Staples Sector Portfolio	287,919	44,370	109,908	91,705	41,936
Dynamic Energy Sector Portfolio	152,079	45,467	76,991	13,542	16,079
Dynamic Financial Sector Portfolio	327,022	52,076	119,239	104,587	51,120
Dynamic Healthcare Sector Portfolio	279,102	26,700	112,529	95,928	43,945
Dynamic Industrials Sector Portfolio	293,633	55,431	106,180	81,718	50,304
Dynamic Technology Sector Portfolio	283,557	41,783	102,827	93,489	45,458
Dynamic Utilities Portfolio	279,189	48,603	107,230	77,540	45,816

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca, Inc.
Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca, Inc.
Dynamic Consumer Staples Sector Portfolio	NYSE Arca, Inc.
Dynamic Energy Sector Portfolio	NYSE Arca, Inc.
Dynamic Financial Sector Portfolio	NYSE Arca, Inc.
Dynamic Healthcare Sector Portfolio	NYSE Arca, Inc.
Dynamic Industrials Sector Portfolio	NYSE Arca, Inc.
Dynamic Technology Sector Portfolio	NYSE Arca, Inc.
Dynamic Utilities Portfolio	NYSE Arca, Inc.
NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore is considered to be affiliated with the Dynamic Financial Sector Portfolio. The table below shows transactions in and earnings from investments in Invesco Ltd. for the six-month period ended October 31, 2012.

Dynamic Financial Sector Portfolio

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2012	Dividend Income
Invesco Ltd.	$449,306	$6,143	$(395,487)	$1,984	$61,946	$—	$3,167

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment Securities
	Level 1	Level 2	Level 3	Total
Dynamic Industrials Sector Portfolio
Equity Securities	$27,220,416	$135,367	$—	$27,355,783
Money Market	44,352			44,352
Total	27,264,768	135,367	—	27,400,135

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital-losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$2,860,753	$—	$13,906,475
Dynamic Consumer Discretionary Sector Portfolio	—	1,246,058	1,993,654	—	2,042,056	1,999,127	—	7,280,895
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	1,180,566	880,580	—	8,788,033
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,914,682	1,167,692	6,183,254	—	15,016,180
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	1,979,006	1,795,598	19,475	10,644,884
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	5,955,546	26,279	47,584,802
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	2,746,746	6,589,510	—	38,582,988
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	5,014,248	—	26,376,224
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	1,540,225	1,600,200	13,822,519
NASDAQ Internet Portfolio**	—	—	—	3,360	74,863	—	—	78,223

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**During the year ended April 30, 2012, the NASDAQ Internet Portfolio utilized capital loss carryforwards of $94,498 to offset realized gains.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$16,188,215	$16,959,366
Dynamic Consumer Discretionary Sector Portfolio	9,486,792	9,934,199
Dynamic Consumer Staples Sector Portfolio	9,548,983	9,891,865
Dynamic Energy Sector Portfolio	49,109,427	50,941,311
Dynamic Financial Sector Portfolio	7,180,432	7,063,923
Dynamic Healthcare Sector Portfolio	11,735,880	11,612,093
Dynamic Industrials Sector Portfolio	17,710,566	18,048,660
Dynamic Technology Sector Portfolio	13,424,700	12,642,418
Dynamic Utilities Portfolio	10,799,528	11,068,926
NASDAQ Internet Portfolio	1,327,782	1,484,234

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$17,370,912	$25,002,042
Dynamic Consumer Discretionary Sector Portfolio	27,021,785	16,358,640
Dynamic Consumer Staples Sector Portfolio	11,840,603	14,847,140
Dynamic Energy Sector Portfolio	38,077,721	65,987,166
Dynamic Financial Sector Portfolio	9,877,365	12,003,763
Dynamic Healthcare Sector Portfolio	32,396,976	24,175,952
Dynamic Industrials Sector Portfolio	12,559,642	15,237,527
Dynamic Technology Sector Portfolio	13,693,353	15,723,624
Dynamic Utilities Portfolio	10,674,173	15,533,342
NASDAQ Internet Portfolio	2,922,129	14,535,707

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$52,975,060	$3,957,529	$6,646,298	$(2,688,769)
Dynamic Consumer Discretionary Sector Portfolio	28,216,930	1,387,683	2,362,725	(975,042)
Dynamic Consumer Staples Sector Portfolio	32,157,699	4,574,171	5,216,188	(642,017)

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Energy Sector Portfolio	$112,590,419	$1,915,170	$9,270,962	$(7,355,792)
Dynamic Financial Sector Portfolio	14,984,565	1,781,157	1,932,702	(151,545)
Dynamic Healthcare Sector Portfolio	44,622,375	1,311,715	2,904,467	(1,592,752)
Dynamic Industrials Sector Portfolio	25,420,523	1,979,612	2,514,812	(535,200)
Dynamic Technology Sector Portfolio	27,159,099	808,672	2,396,266	(1,587,594)
Dynamic Utilities Portfolio	38,336,880	2,476,536	4,289,939	(1,813,403)
NASDAQ Internet Portfolio	52,534,250	536,771	7,373,614	(6,836,843)

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation on behalf of the NASDAQ Internet Portfolio. Each Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

49

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-3

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

PowerShares Zacks Micro Cap Portfolio (PZI)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Fundamental Pure and Style Portfolios
Schedules of Investments
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	6
PowerShares Dynamic Large Cap Value Portfolio (PWV)	8
PowerShares Fundamental Pure Large Core Portfolio (PXLC)	10
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	12
PowerShares Fundamental Pure Large Value Portfolio (PXLV)	14
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	16
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	19
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	21
PowerShares Fundamental Pure Small Core Portfolio (PXSC)	24
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	30
PowerShares Fundamental Pure Small Value Portfolio (PXSV)	36
PowerShares Zacks Micro Cap Portfolio (PZI)	45
Statements of Assets and Liabilities	52
Statements of Operations	54
Statements of Changes in Net Assets	56
Financial Highlights	60
Notes to Financial Statements	66

Frequency Distribution of Discount & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	3/3/05	1,931	825	35	3	1	0	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	3/3/05	1,931	1,029	34	11	1	0	2
PXLC	PowerShares Fundamental Pure Large Core Portfolio	12/1/06	1,489	575	16	4	2	1	0
PXLG	PowerShares Fundamental Pure Large Growth Portfolio	6/16/11	347	202	1	0	0	0	0
PXLV	PowerShares Fundamental Pure Large Value Portfolio	6/16/11	347	151	5	0	0	0	1
PXMC	PowerShares Fundamental Pure Mid Core Portfolio	12/1/06	1,489	568	28	1	1	1	1
PXMG	PowerShares Fundamental Pure Mid Growth Portfolio	3/3/05	1,931	688	20	6	0	0	0
PXMV	PowerShares Fundamental Pure Mid Value Portfolio	3/3/05	1,931	687	24	5	1	0	2
PXSC	PowerShares Fundamental Pure Small Core Portfolio	12/1/06	1,489	434	30	5	1	0	0
PXSG	PowerShares Fundamental Pure Small Growth Portfolio	3/3/05	1,931	696	54	6	5	0	3
PXSV	PowerShares Fundamental Pure Small Value Portfolio	3/3/05	1,931	680	50	10	1	2	0
PZI	PowerShares Zacks Micro Cap Portfolio	8/18/05	1,814	566	57	15	0	1	1

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	1,039	23	5	0	0	0
PWV	829	18	7	0	0	0
PXLC	878	10	3	0	0	0
PXLG	141	1	0	0	0	2
PXLV	186	2	1	0	1	0
PXMC	874	14	1	0	0	0
PXMG	1,197	17	2	0	0	1
PXMV	1,187	18	5	1	1	0
PXSC	975	38	4	2	0	0
PXSG	1,093	68	5	1	0	0
PXSV	1,098	80	8	1	1	0
PZI	1,054	112	7	1	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

In pursuing its investment objectives, PowerShares Zacks Micro Cap Portfolio and Fundamental Pure Small Growth Portfolio (the "Portfolios") may invest a portion of their assets in investment companies. The Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invests. The investment companies' expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of such expenses are included in each Portfolio's total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. [In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.]

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB) Actual	$1,000.00	$994.86	0.62%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	0.62%	$3.16

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Value Portfolio (PWV) Actual	$1,000.00	$1,058.59	0.59%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01
PowerShares Fundamental Pure Large Core Portfolio (PXLC) Actual	$1,000.00	$1,023.07	0.39%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Large Growth Portfolio (PXLG) Actual	$1,000.00	$1,026.74	0.39%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Large Value Portfolio (PXLV) Actual	$1,000.00	$1,065.36	0.39%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Mid Core Portfolio (PXMC) Actual	$1,000.00	$993.36	0.39%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) Actual	$1,000.00	$979.44	0.39%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Mid Value Portfolio (PXMV) Actual	$1,000.00	$1,032.88	0.39%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Small Core Portfolio (PXSC) Actual	$1,000.00	$996.00	0.39%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Small Growth Portfolio (PXSG) Actual	$1,000.00	$995.11	0.39%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Fundamental Pure Small Value Portfolio (PXSV) Actual	$1,000.00	$1,028.92	0.39%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares Zacks Micro Cap Portfolio (PZI) Actual	$1,000.00	$1,023.75	0.70%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

5

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Consumer Discretionary	38.6
Information Technology	18.9
Consumer Staples	18.0
Health Care	10.6
Industrials	9.5
Energy	1.5
Telecommunication Services	1.5
Materials	1.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—38.6%
7,527	AutoZone, Inc.(a)	$2,822,625
40,523	Bed Bath & Beyond, Inc.(a)	2,337,367
74,903	CBS Corp., Class B	2,426,857
189,419	Comcast Corp., Class A	7,105,107
52,254	DIRECTV(a)	2,670,702
49,634	Discovery Communications, Inc., Class A(a)	2,929,399
53,299	Dollar General Corp.(a)	2,591,397
75,989	Gap, Inc. (The)	2,714,327
111,915	Home Depot, Inc. (The)	6,869,343
49,249	Liberty Global, Inc., Class A(a)	2,956,417
56,007	Limited Brands, Inc.	2,682,175
70,971	McDonald's Corp.	6,160,283
53,163	McGraw-Hill Cos., Inc. (The)	2,938,851
271,536	News Corp., Class A	6,495,141
39,340	Ross Stores, Inc.	2,397,773
30,646	Time Warner Cable, Inc.	3,037,325
59,445	TJX Cos., Inc. (The)	2,474,695
17,827	VF Corp.	2,789,569
128,386	Walt Disney Co. (The)	6,299,901
42,717	Yum! Brands, Inc.	2,994,889
		73,694,143
	Consumer Staples—18.0%
187,020	Altria Group, Inc.	5,947,236
42,463	Brown-Forman Corp., Class B	2,720,180
25,603	Colgate-Palmolive Co.	2,687,291
27,812	Costco Wholesale Corp.	2,737,535
139,433	CVS Caremark Corp.	6,469,691
37,899	Hershey Co. (The)	2,609,346
37,119	Mead Johnson Nutrition Co.	2,288,758
71,122	Philip Morris International, Inc.	6,298,564
Number of Shares		Value
	Common Stocks (Continued)
28,134	Whole Foods Market, Inc.	$2,665,134
		34,423,735
	Energy—1.5%
25,134	EOG Resources, Inc.	2,927,859
	Health Care—10.6%
25,390	Alexion Pharmaceuticals, Inc.(a)	2,294,748
75,681	Amgen, Inc.	6,549,812
18,568	Biogen Idec, Inc.(a)	2,566,469
37,784	Celgene Corp.(a)	2,770,323
47,182	Gilead Sciences, Inc.(a)	3,168,743
31,247	McKesson Corp.	2,915,658
		20,265,753
	Industrials—9.5%
38,123	Boeing Co. (The)	2,685,384
74,430	Caterpillar, Inc.	6,312,408
58,212	Ingersoll-Rand PLC (Ireland)	2,737,711
52,299	Union Pacific Corp.	6,434,346
		18,169,849
	Information Technology—18.9%
9,547	Apple, Inc.	5,681,420
9,271	Google, Inc., Class A(a)	6,302,148
46,497	Intuit, Inc.	2,762,852
6,437	MasterCard, Inc., Class A	2,967,006
57,112	Motorola Solutions, Inc.	2,951,548
103,338	QUALCOMM, Inc.	6,053,023
35,636	Teradata Corp.(a)	2,434,295
49,522	Visa, Inc., Class A	6,871,673
		36,023,965
	Materials—1.4%
19,024	Sherwin-Williams Co. (The)	2,712,442

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—1.5%
42,892	Crown Castle International Corp.(a)	$2,863,041
	Total Common Stocks (Cost $170,911,836)	191,080,787
	Money Market Fund—0.1%
114,410	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $114,410)	114,410
	Total Investments (Cost $171,026,246)—100.1%	191,195,197
	Liabilities in excess of other assets—(0.1)%	(138,179)
	Net Assets—100.0%	$191,057,018

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio (PWV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Health Care	28.3
Financials	18.3
Energy	14.3
Industrials	8.4
Information Technology	8.0
Telecommunication Services	7.8
Utilities	5.8
Consumer Discretionary	4.5
Consumer Staples	3.1
Materials	1.5
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—4.5%
307,015	General Motors Co.(a)	$7,828,883
127,598	Omnicom Group, Inc.	6,113,220
157,758	Time Warner, Inc.	6,854,585
		20,796,688
	Consumer Staples—3.1%
211,170	PepsiCo, Inc.	14,621,411
	Energy—14.3%
136,358	Chevron Corp.	15,028,015
269,319	ConocoPhillips	15,580,104
175,192	Exxon Mobil Corp.	15,972,255
126,663	Marathon Petroleum Corp.	6,957,599
156,066	Phillips 66	7,360,072
209,686	Valero Energy Corp.	6,101,863
		66,999,908
	Financials—18.3%
141,937	Aflac, Inc.	7,065,624
175,830	Allstate Corp. (The)	7,029,683
207,827	BB&T Corp.	6,016,592
88,708	Chubb Corp. (The)	6,828,742
169,249	Discover Financial Services	6,939,209
432,951	Fifth Third Bancorp	6,290,778
411,814	JPMorgan Chase & Co.	17,164,407
192,051	MetLife, Inc.	6,815,890
157,573	State Street Corp.	7,023,029
260,424	SunTrust Banks, Inc.	7,083,533
101,247	Travelers Cos., Inc. (The)	7,182,462
		85,439,949
Number of Shares		Value
	Common Stocks (Continued)
	Health Care—28.3%
233,365	Abbott Laboratories	$15,290,075
170,656	Aetna, Inc.	7,457,667
463,335	Bristol-Myers Squibb Co.	15,405,889
143,210	Cigna Corp.	7,303,710
340,562	Eli Lilly & Co.	16,561,530
376,156	Medtronic, Inc.	15,640,567
355,275	Merck & Co., Inc.	16,211,198
641,016	Pfizer, Inc.	15,942,068
281,674	UnitedHealth Group, Inc.	15,773,744
109,483	WellPoint, Inc.	6,709,118
		132,295,566
	Industrials—8.4%
74,801	FedEx Corp.	6,880,944
100,053	General Dynamics Corp.	6,811,608
71,916	Lockheed Martin Corp.	6,736,372
90,458	Norfolk Southern Corp.	5,549,598
97,998	Northrop Grumman Corp.	6,731,482
115,971	Raytheon Co.	6,559,320
		39,269,324
	Information Technology—8.0%
546,695	Corning, Inc.	6,423,666
618,966	Dell, Inc.	5,713,056
388,316	Hewlett-Packard Co.	5,378,177
496,255	Microsoft Corp.	14,160,637
204,776	Seagate Technology PLC (Ireland)	5,594,480
		37,270,016
	Materials—1.5%
59,580	PPG Industries, Inc.	6,975,626

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—7.8%
417,431	AT&T, Inc.	$14,438,938
155,109	CenturyLink, Inc.	5,953,084
356,185	Verizon Communications, Inc.	15,900,098
		36,292,120
	Utilities—5.8%
108,129	Consolidated Edison, Inc.	6,528,829
97,379	NextEra Energy, Inc.	6,822,373
99,014	Sempra Energy	6,906,226
235,029	Xcel Energy, Inc.	6,639,569
		26,896,997
	Total Investments (Cost $429,903,754)—100.0%	466,857,605
	Liabilities in excess of other assets—(0.0)%	(70,671)
	Net Assets—100.0%	$466,786,934

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Health Care	15.4
Consumer Staples	14.8
Financials	14.6
Information Technology	14.3
Industrials	13.8
Consumer Discretionary	9.1
Telecommunication Services	8.4
Utilities	3.9
Energy	3.4
Materials	2.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—9.1%
19,484	Comcast Corp., Class A	$730,845
6,727	Johnson Controls, Inc.	173,220
2,297	Liberty Global, Inc., Class A(a)	137,889
13,900	News Corp., Class A	332,488
2,595	Time Warner Cable, Inc.	257,191
3,246	Viacom, Inc., Class B	166,422
10,842	Walt Disney Co. (The)	532,017
		2,330,072
	Consumer Staples—14.8%
9,666	Archer-Daniels-Midland Co.	259,435
2,233	Bunge Ltd.	158,610
3,648	Costco Wholesale Corp.	359,073
4,970	General Mills, Inc.	199,198
2,599	H.J. Heinz Co.	149,468
5,320	Kraft Foods Group, Inc.(a)	241,954
1,045	Lorillard, Inc.	121,230
15,933	Mondelez International, Inc., Class A	422,862
10,790	Walgreen Co.	380,132
19,802	Wal-Mart Stores, Inc.	1,485,546
		3,777,508
	Energy—3.4%
7,151	Chesapeake Energy Corp.	144,879
5,777	Halliburton Co.	186,539
4,141	Hess Corp.	216,409
2,443	Murphy Oil Corp.	146,580
4,886	Williams Cos., Inc. (The)	170,961
		865,368
Number of Shares		Value
	Common Stocks (Continued)
	Financials—14.6%
4,362	Aflac, Inc.	$217,140
8,030	American Express Co.	449,439
15,422	Bank of New York Mellon Corp. (The)	381,078
6,419	Capital One Financial Corp.	386,231
8,305	Charles Schwab Corp. (The)	112,782
5,739	PNC Financial Services Group, Inc.	333,952
4,598	State Street Corp.	204,933
48,576	Wells Fargo & Co.	1,636,526
		3,722,081
	Health Care—15.4%
5,640	AmerisourceBergen Corp.	222,442
5,175	Amgen, Inc.	447,870
15,189	Bristol-Myers Squibb Co.	505,034
12,242	Eli Lilly & Co.	595,329
21,187	Johnson & Johnson	1,500,463
3,773	McKesson Corp.	352,059
7,876	Medtronic, Inc.	327,484
		3,950,681
	Industrials—13.8%
4,936	3M Co.	432,394
5,306	Boeing Co. (The)	373,755
3,530	Caterpillar, Inc.	299,379
7,704	CSX Corp.	157,701
2,555	Deere & Co.	218,299
16,318	Delta Air Lines, Inc.(a)	157,142
2,739	Eaton Corp.	129,336
5,807	Emerson Electric Co.	281,233
3,661	General Dynamics Corp.	249,241

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
5,380	Honeywell International, Inc.	$329,471
3,527	Illinois Tool Works, Inc.	216,311
2,823	Norfolk Southern Corp.	173,191
6,601	United Technologies Corp.	515,934
		3,533,387
	Information Technology—14.3%
10,403	Applied Materials, Inc.	110,272
2,798	Automatic Data Processing, Inc.	161,696
17,777	Dell, Inc.	164,082
33,856	Intel Corp.	732,136
5,230	International Business Machines Corp.	1,017,392
35,835	Microsoft Corp.	1,022,552
6,652	Texas Instruments, Inc.	186,854
18,563	Xerox Corp.	119,546
8,453	Yahoo!, Inc.(a)	142,095
		3,656,625
	Materials—2.3%
1,481	Air Products & Chemicals, Inc.	114,822
7,220	E.I. du Pont de Nemours & Co.	321,434
1,348	PPG Industries, Inc.	157,824
		594,080
	Telecommunication Services—8.4%
62,249	AT&T, Inc.	2,153,193
	Utilities—3.9%
12,073	AES Corp. (The)	126,163
4,606	NextEra Energy, Inc.	322,696
5,699	PPL Corp.	168,576
8,302	Southern Co. (The)	388,866
		1,006,301
	Total Common Stocks (Cost $23,766,342)	25,589,296
	Money Market Fund—0.1%
24,387	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $24,387)	24,387
	Total Investments (Cost $23,790,729)—100.1%	25,613,683
	Liabilities in excess of other assets—(0.1)%	(20,238)
	Net Assets—100.0%	$25,593,445

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Consumer Staples	24.9
Health Care	20.8
Information Technology	19.8
Energy	9.9
Consumer Discretionary	8.3
Financials	8.0
Materials	4.8
Industrials	2.7
Money Market Fund	0.8
Telecommunication Services	0.8
Liabilities in excess of other assets	(0.8)

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.3%
222	Amazon.com, Inc.(a)	$51,686
1,315	DIRECTV(a)	67,209
3,888	General Motors Co.(a)	99,144
1,785	McDonald's Corp.	154,938
529	NIKE, Inc., Class B	48,340
1,182	TJX Cos., Inc. (The)	49,207
		470,524
	Consumer Staples—24.9%
7,866	Coca-Cola Co. (The)	292,458
780	Colgate-Palmolive Co.	81,869
4,285	CVS Caremark Corp.	198,824
3,673	PepsiCo, Inc.	254,318
2,325	Philip Morris International, Inc.	205,902
5,392	Procter & Gamble Co. (The)	373,342
		1,406,713
	Energy—9.9%
1,017	Anadarko Petroleum Corp.	69,980
807	Apache Corp.	66,779
1,176	Baker Hughes, Inc.	49,357
364	EOG Resources, Inc.	42,402
708	National Oilwell Varco, Inc.	52,180
1,662	Occidental Petroleum Corp.	131,231
2,103	Schlumberger Ltd.	146,222
		558,151
	Financials—8.0%
3,432	Annaly Capital Management, Inc. REIT	55,393
3,415	Berkshire Hathaway, Inc., Class B(a)	294,885
931	CME Group, Inc.	52,071
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
343	Simon Property Group, Inc. REIT	$52,208
		454,557
	Health Care—20.8%
3,493	Abbott Laboratories	228,861
1,092	Baxter International, Inc.	68,392
2,180	Express Scripts Holding Co.(a)	134,157
897	Gilead Sciences, Inc.(a)	60,243
732	Humana, Inc.	54,366
8,542	Merck & Co., Inc.	389,772
1,055	Thermo Fisher Scientific, Inc.	64,418
3,124	UnitedHealth Group, Inc.	174,944
		1,175,153
	Industrials—2.7%
877	Union Pacific Corp.	107,897
2,279	United Continental Holdings, Inc.(a)	43,780
		151,677
	Information Technology—19.8%
424	Apple, Inc.	252,323
11,424	Cisco Systems, Inc.	195,807
4,505	Corning, Inc.	52,934
1,584	eBay, Inc.(a)	76,491
2,766	EMC Corp.(a)	67,546
251	Google, Inc., Class A(a)	170,622
4,568	Oracle Corp.	141,836
1,687	QUALCOMM, Inc.	98,816
473	Visa, Inc., Class A	65,634
		1,122,009
	Materials—4.8%
2,595	Freeport-McMoRan Copper & Gold, Inc.	100,894

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
768	Monsanto Co.	$66,102
944	Newmont Mining Corp.	51,495
493	Praxair, Inc.	52,361
		270,852
	Telecommunication Services—0.8%
1,180	CenturyLink, Inc.	45,288
	Total Common Stocks and Other Equity Interests (Cost $5,430,128)	5,654,924
	Money Market Fund—0.8%
42,840	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $42,840)	42,840
	Total Investments (Cost $5,472,968)—100.8%	5,697,764
	Liabilities in excess of other assets—(0.8)%	(42,876)
	Net Assets—100.0%	$5,654,888

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Financials	31.3
Energy	20.7
Industrials	10.5
Utilities	8.0
Health Care	7.6
Consumer Discretionary	7.3
Telecommunication Services	5.7
Consumer Staples	5.3
Materials	2.2
Information Technology	1.4
Money Market Fund	0.9
Liabilities in excess of other assets	(0.9)

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.3%
868	Best Buy Co., Inc.	$13,202
643	CBS Corp., Class B	20,833
4,852	Ford Motor Co.	54,148
1,488	Home Depot, Inc. (The)	91,334
1,481	Lowe's Cos., Inc.	47,955
509	Macy's, Inc.	19,378
1,162	Staples, Inc.	13,381
875	Target Corp.	55,781
1,725	Time Warner, Inc.	74,951
		390,963
	Consumer Staples—5.3%
3,095	Altria Group, Inc.	98,421
813	Coca-Cola Enterprises, Inc.	25,561
552	ConAgra Foods, Inc.	15,367
253	Kellogg Co.	13,237
422	Kimberly-Clark Corp.	35,216
1,449	Kroger Co. (The)	36,544
348	Reynolds American, Inc.	14,491
1,087	Safeway, Inc.	17,729
854	Sysco Corp.	26,534
		283,100
	Energy—20.7%
2,417	Chevron Corp.	266,378
2,332	ConocoPhillips	134,906
364	Devon Energy Corp.	21,189
5,130	Exxon Mobil Corp.	467,702
1,722	Marathon Oil Corp.	51,763
794	Marathon Petroleum Corp.	43,615
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,163	Phillips 66	$54,847
590	Spectra Energy Corp.	17,033
1,851	Valero Energy Corp.	53,864
		1,111,297
	Financials—31.3%
1,138	Allstate Corp. (The)	45,497
691	American International Group, Inc.(a)	24,137
41,471	Bank of America Corp.	386,510
1,055	BB&T Corp.	30,542
392	Chubb Corp. (The)	30,176
7,101	Citigroup, Inc.	265,506
1,500	Fifth Third Bancorp	21,795
752	Goldman Sachs Group, Inc. (The)	92,037
1,625	Hartford Financial Services Group, Inc. (The)	35,279
6,226	JPMorgan Chase & Co.	259,500
1,944	KeyCorp	16,369
665	Lincoln National Corp.	16,485
508	Loews Corp.	21,478
473	Marsh & McLennan Cos., Inc.	16,096
1,238	MetLife, Inc.	43,937
3,406	Morgan Stanley	59,196
510	Principal Financial Group, Inc.	14,045
796	Progressive Corp. (The)	17,751
662	Prudential Financial, Inc.	37,767
4,002	Regions Financial Corp.	26,093
1,320	SunTrust Banks, Inc.	35,904
898	Travelers Cos., Inc. (The)	63,704
2,185	U.S. Bancorp	72,564
1,753	Weyerhaeuser Co. REIT	48,541
		1,680,909

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—7.6%
469	Aetna, Inc.	$20,495
2,858	Boston Scientific Corp.(a)	14,690
926	Cardinal Health, Inc.	38,087
306	Cigna Corp.	15,606
651	HCA Holdings, Inc.	18,495
9,769	Pfizer, Inc.	242,955
926	WellPoint, Inc.	56,745
		407,073
	Industrials—10.5%
33	Engility Holdings, Inc.(a)	627
317	FedEx Corp.	29,161
16,241	General Electric Co.	342,036
198	L-3 Communications Holdings, Inc.	14,612
420	Lockheed Martin Corp.	39,341
531	Northrop Grumman Corp.	36,474
354	PACCAR, Inc.	15,342
486	Raytheon Co.	27,488
562	United Parcel Service, Inc., Class B	41,167
585	Waste Management, Inc.	19,153
		565,401
	Information Technology—1.4%
3,887	Hewlett-Packard Co.	53,835
415	Motorola Solutions, Inc.	21,447
		75,282
	Materials—2.2%
2,871	Alcoa, Inc.	24,604
1,602	Dow Chemical Co. (The)	46,939
633	International Paper Co.	22,680
521	Nucor Corp.	20,908
		115,131
	Telecommunication Services—5.7%
14,527	Sprint Nextel Corp.(a)	80,479
5,006	Verizon Communications, Inc.	223,468
		303,947
	Utilities—8.0%
546	Ameren Corp.	17,952
785	American Electric Power Co., Inc.	34,885
418	Consolidated Edison, Inc.	25,239
687	Dominion Resources, Inc.	36,260
287	DTE Energy Co.	17,823
1,061	Duke Energy Corp.	69,697
530	Edison International	24,878
341	Entergy Corp.	24,750
1,574	Exelon Corp.	56,318
595	FirstEnergy Corp.	27,203
628	PG&E Corp.	26,703
843	Public Service Enterprise Group, Inc.	27,010
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
284	Sempra Energy	$19,809
690	Xcel Energy, Inc.	19,492
		428,019
	Total Common Stocks and Other Equity Interests (Cost $5,118,646)	5,361,122
	Money Market Fund—0.9%
47,721	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $47,721)	47,721
	Total Investments (Cost $5,166,367)—100.9%	5,408,843
	Liabilities in excess of other assets—(0.9)%	(46,321)
	Net Assets—100.0%	$5,362,522

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.
See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012

Financials	26.2
Consumer Discretionary	16.9
Industrials	16.4
Information Technology	12.8
Energy	7.5
Materials	6.2
Health Care	6.0
Consumer Staples	5.8
Utilities	1.2
Telecommunication Services	0.9
Money Market Fund	0.3
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.9%
936	Advance Auto Parts, Inc.	$66,400
318	AutoZone, Inc.(a)	119,250
1,732	Big Lots, Inc.(a)	50,453
1,151	BorgWarner, Inc.(a)	75,759
8,636	Cablevision Systems Corp., Class A	150,439
6,505	Dana Holding Corp.	85,606
2,823	Darden Restaurants, Inc.	148,546
3,875	DISH Network Corp., Class A	138,066
1,893	Expedia, Inc.	111,971
1,655	Family Dollar Stores, Inc.	109,164
6,589	GameStop Corp., Class A	150,427
11,018	Interpublic Group of Cos., Inc. (The)	111,282
1,649	Jarden Corp.	82,120
5,210	Kohl's Corp.	277,589
5,868	Mattel, Inc.	215,825
2,598	Nordstrom, Inc.	147,488
1,666	Penn National Gaming, Inc.(a)	67,356
1,419	PetSmart, Inc.	94,207
1,954	Tenneco, Inc.(a)	59,695
1,344	Tiffany & Co.	84,968
1,494	VF Corp.	233,781
7,358	Virgin Media, Inc.	240,901
1,478	Visteon Corp.(a)	65,180
		2,886,473
	Consumer Staples—5.8%
1,309	Brown-Forman Corp., Class B	83,854
2,270	Clorox Co. (The)	164,121
3,522	Dr Pepper Snapple Group, Inc.	150,918
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,427	Energizer Holdings, Inc.	$104,128
1,480	Estee Lauder Cos., Inc. (The), Class A	91,198
1,887	Hershey Co. (The)	129,920
2,353	Hormel Foods Corp.	69,484
1,389	Ingredion, Inc.	85,368
1,832	McCormick & Co., Inc.	112,888
		991,879
	Energy—7.5%
7,100	Arch Coal, Inc.	56,516
947	Cimarex Energy Co.	54,149
2,604	Diamond Offshore Drilling, Inc.	180,301
1,434	Energen Corp.	66,896
1,958	EQT Corp.	118,714
7,572	Kinder Morgan, Inc.	262,824
6,721	McDermott International, Inc.(a)	71,982
3,621	Newfield Exploration Co.(a)	98,201
5,554	Peabody Energy Corp.	154,957
2,919	QEP Resources, Inc.	84,651
2,616	Rowan Cos. PLC, Class A (United Kingdom)(a)	82,953
2,117	Superior Energy Services, Inc.(a)	43,039
		1,275,183
	Financials—26.2%
7,242	American Capital Ltd.(a)	85,383
5,011	Ameriprise Financial, Inc.	292,492
5,183	Aon PLC (United Kingdom)	279,623
2,124	Arthur J. Gallagher & Co.	75,274
980	AvalonBay Communities, Inc. REIT	132,849
2,178	Boston Properties, Inc. REIT	231,521
1,206	Camden Property Trust REIT	79,150

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,838	CBRE Group, Inc., Class A(a)	$87,181
4,514	CIT Group, Inc.(a)	168,011
1,274	Cullen/Frost Bankers, Inc.	70,452
8,733	Discover Financial Services	358,053
4,120	Equity Residential REIT	236,529
7,375	First Niagara Financial Group, Inc.	61,065
1,736	Franklin Resources, Inc.	221,861
8,824	General Growth Properties, Inc. REIT	173,480
13,918	Host Hotels & Resorts, Inc. REIT	201,254
7,935	Kimco Realty Corp. REIT	154,891
2,100	Macerich Co. (The) REIT	119,700
103	Markel Corp.(a)	48,610
2,150	Moody's Corp.	103,544
3,716	NASDAQ OMX Group, Inc. (The)	88,478
15,195	New York Community Bancorp, Inc.	210,603
7,596	NYSE Euronext	188,077
10,443	People's United Financial, Inc.	125,629
1,900	Raymond James Financial, Inc.	72,466
1,924	Rayonier, Inc. REIT	94,295
1,455	Reinsurance Group of America, Inc.	76,999
5,856	TD Ameritrade Holding Corp.	91,881
3,200	UDR, Inc. REIT	77,664
3,168	Vornado Realty Trust REIT	254,105
		4,461,120
	Health Care—6.0%
3,620	Becton, Dickinson and Co.	273,962
836	C.R. Bard, Inc.	80,415
1,639	DENTSPLY International, Inc.	60,381
5,481	Forest Laboratories, Inc.(a)	184,764
3,504	Hospira, Inc.(a)	107,538
1,574	Laboratory Corp. of America Holdings(a)	133,365
1,859	Owens & Minor, Inc.	52,926
1,868	Universal Health Services, Inc., Class B	77,316
1,099	WellCare Health Plans, Inc.(a)	52,312
		1,022,979
	Industrials—16.4%
2,782	AECOM Technology Corp.(a)	59,730
2,730	AGCO Corp.(a)	124,242
2,152	Alaska Air Group, Inc.(a)	82,293
2,703	Cooper Industries PLC (Ireland)	202,563
3,211	Dover Corp.	186,945
1,589	EMCOR Group, Inc.	51,102
1,435	Equifax, Inc.	71,807
3,769	Fluor Corp.	210,499
2,925	General Cable Corp.(a)	83,450
585	Hubbell, Inc., Class B	48,976
2,477	Iron Mountain, Inc.	85,704
3,613	Jacobs Engineering Group, Inc.(a)	139,426
13,263	JetBlue Airways Corp.(a)	70,161
3,468	KBR, Inc.	96,619
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,008	Navistar International Corp.(a)	$75,150
3,695	Oshkosh Corp.(a)	110,776
1,109	Pall Corp.	69,823
2,576	Parker Hannifin Corp.	202,628
6,828	Republic Services, Inc.	193,574
2,190	Rockwell Collins, Inc.	117,340
1,176	Snap-On, Inc.	90,940
15,420	Southwest Airlines Co.	136,004
2,645	Spirit Aerosystems Holdings, Inc., Class A(a)	41,341
2,077	URS Corp.	69,538
601	W.W. Grainger, Inc.	121,047
965	WESCO International, Inc.(a)	62,609
		2,804,287
	Information Technology—12.8%
2,818	Amdocs Ltd. (Guernsey)	93,191
4,002	Analog Devices, Inc.	156,518
1,839	Autodesk, Inc.(a)	58,554
4,445	Avnet, Inc.(a)	127,349
4,977	CA, Inc.	112,082
4,274	Electronic Arts, Inc.(a)	52,784
5,407	Fidelity National Information Services, Inc.	177,728
2,210	Fiserv, Inc.(a)	165,618
2,685	Harris Corp.	122,919
5,015	Jabil Circuit, Inc.	86,960
1,901	KLA-Tencor Corp.	88,435
2,643	Linear Technology Corp.	82,620
4,625	Maxim Integrated Products, Inc.	127,303
3,302	Microchip Technology, Inc.	103,518
5,624	Paychex, Inc.	182,386
12,612	Symantec Corp.(a)	229,412
732	SYNNEX Corp.(a)	23,710
6,934	Western Union Co. (The)	88,062
3,091	Xilinx, Inc.	101,261
		2,180,410
	Materials—6.2%
958	Airgas, Inc.	85,233
1,009	Albemarle Corp.	55,606
2,941	Ball Corp.	125,963
2,142	Celanese Corp., Series A	81,375
3,440	Crown Holdings, Inc.(a)	131,580
1,239	International Flavors & Fragrances, Inc.	80,064
2,084	Reliance Steel & Aluminum Co.	113,245
1,360	Rockwood Holdings, Inc.	62,424
3,803	Southern Copper Corp.	144,894
7,535	Steel Dynamics, Inc.	95,318
1,450	Valspar Corp. (The)	81,243
		1,056,945
	Telecommunication Services—0.9%
8,876	MetroPCS Communications, Inc.(a)	90,624

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,240	NII Holdings, Inc.(a)	$65,673
		156,297
	Utilities—1.2%
1,891	AGL Resources, Inc.	77,210
3,438	American Water Works Co., Inc.	126,312
		203,522
	Total Common Stocks and Other Equity Interests (Cost $17,292,076)	17,039,095
	Money Market Fund—0.3%
44,802	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $44,802)	44,802
	Total Investments (Cost $17,336,878)—100.2%	17,083,897
	Liabilities in excess of other assets—(0.2)%	(33,232)
	Net Assets—100.0%	$17,050,665

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	16.5
Industrials	15.9
Health Care	15.3
Information Technology	14.6
Consumer Discretionary	13.5
Energy	12.1
Materials	6.6
Consumer Staples	4.5
Telecommunication Services	1.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.5%
15,276	Apollo Group, Inc., Class A(a)	$306,742
20,043	Bed Bath & Beyond, Inc.(a)	1,156,080
26,107	CarMax, Inc.(a)	881,111
8,044	Coach, Inc.	450,866
8,831	Dick's Sporting Goods, Inc.	441,550
15,932	Discovery Communications, Inc., Class A(a)	940,307
13,474	Dollar General Corp.(a)	655,106
14,162	Dollar Tree, Inc.(a)	564,639
12,357	Las Vegas Sands Corp.	573,859
18,436	Lear Corp.	785,374
8,393	O'Reilly Automotive, Inc.(a)	719,112
4,855	PVH Corp.	534,002
3,005	Ralph Lauren Corp.	461,838
12,859	Ross Stores, Inc.	783,756
5,833	Wynn Resorts Ltd.	706,143
		9,960,485
	Consumer Staples—4.5%
8,920	Church & Dwight Co., Inc.	452,779
9,612	J.M. Smucker Co. (The)	823,172
8,501	Mead Johnson Nutrition Co.	524,172
7,786	Ralcorp Holdings, Inc.(a)	562,071
9,935	Whole Foods Market, Inc.	941,143
		3,303,337
	Energy—12.1%
36,206	Alpha Natural Resources, Inc.(a)	310,285
20,556	Cameron International Corp.(a)	1,040,956
25,266	CONSOL Energy, Inc.	888,353
38,369	Denbury Resources, Inc.(a)	588,197
11,476	FMC Technologies, Inc.(a)	469,368
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,814	Helmerich & Payne, Inc.	$421,309
12,106	HollyFrontier Corp.	467,655
13,743	Noble Energy, Inc.	1,305,722
7,373	Oceaneering International, Inc.	385,829
5,555	Oil States International, Inc.(a)	406,070
6,382	Pioneer Natural Resources Co.	674,258
15,348	Plains Exploration & Production Co.(a)	547,310
22,244	Southwestern Energy Co.(a)	771,867
9,096	Whiting Petroleum Corp.(a)	382,214
8,655	World Fuel Services Corp.	300,329
		8,959,722
	Financials—16.5%
3,691	Affiliated Managers Group, Inc.(a)	466,912
6,327	Alexandria Real Estate Equities, Inc. REIT	445,611
8,806	BlackRock, Inc.	1,670,322
161,093	Chimera Investment Corp. REIT	430,118
4,962	Federal Realty Investment Trust REIT	535,052
35,487	HCP, Inc. REIT	1,572,074
13,680	Health Care REIT, Inc.	813,002
3,359	IntercontinentalExchange, Inc.(a)	440,029
29,464	Invesco Ltd.(b)	716,565
20,156	Leucadia National Corp.	457,541
55,100	MFA Financial, Inc. REIT	450,167
7,753	MSCI, Inc.(a)	208,866
9,417	Public Storage REIT	1,305,479
8,591	SL Green Realty Corp. REIT	646,902
16,999	T. Rowe Price Group, Inc.	1,103,915
14,575	Ventas, Inc. REIT	922,160
		12,184,715

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—15.3%
20,586	Agilent Technologies, Inc.	$740,890
7,625	AMERIGROUP Corp.(a)	696,467
5,286	Cerner Corp.(a)	402,740
11,064	DaVita HealthCare Partners, Inc.(a)	1,244,921
11,854	Endo Health Solutions, Inc.(a)	339,736
7,030	Henry Schein, Inc.(a)	518,673
24,077	Hologic, Inc.(a)	496,468
766	Intuitive Surgical, Inc.(a)	415,341
18,645	Life Technologies Corp.(a)	911,927
33,785	Mylan, Inc.(a)	856,112
28,603	St. Jude Medical, Inc.	1,094,351
24,107	Stryker Corp.	1,268,028
6,415	Varian Medical Systems, Inc.(a)	428,265
11,838	Watson Pharmaceuticals, Inc.(a)	1,017,476
13,331	Zimmer Holdings, Inc.	855,984
		11,287,379
	Industrials—15.9%
13,108	AMETEK, Inc.	465,989
8,464	BE Aerospace, Inc.(a)	381,642
13,789	C.H. Robinson Worldwide, Inc.	831,890
12,746	Cummins, Inc.	1,192,771
14,635	Expeditors International of Washington, Inc.	535,787
9,245	Fastenal Co.	413,251
5,169	Flowserve Corp.	700,348
6,919	Joy Global, Inc.	432,092
7,861	Kansas City Southern	632,496
7,692	Precision Castparts Corp.	1,331,254
30,518	Quanta Services, Inc.(a)	791,332
5,445	Roper Industries, Inc.	594,431
16,249	Stanley Black & Decker, Inc.	1,126,056
3,825	TransDigm Group, Inc.	509,528
120,601	US Airways Group, Inc.(a)	1,468,920
14,034	Xylem, Inc.	340,465
		11,748,252
	Information Technology—14.6%
42,442	Activision Blizzard, Inc.	462,193
35,170	Adobe Systems, Inc.(a)	1,195,780
12,601	Altera Corp.	384,079
9,393	Amphenol Corp., Class A	564,801
13,629	BMC Software, Inc.(a)	554,700
22,445	Broadcom Corp., Class A	707,803
73,150	Brocade Communications Systems, Inc.(a)	387,695
6,440	Citrix Systems, Inc.(a)	398,056
10,708	Cognizant Technology Solutions Corp., Class A(a)	713,688
16,467	First Solar, Inc.(a)	400,313
13,399	Intuit, Inc.	796,169
21,371	Juniper Networks, Inc.(a)	354,117
19,853	NetApp, Inc.(a)	534,046
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
45,572	NVIDIA Corp.(a)	$545,497
47,253	ON Semiconductor Corp.(a)	290,606
21,387	SanDisk Corp.(a)	893,121
13,184	Synopsys, Inc.(a)	424,525
34,646	Western Digital Corp.	1,185,933
		10,793,122
	Materials—6.6%
3,946	CF Industries Holdings, Inc.	809,680
12,078	Cliffs Natural Resources, Inc.	438,069
16,696	Ecolab, Inc.	1,162,042
9,082	FMC Corp.	486,069
27,516	Mosaic Co. (The)	1,440,187
7,772	Sigma-Aldrich Corp.	545,128
		4,881,175
	Telecommunication Services—1.0%
11,202	Crown Castle International Corp.(a)	747,734
	Total Common Stocks and Other Equity Interests (Cost $74,731,539)	73,865,921
	Money Market Fund—0.1%
61,059	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $61,059)	61,059
	Total Investments (Cost $74,792,598)—100.1%	73,926,980
	Liabilities in excess of other assets—(0.1)%	(57,688)
	Net Assets—100.0%	$73,869,292

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Consumer Discretionary	24.3
Financials	21.9
Utilities	14.5
Industrials	11.3
Materials	7.7
Information Technology	5.7
Health Care	5.1
Consumer Staples	4.6
Energy	2.9
Telecommunication Services	1.9
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—24.3%
1,994	Abercrombie & Fitch Co., Class A	$60,977
5,274	American Eagle Outfitters, Inc.	110,068
2,050	AutoNation, Inc.(a)	91,020
2,414	Brinker International, Inc.	74,351
8,421	Carnival Corp.	318,987
2,118	Charter Communications, Inc., Class A(a)	163,954
9,733	D.R. Horton, Inc.	204,004
1,344	Dillard's, Inc., Class A	103,488
1,959	Domino's Pizza, Inc.	79,575
3,567	Foot Locker, Inc.	119,495
15,191	Gannett Co., Inc.	256,728
8,407	Gap, Inc. (The)	300,298
3,662	Genuine Parts Co.	229,168
21,739	Goodyear Tire & Rubber Co. (The)(a)	248,042
8,685	H&R Block, Inc.	153,724
2,900	Hanesbrands, Inc.(a)	97,063
4,137	Harley-Davidson, Inc.	193,446
2,901	Hasbro, Inc.	104,407
7,628	International Game Technology	97,944
5,504	J.C. Penney Co., Inc.	132,151
6,127	Jones Group, Inc. (The)	72,360
5,194	Leggett & Platt, Inc.	137,797
3,938	Lennar Corp., Class A	147,557
14,069	Liberty Interactive Corp., Class A(a)	281,380
703	Liberty Ventures, Series A(a)	40,008
5,463	Limited Brands, Inc.	261,623
3,855	Marriott International, Inc.	140,630
5,349	McGraw-Hill Cos., Inc. (The)	295,693
11,331	MGM Resorts International(a)	116,823
2,192	Mohawk Industries, Inc.(a)	182,966
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,202	Newell Rubbermaid, Inc.	$189,929
135	NVR, Inc.(a)	122,005
19,778	Office Depot, Inc.(a)	49,049
5,752	Omnicom Group, Inc.	275,578
9,170	PulteGroup, Inc.(a)	159,008
10,309	RadioShack Corp.	23,092
2,246	Rent-A-Center, Inc.	74,859
5,068	Royal Caribbean Cruises Ltd.	170,640
6,708	Saks, Inc.(a)	68,958
1,620	Sears Canada, Inc. (Canada)(a)	18,785
3,783	Sears Holdings Corp.(a)	237,081
4,039	Service Corp. International	56,708
2,774	Starwood Hotels & Resorts Worldwide, Inc.	143,832
3,866	Toll Brothers, Inc.(a)	127,617
4,597	TRW Automotive Holdings Corp.(a)	213,806
187	Washington Post Co. (The), Class B	62,366
4,069	Whirlpool Corp.	397,460
1,919	Williams-Sonoma, Inc.	88,715
2,649	Wyndham Worldwide Corp.	133,510
		7,428,725
	Consumer Staples—4.6%
14,560	Avon Products, Inc.	225,534
4,681	Campbell Soup Co.	165,099
4,793	Constellation Brands, Inc., Class A(a)	169,385
11,164	Dean Foods Co.(a)	188,002
2,534	Hillshire Brands Co.	65,909
3,787	Molson Coors Brewing Co., Class B	163,371
28,230	Rite Aid Corp.(a)	32,747
8,278	Smithfield Foods, Inc.(a)	169,451
13,128	Tyson Foods, Inc., Class A	220,682
		1,400,180

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—2.9%
5,005	Forest Oil Corp.(a)	$37,938
3,687	Helix Energy Solutions Group, Inc.(a)	63,748
4,776	Patterson-UTI Energy, Inc.	77,276
727	SEACOR Holdings, Inc.(a)	63,765
8,707	Tesoro Corp.	328,341
1,272	Tidewater, Inc.	60,433
1,536	Unit Corp.(a)	61,977
11,284	WPX Energy, Inc.(a)	191,151
		884,629
	Financials—21.9%
2,609	American Financial Group, Inc.	101,229
74	American National Insurance Co.	5,406
4,846	Apartment Investment & Management Co., Class A REIT	129,340
7,264	Associated Banc-Corp.	93,633
4,552	Assurant, Inc.	172,111
6,685	Brandywine Realty Trust REIT	77,546
12,302	Brookfield Office Properties, Inc. (Canada)	189,820
16,589	CapitalSource, Inc.	131,219
4,034	CBL & Associates Properties, Inc. REIT	90,241
5,798	Cincinnati Financial Corp.	230,992
1,389	City National Corp.	70,978
11,573	CNO Financial Group, Inc.	110,869
7,667	Comerica, Inc.	228,553
1,956	Commerce Bancshares, Inc.	74,484
4,401	CommonWealth REIT	60,338
5,896	DDR Corp. REIT	90,563
8,690	Duke Realty Corp. REIT	125,831
12,331	E*TRADE Financial Corp.(a)	103,087
3,837	Federated Investors, Inc., Class B	89,172
8,246	Fidelity National Financial, Inc., Class A	176,547
4,107	First American Financial Corp.	93,434
10,878	First Horizon National Corp.	101,274
6,751	Fulton Financial Corp.	65,620
1,371	Hanover Insurance Group, Inc. (The)	49,507
3,259	HCC Insurance Holdings, Inc.	116,151
5,127	Hospitality Properties Trust REIT	118,536
26,786	Hudson City Bancorp, Inc.	227,279
32,458	Huntington Bancshares, Inc.	207,407
864	Kemper Corp.	26,784
5,904	Legg Mason, Inc.	150,434
3,375	Liberty Property Trust REIT	118,530
3,303	M&T Bank Corp.	343,842
3,034	Mack-Cali Realty Corp. REIT	78,854
5,892	Northern Trust Corp.	281,520
11,154	Old Republic International Corp.	110,201
8,616	PHH Corp.(a)	179,299
6,409	Piedmont Office Realty Trust, Inc., Class A REIT	114,080
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,602	Plum Creek Timber Co., Inc. REIT	$158,128
1,789	Potlatch Corp. REIT	68,841
7,286	Prologis, Inc. REIT	249,837
3,994	Protective Life Corp.	109,036
1,783	Regency Centers Corp. REIT	85,620
13,356	SLM Corp.	234,798
1,576	StanCorp Financial Group, Inc.	54,136
41,050	Synovus Financial Corp.	100,572
6,954	TCF Financial Corp.	79,554
2,938	Torchmark Corp.	148,633
11,959	Unum Group	242,529
3,102	W.R. Berkley Corp.	120,637
3,048	Weingarten Realty Investors REIT	82,296
65	White Mountains Insurance Group Ltd.	33,325
8,959	Zions Bancorp.	192,350
		6,695,003
	Health Care—5.1%
6,276	CareFusion Corp.(a)	166,691
8,322	Community Health Systems, Inc.(a)	228,189
6,553	Coventry Health Care, Inc.	285,973
10,677	Health Management Associates, Inc., Class A(a)	77,942
4,558	Health Net, Inc.(a)	98,088
6,065	Kindred Healthcare, Inc.(a)	59,437
2,242	LifePoint Hospitals, Inc.(a)	79,232
3,641	Omnicare, Inc.	125,724
3,314	Quest Diagnostics, Inc.	191,284
1,044	Teleflex, Inc.	70,940
7,244	Tenet Healthcare Corp.(a)	170,958
		1,554,458
	Industrials—11.3%
1,088	Alliant Techsystems, Inc.	62,331
5,140	Avery Dennison Corp.	166,433
10,688	Avis Budget Group, Inc.(a)	176,673
2,343	Cintas Corp.	97,961
2,235	Con-way, Inc.	65,061
806	Dollar Thrifty Automotive Group, Inc.(a)	62,062
7,030	Exelis, Inc.	77,752
4,165	Harsco Corp.	83,258
15,823	Hertz Global Holdings, Inc.(a)	209,971
1,943	Huntington Ingalls Industries, Inc.(a)	82,344
7,802	ITT Corp.	162,282
4,967	Manpower, Inc.	188,448
17,975	Masco Corp.	271,243
4,297	Owens Corning(a)	144,336
2,328	Pentair Ltd. (Switzerland)	98,335
10,261	Pitney Bowes, Inc.	147,348
15,894	R.R. Donnelley & Sons Co.	159,258
2,530	Robert Half International, Inc.	68,032
1,856	Rockwell Automation, Inc.	131,887

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,530	Ryder System, Inc.	$114,154
3,517	Shaw Group, Inc. (The)(a)	154,009
1,524	SkyWest, Inc.	16,688
1,365	SPX Corp.	93,625
5,577	Terex Corp.(a)	125,761
9,103	Textron, Inc.	229,487
1,827	Timken Co. (The)	72,148
2,268	Trinity Industries, Inc.	70,943
1,971	United Rentals, Inc.(a)	80,141
1,443	United Stationers, Inc.	41,876
		3,453,847
	Information Technology—5.7%
12,925	Advanced Micro Devices, Inc.(a)	26,496
924	Anixter International, Inc.	54,165
8,465	AOL, Inc.	290,604
4,873	Arrow Electronics, Inc.(a)	171,676
3,503	CoreLogic, Inc.(a)	83,371
1,723	Diebold, Inc.	51,259
1,489	IAC/InterActiveCorp.	71,993
2,826	Lexmark International, Inc., Class A	60,081
22,934	MEMC Electronic Materials, Inc.(a)	57,794
36,229	Micron Technology, Inc.(a)	196,542
2,693	Molex, Inc.	69,937
3,835	NCR Corp.(a)	81,609
12,565	SAIC, Inc.	138,089
5,224	Sanmina-SCI Corp.(a)	46,441
2,583	Tech Data Corp.(a)	114,453
4,306	Total System Services, Inc.	96,842
4,357	Unisys Corp.(a)	74,287
6,082	Vishay Intertechnology, Inc.(a)	50,359
		1,735,998
	Materials—7.7%
10,909	AK Steel Holding Corp.	54,981
2,482	Allegheny Technologies, Inc.	65,401
3,009	Ashland, Inc.	214,090
3,271	Bemis Co., Inc.	108,107
1,571	Cabot Corp.	56,179
8,028	Commercial Metals Co.	110,465
1,097	Cytec Industries, Inc.	75,496
2,923	Eastman Chemical Co.	173,159
8,942	Huntsman Corp.	134,488
858	Martin Marietta Materials, Inc.	70,622
5,618	MeadWestvaco Corp.	166,798
7,566	Owens-Illinois, Inc.(a)	147,461
2,522	Packaging Corp. of America	88,951
3,708	RPM International, Inc.	98,855
1,341	Scotts Miracle-Gro Co. (The), Class A	57,408
5,963	Sealed Air Corp.	96,720
1,343	Sherwin-Williams Co. (The)	191,485
2,725	Sonoco Products Co.	84,829
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,958	United States Steel Corp.	$203,044
3,567	Vulcan Materials Co.	163,975
		2,362,514
	Telecommunication Services—1.9%
59,747	Frontier Communications Corp.	282,006
3,950	Telephone & Data Systems, Inc.	98,236
20,411	Windstream Corp.	194,721
		574,963
	Utilities—14.5%
3,471	Alliant Energy Corp.	155,154
2,531	Atmos Energy Corp.	91,040
11,769	Calpine Corp.(a)	207,134
14,228	CenterPoint Energy, Inc.	308,321
7,458	CMS Energy Corp.	181,378
48,833	GenOn Energy, Inc.(a)	125,501
5,711	Great Plains Energy, Inc.	128,155
2,903	Hawaiian Electric Industries, Inc.	75,130
2,803	Integrys Energy Group, Inc.	151,474
4,162	MDU Resources Group, Inc.	90,440
1,860	National Fuel Gas Co.	98,022
11,077	NiSource, Inc.	282,131
7,916	Northeast Utilities	311,099
7,978	NV Energy, Inc.	151,662
2,512	OGE Energy Corp.	144,641
5,318	ONEOK, Inc.	251,541
10,692	Pepco Holdings, Inc.	212,450
1,891	Piedmont Natural Gas Co., Inc.	60,266
3,997	Pinnacle West Capital Corp.	211,721
3,570	PNM Resources, Inc.	79,111
2,960	Portland General Electric Co.	81,104
5,269	Questar Corp.	106,644
4,007	SCANA Corp.	196,664
7,461	TECO Energy, Inc.	133,328
4,464	UGI Corp.	144,143
2,459	Vectren Corp.	72,713
3,900	Westar Energy, Inc.	115,830
1,766	WGL Holdings, Inc.	70,234
4,702	Wisconsin Energy Corp.	180,886
		4,417,917
	Total Investments (Cost $29,213,820)—99.9%	30,508,234
	Other assets less liabilities—0.1%	19,659
	Net Assets—100.0%	$30,527,893

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	24.5
Industrials	20.0
Consumer Discretionary	13.4
Information Technology	13.0
Health Care	8.2
Materials	6.7
Consumer Staples	5.6
Energy	5.4
Utilities	2.1
Telecommunication Services	1.1
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.4%
3,479	Aeropostale, Inc.(a)	$41,574
422	AFC Enterprises, Inc.(a)	10,685
176	America's Car-Mart, Inc.(a)	7,367
219	Blue Nile, Inc.(a)	8,272
878	Buckle, Inc. (The)	39,659
1,494	Cabela's, Inc.(a)	66,946
506	Cambium Learning Group, Inc.(a)	460
344	Caribou Coffee Co., Inc.(a)	4,118
120	Cavco Industries, Inc.(a)	5,801
354	Choice Hotels International, Inc.	11,077
323	Churchill Downs, Inc.	21,102
3,940	Cinemark Holdings, Inc.	97,279
1,702	Digital Generation, Inc.(a)	15,829
541	DineEquity, Inc.(a)	33,921
2,509	DreamWorks Animation SKG, Inc., Class A(a)	51,108
497	Dunkin' Brands Group, Inc.	15,407
1,045	Education Management Corp.(a)	3,323
200	Einstein Noah Restaurant Group, Inc.	3,086
1,473	Express, Inc.(a)	16,394
267	Fisher Communications, Inc.	6,739
542	Fuel Systems Solutions, Inc.(a)	8,818
641	Genesco, Inc.(a)	36,729
2,524	Gentex Corp.	43,463
766	G-III Apparel Group Ltd.(a)	28,311
1,719	GNC Holdings, Inc., Class A	66,474
2,083	Guess?, Inc.	51,617
1,828	Hillenbrand, Inc.	37,419
1,180	Interval Leisure Group, Inc.	22,491
845	ITT Educational Services, Inc.(a)	18,159
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,174	John Wiley & Sons, Inc., Class A	$50,928
545	Kirkland's, Inc.(a)	5,227
869	Krispy Kreme Doughnuts, Inc.(a)	6,457
2,244	Lions Gate Entertainment Corp. (Canada)(a)	37,430
8,136	Live Nation Entertainment, Inc.(a)	74,444
742	Maidenform Brands, Inc.(a)	13,883
748	Martha Stewart Living Omnimedia, Inc., Class A	2,162
674	MDC Partners, Inc., Class A (Canada)	7,623
1,613	National CineMedia, Inc.	24,937
528	Nexstar Broadcasting Group, Inc., Class A(a)	5,739
288	Outdoor Channel Holdings, Inc.	2,091
2,054	Overstock.com, Inc.(a)	30,974
617	Papa John's International, Inc.(a)	32,898
622	PetMed Express, Inc.	6,780
1,042	Pier 1 Imports, Inc.	21,257
934	Polaris Industries, Inc.	78,923
128	Rentrak Corp.(a)	2,175
2,661	Sally Beauty Holdings, Inc.(a)	64,077
491	Select Comfort Corp.(a)	13,664
1,738	Smith & Wesson Holding Corp.(a)	16,685
329	Strayer Education, Inc.	18,904
1,633	Texas Roadhouse, Inc.	26,585
985	Town Sports International Holdings, Inc.(a)	12,411
1,308	Tupperware Brands Corp.	77,303
561	Universal Electronics, Inc.(a)	9,627
582	US Auto Parts Network, Inc.(a)	1,740
2,633	Valassis Communications, Inc.(a)	68,511
1,245	Warnaco Group, Inc. (The)(a)	87,872
431	Weight Watchers International, Inc.	21,658

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,233	Wendy's Co. (The)	$65,045
5,081	Wet Seal, Inc. (The), Class A(a)	14,532
1,992	WMS Industries, Inc.(a)	32,729
1,096	Wolverine World Wide, Inc.	45,889
		1,754,788
	Consumer Staples—5.6%
981	Andersons, Inc. (The)	38,534
1,253	B&G Foods, Inc.	37,928
277	Calavo Growers, Inc.	6,540
509	Cal-Maine Foods, Inc.	21,953
1,598	Casey's General Stores, Inc.	82,377
687	Diamond Foods, Inc.	12,723
3,646	Flowers Foods, Inc.	71,790
976	Hain Celestial Group, Inc. (The)(a)	56,413
489	Inter Parfums, Inc.	8,929
353	J & J Snack Foods Corp.	20,216
132	Limoneira Co.	2,966
722	Nu Skin Enterprises, Inc., Class A	34,172
518	Revlon, Inc., Class A(a)	7,977
727	Sanderson Farms, Inc.	32,926
1,473	Snyders-Lance, Inc.	37,326
1,359	Spectrum Brands Holdings, Inc.(a)	61,821
1,477	Susser Holdings Corp.(a)	53,083
1,481	United Natural Foods, Inc.(a)	78,849
186	USANA Health Sciences, Inc.(a)	8,024
2,404	Vector Group Ltd.	39,570
399	WD-40 Co.	19,096
		733,213
	Energy—5.4%
815	Berry Petroleum Co., Class A	31,386
2,034	Bill Barrett Corp.(a)	46,599
1,492	Bristow Group, Inc.	74,481
129	Clayton Williams Energy, Inc.(a)	5,463
3,216	Cloud Peak Energy, Inc.(a)	67,858
2,724	CVR Energy, Inc.(a)	100,107
997	EPL Oil & Gas, Inc.(a)	21,575
7,471	EXCO Resources, Inc.	60,515
1,988	Gastar Exploration Ltd. (Canada)(a)	2,226
740	Global Geophysical Services, Inc.(a)	3,419
1,689	Green Plains Renewable Energy, Inc.(a)	13,056
776	Gulfmark Offshore, Inc., Class A(a)	25,080
927	Harvest Natural Resources, Inc.(a)	8,093
845	Hornbeck Offshore Services, Inc.(a)	29,271
3,206	ION Geophysical Corp.(a)	20,711
4,038	Key Energy Services, Inc.(a)	26,408
364	Lufkin Industries, Inc.	18,204
1,241	Matrix Service Co.(a)	13,018
517	Natural Gas Services Group, Inc.(a)	8,200
151	Panhandle Oil And Gas, Inc., Class A	4,089
2,853	Pioneer Energy Services Corp.(a)	18,830
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,809	Quicksilver Resources, Inc.(a)	$34,091
172	Rignet, Inc.(a)	3,194
831	SM Energy Co.	44,807
1,204	Tesco Corp. (Canada)(a)	10,607
1,556	VAALCO Energy, Inc.(a)	12,712
2,058	Warren Resources, Inc.(a)	5,865
427	Westmoreland Coal Co.(a)	4,390
		714,255
	Financials—24.5%
1,161	Acadia Realty Trust REIT	29,815
170	Alleghany Corp.(a)	59,092
220	American Assets Trust, Inc. REIT	5,977
737	AMERISAFE, Inc.(a)	19,346
1,000	Associated Estates Realty Corp. REIT	14,990
1,001	Bancorp, Inc. (The)(a)	11,381
90	Bank of Kentucky Financial Corp.	2,263
148	Bank of Marin Bancorp	5,525
1,176	BankUnited, Inc.	27,883
1,125	BBCN Bancorp, Inc.	13,421
645	Berkshire Hills Bancorp, Inc.	15,145
1,308	BGC Partners, Inc., Class A	6,121
677	BOK Financial Corp.	39,706
1,615	BRE Properties, Inc. REIT	78,085
146	Bridge Capital Holdings(a)	2,183
2,719	Brown & Brown, Inc.	69,471
337	Bryn Mawr Bank Corp.	7,630
4,529	Capstead Mortgage Corp. REIT	55,797
668	Cardinal Financial Corp.	10,668
850	Cash America International, Inc.	33,227
1,080	CBOE Holdings, Inc.	31,849
1,011	Centerstate Banks, Inc.	8,765
776	Citizens, Inc.(a)	7,907
138	Clifton Savings Bancorp, Inc.	1,526
276	CNB Financial Corp.	4,742
368	Cohen & Steers, Inc.	10,300
1,051	Columbia Banking System, Inc.	18,613
3,147	Corporate Office Properties Trust REIT	78,518
2,908	CubeSmart REIT	38,153
2,016	CYS Investments, Inc. REIT	27,055
6,785	DiamondRock Hospitality Co. REIT	57,537
3,321	Douglas Emmett, Inc. REIT	77,877
1,070	Dynex Capital, Inc. REIT	10,614
3,363	East West Bancorp, Inc.	71,598
737	EastGroup Properties, Inc. REIT	38,368
2,547	Eaton Vance Corp.	71,673
1,770	Education Realty Trust, Inc. REIT	18,638
652	Enterprise Financial Services Corp.	9,128
1,518	Entertainment Properties Trust REIT	67,475
705	Erie Indemnity Co., Class A	43,865
1,882	First Financial Bancorp	29,547

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
814	First Financial Bankshares, Inc.	$29,491
187	First of Long Island Corp. (The)	5,608
2,330	First Potomac Realty Trust REIT	27,750
2,302	First Republic Bank	79,074
798	Gain Capital Holdings, Inc.	3,671
473	Gladstone Commercial Corp. REIT	8,717
646	Gladstone Investment Corp.	4,780
785	Greenhill & Co., Inc.	37,460
1,288	Hancock Holding Co.	40,688
396	Heritage Financial Corp.	5,477
396	HFF, Inc., Class A(a)	5,516
1,803	Hilltop Holdings, Inc.(a)	24,503
1,167	Home Properties, Inc. REIT	70,942
789	IBERIABANK Corp.	39,284
727	Independent Bank Corp.	21,454
3,566	Jefferies Group, Inc.	50,780
490	JMP Group, Inc.	2,715
1,072	Jones Lang LaSalle, Inc.	83,337
1,054	KBW, Inc.	17,128
270	Kearny Financial Corp.	2,552
1,379	Kilroy Realty Corp. REIT	61,241
487	Lakeland Financial Corp.	12,998
2,206	LaSalle Hotel Properties REIT	52,812
1,790	LPL Financial Holdings, Inc.	52,268
622	LTC Properties, Inc. REIT	20,532
2,192	Meadowbrook Insurance Group, Inc.	12,319
868	Mid-America Apartment Communities, Inc. REIT	56,168
939	Monmouth Real Estate Investment Corp., Class A REIT	10,423
345	National Health Investors, Inc. REIT	18,426
207	National Interstate Corp.	5,372
4,282	National Penn Bancshares, Inc.	38,238
254	Nicholas Financial, Inc. (Canada)	3,305
8,751	NorthStar Realty Finance Corp. REIT	57,494
3,692	Northwest Bancshares, Inc.	43,935
2,026	Ocwen Financial Corp.(a)	78,143
258	OmniAmerican Bancorp, Inc.(a)	5,906
666	PICO Holdings, Inc.(a)	14,745
2,023	PrivateBancorp, Inc.	32,692
854	ProAssurance Corp.	76,348
475	Republic Bancorp, Inc., Class A	10,270
4,861	Resource Capital Corp. REIT	28,486
2,349	RLJ Lodging Trust REIT	41,859
230	Rockville Financial, Inc.	3,057
824	Rouse Properties, Inc. REIT	12,409
2,925	Sabra Health Care REIT, Inc.	64,994
372	Saul Centers, Inc. REIT	16,096
404	SCBT Financial Corp.	16,031
3,558	SEI Investments Co.	77,849
600	Southside Bancshares, Inc.	12,246
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
855	Sovran Self Storage, Inc. REIT	$49,419
1,313	Stifel Financial Corp.(a)	41,622
609	Sun Communities, Inc. REIT	25,566
865	Taubman Centers, Inc. REIT	67,946
1,395	TFS Financial Corp.(a)	12,485
1,686	Tower Group, Inc.	30,382
891	TowneBank	13,873
2,549	Umpqua Holdings Corp.	30,817
408	United Financial Bancorp, Inc.	6,271
1,498	Universal Insurance Holdings, Inc.	5,917
956	Virginia Commerce Bancorp, Inc.(a)	8,757
1,937	Waddell & Reed Financial, Inc., Class A	64,560
2,162	Washington REIT	55,585
415	Washington Banking Co.	5,673
2,380	Western Alliance Bancorp(a)	24,419
1,146	Winthrop Realty Trust REIT	12,537
415	World Acceptance Corp.(a)	27,705
		3,212,597
	Health Care—8.2%
3,498	Alere, Inc.(a)	67,162
400	Almost Family, Inc.(a)	8,292
257	Analogic Corp.	18,931
1,165	AngioDynamics, Inc.(a)	12,500
1,294	Arena Pharmaceuticals, Inc.(a)	10,235
562	Assisted Living Concepts, Inc., Class A	4,445
590	Bio-Rad Laboratories, Inc., Class A(a)	59,796
2,945	BioScrip, Inc.(a)	27,123
556	Chemed Corp.	37,391
171	Computer Programs & Systems, Inc.	8,346
716	Cooper Cos., Inc. (The)	68,722
135	CorVel Corp.(a)	5,742
1,703	Covance, Inc.(a)	82,953
922	CryoLife, Inc.	5,707
229	Cynosure, Inc., Class A(a)	6,032
1,127	Emeritus Corp.(a)	25,301
236	Exactech, Inc.(a)	3,941
104	Furiex Pharmaceuticals, Inc.(a)	1,994
2,468	Geron Corp.(a)	3,282
979	Greatbatch, Inc.(a)	21,518
540	Haemonetics Corp.(a)	44,118
1,214	Hanger, Inc.(a)	30,775
2,600	HealthSouth Corp.(a)	57,538
659	Integra LifeSciences Holdings Corp.(a)	25,207
266	Landauer, Inc.	15,415
884	LHC Group, Inc.(a)	15,488
838	Maxygen, Inc.	2,045
1,387	Molina Healthcare, Inc.(a)	34,772
366	Obagi Medical Products, Inc.(a)	4,513
358	OraSure Technologies, Inc.(a)	3,243
2,347	Patterson Cos., Inc.	78,390

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,802	PDL BioPharma, Inc.	$65,575
708	Providence Service Corp. (The)(a)	7,222
2,048	PSS World Medical, Inc.(a)	58,614
407	Quidel Corp.(a)	7,135
1,646	RTI Biologics, Inc.(a)	6,683
379	US Physical Therapy, Inc.	10,119
2,727	VCA Antech, Inc.(a)	53,395
1,042	West Pharmaceutical Services, Inc.	56,133
1,291	Wright Medical Group, Inc.(a)	26,233
		1,082,026
	Industrials—20.0%
422	AAON, Inc.	8,854
1,780	AAR Corp.	26,860
1,420	Actuant Corp., Class A	40,101
1,632	Aegion Corp.(a)	30,143
4,261	Aircastle Ltd. (Bermuda)	47,425
925	Altra Holdings, Inc.	16,668
259	American Railcar Industries, Inc.(a)	7,609
191	American Science & Engineering, Inc.	12,144
2,017	American Superconductor Corp.(a)	7,241
3,336	Babcock & Wilcox Co. (The)(a)	85,969
1,907	Beacon Roofing Supply, Inc.(a)	61,672
744	Blount International, Inc.(a)	9,843
302	CAI International, Inc.(a)	6,692
836	CLARCOR, Inc.	37,821
3,560	Corrections Corp. of America	119,794
373	Cubic Corp.	18,202
1,526	Curtiss-Wright Corp.	47,108
2,259	DigitalGlobe, Inc.(a)	58,598
1,491	Dolan Co. (The)(a)	6,903
837	Douglas Dynamics, Inc.	12,714
905	Dun & Bradstreet Corp. (The)	73,341
327	Dynamic Materials Corp.	4,388
622	Encore Capital Group, Inc.(a)	18,038
1,901	EnerSys(a)	65,546
676	ESCO Technologies, Inc.	25,309
1,070	Esterline Technologies Corp.(a)	61,835
3,897	Fortune Brands Home & Security, Inc.(a)	110,831
532	Forward Air Corp.	17,753
412	Franklin Electric Co., Inc.	23,871
1,726	FTI Consulting, Inc.(a)	44,807
2,460	GenCorp, Inc.(a)	21,697
3,036	Geo Group, Inc. (The)	84,158
1,016	GeoEye, Inc.(a)	31,872
574	Global Power Equipment Group, Inc.	9,701
339	Gorman-Rupp Co. (The)	9,153
414	GP Strategies Corp.(a)	7,969
4,631	GrafTech International Ltd.(a)	48,672
2,248	Great Lakes Dredge & Dock Corp.	17,872
6,091	Hawaiian Holdings, Inc.(a)	36,120
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,227	Healthcare Services Group, Inc.	$29,325
1,969	Hexcel Corp.(a)	50,328
1,210	Hill International, Inc.(a)	4,102
587	Houston Wire & Cable Co.	6,498
1,122	Hub Group, Inc., Class A(a)	34,793
878	ICF International, Inc.(a)	16,111
1,871	IDEX Corp.	79,574
274	Intersections, Inc.	2,545
1,606	J.B. Hunt Transport Services, Inc.	94,272
1,191	KAR Auction Services, Inc.(a)	23,820
942	Kaydon Corp.	21,063
1,265	Knight Transportation, Inc.	19,127
554	LB Foster Co., Class A	18,288
1,768	Lincoln Electric Holdings, Inc.	76,678
326	LMI Aerospace, Inc.(a)	6,546
2,140	Metalico, Inc.(a)	4,558
1,219	Mobile Mini, Inc.(a)	21,235
1,657	Moog, Inc., Class A(a)	61,326
663	MSC Industrial Direct Co., Inc., Class A	49,460
348	Multi-Color Corp.	7,907
294	National Presto Industries, Inc.	21,859
719	Nordson Corp.	42,443
1,307	Old Dominion Freight Line, Inc.(a)	43,837
1,073	On Assignment, Inc.(a)	20,473
2,736	Orbital Sciences Corp.(a)	36,662
442	Powell Industries, Inc.(a)	17,583
1,028	Regal-Beloit Corp.	67,005
434	Robbins & Myers, Inc.	25,728
240	Sauer-Danfoss, Inc.	9,614
504	Standard Parking Corp.(a)	11,516
1,979	Sykes Enterprises, Inc.(a)	26,954
1,253	Taser International, Inc.(a)	9,786
990	Teledyne Technologies, Inc.(a)	63,390
1,922	Tetra Tech, Inc.(a)	49,857
305	Textainer Group Holdings Ltd.	9,211
212	Thermon Group Holdings, Inc.(a)	5,266
744	Titan International, Inc.	15,609
594	TRC Cos., Inc.(a)	4,283
274	Trex Co., Inc.(a)	9,574
441	UniFirst Corp.	30,680
671	Vicor Corp.(a)	4,281
894	WABCO Holdings, Inc.(a)	52,362
730	Watsco, Inc.	49,895
		2,630,718
	Information Technology—13.0%
427	ACI Worldwide, Inc.(a)	16,696
928	Actuate Corp.(a)	4,946
1,007	ADTRAN, Inc.	17,008
1,363	Advanced Energy Industries, Inc.(a)	16,097
744	Aeroflex Holding Corp.(a)	4,732

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
686	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	$5,845
464	Anaren, Inc.(a)	8,366
4,619	Arris Group, Inc.(a)	63,465
6,077	Atmel Corp.(a)	28,349
898	ATMI, Inc.(a)	17,736
361	Badger Meter, Inc.	15,465
1,104	Booz Allen Hamilton Holding Corp.	14,772
1,535	Brooks Automation, Inc.	11,083
647	Cabot Microelectronics Corp.	19,281
3,189	Cadence Design Systems, Inc.(a)	40,373
171	Cass Information Systems, Inc.	7,177
470	Cognex Corp.	17,136
465	Coherent, Inc.(a)	21,227
429	Computer Task Group, Inc.(a)	8,001
1,071	Comtech Telecommunications Corp.	26,957
5,297	Comverse Technology, Inc.(a)	34,907
631	Cymer, Inc.(a)	50,284
2,050	Cypress Semiconductor Corp.	20,316
594	Echelon Corp.(a)	1,966
1,840	EchoStar Corp., Class A(a)	58,438
885	Electro Scientific Industries, Inc.	9,452
2,915	Entegris, Inc.(a)	23,932
805	EPIQ Systems, Inc.	9,829
1,911	Euronet Worldwide, Inc.(a)	38,774
1,074	Exar Corp.(a)	9,183
501	Forrester Research, Inc.	14,499
1,226	Global Payments, Inc.	52,412
724	GSI Group, Inc. (Canada)(a)	5,626
1,026	Heartland Payment Systems, Inc.	26,758
1,364	Internap Network Services Corp.(a)	9,343
1,167	Intevac, Inc.(a)	5,835
1,621	Itron, Inc.(a)	66,558
714	Ixia(a)	10,003
1,379	Jack Henry & Associates, Inc.	52,402
182	Keynote Systems, Inc.	2,601
1,648	Kopin Corp.(a)	6,196
10,578	LSI Corp.(a)	72,459
1,724	MagnaChip Semiconductor Corp.(a)	19,395
269	Manhattan Associates, Inc.(a)	16,140
1,244	ManTech International Corp., Class A	28,575
571	MAXIMUS, Inc.	31,508
2,584	Mentor Graphics Corp.(a)	40,104
988	Micrel, Inc.	9,574
95	MicroStrategy, Inc., Class A(a)	8,975
1,370	MKS Instruments, Inc.	32,373
247	MoneyGram International, Inc.(a)	3,838
720	Move, Inc.(a)	5,969
356	Multi-Fineline Electronix, Inc.(a)	7,526
1,030	Newport Corp.(a)	11,145
1,859	OmniVision Technologies, Inc.(a)	26,584
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
705	Perficient, Inc.(a)	$8,016
1,076	Pericom Semiconductor Corp.(a)	8,317
1,445	Plexus Corp.(a)	38,885
4,059	Power-One, Inc.(a)	16,358
1,435	Progress Software Corp.(a)	28,298
2,284	QLogic Corp.(a)	21,424
1,141	RealNetworks, Inc.(a)	8,637
8,407	RF Micro Devices, Inc.(a)	37,075
526	Rosetta Stone, Inc.(a)	6,159
1,288	ScanSource, Inc.(a)	37,674
1,168	SeaChange International, Inc.(a)	10,570
2,931	Sigma Designs, Inc.(a)	17,410
551	Silicon Laboratories, Inc.(a)	22,271
5,000	Sonus Networks, Inc.(a)	9,300
1,301	STEC, Inc.(a)	7,637
2,082	STR Holdings, Inc.(a)	4,476
3,730	SunPower Corp.(a)	16,076
691	Sycamore Networks, Inc.	3,994
639	TechTarget, Inc.(a)	3,054
3,912	Teradyne, Inc.(a)	57,193
5,870	TriQuint Semiconductor, Inc.(a)	27,589
2,005	TTM Technologies, Inc.(a)	18,045
904	Ultra Clean Holdings, Inc.(a)	4,186
1,321	ValueClick, Inc.(a)	22,021
1,160	Veeco Instruments, Inc.(a)	35,612
1,117	Zebra Technologies Corp., Class A(a)	40,134
226	Zygo Corp.(a)	4,208
		1,702,810
	Materials—6.7%
904	AMCOL International Corp.	28,548
349	American Vanguard Corp.	12,470
1,547	AptarGroup, Inc.	79,330
334	Arabian American Development Co.(a)	2,852
894	Buckeye Technologies, Inc.	23,423
1,284	Calgon Carbon Corp.(a)	15,909
1,172	Clearwater Paper Corp.(a)	46,341
763	Compass Minerals International, Inc.	60,162
120	Deltic Timber Corp.	8,143
11,627	Golden Star Resources Ltd. (Canada)(a)	23,254
6,891	Graphic Packaging Holding Co.(a)	40,795
236	Hawkins, Inc.	9,228
247	Haynes International, Inc.	12,518
1,870	Horsehead Holding Corp.(a)	16,923
642	Innophos Holdings, Inc.	30,591
856	Kaiser Aluminum Corp.	51,856
854	Koppers Holdings, Inc.	30,488
1,367	Kraton Performance Polymers, Inc.(a)	29,828
358	Kronos Worldwide, Inc.	4,779
1,051	Materion Corp.	22,018
410	Quaker Chemical Corp.	21,726

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
788	Schweitzer-Mauduit International, Inc.	$27,604
1,348	Silgan Holdings, Inc.	58,382
297	Stepan Co.	28,453
2,243	Stillwater Mining Co.(a)	23,350
3,092	SunCoke Energy, Inc.(a)	49,688
1,932	Titanium Metals Corp.	22,624
914	TPC Group, Inc.(a)	41,112
240	Universal Stainless & Alloy Products, Inc.(a)	8,256
426	Westlake Chemical Corp.	32,402
818	Zep, Inc.	11,722
		874,775
	Telecommunication Services—1.1%
344	Atlantic Tele-Network, Inc.	14,255
1,727	Cbeyond, Inc.(a)	13,229
13,257	Cincinnati Bell, Inc.(a)	69,069
5,234	Clearwire Corp., Class A(a)	10,468
4,367	Leap Wireless International, Inc.(a)	23,320
1,182	NTELOS Holdings Corp.	18,025
		148,366
	Utilities—2.1%
3,715	Aqua America, Inc.	94,324
200	Artesian Resources Corp., Class A	4,602
3,009	Atlantic Power Corp. (Canada)	45,195
342	Chesapeake Utilities Corp.	16,064
1,986	Cleco Corp.	85,696
267	Connecticut Water Service, Inc.	8,178
589	Ormat Technologies, Inc.	11,209
404	Unitil Corp.	10,742
320	York Water Co.	5,558
		281,568
Total Common Stocks and Other Equity Interests	(Cost $13,102,760)	13,135,116
	Money Market Fund—0.4%
50,789	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $50,789)	50,789
	Total Investments (Cost $13,153,549)—100.4%	13,185,905
	Liabilities in excess of other assets—(0.4)%	(48,381)
	Net Assets—100.0%	$13,137,524

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

29

Portfolio Composition

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Information Technology	22.2
Financials	15.8
Health Care	15.6
Consumer Discretionary	14.6
Industrials	13.3
Energy	7.0
Materials	6.4
Telecommunication Services	2.3
Consumer Staples	1.8
Utilities	0.9
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—14.6%
1,942	AMC Networks, Inc., Class A(a)	$90,730
542	American Public Education, Inc.(a)	19,745
7,996	Ascena Retail Group, Inc.(a)	158,321
2,831	Bally Technologies, Inc.(a)	141,324
890	BJ's Restaurants, Inc.(a)	29,415
945	Black Diamond, Inc.(a)	8,978
476	Body Central Corp.(a)	4,755
1,078	Bravo Brio Restaurant Group, Inc.(a)	14,230
700	Bridgepoint Education, Inc.(a)	7,000
642	Buffalo Wild Wings, Inc.(a)	48,760
1,111	Capella Education Co.(a)	34,685
3,187	Carter's, Inc.(a)	172,289
1,987	Coinstar, Inc.(a)	93,270
4,360	Crocs, Inc.(a)	54,936
1,784	Deckers Outdoor Corp.(a)	51,076
4,613	DeVry, Inc.	121,137
1,528	Dorman Products, Inc.(a)	46,680
1,979	DSW, Inc., Class A	123,866
678	Francesca's Holdings Corp.(a)	20,021
636	Gentherm, Inc.(a)	7,645
995	Gordmans Stores, Inc.(a)	14,985
2,028	Grand Canyon Education, Inc.(a)	44,129
1,175	Hibbett Sports, Inc.(a)	63,438
6,955	Iconix Brand Group, Inc.(a)	128,737
1,104	iRobot Corp.(a)	19,839
2,001	Jos. A. Bank Clothiers, Inc.(a)	93,627
1,208	K12, Inc.(a)	24,728
2,992	Life Time Fitness, Inc.(a)	134,311
15,271	LKQ Corp.(a)	319,011
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,847	Lumber Liquidators Holdings, Inc.(a)	$103,100
4,510	Madison Square Garden Co. (The), Class A(a)	185,632
1,212	Monro Muffler Brake, Inc.	41,111
726	Morningstar, Inc.	45,723
894	Panera Bread Co., Class A(a)	150,764
1,518	Rue21, Inc.(a)	45,707
4,347	Scripps Networks Interactive, Inc., Class A	263,950
2,214	SHFL entertainment, Inc.(a)	31,284
1,153	Shutterfly, Inc.(a)	34,890
3,887	Sotheby's	121,002
1,331	Steven Madden Ltd.(a)	57,127
519	Sturm Ruger & Co., Inc.	24,512
1,288	Tempur-Pedic International, Inc.(a)	34,055
223	Tesla Motors, Inc.(a)	6,273
2,804	TripAdvisor, Inc.(a)	84,933
1,816	True Religion Apparel, Inc.	46,580
980	Ulta Salon, Cosmetics & Fragrance, Inc.	90,376
1,565	Under Armour, Inc., Class A(a)	81,787
7,832	Urban Outfitters, Inc.(a)	280,072
477	Vera Bradley, Inc.(a)	14,219
986	Vitacost.Com, Inc.(a)	6,310
1,460	Vitamin Shoppe, Inc.(a)	83,570
1,077	Zumiez, Inc.(a)	27,259
		3,951,904
	Consumer Staples—1.8%
292	Boston Beer Co., Inc. (The), Class A(a)	31,413
322	Chefs' Warehouse, Inc. (The)(a)	4,972
5,361	Darling International, Inc.(a)	88,617
944	Fresh Market, Inc. (The)(a)	53,534
955	Medifast, Inc.(a)	24,372

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
682	PriceSmart, Inc.	$56,599
5,282	Smart Balance, Inc.(a)	62,856
1,301	Synutra International, Inc.(a)	5,451
3,176	TreeHouse Foods, Inc.(a)	170,075
		497,889
	Energy—7.0%
2,829	Abraxas Petroleum Corp.(a)	5,856
2,642	Amyris, Inc.(a)	6,790
146	Apco Oil and Gas International, Inc. (Cayman Islands)	1,856
912	Approach Resources, Inc.(a)	22,462
3,692	Atwood Oceanics, Inc.(a)	176,478
495	Bonanza Creek Energy, Inc.(a)	12,261
5,286	BPZ Resources, Inc.(a)	15,224
708	C&J Energy Services, Inc.(a)	13,721
754	CARBO Ceramics, Inc.	55,758
2,046	Carrizo Oil & Gas, Inc.(a)	54,874
1,281	Clean Energy Fuels Corp.(a)	14,667
1,726	Cobalt International Energy, Inc.(a)	35,918
675	Contango Oil & Gas Co.(a)	33,183
552	Continental Resources, Inc.(a)	39,667
4,955	Dresser-Rand Group, Inc.(a)	255,331
1,600	Dril-Quip, Inc.(a)	110,816
2,380	Endeavour International Corp.(a)	17,279
386	Geospace Technologies Corp.(a)	24,986
1,775	Goodrich Petroleum Corp.(a)	21,886
926	Gulfport Energy Corp.(a)	30,725
4,327	Heckmann Corp.(a)	15,144
2,383	Kodiak Oil & Gas Corp. (Canada)(a)	22,019
1,058	Magnum Hunter Resources Corp.(a)	4,042
8,213	McMoRan Exploration Co.(a)	97,981
4,390	Miller Energy Resources, Inc.(a)	19,843
770	Mitcham Industries, Inc.(a)	10,433
1,453	Northern Oil And Gas, Inc.(a)	22,027
1,374	Oasis Petroleum, Inc.(a)	40,354
5,554	Rentech, Inc.(a)	14,329
3,240	Resolute Energy Corp.(a)	28,771
2,179	Rex Energy Corp.(a)	28,850
2,042	Rosetta Resources, Inc.(a)	94,014
3,778	RPC, Inc.	43,296
31,165	SandRidge Energy, Inc.(a)	193,846
819	TGC Industries, Inc.(a)	6,028
9,972	Ultra Petroleum Corp.(a)	227,461
29,040	Vantage Drilling Co. (Cayman Islands)(a)	53,434
406	Voc Energy Trust	5,822
		1,877,432
	Financials—15.8%
1,782	1st United Bancorp, Inc.(a)	10,710
69	Alexander's, Inc. REIT	30,633
3,938	American Campus Communities, Inc. REIT	178,431
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,896	AmTrust Financial Services, Inc.	$45,883
1,204	ARMOUR Residential REIT, Inc.	8,669
1,546	Bank of the Ozarks, Inc.	50,616
2,080	Beneficial Mutual Bancorp, Inc.(a)	19,718
14,865	BioMed Realty Trust, Inc. REIT	284,219
757	BofI Holding, Inc.(a)	21,287
2,044	Campus Crest Communities, Inc. REIT	22,668
987	Chatham Lodging Trust REIT	12,782
1,178	Colony Financial, Inc. REIT	23,572
941	Coresite Realty Corp. REIT	21,389
240	Credit Acceptance Corp.(a)	19,596
2,014	CreXus Investment Corp. REIT	22,658
4,277	DFC Global Corp.(a)	72,067
193	Diamond Hill Investment Group	14,857
1,782	Duff & Phelps Corp., Class A	22,150
3,219	DuPont Fabros Technology, Inc. REIT	69,080
1,026	Eagle Bancorp, Inc.(a)	21,402
1,496	eHealth, Inc.(a)	32,463
314	Epoch Holding Corp.	6,883
1,160	Equity Lifestyle Properties, Inc. REIT	78,103
1,032	Evercore Partners, Inc., Class A	28,793
1,106	Excel Trust, Inc. REIT	13,604
5,391	Extra Space Storage, Inc. REIT	185,936
2,544	EZCORP, Inc., Class A(a)	50,015
871	Financial Engines, Inc.(a)	20,913
1,220	First Cash Financial Services, Inc.(a)	54,485
1,058	First Connecticut Bancorp, Inc.	14,484
772	Fox Chase Bancorp, Inc.	12,012
643	Franklin Financial Corp.(a)	11,079
2,293	Government Properties Income Trust REIT	50,882
655	Green Dot Corp., Class A(a)	6,674
7,621	Hatteras Financial Corp. REIT	207,825
4,479	Hercules Technology Growth Capital, Inc.	48,373
16,058	Hersha Hospitality Trust REIT	73,385
1,460	Home BancShares, Inc.	50,574
1,441	Hudson Pacific Properties, Inc. REIT	27,336
2,327	ICG Group, Inc.(a)	24,387
1,071	INTL FCStone, Inc.(a)	19,846
6,199	Invesco Mortgage Capital, Inc. REIT(b)	132,845
2,559	Investors Bancorp, Inc.	46,036
1,157	Kennedy-Wilson Holdings, Inc.	16,429
571	MarketAxess Holdings, Inc.	17,838
11,249	Medical Properties Trust, Inc. REIT	129,139
396	Meridian Interstate Bancorp, Inc.(a)	6,688
7,649	National Retail Properties, Inc. REIT	242,320
1,380	Netspend Holdings, Inc.(a)	14,780
2,045	NewStar Financial, Inc.(a)	25,563
901	Northfield Bancorp, Inc.	14,632
7,959	OMEGA Healthcare Investors, Inc. REIT	182,580
2,989	Oritani Financial Corp.	45,672
2,588	Pebblebrook Hotel Trust REIT	54,917

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,805	Pinnacle Financial Partners, Inc.(a)	$74,388
3,569	Prosperity Bancshares, Inc.	149,398
1,338	Safeguard Scientifics, Inc.(a)	21,207
12,684	Senior Housing Properties Trust REIT	278,794
2,080	Signature Bank(a)	148,179
3,115	SVB Financial Group(a)	176,278
4,263	Tanger Factory Outlet Centers, Inc. REIT	134,157
687	Tejon Ranch Co.(a)	20,569
750	Territorial Bancorp, Inc.	16,950
2,119	Texas Capital Bancshares, Inc.(a)	100,589
3,210	Two Harbors Investment Corp. REIT	38,295
2,088	ViewPoint Financial Group, Inc.	43,430
132	Virtus Investment Partners, Inc.(a)	12,672
850	Walker & Dunlop, Inc.(a)	14,119
2,443	Walter Investment Management Corp.(a)	118,070
331	Westwood Holdings Group, Inc.	12,849
		4,279,822
	Health Care—15.6%
859	Abaxis, Inc.(a)	31,594
480	ABIOMED, Inc.(a)	9,513
867	Accretive Health, Inc.(a)	10,222
2,931	Accuray, Inc.(a)	20,400
598	Acorda Therapeutics, Inc.(a)	14,322
783	Affymax, Inc.(a)	17,844
575	Air Methods Corp.(a)	63,037
617	Akorn, Inc.(a)	7,410
1,554	Align Technology, Inc.(a)	41,305
7,092	Allscripts Healthcare Solutions, Inc.(a)	91,629
1,000	Alnylam Pharmaceuticals, Inc.(a)	16,170
5,005	Alphatec Holdings, Inc.(a)	8,609
1,172	AMAG Pharmaceuticals, Inc.(a)	18,142
474	Ariad Pharmaceuticals, Inc.(a)	10,215
1,908	ArthroCare Corp.(a)	57,393
5,845	Astex Pharmaceuticals(a)	13,911
327	athenahealth, Inc.(a)	21,023
80	Atrion Corp.	16,259
675	Auxilium Pharmaceuticals, Inc.(a)	13,824
1,354	BioCryst Pharmaceuticals, Inc.(a)	3,940
1,990	BioMarin Pharmaceutical, Inc.(a)	73,710
1,457	Bio-Reference Labs, Inc.(a)	40,446
3,460	Bruker Corp.(a)	41,831
1,712	Cadence Pharmaceuticals, Inc.(a)	6,060
1,026	Cantel Medical Corp.	26,686
2,730	Catamaran Corp. (Canada)(a)	128,747
1,667	Celldex Therapeutics, Inc.(a)	9,185
5,233	Centene Corp.(a)	198,749
457	Cepheid, Inc.(a)	13,852
1,401	Chindex International, Inc.(a)	14,528
2,140	Codexis, Inc.(a)	5,564
1,227	Conceptus, Inc.(a)	23,117
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,360	Cubist Pharmaceuticals, Inc.(a)	$101,244
597	Cyberonics, Inc.(a)	27,611
3,749	Dendreon Corp.(a)	14,246
2,530	Emergent Biosolutions, Inc.(a)	33,624
626	Endologix, Inc.(a)	8,426
1,343	Ensign Group, Inc. (The)	39,162
703	Exact Sciences Corp.(a)	6,650
1,265	ExamWorks Group, Inc.(a)	17,735
219	Genomic Health, Inc.(a)	6,844
328	HealthStream, Inc.(a)	8,377
166	HeartWare International, Inc.(a)	13,941
511	Hi-Tech Pharmacal Co., Inc.(a)	16,020
1,485	HMS Holdings Corp.(a)	34,289
857	ICU Medical, Inc.(a)	50,846
1,743	IDEXX Laboratories, Inc.(a)	167,677
732	Immunogen, Inc.(a)	8,110
4,023	Impax Laboratories, Inc.(a)	85,489
368	Insulet Corp.(a)	7,805
1,214	InterMune, Inc.(a)	9,651
926	IPC The Hospitalist Co., Inc.(a)	31,938
584	Ironwood Pharmaceuticals, Inc.(a)	6,792
2,635	Isis Pharmaceuticals, Inc.(a)	22,793
5,219	Lexicon Pharmaceuticals, Inc.(a)	10,803
1,035	Luminex Corp.(a)	16,643
213	MAKO Surgical Corp.(a)	3,227
3,534	Masimo Corp.(a)	77,642
4,177	MedAssets, Inc.(a)	74,058
2,137	Medicines Co. (The)(a)	46,843
2,809	Medicis Pharmaceutical Corp., Class A	121,939
421	Medidata Solutions, Inc.(a)	17,690
3,232	MEDNAX, Inc.(a)	222,943
2,575	Meridian Bioscience, Inc.	50,856
2,978	Merit Medical Systems, Inc.(a)	43,002
2,516	Metropolitan Health Networks, Inc.(a)	27,500
1,053	Momenta Pharmaceuticals, Inc.(a)	13,352
776	MWI Veterinary Supply, Inc.(a)	81,495
2,804	Myriad Genetics, Inc.(a)	73,381
3,295	Natus Medical, Inc.(a)	37,233
1,944	Nektar Therapeutics(a)	17,496
757	Neogen Corp.(a)	32,392
3,235	NuVasive, Inc.(a)	46,649
843	NxStage Medical, Inc.(a)	9,442
2,372	Omnicell, Inc.(a)	34,584
1,627	Onyx Pharmaceuticals, Inc.(a)	127,492
4,328	Pacific Biosciences of California, Inc.(a)	5,626
2,413	Pain Therapeutics, Inc.(a)	11,269
4,569	PAREXEL International Corp.(a)	140,223
1,364	Quality Systems, Inc.	23,802
490	Questcor Pharmaceuticals, Inc.	12,485
6,652	ResMed, Inc.	265,681
1,631	Rigel Pharmaceuticals, Inc.(a)	14,532

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
879	Salix Pharmaceuticals Ltd.(a)	$34,316
1,430	Santarus, Inc.(a)	13,056
1,435	Sciclone Pharmaceuticals, Inc.(a)	7,907
805	Seattle Genetics, Inc.(a)	20,254
3,253	Sequenom, Inc.(a)	10,117
2,854	Sirona Dental Systems, Inc.(a)	163,420
3,047	Solta Medical, Inc.(a)	8,989
1,382	Spectranetics Corp.(a)	20,122
518	Spectrum Pharmaceuticals, Inc.(a)	5,781
313	Synageva Biopharma Corp.(a)	13,234
948	Targacept, Inc.(a)	3,868
2,195	Team Health Holdings, Inc.(a)	58,409
1,282	Techne Corp.	86,355
2,291	Thoratec Corp.(a)	81,789
1,804	United Therapeutics Corp.(a)	82,389
771	Vascular Solutions, Inc.(a)	11,619
4,047	ViroPharma, Inc.(a)	102,187
584	VIVUS, Inc.(a)	8,702
1,370	Volcano Corp.(a)	39,209
		4,220,510
	Industrials—13.3%
539	Acacia Research Corp.(a)	13,998
791	Advisory Board Co. (The)(a)	37,572
1,140	Aerovironment, Inc.(a)	25,069
923	Allegiant Travel Co.(a)	67,139
998	Ameresco, Inc., Class A(a)	11,038
477	Argan, Inc.	8,486
74	Astronics Corp., Class B(a)	1,691
496	Astronics Corp.(a)	11,512
1,759	AZZ, Inc.	69,375
1,341	Chart Industries, Inc.(a)	94,929
2,089	Clean Harbors, Inc.(a)	121,893
1,597	Colfax Corp.(a)	54,921
6,290	Copart, Inc.(a)	181,089
799	DXP Enterprises, Inc.(a)	39,335
686	Echo Global Logistics, Inc.(a)	11,532
2,543	EnerNOC, Inc.(a)	31,330
713	Exponent, Inc.(a)	39,201
3,959	Furmanite Corp.(a)	19,993
2,875	Gardner Denver, Inc.	199,324
2,044	Genesee & Wyoming, Inc., Class A(a)	148,129
502	Graham Corp.	9,021
1,352	HEICO Corp.	52,228
2,015	Huron Consulting Group, Inc.(a)	58,133
629	IHS, Inc., Class A(a)	53,081
2,417	II-VI, Inc.(a)	39,905
2,290	InnerWorkings, Inc.(a)	33,022
1,580	KEYW Holding Corp. (The)(a)	19,181
2,988	Kirby Corp.(a)	171,750
619	Lindsay Corp.	47,273
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,293	MasTec, Inc.(a)	$141,970
928	Middleby Corp. (The)(a)	115,954
765	Mistras Group, Inc.(a)	16,899
2,625	Nielsen Holdings NV (Netherlands)(a)	75,915
544	PMFG, Inc.(a)	3,536
2,691	Polypore International, Inc.(a)	94,938
899	Portfolio Recovery Associates, Inc.(a)	94,080
1,421	Primoris Services Corp.	19,851
1,672	Raven Industries, Inc.	45,629
1,287	RBC Bearings, Inc.(a)	63,912
1,491	Roadrunner Transportation Systems, Inc.(a)	25,988
2,593	Rollins, Inc.	58,783
1,923	Spirit Airlines, Inc.(a)	33,749
824	Sun Hydraulics Corp.	21,951
1,565	Team, Inc.(a)	51,301
1,868	Titan Machinery, Inc.(a)	44,178
2,920	Towers Watson & Co., Class A	156,833
3,110	Triumph Group, Inc.	203,456
1,381	Valmont Industries, Inc.	186,573
1,895	Wabtec Corp.	155,200
5,435	Waste Connections, Inc.	178,431
3,311	Wesco Aircraft Holdings, Inc.(a)	44,202
2,229	Woodward, Inc.	74,672
		3,579,151
	Information Technology—22.2%
690	3D Systems Corp.(a)	30,015
1,465	Accelrys, Inc.(a)	13,112
1,269	Acme Packet, Inc.(a)	20,989
1,529	Advent Software, Inc.(a)	33,179
11,007	ANADIGICS, Inc.(a)	16,070
1,577	Ancestry.com, Inc.(a)	49,833
843	Aruba Networks, Inc.(a)	15,317
1,503	Aspen Technology, Inc.(a)	37,244
2,553	AXT, Inc.(a)	8,195
1,172	Bankrate, Inc.(a)	12,576
1,712	Blackbaud, Inc.	40,694
863	Bottomline Technologies, Inc.(a)	20,194
1,684	Calix, Inc.(a)	11,199
1,681	Cardtronics, Inc.(a)	47,757
727	Cavium, Inc.(a)	24,122
630	CEVA, Inc.(a)	9,545
3,605	Ciena Corp.(a)	44,738
2,153	Cirrus Logic, Inc.(a)	87,756
605	CommVault Systems, Inc.(a)	37,794
975	comScore, Inc.(a)	13,816
945	Concur Technologies, Inc.(a)	62,587
487	Constant Contact, Inc.(a)	6,010
773	CoStar Group, Inc.(a)	64,082
3,582	Cray, Inc.(a)	43,593
7,668	Cree, Inc.(a)	232,571

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,407	Datalink Corp.(a)	$11,453
1,812	DealerTrack Holdings, Inc.(a)	49,522
1,132	Demand Media, Inc.(a)	9,656
2,512	Dice Holdings, Inc.(a)	22,181
3,037	Diodes, Inc.(a)	46,041
2,791	Dolby Laboratories, Inc., Class A(a)	88,168
735	DTS, Inc.(a)	15,420
1,095	Ebix, Inc.	23,860
3,951	Entropic Communications, Inc.(a)	19,004
749	Envestnet, Inc.(a)	10,471
956	ExlService Holdings, Inc.(a)	28,336
1,380	FactSet Research Systems, Inc.	124,959
540	FARO Technologies, Inc.(a)	21,708
2,105	FEI Co.	115,880
5,217	Finisar Corp.(a)	60,100
692	FleetCor Technologies, Inc.(a)	32,808
9,503	FLIR Systems, Inc.	184,643
981	Fortinet, Inc.(a)	19,002
2,831	Gartner, Inc.(a)	131,387
1,531	Globecomm Systems, Inc.(a)	16,611
10,609	GT Advanced Technologies, Inc.(a)	46,043
10,910	Harmonic, Inc.(a)	47,349
568	Higher One Holdings, Inc.(a)	7,174
981	Hittite Microwave Corp.(a)	55,564
1,124	iGATE Corp.(a)	18,040
5,400	Infinera Corp.(a)	26,568
976	Informatica Corp.(a)	26,489
654	Inphi Corp.(a)	5,474
1,193	Integrated Silicon Solution, Inc.(a)	10,200
437	Interactive Intelligence Group, Inc.(a)	13,857
1,785	InterDigital, Inc.	67,991
7,960	IntraLinks Holdings, Inc.(a)	44,496
562	IPG Photonics Corp.(a)	29,831
2,082	IXYS Corp.(a)	19,821
2,318	j2 Global, Inc.	69,633
3,528	JDA Software Group, Inc.(a)	134,558
11,336	JDS Uniphase Corp.(a)	109,846
788	Kenexa Corp.(a)	36,217
2,140	KIT Digital, Inc.(a)	5,949
4,946	Kulicke & Soffa Industries, Inc.(a)	50,746
6,570	Lattice Semiconductor Corp.(a)	25,492
4,258	Limelight Networks, Inc.(a)	8,984
413	Liquidity Services, Inc.(a)	17,028
1,110	Littelfuse, Inc.	59,496
820	LivePerson, Inc.(a)	12,866
374	LogMeIn, Inc.(a)	9,230
620	Loral Space & Communications, Inc.	48,769
3,467	LTX-Credence Corp.(a)	19,311
522	Maxwell Technologies, Inc.(a)	3,398
1,030	Measurement Specialties, Inc.(a)	33,588
2,673	MICROS Systems, Inc.(a)	121,328
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,935	Microsemi Corp.(a)	$94,752
2,049	Mindspeed Technologies, Inc.(a)	6,987
1,294	MIPS Technologies, Inc.(a)	9,045
1,802	Monolithic Power Systems, Inc.(a)	35,013
1,978	Monotype Imaging Holdings, Inc.	30,283
1,084	Nanometrics, Inc.(a)	14,916
4,352	National Instruments Corp.	102,533
2,377	NETGEAR, Inc.(a)	84,407
1,833	NetScout Systems, Inc.(a)	45,330
3,270	NeuStar, Inc., Class A(a)	119,649
2,571	NIC, Inc.	36,765
183	NVE Corp.(a)	9,479
7,035	Oclaro, Inc.(a)	13,859
724	OCZ Technology Group, Inc.(a)	977
256	OpenTable, Inc.(a)	12,024
1,470	Oplink Communications, Inc.(a)	21,844
563	OPNET Technologies, Inc.	23,888
927	OSI Systems, Inc.(a)	73,465
5,289	Parametric Technology Corp.(a)	106,732
363	Pegasystems, Inc.	8,520
18,462	PMC – Sierra, Inc.(a)	86,402
9,271	Polycom, Inc.(a)	92,895
1,060	Power Integrations, Inc.	31,355
413	PROS Holdings, Inc.(a)	7,983
722	QLIK Technologies, Inc.(a)	13,292
3,038	QuinStreet, Inc.(a)	18,593
1,432	Rackspace Hosting, Inc.(a)	91,204
5,731	Rambus, Inc.(a)	27,738
1,075	RealD, Inc.(a)	10,051
581	RealPage, Inc.(a)	12,683
2,160	Riverbed Technology, Inc.(a)	39,895
5,459	Rovi Corp.(a)	73,860
1,623	Rubicon Technology, Inc.(a)	14,104
2,319	Rudolph Technologies, Inc.(a)	22,054
718	Saba Software, Inc.(a)	7,238
5,636	Sapient Corp.(a)	57,938
2,599	Semtech Corp.(a)	64,897
493	ServiceSource International, Inc.(a)	4,442
2,170	ShoreTel, Inc.(a)	9,613
2,753	Silicon Graphics International Corp.(a)	21,253
6,574	Skyworks Solutions, Inc.(a)	153,832
639	SolarWinds, Inc.(a)	32,327
1,802	Solera Holdings, Inc.	84,352
345	Sourcefire, Inc.(a)	14,763
3,203	SS&C Technologies Holdings, Inc.(a)	76,968
323	Stamps.com, Inc.(a)	8,889
2,128	Super Micro Computer, Inc.(a)	16,833
1,414	Synaptics, Inc.(a)	32,748
834	Synchronoss Technologies, Inc.(a)	17,089
770	Syntel, Inc.	45,900
1,719	TeleNav, Inc.(a)	12,102
See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,272	Tessera Technologies, Inc.	$88,874
4,106	TIBCO Software, Inc.(a)	103,512
2,155	TiVo, Inc.(a)	21,873
280	Travelzoo, Inc.(a)	4,998
814	Tyler Technologies, Inc.(a)	38,917
228	Ultimate Software Group, Inc. (The)(a)	23,110
276	Ultratech, Inc.(a)	8,531
1,721	VASCO Data Security International, Inc.(a)	12,185
1,646	VeriFone Systems, Inc.(a)	48,788
1,033	Verint Systems, Inc.(a)	28,170
2,374	ViaSat, Inc.(a)	92,206
1,524	Virtusa Corp.(a)	26,152
889	Vocus, Inc.(a)	15,780
616	Volterra Semiconductor Corp.(a)	11,193
746	Web.com Group, Inc.(a)	11,772
3,518	WebMD Health Corp.(a)	52,453
1,820	Websense, Inc.(a)	24,060
1,684	WEX, Inc.(a)	124,246
2,458	XO Group, Inc.(a)	19,787
		6,009,902
	Materials—6.4%
1,149	Allied Nevada Gold Corp.(a)	42,421
1,082	Balchem Corp.	37,686
7,579	Coeur d'Alene Mines Corp.(a)	234,267
1,086	Flotek Industries, Inc.(a)	12,065
1,067	FutureFuel Corp.	12,580
2,443	General Moly, Inc.(a)	9,039
3,014	Globe Specialty Metals, Inc.	45,300
1,368	Golden Minerals Co.(a)	5,978
23,596	Hecla Mining Co.	155,262
3,024	Intrepid Potash, Inc.(a)	65,712
5,514	Jaguar Mining, Inc. (Canada)(a)	5,735
3,379	KapStone Paper and Packaging Corp.(a)	74,237
636	KMG Chemicals, Inc.	10,863
1,272	LSB Industries, Inc.(a)	51,223
937	Molycorp, Inc.(a)	9,745
643	NewMarket Corp.	174,452
3,495	Rock-Tenn Co., Class A	255,799
1,541	Royal Gold, Inc.	135,731
130	United States Lime & Minerals, Inc.(a)	5,695
2,135	Vista Gold Corp. (Canada)(a)	7,110
4,015	W.R. Grace & Co.(a)	257,602
3,275	Walter Energy, Inc.	114,494
2,516	Zoltek Cos., Inc.(a)	17,235
		1,740,231
	Telecommunication Services—2.3%
1,697	Cogent Communications Group, Inc.	36,842
5,274	Iridium Communications, Inc.(a)	38,975
11,173	Level 3 Communications, Inc.(a)	229,047
3,494	Neutral Tandem, Inc.	16,142
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,739	ORBCOMM, Inc.(a)	$9,587
10,379	tw telecom, inc.(a)	264,353
12,224	Vonage Holdings Corp.(a)	27,748
		622,694
	Utilities—0.9%
2,897	ITC Holdings Corp.	230,659
Total Common Stocks and Other Equity Interests	(Cost $27,675,529)	27,010,194
	Money Market Fund—0.1%
26,752	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $26,752)	26,752
	Total Investments (Cost $27,702,281)—100.0%	27,036,946
	Liabilities in excess of other assets—(0.0)%	(9,222)
	Net Assets—100.0%	$27,027,724

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco, Ltd. and therefore, are considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

35

Portfolio Composition

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	25.7
Consumer Discretionary	20.9
Industrials	20.0
Information Technology	8.2
Materials	6.4
Health Care	5.4
Utilities	5.3
Energy	3.9
Consumer Staples	3.3
Telecommunication Services	0.9
Money Market Fund	4.6
Liabilities in excess of other assets	(4.6)

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.9%
5,018	1-800-FLOWERS.COM, Inc., Class A(a)	$18,215
5,129	American Axle & Manufacturing Holdings, Inc.(a)	55,752
6,277	American Greetings Corp., Class A(b)	107,776
4,718	Ameristar Casinos, Inc.	86,104
4,561	ANN, Inc.(a)	160,365
930	Arbitron, Inc.	33,815
398	Arctic Cat, Inc.(a)	14,435
4,047	Asbury Automotive Group, Inc.(a)	128,371
743	Ascent Capital Group, Inc., Class A(a)	44,171
11,379	Barnes & Noble, Inc.(a)	191,622
4,949	Beazer Homes USA, Inc.(a)(b)	81,609
3,156	bebe Stores, Inc.	12,782
11,414	Belo Corp., Class A	85,377
4,751	Big 5 Sporting Goods Corp.	42,426
86	Biglari Holdings, Inc.(a)	30,410
1,010	Blyth, Inc.	23,068
2,677	Bob Evans Farms, Inc.	101,913
13,881	Boyd Gaming Corp.(a)(b)	85,646
9,904	Brown Shoe Co., Inc.	156,285
6,383	Brunswick Corp.	150,575
9,541	Callaway Golf Co.	52,094
14,550	Career Education Corp.(a)	49,470
1,863	Carrols Restaurant Group, Inc.(a)	11,960
5,750	Casual Male Retail Group, Inc.(a)	22,195
2,046	Cato Corp. (The), Class A	58,065
1,576	CEC Entertainment, Inc.	48,856
3,138	Cheesecake Factory, Inc. (The)	103,742
7,166	Chico's FAS, Inc.	133,288
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,113	Children's Place Retail Stores, Inc. (The)(a)	$123,463
2,723	Clear Channel Outdoor Holdings, Inc., Class A	18,135
833	Columbia Sportswear Co.	46,981
1,766	Conn's, Inc.(a)	44,733
7,799	Cooper Tire & Rubber Co.	156,994
19,530	Corinthian Colleges, Inc.(a)(b)	53,317
1,544	Cracker Barrel Old Country Store, Inc.	98,276
1,073	CSS Industries, Inc.	21,567
2,295	Cumulus Media, Inc., Class A(a)	5,646
8,903	Denny's Corp.(a)	40,954
1,304	Destination Maternity Corp.	24,724
1,237	Drew Industries, Inc.(a)	39,176
6,595	E.W. Scripps Co. (The), Class A(a)	69,973
4,723	Entercom Communications Corp., Class A(a)(b)	30,747
4,899	Entravision Communications Corp., Class A	6,614
2,204	Ethan Allen Interiors, Inc.	64,820
45,865	Exide Technologies(a)	139,888
4,640	Federal-Mogul Corp.(a)	34,986
1,922	Fiesta Restaurant Group, Inc.(a)	25,409
9,316	Fifth & Pacific Cos., Inc.(a)	102,290
2,578	Finish Line, Inc. (The), Class A	53,635
4,510	Fred's, Inc., Class A	61,110
3,170	Group 1 Automotive, Inc.	196,572
3,408	Harman International Industries, Inc.	142,897
6,692	Harte-Hanks, Inc.	37,274
2,089	Haverty Furniture Cos., Inc.	31,356
5,151	hhgregg, Inc.(a)(b)	31,112
3,819	Hot Topic, Inc.	32,843

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,204	Hovnanian Enterprises, Inc., Class A(a)(b)	$121,277
2,614	HSN, Inc.	135,980
2,765	Hyatt Hotels Corp., Class A(a)	100,923
3,973	International Speedway Corp., Class A	101,312
3,434	Isle of Capri Casinos, Inc.(a)	20,879
5,999	Jack in the Box, Inc.(a)	156,034
3,696	JAKKS Pacific, Inc.	47,715
423	Johnson Outdoors, Inc., Class A(a)	8,253
5,071	Journal Communications, Inc., Class A(a)	28,448
13,346	KB Home(b)	213,269
4,777	Lamar Advertising Co., Class A(a)	187,497
3,975	La-Z-Boy, Inc.(a)	64,475
2,008	LeapFrog Enterprises, Inc.(a)	17,751
2,116	Libbey, Inc.(a)	37,982
4,736	LIN TV Corp., Class A(a)	26,569
4,121	Lincoln Educational Services Corp.	15,289
2,670	Lithia Motors, Inc., Class A	91,314
2,263	M/I Homes, Inc.(a)	50,352
714	Mac-Gray Corp.	9,282
2,336	Marcus Corp.	25,462
4,128	MarineMax, Inc.(a)	33,973
1,846	Matthews International Corp., Class A	53,109
24,330	McClatchy Co. (The), Class A(a)(b)	69,341
4,311	MDC Holdings, Inc.	164,853
3,042	Men's Wearhouse, Inc. (The)	99,747
3,146	Meredith Corp.	105,297
3,146	Meritage Homes Corp.(a)	116,339
7,277	Modine Manufacturing Co.(a)	49,484
788	Monarch Casino & Resort, Inc.(a)	7,187
2,568	Morgans Hotel Group Co.(a)	16,564
995	Movado Group, Inc.	31,532
1,693	Multimedia Games Holding Co., Inc.(a)	26,919
709	NACCO Industries, Inc., Class A	35,904
4,559	New York & Co., Inc.(a)	15,364
26,916	New York Times Co. (The), Class A(a)	220,173
3,697	Nutrisystem, Inc.	35,602
6,995	Orbitz Worldwide, Inc.(a)	17,278
736	Oxford Industries, Inc.	40,833
6,455	Penske Automotive Group, Inc.	197,523
5,264	Pep Boys – Manny, Moe & Jack (The)	52,587
2,099	Perry Ellis International, Inc.(a)	43,323
6,793	Pinnacle Entertainment, Inc.(a)	86,679
2,314	Pool Corp.	97,466
18,856	Quiksilver, Inc.(a)	60,339
1,349	Red Robin Gourmet Burgers, Inc.(a)	45,057
12,085	Regal Entertainment Group, Class A	185,626
7,397	Regis Corp.	123,234
8,658	Ruby Tuesday, Inc.(a)	62,511
3,226	Ruth's Hospitality Group, Inc.(a)	21,453
5,597	Ryland Group, Inc.	189,570
2,148	Ryman Hospitality Properties, Inc. REIT(a)	83,793
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
279	Saga Communications, Inc., Class A(a)	$11,835
2,680	Scholastic Corp.	88,413
5,339	Scientific Games Corp., Class A(a)	43,940
1,571	Shoe Carnival, Inc.	36,730
4,645	Sinclair Broadcast Group, Inc., Class A	58,527
1,479	Six Flags Entertainment Corp.	84,466
6,860	Skechers U.S.A., Inc., Class A(a)	113,876
7,744	Sonic Automotive, Inc., Class A(b)	150,234
6,457	Sonic Corp.(a)	64,376
4,616	Spartan Motors, Inc.	21,695
1,477	Speedway Motorsports, Inc.	24,075
4,705	Stage Stores, Inc.	115,273
1,456	Standard Motor Products, Inc.	27,344
5,460	Standard Pacific Corp.(a)(b)	37,674
6,051	Stein Mart, Inc.(a)	47,561
474	Steinway Musical Instruments, Inc.(a)	11,442
7,699	Stewart Enterprises, Inc., Class A	59,821
2,944	Stoneridge, Inc.(a)	14,632
2,457	Superior Industries International, Inc.	41,990
1,209	Systemax, Inc.(a)	13,226
3,905	Thor Industries, Inc.	148,507
1,354	Tower International, Inc.(a)	9,586
7,720	TravelCenters of America LLC(a)	37,519
2,803	Unifi, Inc.(a)	39,326
1,654	Universal Technical Institute, Inc.	21,204
2,283	Vail Resorts, Inc.	129,629
2,220	VOXX International Corp.(a)	13,808
2,045	West Marine, Inc.(a)	21,145
381	Weyco Group, Inc.	8,946
3,225	Winnebago Industries, Inc.(a)	40,635
4,190	World Wrestling Entertainment, Inc., Class A(b)	33,897
		9,245,934
	Consumer Staples—3.3%
276	Alico, Inc.	8,664
12,072	Alliance One International, Inc.(a)	36,699
52	Arden Group, Inc., Class A	5,119
8,416	Central Garden & Pet Co., Class A(a)	94,848
12,880	Chiquita Brands International, Inc.(a)	92,865
505	Coca-Cola Bottling Co. Consolidated	34,714
11,002	Dole Food Co., Inc.(a)(b)	138,515
1,463	Elizabeth Arden, Inc.(a)	69,024
4,799	Fresh Del Monte Produce, Inc.	120,791
4,001	Harris Teeter Supermarkets, Inc.	149,837
2,421	Ingles Markets, Inc., Class A	39,220
961	Lancaster Colony Corp.	69,942
2,346	Nash Finch Co.	45,114
894	National Beverage Corp.(a)	13,294
530	Nature's Sunshine Products, Inc.	9,111
304	Oil-Dri Corp. of America	6,810

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,931	Omega Protein Corp.(a)	$12,571
8,566	Pilgrim's Pride Corp.(a)	48,227
2,603	Prestige Brands Holdings, Inc.(a)	45,266
1,203	Schiff Nutrition International, Inc.(a)	40,709
1,513	Seneca Foods Corp., Class A(a)	43,249
4,232	Spartan Stores, Inc.	60,771
949	Tootsie Roll Industries, Inc.(b)	25,291
3,534	Universal Corp.	175,145
620	Village Super Market, Inc., Class A	22,735
1,197	Weis Markets, Inc.	49,269
		1,457,800
	Energy—3.9%
327	Adams Resources & Energy, Inc.	9,947
3,381	Alon USA Energy, Inc.	44,393
3,598	Basic Energy Services, Inc.(a)	37,383
20,479	Cal Dive International, Inc.(a)(b)	25,804
2,507	Callon Petroleum Co.(a)	14,340
5,942	Comstock Resources, Inc.(a)	101,727
6,818	Crosstex Energy, Inc.	93,270
646	Dawson Geophysical Co.(a)	15,433
1,463	Delek US Holdings, Inc.	37,672
236	Enduro Royalty Trust	4,427
825	Gulf Island Fabrication, Inc.	19,577
16,492	Hercules Offshore, Inc.(a)	78,502
7,628	James River Coal Co.(a)(b)	38,216
6,686	Newpark Resources, Inc.(a)	45,398
16,755	Overseas Shipholding Group, Inc.(b)	18,766
13,813	Parker Drilling Co.(a)	59,810
1,723	PDC Energy, Inc.(a)	52,155
20,211	Penn Virginia Corp.	91,354
5,185	PetroQuest Energy, Inc.(a)	31,629
1,012	PHI, Inc.(a)	31,665
414	REX American Resources Corp.(a)	7,291
4,408	SemGroup Corp., Class A(a)	170,325
3,098	Stone Energy Corp.(a)	73,082
3,438	Swift Energy Co.(a)	57,449
2,583	Targa Resources Corp.	131,552
9,661	TETRA Technologies, Inc.(a)	51,686
3,933	Union Drilling, Inc.(a)	25,525
103,049	USEC, Inc.(a)(b)	69,610
2,270	W&T Offshore, Inc.	38,477
7,280	Western Refining, Inc.	181,054
15,046	Willbros Group, Inc.(a)	76,885
		1,734,404
	Financials—25.7%
1,187	1st Source Corp.	26,363
750	Agree Realty Corp. REIT	18,930
3,102	Alexander & Baldwin, Inc.(a)	89,741
7,096	American Equity Investment Life Holding Co.	81,675
291	American National Bankshares, Inc.	6,108
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,178	American Safety Insurance Holdings Ltd. (Bermuda)(a)	$19,861
1,585	Ameris Bancorp(a)	16,912
568	Ames National Corp.	11,235
16,492	Anworth Mortgage Asset Corp. REIT	101,261
1,197	Apollo Commercial Real Estate Finance, Inc. REIT	20,241
882	Arrow Financial Corp.(b)	21,521
3,498	Artio Global Investors, Inc.	8,325
10,622	Ashford Hospitality Trust, Inc. REIT	91,243
16,408	Astoria Financial Corp.	164,572
626	Baldwin & Lyons, Inc., Class B	15,243
426	BancFirst Corp.	18,727
11,989	BancorpSouth, Inc.	169,644
4,845	Bank Mutual Corp.	21,851
3,764	Bank of Hawaii Corp.	166,218
1,602	Banner Corp.	46,442
4,693	Boston Private Financial Holdings, Inc.	43,269
498	Bridge Bancorp, Inc.	9,960
6,413	Brookline Bancorp, Inc.	54,382
3,642	Calamos Asset Management, Inc., Class A	39,334
596	Camden National Corp.	20,800
1,400	Capital City Bank Group, Inc.(a)	14,210
8,154	Capitol Federal Financial, Inc.	97,114
8,062	CapLease, Inc. REIT	41,358
5,406	Cathay General Bancorp	95,632
7,998	Cedar Realty Trust, Inc. REIT	42,309
650	Center Bancorp, Inc.	7,403
2,578	Central Pacific Financial Corp.(a)	37,046
180	Century Bancorp, Inc., Class A	5,888
2,788	Chemical Financial Corp.	65,574
930	Chesapeake Lodging Trust REIT	17,531
819	Citizens & Northern Corp.	15,209
6,707	Citizens Republic Bancorp, Inc.(a)	121,665
1,323	City Holding Co.	46,464
2,695	CNA Financial Corp.	79,179
3,051	CoBiz Financial, Inc.	21,754
7,643	Colonial Properties Trust REIT	165,318
2,287	Community Bank System, Inc.	63,098
1,154	Community Trust Bancorp, Inc.	39,144
185	Consolidated-Tomoka Land Co.	6,072
10,547	Cousins Properties, Inc. REIT	88,700
7,330	Cowen Group, Inc., Class A(a)	18,618
3,719	Crawford & Co., Class B	20,492
5,858	CVB Financial Corp.	63,384
22,706	DCT Industrial Trust, Inc. REIT	146,454
2,406	Dime Community Bancshares, Inc.	34,887
795	Donegal Group, Inc., Class A	10,303
404	EMC Insurance Group, Inc.	9,042
3,288	Employers Holdings, Inc.	60,006
332	Enterprise Bancorp, Inc.	5,667

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,379	Equity One, Inc. REIT	$70,621
792	ESB Financial Corp.	10,684
10,255	F.N.B. Corp.	110,036
1,464	FBL Financial Group, Inc., Class A	49,966
790	Federal Agricultural Mortgage Corp., Class C	22,254
18,337	FelCor Lodging Trust, Inc. REIT(a)	80,683
980	Financial Institutions, Inc.	18,659
1,841	First Bancorp	19,238
568	First Bancorp, Inc.	9,361
7,051	First Busey Corp.	33,281
372	First Citizens BancShares, Inc., Class A	62,775
11,817	First Commonwealth Financial Corp.	77,401
1,774	First Community Bancshares, Inc.	26,575
876	First Defiance Financial Corp.	15,505
843	First Financial Corp.	25,787
2,517	First Financial Holdings, Inc.	35,490
5,996	First Industrial Realty Trust, Inc. REIT(a)	80,047
1,787	First Interstate BancSystem, Inc.	26,859
2,989	First Merchants Corp.	43,968
8,272	First Midwest Bancorp, Inc.	102,325
10,970	FirstMerit Corp.	152,044
2,673	Flushing Financial Corp.	41,565
6,766	Forest City Enterprises, Inc., Class A(a)	108,594
2,263	Forestar Group, Inc.(a)	36,231
6,712	Franklin Street Properties Corp. REIT	76,584
2,018	FXCM, Inc., Class A	18,162
265	GAMCO Investors, Inc., Class A	12,985
709	German American Bancorp, Inc.	15,988
2,031	Getty Realty Corp. REIT	37,188
11,095	GFI Group, Inc.	35,060
5,894	Glacier Bancorp, Inc.	85,463
10,716	Gleacher & Co., Inc.(a)	7,501
6,604	Glimcher Realty Trust REIT	70,465
1,023	Great Southern Bancorp, Inc.	29,023
3,118	Hanmi Financial Corp.(a)	38,694
5,221	Healthcare Realty Trust, Inc. REIT	122,641
949	Heartland Financial USA, Inc.	27,236
5,207	Highwoods Properties, Inc. REIT	167,926
1,000	Home Federal Bancorp, Inc.	11,420
4,637	Horace Mann Educators Corp.	89,077
1,022	Howard Hughes Corp. (The)(a)	71,540
1,691	Hudson Valley Holding Corp.	27,242
1,250	Infinity Property & Casualty Corp.	71,388
7,901	Inland Real Estate Corp. REIT	64,551
10,000	Interactive Brokers Group, Inc., Class A	142,500
5,532	International Bancshares Corp.	100,406
8,172	Investment Technology Group, Inc.(a)	68,972
8,720	Investors Real Estate Trust REIT	73,422
7,520	Janus Capital Group, Inc.	63,920
642	Kansas City Life Insurance Co.(b)	23,330
7,840	Kite Realty Group Trust REIT	42,885
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,171	Knight Capital Group, Inc., Class A(a)	$26,750
2,194	Lakeland Bancorp, Inc.	21,786
13,976	Lexington Realty Trust REIT(b)	132,632
2,042	MainSource Financial Group, Inc.	25,566
672	Marlin Business Services Corp.	15,180
4,385	MB Financial, Inc.	88,840
14,182	MBIA, Inc.(a)	140,402
321	Merchants Bancshares, Inc.	9,399
3,046	Mercury General Corp.	123,454
1,519	Metro Bancorp, Inc.(a)	19,717
28,345	MGIC Investment Corp.(a)(b)	48,753
2,566	Mission West Properties, Inc. REIT	21,246
439	National Bankshares, Inc.	13,829
4,588	National Financial Partners Corp.(a)	84,190
281	National Western Life Insurance Co., Class A	39,444
1,428	Navigators Group, Inc. (The)(a)	75,798
3,066	NBT Bancorp, Inc.	65,214
2,561	Nelnet, Inc., Class A	62,514
14,157	Newcastle Investment Corp. REIT	122,458
1,220	OceanFirst Financial Corp.	17,007
8,440	Old National Bancorp	103,559
940	One Liberty Properties, Inc. REIT	17,757
3,783	OneBeacon Insurance Group Ltd., Class A	51,071
1,661	Oppenheimer Holdings, Inc., Class A	27,041
367	Pacific Capital Bancorp(a)	16,849
1,498	Pacific Continental Corp.	13,916
2,444	PacWest Bancorp	54,990
1,495	Park National Corp.	99,492
4,388	Parkway Properties, Inc. REIT	60,423
293	Penns Woods Bancorp, Inc.	11,875
7,394	Pennsylvania REIT	122,223
1,389	PennyMac Mortgage Investment Trust REIT	35,336
895	Peoples Bancorp, Inc.	19,064
1,042	Phoenix Cos., Inc. (The)(a)	31,406
2,324	Piper Jaffray Cos., Inc.(a)	62,399
2,289	Post Properties, Inc. REIT	111,726
2,474	Presidential Life Corp.	34,587
5,871	Primerica, Inc.	165,914
4,901	Provident Financial Services, Inc.	73,515
3,543	Provident New York Bancorp	32,348
948	PS Business Parks, Inc. REIT	60,795
14,056	Radian Group, Inc.(b)	65,923
20,185	RAIT Financial Trust REIT(b)	112,632
4,329	Ramco-Gershenson Properties Trust REIT	56,104
14,600	Redwood Trust, Inc. REIT	227,614
2,665	Renasant Corp.	49,063
1,650	Retail Opportunity Investments Corp. REIT	20,889
1,311	RLI Corp.	89,384
2,612	S&T Bancorp, Inc.	45,893
949	S.Y. Bancorp, Inc.	22,377

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,409	Safety Insurance Group, Inc.	$65,307
1,994	Sandy Spring Bancorp, Inc.	38,125
3,286	Seabright Holdings, Inc.	36,047
7,022	Seacoast Banking Corp. of Florida(a)	11,235
7,033	Selective Insurance Group, Inc.	130,040
1,241	Simmons First National Corp., Class A	30,888
2,815	Southwest Bancorp, Inc.(a)	30,374
2,345	St. Joe Co. (The)(a)(b)	46,431
4,095	Starwood Property Trust, Inc. REIT	93,857
1,757	State Auto Financial Corp.	28,358
2,183	State Bank Financial Corp.	33,116
2,486	StellarOne Corp.	34,108
2,782	Sterling Bancorp	26,568
2,489	Sterling Financial Corp.	52,916
4,458	Stewart Information Services Corp.	103,961
8,307	Strategic Hotels & Resorts, Inc. REIT(a)	45,605
1,995	Summit Hotel Properties, Inc. REIT	16,479
12,418	Sunstone Hotel Investors, Inc. REIT(a)	122,690
16,901	Susquehanna Bancshares, Inc.	175,263
8,146	SWS Group, Inc.(a)	46,351
13,036	Symetra Financial Corp.	155,780
448	Taylor Capital Group, Inc.(a)	8,369
530	Terreno Realty Corp. REIT	8,088
576	Tompkins Financial Corp.	23,316
1,219	TriCo Bancshares	20,479
10,067	TrustCo Bank Corp. NY	56,174
5,337	Trustmark Corp.	125,259
2,030	UMB Financial Corp.	90,396
1,028	UMH Properties, Inc. REIT	10,804
2,007	Union First Market Bankshares Corp.	31,510
3,213	United Bankshares, Inc.(b)	76,566
2,648	United Community Banks, Inc.(a)	23,038
2,530	United Fire Group, Inc.	60,138
388	Universal Health Realty Income Trust REIT	19,183
1,674	Univest Corp. of Pennsylvania	28,324
1,399	Urstadt Biddle Properties, Inc., Class A REIT	26,497
12,423	Valley National Bancorp(b)	121,000
9,992	Washington Federal, Inc.	167,666
785	Washington Trust Bancorp, Inc.	21,187
6,038	Webster Financial Corp.	132,836
3,009	WesBanco, Inc.	66,198
1,305	West Bancorporation, Inc.	14,238
930	West Coast Bancorp	20,479
1,713	Westamerica Bancorp.	75,578
2,592	Westfield Financial, Inc.	18,896
456	Whitestone REIT	6,142
4,566	Wilshire Bancorp, Inc.(a)	29,725
2,564	Wintrust Financial Corp.	94,740
643	WSFS Financial Corp.	27,234
		11,356,800
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—5.4%
7,537	Affymetrix, Inc.(a)(b)	$23,892
8,282	Amedisys, Inc.(a)	91,433
7,144	AMN Healthcare Services, Inc.(a)	70,868
3,154	AmSurg Corp.(a)	89,952
8,768	Brookdale Senior Living, Inc.(a)	205,697
12,335	Cambrex Corp.(a)	149,007
2,001	Capital Senior Living Corp.(a)	32,176
3,152	Charles River Laboratories International, Inc.(a)	117,633
2,173	CONMED Corp.	60,105
7,049	Cross Country Healthcare, Inc.(a)	31,016
2,923	Enzon Pharmaceuticals, Inc.(a)	19,204
12,275	Five Star Quality Care, Inc.(a)	64,567
12,349	Gentiva Health Services, Inc.(a)	116,081
8,222	Healthways, Inc.(a)	80,000
4,261	Hill-Rom Holdings, Inc.	119,691
4,497	Invacare Corp.	61,384
3,280	Magellan Health Services, Inc.(a)	164,492
692	National Healthcare Corp.	32,953
1,052	Palomar Medical Technologies, Inc.(a)	9,079
6,404	PerkinElmer, Inc.	198,076
6,375	PharMerica Corp.(a)	77,903
5,002	Select Medical Holdings Corp.(a)	52,971
3,905	Skilled Healthcare Group, Inc., Class A(a)	30,342
3,864	STERIS Corp.	137,597
10,115	Sunrise Senior Living, Inc.(a)(b)	145,555
976	SurModics, Inc.(a)	17,548
4,826	Symmetry Medical, Inc.(a)	44,206
8,473	Universal American Corp.(a)	76,596
5,563	Vanguard Health Systems, Inc.(a)	53,850
322	Young Innovations, Inc.	10,996
		2,384,870
	Industrials—20.0%
2,195	A.O. Smith Corp.	133,390
4,858	ABM Industries, Inc.	92,302
6,145	ACCO Brands Corp.(a)	44,490
5,394	Accuride Corp.(a)	14,402
1,924	Aceto Corp.	19,278
1,957	Acuity Brands, Inc.	126,618
2,012	Air Lease Corp.(a)	41,890
10,613	Air Transport Services Group, Inc.(a)	40,860
594	Alamo Group, Inc.	19,899
2,538	Albany International Corp., Class A	55,760
794	AMERCO	91,739
4,999	American Reprographics Co.(a)	19,146
1,090	American Woodmark Corp.(a)	25,070
1,180	Ampco-Pittsburgh Corp.	20,839
3,441	Apogee Enterprises, Inc.	70,093
2,301	Applied Industrial Technologies, Inc.	93,398

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,020	Arkansas Best Corp.	$32,361
3,286	Armstrong World Industries, Inc.	170,215
1,349	Astec Industries, Inc.(a)	38,851
2,735	Atlas Air Worldwide Holdings, Inc.(a)	150,398
3,230	Barnes Group, Inc.	73,902
487	Barrett Business Services, Inc.	14,527
2,393	Belden, Inc.	85,669
3,434	Brady Corp., Class A	105,630
7,453	Briggs & Stratton Corp.	147,197
5,640	Brink's Co. (The)	148,388
4,257	Builders FirstSource, Inc.(a)	23,456
3,579	Carlisle Cos., Inc.	198,813
573	Cascade Corp.	37,239
4,336	Casella Waste Systems, Inc., Class A(a)	19,859
5,149	CBIZ, Inc.(a)	28,422
1,606	CDI Corp.	27,607
1,907	Celadon Group, Inc.	32,610
10,574	Cenveo, Inc.(a)(b)	21,254
2,451	Ceradyne, Inc.	85,687
1,179	CIRCOR International, Inc.	40,664
1,346	Coleman Cable, Inc.	12,774
2,000	Columbus McKinnon Corp.(a)	29,940
4,815	Comfort Systems USA, Inc.	52,483
1,955	Commercial Vehicle Group, Inc.(a)	14,838
1,251	Consolidated Graphics, Inc.(a)	36,917
1,612	Corporate Executive Board Co. (The)	72,476
1,934	Courier Corp.	23,305
9,461	Covanta Holding Corp.	172,001
1,171	CRA International, Inc.(a)	19,603
2,972	Crane Co.	124,765
5,752	Deluxe Corp.	181,246
1,665	Ducommun, Inc.(a)	22,711
3,041	Dycom Industries, Inc.(a)	43,304
1,303	Encore Wire Corp.	40,211
16,419	EnergySolutions, Inc.(a)	46,958
3,105	Ennis, Inc.	47,507
1,719	EnPro Industries, Inc.(a)	62,847
10,235	Federal Signal Corp.(a)	59,056
2,816	Flow International Corp.(a)	9,349
1,037	Franklin Covey Co.(a)	12,465
1,219	FreightCar America, Inc.	23,466
1,661	G&K Services, Inc., Class A	53,567
4,112	GATX Corp.	170,484
11,693	Genco Shipping & Trading Ltd.(a)(b)	35,547
1,415	Generac Holdings, Inc.	48,110
3,483	Gibraltar Industries, Inc.(a)	43,398
1,882	Graco, Inc.	90,449
3,867	Granite Construction, Inc.	116,822
1,986	Greenbrier Cos., Inc.(a)	34,576
6,597	Griffon Corp.	66,960
2,745	H&E Equipment Services, Inc.	41,779
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,139	Heartland Express, Inc.	$57,739
1,517	Heidrick & Struggles International, Inc.	17,961
3,729	Herman Miller, Inc.	72,305
4,720	HNI Corp.	129,894
3,771	Hudson Global, Inc.(a)	15,235
544	Hurco Cos., Inc.(a)	12,501
709	Hyster-Yale Materials Handling, Inc.(a)	29,126
709	Hyster-Yale Materials Handling, Inc., Class B(a)	29,154
1,926	Insperity, Inc.	50,288
1,500	Insteel Industries, Inc.	17,400
3,717	Interface, Inc.	53,190
779	International Shipholding Corp.	13,025
2,502	John Bean Technologies Corp.	38,581
1,081	Kadant, Inc.(a)	26,257
1,800	Kaman Corp.	66,960
7,578	Kelly Services, Inc., Class A	100,712
3,656	Kennametal, Inc.	129,496
2,639	Kforce, Inc.(a)	29,425
3,197	Kimball International, Inc., Class B	38,172
3,617	Knoll, Inc.	52,049
3,996	Korn/Ferry International(a)	53,506
2,757	Kratos Defense & Security Solutions, Inc.(a)	15,191
1,648	Landstar System, Inc.	83,471
2,796	Layne Christensen Co.(a)	62,323
3,489	Lennox International, Inc.	174,624
2,603	LSI Industries, Inc.	17,648
2,046	Lydall, Inc.(a)	26,414
3,030	Macquarie Infrastructure Co. LLC	126,321
11,136	Manitowoc Co., Inc. (The)	158,688
1,481	Marten Transport Ltd.	27,399
3,110	Matson, Inc.	66,088
1,528	McGrath RentCorp	40,125
22,635	Meritor, Inc.(a)	100,047
986	Met-Pro Corp.	8,953
1,150	Michael Baker Corp.(a)	26,001
878	Miller Industries, Inc.	13,477
1,926	Mine Safety Appliances Co.	74,344
2,502	Mueller Industries, Inc.	109,588
23,939	Mueller Water Products, Inc., Class A	124,722
1,783	MYR Group, Inc.(a)	37,764
4,422	Navigant Consulting, Inc.(a)	45,945
4,645	NCI Building Systems, Inc.(a)	52,070
318	NL Industries, Inc.	3,234
1,213	Northwest Pipe Co.(a)	27,875
3,499	Orion Marine Group, Inc.(a)	23,408
11,100	Pacer International, Inc.(a)	39,738
1,445	Park-Ohio Holdings Corp.(a)	31,963
258	Patriot Transportation Holding, Inc.(a)	7,224
2,381	Pike Electric Corp.(a)	21,691
175	Preformed Line Products Co.	9,427

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,217	Quad Graphics, Inc.(b)	$132,288
2,182	Quality Distribution, Inc.(a)	18,765
3,239	Quanex Building Products Corp.	64,035
14,538	Republic Airways Holdings, Inc.(a)	67,892
3,804	Resources Connection, Inc.	46,941
3,634	Rush Enterprises, Inc., Class A(a)	69,046
2,542	Saia, Inc.(a)	57,449
1,407	Schawk, Inc.	17,362
25	Seaboard Corp.(a)	57,033
795	SeaCube Container Leasing Ltd. (Bermuda)	14,723
2,068	Simpson Manufacturing Co., Inc.	62,991
1,187	Standex International Corp.	54,887
14,728	Steelcase, Inc., Class A	147,427
2,807	Sterling Construction Co., Inc.(a)	24,982
6,376	Swift Transportation Co.(a)	62,166
1,256	TAL International Group, Inc.	42,880
921	Tennant Co.	34,464
2,046	TMS International Corp., Class A(a)	21,442
2,747	Toro Co. (The)	115,978
1,882	Trimas Corp.(a)	47,201
3,757	TrueBlue, Inc.(a)	49,029
10,617	Tutor Perini Corp.(a)	107,656
481	Twin Disc, Inc.	7,292
2,264	Universal Forest Products, Inc.	87,164
611	Universal Truckload Services, Inc.	9,678
1,074	US Ecology, Inc.	25,486
12,942	USG Corp.(a)(b)	345,681
2,383	Viad Corp.	50,543
2,677	Wabash National Corp.(a)	16,892
1,816	Watts Water Technologies, Inc., Class A	73,058
4,465	Werner Enterprises, Inc.	103,409
		8,826,416
	Information Technology—8.2%
6,570	Acxiom Corp.(a)	119,902
1,834	Agilysys, Inc.(a)	14,984
1,283	American Software, Inc., Class A	10,508
17,434	Amkor Technology, Inc.(a)	75,315
2,906	Applied Micro Circuits Corp.(a)	16,855
4,393	Avid Technology, Inc.(a)	25,787
3,547	AVX Corp.	34,902
10,915	Axcelis Technologies, Inc.(a)	10,004
939	Bel Fuse, Inc., Class B	15,550
9,054	Benchmark Electronics, Inc.(a)	134,180
2,501	Black Box Corp.	54,822
1,463	Blucora, Inc.(a)	25,676
6,741	Broadridge Financial Solutions, Inc.	154,706
2,671	CACI International, Inc., Class A(a)	134,699
5,853	Checkpoint Systems, Inc.(a)	47,526
12,298	CIBER, Inc.(a)	38,370
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,943	Cohu, Inc.	$17,098
12,122	Compuware Corp.(a)	104,977
13,241	Convergys Corp.	222,581
2,754	CSG Systems International, Inc.(a)	56,760
3,406	CTS Corp.	28,202
3,025	Daktronics, Inc.	26,529
2,000	Digi International, Inc.(a)	18,840
3,232	Digital River, Inc.(a)	46,347
1,985	DST Systems, Inc.	113,224
12,549	EarthLink, Inc.	79,561
1,309	Electro Rent Corp.	20,577
2,965	Electronics for Imaging, Inc.(a)	51,472
5,521	Emulex Corp.(a)	38,426
609	ePlus, Inc.(a)	21,784
4,046	Extreme Networks, Inc.(a)	13,190
1,449	Fair Isaac Corp.	67,523
10,623	Fairchild Semiconductor International, Inc.(a)	124,926
5,378	FormFactor, Inc.(a)	24,524
3,315	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	29,636
4,779	Global Cash Access Holdings, Inc.(a)	33,692
1,968	Hackett Group, Inc. (The)(a)	7,656
7,697	Imation Corp.(a)	35,175
7,707	Insight Enterprises, Inc.(a)	124,622
9,956	Integrated Device Technology, Inc.(a)	54,161
6,511	Intermec, Inc.(a)	44,145
4,624	International Rectifier Corp.(a)	71,626
11,202	Intersil Corp., Class A	78,974
6,146	Kemet Corp.(a)	27,903
7,168	Lender Processing Services, Inc.	172,820
6,344	Lionbridge Technologies, Inc.(a)	20,110
1,530	Marchex, Inc., Class B	6,258
1,106	Mercury Computer Systems, Inc.(a)	9,064
3,641	Methode Electronics, Inc.	36,847
8,650	ModusLink Global Solutions, Inc.(a)	25,344
13,510	Monster Worldwide, Inc.(a)	84,032
611	MTS Systems Corp.	30,800
1,357	Park Electrochemical Corp.	33,681
3,016	PC Connection, Inc.	31,035
7,967	Photronics, Inc.(a)	38,959
1,664	Plantronics, Inc.	53,980
350	QAD, Inc., Class B	4,200
15,907	Quantum Corp.(a)	16,702
2,005	RadiSys Corp.(a)	5,694
1,235	Richardson Electronics Ltd.	14,388
1,791	Rofin-Sinar Technologies, Inc.(a)	32,614
904	Rogers Corp.(a)	35,627
3,798	Silicon Image, Inc.(a)	16,711
6,257	Spansion, Inc., Class A(a)	69,390
728	Supertex, Inc.(a)	13,912
3,285	Symmetricom, Inc.(a)	20,203
4,776	Take-Two Interactive Software, Inc.(a)	53,252

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,295	TeleTech Holdings, Inc.(a)	$38,648
32,388	Tellabs, Inc.	94,573
1,912	TNS, Inc.(a)	27,380
18,682	United Online, Inc.	100,136
10,459	Unwired Planet, Inc.(a)	14,747
292	Viasystems Group, Inc.(a)	4,471
1,221	Vishay Precision Group, Inc.(a)	15,934
4,652	Westell Technologies, Inc., Class A(a)	9,490
		3,628,919
	Materials—6.4%
3,099	A. Schulman, Inc.	79,520
4,458	A.M. Castle & Co.(a)(b)	54,165
719	AEP Industries, Inc.(a)	45,966
10,193	Boise, Inc.	85,519
2,191	Carpenter Technology Corp.	106,505
9,280	Century Aluminum Co.(a)	66,352
11,125	Chemtura Corp.(a)	177,221
2,087	Eagle Materials, Inc.	110,548
18,396	Ferro Corp.(a)	48,382
3,286	Georgia Gulf Corp.	116,292
2,362	Greif, Inc., Class A	99,110
2,808	H.B. Fuller Co.	85,363
19,092	Headwaters, Inc.(a)	137,271
1,178	Innospec, Inc.(a)	38,144
2,503	Landec Corp.(a)	27,082
12,863	Louisiana-Pacific Corp.(a)	203,107
5,239	Metals USA Holdings Corp.(a)	76,385
1,157	Minerals Technologies, Inc.	82,911
2,737	Myers Industries, Inc.	40,590
1,207	Neenah Paper, Inc.	31,261
2,134	Noranda Aluminum Holding Corp.	13,081
6,760	Olin Corp.	140,202
1,345	Olympic Steel, Inc.	24,210
4,860	OM Group, Inc.(a)	98,318
6,638	Omnova Solutions, Inc.(a)	52,042
4,878	P.H. Glatfelter Co.	86,877
8,501	PolyOne Corp.	160,924
2,793	RTI International Metals, Inc.(a)	63,652
2,228	Schnitzer Steel Industries, Inc., Class A	63,520
3,206	Sensient Technologies Corp.	116,634
4,522	Spartech Corp.(a)	38,708
1,354	Texas Industries, Inc.(a)	58,398
1,972	Tredegar Corp.	33,465
5,736	Wausau Paper Corp.	47,437
6,073	Worthington Industries, Inc.	131,298
		2,840,460
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—0.9%
4,191	Consolidated Communications Holdings, Inc.	$64,709
3,477	General Communication, Inc., Class A(a)	30,389
1,493	HickoryTech Corp.	15,901
4,778	IDT Corp., Class B	48,353
968	Otelco, Inc.	1,868
4,470	Premiere Global Services, Inc.(a)	37,995
825	Primus Telecommunications Group, Inc.	12,070
2,286	Shenandoah Telecommunications Co.	35,936
1,665	United States Cellular Corp.(a)	61,588
5,304	USA Mobility, Inc.	58,609
		367,418
	Utilities—5.3%
2,993	ALLETE, Inc.	124,569
1,342	American States Water Co.	59,075
5,779	Avista Corp.	146,902
3,988	Black Hills Corp.	142,651
3,183	California Water Service Group	58,631
1,340	CH Energy Group, Inc.	87,140
3,221	El Paso Electric Co.	109,482
4,647	Empire District Electric Co. (The)	100,886
4,096	IDACORP, Inc.	183,173
2,118	Laclede Group, Inc. (The)	88,193
1,728	MGE Energy, Inc.	90,962
1,135	Middlesex Water Co.	21,951
3,630	New Jersey Resources Corp.	161,390
2,446	Northwest Natural Gas Co.	113,812
3,717	NorthWestern Corp.	133,106
4,722	Otter Tail Corp.	113,942
1,224	SJW Corp.	29,670
1,814	South Jersey Industries, Inc.	91,770
4,032	Southwest Gas Corp.	175,271
3,582	UIL Holdings Corp.	129,561
3,827	UNS Energy Corp.	163,183
		2,325,320
Total Common Stocks and Other Equity Interests	(Cost $43,507,926)	44,168,341
	Money Market Fund—0.1%
63,722	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $63,722)	63,722
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $43,571,648)—100.1%	44,232,063

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—4.5%
1,957,495	Invesco Liquid Assets Portfolio—Institutional Class (Cost $1,957,495)(c)(d)	$1,957,495
	Total Investments (Cost $45,529,143)—104.6%	46,189,558
	Liabilities in excess of other assets—(4.6)%	(2,014,651)
	Net Assets—100.0%	$44,174,907

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

44

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio (PZI)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	36.6
Industrials	15.3
Consumer Discretionary	13.0
Information Technology	11.7
Health Care	7.8
Energy	5.5
Materials	5.3
Consumer Staples	3.3
Utilities	1.0
Telecommunication Services	0.5
Money Market Fund	0.7
Liabilities in excess of other assets	(0.7)

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.0%
19,600	1-800-FLOWERS.COM, Inc., Class A(a)	$71,148
1,594	America's Car-Mart, Inc.(a)	66,725
1,753	Arctic Cat, Inc.(a)	63,581
2,599	Asbury Automotive Group, Inc.(a)	82,440
1,345	Ascent Capital Group, Inc., Class A(a)	79,960
4,092	Beazer Homes USA, Inc.(a)	67,477
8,333	Black Diamond, Inc.(a)	79,163
10,355	Boyd Gaming Corp.(a)	63,890
4,529	Brown Shoe Co., Inc.	71,468
11,833	Callaway Golf Co.	64,608
5,820	Citi Trends, Inc.(a)	71,470
3,293	Conn's, Inc.(a)	83,412
1,510	Core-Mark Holding Co., Inc.	72,284
30,718	Corinthian Colleges, Inc.(a)	83,860
3,558	CSS Industries, Inc.	71,516
2,420	Drew Industries, Inc.(a)	76,641
6,865	E.W. Scripps Co. (The), Class A(a)	72,838
3,314	Ethan Allen Interiors, Inc.	97,465
5,138	Fred's, Inc., Class A	69,620
5,593	Hooker Furniture Corp.	76,289
3,418	Johnson Outdoors, Inc., Class A(a)	66,685
5,644	Jones Group, Inc. (The)	66,656
14,056	Journal Communications, Inc., Class A(a)	78,854
4,965	La-Z-Boy, Inc.(a)	80,532
8,100	LeapFrog Enterprises, Inc.(a)	71,604
2,181	Lithia Motors, Inc., Class A	74,590
10,859	Luby's, Inc.(a)	69,389
3,749	M/I Homes, Inc.(a)	83,415
6,584	Marcus Corp.	71,766
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,819	MarineMax, Inc.(a)	$72,580
2,154	Movado Group, Inc.	68,260
4,648	Multimedia Games Holding Co., Inc.(a)	73,903
583	NACCO Industries, Inc., Class A	29,523
9,359	OfficeMax, Inc.	68,789
7,182	Pep Boys – Manny, Moe & Jack (The)	71,748
3,294	Perry Ellis International, Inc.(a)	67,988
6,328	Rocky Brands, Inc.(a)	75,999
10,021	Ruby Tuesday, Inc.(a)	72,352
4,593	SHFL entertainment, Inc.(a)	64,899
3,107	Shoe Carnival, Inc.	72,642
6,597	Smith & Wesson Holding Corp.(a)	63,331
3,852	Sonic Automotive, Inc., Class A	74,729
4,717	Speedway Motorsports, Inc.	76,887
3,450	Stage Stores, Inc.	84,525
3,941	Standard Motor Products, Inc.	74,012
8,709	Stewart Enterprises, Inc., Class A	67,669
4,250	Superior Industries International, Inc.	72,633
13,551	TravelCenters of America LLC(a)	65,858
11,091	Tuesday Morning Corp.(a)	66,213
9,773	VOXX International Corp.(a)	60,788
6,873	West Marine, Inc.(a)	71,067
10,591	Zale Corp.(a)	76,043
		3,741,784
	Consumer Staples—3.3%
22,634	Alliance One International, Inc.(a)	68,807
6,146	Central Garden & Pet Co.(a)	68,098
6,010	Central Garden & Pet Co., Class A(a)	67,733
9,252	Cott Corp. (Canada)(a)	70,778
7,686	Farmer Brothers Co.(a)	74,785

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,579	John B. Sanfilippo & Son, Inc.(a)	$93,839
5,025	Pantry, Inc. (The)(a)	66,656
4,281	Prestige Brands Holdings, Inc.(a)	74,446
2,432	Seneca Foods Corp., Class A(a)	69,519
6,013	Smart Balance, Inc.(a)	71,555
4,743	Spartan Stores, Inc.	68,109
11,438	SunOpta, Inc. (Canada)(a)	68,628
2,021	Susser Holdings Corp.(a)	72,635
		935,588
	Energy—5.5%
2,382	Adams Resources & Energy, Inc.	72,460
5,337	Alon USA Energy, Inc.	70,075
11,886	Callon Petroleum Co.(a)	67,988
8,890	Capital Product Partners LP (Marshall Islands)	71,120
4,344	Compressco Partners, LP	71,676
3,953	Comstock Resources, Inc.(a)	67,675
17,122	Crimson Exploration, Inc.(a)	61,982
5,211	Crosstex Energy, Inc.	71,286
3,582	EPL Oil & Gas, Inc.(a)	77,514
2,799	Global Partners LP	76,301
2,623	Gulf Island Fabrication, Inc.	62,244
2,198	Gulfmark Offshore, Inc., Class A(a)	71,039
8,142	Harvest Natural Resources, Inc.(a)	71,080
14,883	Hercules Offshore, Inc.(a)	70,843
14,536	Miller Energy Resources, Inc.(a)(b)	65,703
4,590	Mitcham Industries, Inc.(a)	62,194
11,788	Penn Virginia Corp.	53,282
2,309	PHI, Inc.(a)	72,249
29,722	Rentech, Inc.(a)	76,683
4,032	REX American Resources Corp.(a)	71,004
12,180	Scorpio Tankers, Inc. (Marshall Islands)(a)	66,381
10,150	Triangle Petroleum Corp.(a)	64,858
8,550	VAALCO Energy, Inc.(a)	69,854
		1,585,491
	Financials—36.6%
3,283	1st Source Corp.	72,915
11,336	1st United Bancorp, Inc.(a)	68,129
3,011	AG Mortgage Investment Trust, Inc. REIT	72,113
2,868	Agree Realty Corp. REIT	72,388
2,909	American Capital Mortgage Investment Corp. REIT	72,521
6,287	American Equity Investment Life Holding Co.	72,363
5,803	Ameris Bancorp(a)	61,918
2,676	AMERISAFE, Inc.(a)	70,245
4,190	Apollo Commercial Real Estate Finance, Inc. REIT	70,853
3,317	Apollo Residential Mortgage, Inc. REIT	73,538
12,243	Arbor Realty Trust, Inc. REIT	67,336
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,243	Argo Group International Holdings Ltd. (Bermuda)	$77,159
8,699	Ashford Hospitality Trust, Inc. REIT	74,724
4,895	AV Homes, Inc.(a)	71,956
3,310	Banco Latinoamericano de Comercio Exterior SA (Supranational)	74,475
16,067	Bank Mutual Corp.	72,462
2,675	Banner Corp.	77,548
7,522	BlackRock Kelso Capital Corp.	75,295
2,789	BofI Holding, Inc.(a)	78,427
7,577	Boston Private Financial Holdings, Inc.	69,860
8,288	Brookline Bancorp, Inc.	70,282
6,279	Calamos Asset Management, Inc., Class A	67,813
653	Capital Southwest Corp.	70,361
14,053	CapLease, Inc. REIT	72,092
13,844	Cedar Realty Trust, Inc. REIT	73,235
8,197	Centerstate Banks, Inc.	71,068
5,232	Chatham Lodging Trust REIT	67,754
2,999	Chemical Financial Corp.	70,536
3,655	Chesapeake Lodging Trust REIT	68,897
2,040	City Holding Co.	71,645
3,731	Colony Financial, Inc. REIT	74,657
3,917	Columbia Banking System, Inc.	69,370
2,044	Community Trust Bancorp, Inc.	69,332
4,947	Compass Diversified Holdings	71,237
2,714	Coresite Realty Corp. REIT	61,689
6,762	CreXus Investment Corp. REIT	76,072
5,031	Dime Community Bancshares, Inc.	72,950
5,372	Duff & Phelps Corp., Class A	66,774
6,798	Dynex Capital, Inc. REIT	67,436
3,175	Ellington Financial LLC	70,993
3,989	Employers Holdings, Inc.	72,799
6,398	Excel Trust, Inc. REIT	78,695
2,188	FBL Financial Group, Inc., Class A	74,676
2,822	Federal Agricultural Mortgage Corp., Class C	79,496
6,618	Fifth Street Finance Corp.	72,202
16,541	First BanCorp.(a)	70,134
10,365	First Commonwealth Financial Corp.	67,891
5,376	First Connecticut Bancorp, Inc.	73,597
5,594	First Financial Holdings, Inc.	78,875
4,887	First Interstate BancSystem, Inc.	73,452
4,836	First Merchants Corp.	71,138
5,788	First Midwest Bancorp, Inc.	71,598
4,598	Flushing Financial Corp.	71,499
4,362	Forestar Group, Inc.(a)	69,836
4,257	Franklin Financial Corp.(a)	73,348
7,651	FXCM, Inc., Class A	68,859
9,350	Gladstone Investment Corp.	69,190
3,320	Global Indemnity PLC (Ireland)(a)	73,638
4,598	Golub Capital BDC, Inc.	71,867

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,935	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	$74,989
8,982	Hallmark Financial Services, Inc.(a)	68,533
5,673	Hanmi Financial Corp.(a)	70,402
6,639	Hercules Technology Growth Capital, Inc.	71,701
10,535	Heritage Commerce Corp.(a)	69,426
5,711	Hilltop Holdings, Inc.(a)	77,612
2,127	Home BancShares, Inc.	73,679
3,090	Homeowners Choice, Inc.	68,598
4,037	Horace Mann Educators Corp.	77,551
2,540	Horizon Bancorp	73,660
3,928	Hudson Pacific Properties, Inc. REIT	74,514
2,414	Independent Bank Corp.	71,237
1,203	Infinity Property & Casualty Corp.	68,703
5,215	Interactive Brokers Group, Inc., Class A	74,314
8,841	Investors Real Estate Trust REIT	74,441
8,776	iStar Financial, Inc. REIT(a)	76,614
1,881	Kansas City Life Insurance Co.	68,356
4,439	KBW, Inc.	72,134
7,844	Kcap Financial, Inc.	71,145
14,336	Kite Realty Group Trust REIT	78,418
2,649	Lakeland Financial Corp.	70,702
8,220	Maiden Holdings Ltd. (Bermuda)	69,459
2,456	Main Street Capital Corp.	73,754
5,653	MainSource Financial Group, Inc.	70,776
3,425	Marlin Business Services Corp.	77,371
15,859	MCG Capital Corp.	73,903
9,506	Meadowbrook Insurance Group, Inc.	53,424
4,238	Mercantile Bank Corp.(a)	70,054
5,733	Metro Bancorp, Inc.(a)	74,414
8,402	Mission West Properties, Inc. REIT	69,569
5,711	MVC Capital, Inc.	70,588
4,326	National Financial Partners Corp.(a)	79,382
1,485	Navigators Group, Inc. (The)(a)	78,824
3,313	NBT Bancorp, Inc.	70,468
10,370	New York Mortgage Trust, Inc. REIT	71,035
11,423	NorthStar Realty Finance Corp. REIT	75,049
3,196	OmniAmerican Bancorp, Inc.(a)	73,156
6,950	Oriental Financial Group, Inc.	81,871
4,858	Oritani Financial Corp.	74,230
3,108	PacWest Bancorp	69,930
14,798	Park Sterling Corp.(a)	73,990
5,469	Parkway Properties, Inc. REIT	75,308
6,886	PennantPark Investment Corp.	75,746
4,580	Pennsylvania REIT	75,707
3,194	Peoples Bancorp, Inc.	68,032
3,204	PICO Holdings, Inc.(a)	70,937
3,784	Pinnacle Financial Partners, Inc.(a)	73,977
2,853	Piper Jaffray Cos., Inc.(a)	76,603
5,124	Preferred Bank(a)	72,812
16,740	Radian Group, Inc.	78,511
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,923	RAIT Financial Trust REIT	$77,690
5,832	Ramco-Gershenson Properties Trust REIT	75,583
3,704	Renasant Corp.	68,191
3,331	Republic Bancorp, Inc., Class A	72,016
12,353	Resource Capital Corp. REIT	72,389
5,646	Retail Opportunity Investments Corp. REIT	71,478
5,931	Rockville Financial, Inc.	78,823
4,152	S&T Bancorp, Inc.	72,951
3,630	Sabra Health Care REIT, Inc.	80,659
4,660	Safeguard Scientifics, Inc.(a)	73,861
1,583	Safety Insurance Group, Inc.	73,372
3,190	Solar Capital Ltd.	72,732
3,352	Southside Bancshares, Inc.	68,414
6,734	Southwest Bancorp, Inc.(a)	72,660
4,468	STAG Industrial, Inc. REIT	77,386
4,405	State Bank Financial Corp.	66,824
3,630	Stewart Information Services Corp.	84,652
8,561	Summit Hotel Properties, Inc. REIT	70,714
11,966	SWS Group, Inc.(a)	68,087
4,271	Taylor Capital Group, Inc.(a)	79,782
4,596	Terreno Realty Corp. REIT	70,135
12,481	Thomas Properties Group, Inc.	66,649
3,746	Tower Group, Inc.	67,503
4,739	TowneBank	73,786
2,831	Triangle Capital Corp.	73,691
12,782	TrustCo Bank Corp. NY	71,324
4,669	Union First Market Bankshares Corp.	73,303
2,886	United Fire Group, Inc.	68,600
3,787	ViewPoint Financial Group, Inc.	78,770
8,356	Virginia Commerce Bancorp, Inc.(a)	76,541
1,963	Walter Investment Management Corp.(a)	94,872
3,530	WesBanco, Inc.	77,660
3,225	West Coast Bancorp	71,015
7,125	Western Alliance Bancorp(a)	73,103
11,531	Wilshire Bancorp, Inc.(a)	75,067
6,779	Winthrop Realty Trust REIT	74,162
		10,543,262
	Health Care—7.8%
3,436	Almost Family, Inc.(a)	71,228
5,294	Amedisys, Inc.(a)	58,446
2,576	AmSurg Corp.(a)	73,468
929	Analogic Corp.	68,430
5,992	AngioDynamics, Inc.(a)	64,294
4,838	Anika Therapeutics, Inc.(a)	54,234
23,814	Astex Pharmaceuticals(a)	56,677
8,022	BioScrip, Inc.(a)	73,883
6,189	Cambrex Corp.(a)	74,763
2,700	Cantel Medical Corp.	70,227
11,532	Celldex Therapeutics, Inc.(a)	63,541

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,565	CONMED Corp.	$70,948
2,755	Cynosure, Inc., Class A(a)	72,567
2,389	Ensign Group, Inc. (The)	69,663
14,217	Five Star Quality Care, Inc.(a)	74,782
6,454	Gentiva Health Services, Inc.(a)	60,668
2,987	Greatbatch, Inc.(a)	65,654
1,200	ICU Medical, Inc.(a)	71,196
6,419	Kindred Healthcare, Inc.(a)	62,906
7,822	Metropolitan Health Networks, Inc.(a)	85,495
1,522	National Healthcare Corp.	72,478
5,594	Natus Medical, Inc.(a)	63,212
12,801	Orexigen Therapeutics, Inc.(a)(b)	68,229
5,740	PharMerica Corp.(a)	70,143
11,025	Pozen, Inc.(a)	66,040
5,625	Providence Service Corp. (The)(a)	57,375
17,422	RTI Biologics, Inc.(a)	70,733
23,285	Solta Medical, Inc.(a)	68,691
7,345	Symmetry Medical, Inc.(a)	67,280
13,769	Transcept Pharmaceuticals, Inc.(a)(b)	70,084
3,476	Triple-S Management Corp., Class B(a)	62,707
7,910	Universal American Corp.(a)	71,506
3,307	Wright Medical Group, Inc.(a)	67,198
		2,238,746
	Industrials—15.3%
7,735	Aceto Corp.	77,505
12,045	Aegean Marine Petroleum Network, Inc. (Greece)	65,163
3,816	Aegion Corp.(a)	70,482
6,452	Aircastle Ltd. (Bermuda)	71,811
2,151	Alamo Group, Inc.	72,059
2,563	American Railcar Industries, Inc.(a)	75,301
3,727	Apogee Enterprises, Inc.	75,919
7,781	Asta Funding, Inc.	72,986
3,890	Briggs & Stratton Corp.	76,828
3,540	CAI International, Inc.(a)	78,446
1,324	Cascade Corp.	86,047
4,293	CDI Corp.	73,797
4,550	Celadon Group, Inc.	77,805
5,733	China Yuchai International Ltd. (Bermuda)	79,459
6,645	Comfort Systems USA, Inc.	72,431
5,979	Courier Corp.	72,047
13,027	Diana Containerships, Inc. (Marshall Islands)(a)	77,901
11,316	Diana Shipping, Inc. (Greece)	81,475
1,521	DXP Enterprises, Inc.(a)	74,879
2,587	Encore Capital Group, Inc.(a)	75,023
2,483	Encore Wire Corp.	76,625
4,423	Ennis, Inc.	67,672
19,761	Flow International Corp.(a)	65,607
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,083	FreightCar America, Inc.	$78,598
2,335	G&K Services, Inc., Class A	75,304
5,703	Gibraltar Industries, Inc.(a)	71,059
9,432	Great Lakes Dredge & Dock Corp.	74,984
4,530	Greenbrier Cos., Inc.(a)	78,867
7,056	Griffon Corp.	71,618
6,033	H&E Equipment Services, Inc.	91,822
12,993	Hawaiian Holdings, Inc.(a)	77,048
3,613	ICF International, Inc.(a)	66,299
5,581	InnerWorkings, Inc.(a)	80,478
3,132	Kadant, Inc.(a)	76,076
5,800	Kelly Services, Inc., Class A	77,082
5,946	Kimball International, Inc., Class B	70,995
2,241	LB Foster Co., Class A	73,975
8,699	MFC Industrial Ltd. (Canada)	72,289
14,917	Mueller Water Products, Inc., Class A	77,718
6,617	Navigant Consulting, Inc.(a)	68,751
20,310	Navios Maritime Holdings, Inc. (Greece)	79,412
8,610	NN, Inc.(a)	71,291
2,966	Northwest Pipe Co.(a)	68,159
3,646	On Assignment, Inc.(a)	69,566
9,841	Orion Marine Group, Inc.(a)	65,836
12,201	PowerSecure International, Inc.(a)	78,818
4,282	Quad Graphics, Inc.	78,489
3,855	Quanex Building Products Corp.	76,213
15,688	Republic Airways Holdings, Inc.(a)	73,263
5,577	Resources Connection, Inc.	68,820
4,519	Roadrunner Transportation Systems, Inc.(a)	78,766
3,630	Saia, Inc.(a)	82,038
3,873	SeaCube Container Leasing Ltd. (Bermuda)	71,728
7,077	SkyWest, Inc.	77,493
1,634	Standex International Corp.	75,556
6,349	Tutor Perini Corp.(a)	64,379
1,760	Universal Forest Products, Inc.	67,760
3,505	Viad Corp.	74,341
5,971	XPO Logistics, Inc.(a)	81,982
		4,404,141
	Information Technology—11.7%
5,931	Advanced Energy Industries, Inc.(a)	70,045
8,491	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	72,343
16,611	Amkor Technology, Inc.(a)	71,760
3,937	ATMI, Inc.(a)	77,756
7,728	Avid Technology, Inc.(a)	45,363
4,759	Benchmark Electronics, Inc.(a)	70,528
2,866	Black Box Corp.	62,823
4,582	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	46,782
21,067	CIBER, Inc.(a)	65,729
2,645	Comtech Telecommunications Corp.	66,575

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,751	Cray, Inc.(a)	$69,990
3,251	CSG Systems International, Inc.(a)	67,003
10,267	EarthLink, Inc.	65,093
3,076	Ebix, Inc.	67,026
4,402	Electronics for Imaging, Inc.(a)	76,419
10,138	Emulex Corp.(a)	70,560
12,558	Entropic Communications, Inc.(a)	60,404
1,851	ePlus, Inc.(a)	66,210
9,136	Exar Corp.(a)	78,113
21,885	Extreme Networks, Inc.(a)	71,345
8,547	Frequency Electronics, Inc.(a)	71,709
9,085	Global Cash Access Holdings, Inc.(a)	64,049
16,100	Harmonic, Inc.(a)	69,874
7,445	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	77,279
6,853	Inphi Corp.(a)	57,360
7,894	Integrated Silicon Solution, Inc.(a)	67,494
10,367	Internap Network Services Corp.(a)	71,014
7,370	Key Tronic Corp.(a)	83,649
7,028	Kulicke & Soffa Industries, Inc.(a)	72,107
31,241	Limelight Networks, Inc.(a)	65,918
3,702	Monolithic Power Systems, Inc.(a)	71,930
3,242	Multi-Fineline Electronix, Inc.(a)	68,536
6,818	Nam Tai Electronics, Inc. (Hong Kong)	80,725
4,388	Oplink Communications, Inc.(a)	65,206
6,315	PC Connection, Inc.	64,981
6,022	Perficient, Inc.(a)	68,470
13,613	Photronics, Inc.(a)	66,568
3,111	Procera Networks, Inc.(a)	70,464
6,958	Rudolph Technologies, Inc.(a)	66,171
8,608	Sanmina-SCI Corp.(a)	76,525
9,394	Sierra Wireless, Inc. (Canada)(a)	75,810
5,309	Tessera Technologies, Inc.	75,229
7,749	TTM Technologies, Inc.(a)	69,741
12,803	Ultra Clean Holdings, Inc.(a)	59,278
2,330	Ultratech, Inc.(a)	72,020
13,158	United Online, Inc.	70,527
4,073	Web.com Group, Inc.(a)	64,272
7,943	Xyratex Ltd. (Bermuda)	65,689
3,971	Zygo Corp.(a)	73,940
		3,368,402
	Materials—5.3%
3,048	A. Schulman, Inc.	78,212
5,852	A.M. Castle & Co.(a)	71,102
2,087	American Vanguard Corp.	74,568
8,346	Boise, Inc.	70,023
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,291	China Green Agriculture, Inc.(a)	$76,681
7,826	Horsehead Holding Corp.(a)	70,825
3,244	KapStone Paper and Packaging Corp.(a)	71,271
6,347	Landec Corp.(a)	68,675
7,948	Material Sciences Corp.(a)	69,624
4,681	Myers Industries, Inc.	69,419
2,530	Neenah Paper, Inc.	65,527
4,331	Olympic Steel, Inc.	77,958
4,081	P.H. Glatfelter Co.	72,683
14,007	Primero Mining Corp. (Canada)(a)	103,932
1,556	Quaker Chemical Corp.	82,452
13,664	Spartech Corp.(a)	116,964
1,956	Universal Stainless & Alloy Products, Inc.(a)	67,286
7,896	Wausau Paper Corp.	65,300
15,857	Yongye International, Inc.(a)	87,848
9,505	Zoltek Cos., Inc.(a)	65,109
		1,525,459
	Telecommunication Services—0.5%
9,987	Iridium Communications, Inc.(a)	73,804
19,421	ORBCOMM, Inc.(a)	67,974
		141,778
	Utilities—1.0%
1,634	American States Water Co.	71,929
8,837	Consolidated Water Co. Ltd. (Cayman Islands)	69,370
3,899	Ormat Technologies, Inc.	74,198
3,064	Otter Tail Corp.	73,934
		289,431
Total Common Stocks and Other Equity Interests	Cost $26,957,425)	28,774,082
	Money Market Fund—0.3%
80,821	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $80,821)	80,821
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,038,246)-100.3%	28,854,903

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—0.4%
112,050	Invesco Liquid Assets Portfolio—Institutional Class (Cost $112,050)(c)(d)	$112,050
	Total Investments (Cost $27,150,296)—100.7%	28,966,953
	Liabilities in excess of other assets—(0.7)%	(186,565)
	Net Assets—100.0%	$28,780,388

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

50

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Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

		PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
ASSETS:
Unaffiliated investments, at value(a)		$191,195,197	$466,857,605	$25,613,683	$5,697,764	$5,408,843	$17,083,897
Affiliated investments, at value		—	—	—	—	—	—
Total investments, at value		191,195,197	466,857,605	25,613,683	5,697,764	5,408,843	17,083,897
Foreign currencies, at value		—	—	—	—	—	—
Receivables:
Dividends		91,275	1,028,130	49,194	6,637	7,711	25,100
Investments sold		—	—	—	—	—	—
Securities lending income		—	—	—	—	—	—
Expense waivers		—	—	18,547	16,008	16,897	20,131
Prepaid expense		—	—	2,960	1,780	3,920	6,282
Total Assets		191,286,472	467,885,735	25,684,384	5,722,189	5,437,371	17,135,410
LIABILITIES:
Due to custodian		—	720,952	—	—	—	—
Payables:
Collateral upon return of securities loaned		—	—	—	—	—	—
Accrued advisory fees		79,084	197,367	12,604	2,377	2,593	8,464
Accrued expenses		150,370	180,482	78,335	64,924	72,256	76,281
Total Liabilities		229,454	1,098,801	90,939	67,301	74,849	84,745
NET ASSETS		$191,057,018	$466,786,934	$25,593,445	$5,654,888	$5,362,522	$17,050,665
NET ASSETS CONSIST OF:
Shares of beneficial interest		$413,552,856	$537,098,280	$34,693,072	$5,422,516	$4,701,997	$27,689,131
Undistributed net investment income		95,302	1,470,637	49,767	20,383	13,367	41,006
Undistributed net realized gain (loss)		(242,760,091)	(108,735,834)	(10,972,348)	(12,807)	404,682	(10,426,491)
Net unrealized appreciation (depreciation)		20,168,951	36,953,851	1,822,954	224,796	242,476	(252,981)
Net Assets		$191,057,018	$466,786,934	$25,593,445	$5,654,888	$5,362,522	$17,050,665
Shares outstanding (unlimited amount authorized, $0.01 par value)		10,300,000	21,550,000	950,000	250,001	250,001	650,000
Net asset value		$18.55	$21.66	$26.94	$22.62	$21.45	$26.23
Share price		$18.56	$21.68	$26.96	$22.63	$21.45	$26.20
Unaffiliated investments, at cost		$171,026,246	$429,903,754	$23,790,729	$5,472,968	$5,166,367	$17,336,878
Affiliated investments, at cost		$—	$—	$—	$—	$—	$—
Total investments, at cost		$171,026,246	$429,903,754	$23,790,729	$5,472,968	$5,166,367	$17,336,878
Foreign currencies, at cost		$—	$—	$—	$—	$—	$—
(a)Includes securities on loan with an	aggregate value of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

		PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
ASSETS:
Unaffiliated investments, at value(a)		$73,210,415	$30,508,234	$13,185,905	$26,904,101	$44,232,063	$28,854,903
Affiliated investments, at value		716,565	—	—	132,845	1,957,495	112,050
Total investments, at value		73,926,980	30,508,234	13,185,905	27,036,946	46,189,558	28,966,953
Foreign currencies, at value		—	123,392	—	—	—	25,015
Receivables:
Dividends		59,404	19,624	5,198	14,294	20,290	7,018
Investments sold		—	—	—	39,221	—	1,727
Securities lending income		—	—	—	—	4,370	519
Expense waivers		10,752	22,209	19,979	23,147	26,109	6,799
Prepaid expense		—	—	—	6,329	—	—
Total Assets		73,997,136	30,673,459	13,211,082	27,119,937	46,240,327	29,008,031
LIABILITIES:
Due to custodian		—	57,797	—	—	—	—
Payables:
Collateral upon return of securities loaned		—	—	—	—	1,957,495	112,050
Accrued advisory fees		18,361	14,860	6,419	13,315	21,700	12,330
Accrued expenses		109,483	72,909	67,139	78,898	86,225	103,263
Total Liabilities		127,844	145,566	73,558	92,213	2,065,420	227,643
NET ASSETS		$73,869,292	$30,527,893	$13,137,524	$27,027,724	$44,174,907	$28,780,388
NET ASSETS CONSIST OF:
Shares of beneficial interest		$245,134,500	$74,662,125	$22,853,365	$77,856,735	$89,926,508	$117,344,672
Undistributed net investment income		78,352	57,842	3,982	58,534	76,781	95,892
Undistributed net realized gain (loss)		(170,477,942)	(45,490,311)	(9,752,179)	(50,222,210)	(46,488,797)	(90,475,396)
Net unrealized appreciation (depreciation)		(865,618)	1,298,237	32,356	(665,335)	660,415	1,815,220
Net Assets		$73,869,292	$30,527,893	$13,137,524	$27,027,724	$44,174,907	$28,780,388
Shares outstanding (unlimited amount authorized, $0.01 par value)		3,350,000	1,750,000	550,000	1,550,000	2,650,000	2,500,000
Net asset value		$22.05	$17.44	$23.89	$17.44	$16.67	$11.51
Share price		$22.03	$17.43	$23.83	$17.40	$16.64	$11.49
Unaffiliated investments, at cost		$74,022,539	$29,213,820	$13,153,549	$27,588,945	$43,571,648	$27,038,246
Affiliated investments, at cost		$770,059	$—	$—	$113,336	$1,957,495	$112,050
Total investments, at cost		$74,792,598	$29,213,820	$13,153,549	$27,702,281	$45,529,143	$27,150,296
Foreign currencies, at cost		$—	$119,569	$—	$—	$—	$26,452
(a)Includes securities on loan with an	aggregate value of	$—	$—	$—	$—	$1,907,714	$104,759

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,167,562	$6,788,126	$355,477	$47,100	$84,000	$174,647
Affiliated dividend income	—	—	—	—	—	—
Securities lending income	—	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—
Total Income	1,167,562	6,788,126	355,477	47,100	84,000	174,647
EXPENSES:
Advisory fees	449,305	1,068,763	37,985	6,635	8,515	25,635
Accounting & administration fees	34,649	50,303	34,649	32,989	32,989	34,649
Sub-licensing	26,958	64,126	10,537	1,332	2,991	7,113
Professional fees	15,649	19,202	14,835	16,443	16,532	14,619
Custodian & transfer agent fees	6,591	18,389	3,418	4,358	5,140	8,701
Trustees fees	4,497	7,193	2,450	2,315	2,327	2,353
Listing fee and expenses	2,044	2,044	2,176	7,499	7,500	2,136
Other expenses	13,340	26,532	3,647	3,003	4,772	2,848
Total Expenses	553,033	1,256,552	109,697	74,574	80,766	98,054
Waivers	—	—	(58,614)	(65,650)	(69,315)	(63,579)
Net Expenses	553,033	1,256,552	51,083	8,924	11,451	34,475
Net Investment Income	614,529	5,531,574	304,394	38,176	72,549	140,172
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(1,749,573)	(7,321,737)	9,376	(1,461)	(6,226)	49,129
In-kind redemptions	17,015,016	27,555,541	121,094	—	420,993	63,512
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	15,265,443	20,233,804	130,470	(1,461)	414,767	112,641
Change net in unrealized appreciation (depreciation) on:
Investment securities	(17,932,122)	(2,450,618)	202,500	37,503	(263,103)	(362,221)
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(17,932,122)	(2,450,618)	202,500	37,503	(263,103)	(362,221)
Net realized and unrealized gain (loss)	(2,666,679)	17,783,186	332,970	36,042	151,664	(249,580)
Net increase (decrease) in net assets resulting from operations	$(2,052,150)	$23,314,760	$637,364	$74,218	$224,213	$(109,408)
See Notes to Financial Statements.

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
INVESTMENT INCOME:
Unaffiliated dividend income	$495,222	$356,278	$119,950	$107,707	$422,362	$373,086
Affiliated dividend income	11,137	—	—	7,744	—	—
Securities lending income	—	—	—	—	33,033	11,608
Foreign withholding tax	—	(539)	(299)	—	—	(654)
Total Income	506,359	355,739	119,651	115,451	455,395	384,040
EXPENSES:
Advisory fees	115,274	43,743	19,421	40,793	67,510	75,888
Accounting & administration fees	34,649	34,649	34,649	34,649	34,649	34,649
Sub-licensing	32,162	12,299	5,564	10,033	18,670	15,177
Professional fees	16,921	14,843	14,602	16,134	16,401	14,940
Custodian & transfer agent fees	6,744	12,107	8,601	17,802	19,060	11,349
Trustees fees	3,152	2,475	2,292	2,183	2,680	2,387
Listing fee and expenses	2,519	2,179	2,113	2,270	2,316	2,044
Other expenses	10,551	4,520	2,463	6,142	7,481	6,593
Total Expenses	221,972	126,815	89,705	130,006	168,767	163,027
Waivers	(66,948)	(67,988)	(63,587)	(75,146)	(77,977)	(56,785)
Net Expenses	155,024	58,827	26,118	54,860	90,790	106,242
Net Investment Income	351,335	296,912	93,533	60,591	364,605	277,798
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(22,013)	(35,561)	(14,063)	(30,187)	292,533	(1,599,070)
In-kind redemptions	319,673	34,580	(54,299)	64,086	78,938	2,407,472
Foreign currencies	—	1,949	—	—	—	—
Net realized gain (loss)	297,660	968	(68,362)	33,899	371,471	808,402
Change net in unrealized appreciation (depreciation) on:
Investment securities	(2,623,347)	543,632	(246,507)	(425,587)	137,758	(369,333)
Foreign currencies	—	3,823	—	—	—	(536)
Net change in unrealized appreciation (depreciation)	(2,623,347)	547,455	(246,507)	(425,587)	137,758	(369,869)
Net realized and unrealized gain (loss)	(2,325,687)	548,423	(314,869)	(391,688)	509,229	438,533
Net increase (decrease) in net assets resulting from operations	$(1,974,352)	$845,335	$(221,336)	$(331,097)	$873,834	$716,331

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)		PowerShares Fundamental Pure Large Core Portfolio (PXLC)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$614,529	$1,571,412	$5,531,574	$9,564,757	$304,394	$597,262
Net realized gain (loss)	15,265,443	10,889,630	20,233,804	17,942,068	130,470	3,937,339
Net change in unrealized appreciation (depreciation)	(17,932,122)	(1,693,924)	(2,450,618)	(13,184,103)	202,500	(4,636,615)
Net increase (decrease) in net assets resulting from operations	(2,052,150)	10,767,118	23,314,760	14,322,722	637,364	(102,014)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,184)	(5,376)	199,833	(69,378)	122	(50,168)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(794,464)	(1,510,509)	(5,636,008)	(9,491,440)	(324,469)	(670,286)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	111,905,586	121,004,823	251,141,079	352,632,765	1,310,201	26,748,290
Value of shares repurchased	(109,015,137)	(135,822,460)	(221,773,291)	(360,043,032)	(1,355,678)	(36,322,756)
Net income (loss) equalization	13,184	5,376	(199,833)	69,378	(122)	50,168
Net increase (decrease) in net assets resulting from shares transactions	2,903,633	(14,812,261)	29,167,955	(7,340,889)	(45,599)	(9,524,298)
Increase (Decrease) in Net Assets	43,835	(5,561,028)	47,046,540	(2,578,985)	267,418	(10,346,766)
NET ASSETS:
Beginning of period	191,013,183	196,574,211	419,740,394	422,319,379	25,326,027	35,672,793
End of period	$191,057,018	$191,013,183	$466,786,934	$419,740,394	$25,593,445	$25,326,027
Undistributed net investment income at end of period	$95,302	$288,421	$1,470,637	$1,375,238	$49,767	$69,720
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,100,000	7,150,000	11,950,000	18,050,000	50,000	1,050,000
Shares repurchased	(6,000,000)	(8,100,000)	(10,650,000)	(18,550,000)	(50,000)	(1,450,000)
Shares outstanding, beginning of period	10,200,000	11,150,000	20,250,000	20,750,000	950,000	1,350,000
Shares outstanding, end of period	10,300,000	10,200,000	21,550,000	20,250,000	950,000	950,000

(a) Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)		PowerShares Fundamental Pure Large Value Portfolio (PXLV)		PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
	Six Months Ended October 31, 2012 (Unaudited)	For the Period June 16, 2011(a) to April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	For the Period June 16, 2011(a) to April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$38,176	$33,215	$72,549	$150,154	$140,172	$240,667
Net realized gain (loss)	(1,461)	122,350	414,767	108,242	112,641	3,028,451
Net change in unrealized appreciation (depreciation)	37,503	187,293	(263,103)	505,579	(362,221)	(3,515,009)
Net increase (decrease) in net assets resulting from operations	74,218	342,858	224,213	763,975	(109,408)	(245,891)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	—	—	(5,170)	(5,615)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(33,942)	(17,066)	(77,097)	(132,239)	(127,457)	(227,420)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,174,596	6,164,439	—	14,853,954	—	26,425,945
Value of shares repurchased	—	(2,050,215)	(2,933,009)	(7,337,275)	(1,335,215)	(30,410,631)
Net income (loss) equalization	—	—	—	—	5,170	5,615
Net increase (decrease) in net assets resulting from shares transactions	1,174,596	4,114,224	(2,933,009)	7,516,679	(1,330,045)	(3,979,071)
Increase (Decrease) in Net Assets	1,214,872	4,440,016	(2,785,893)	8,148,415	(1,572,080)	(4,457,997)
NET ASSETS:
Beginning of period	4,440,016	—	8,148,415	—	18,622,745	23,080,742
End of period	$5,654,888	$4,440,016	$5,362,522	$8,148,415	$17,050,665	$18,622,745
Undistributed net investment income at end of period	$20,383	$16,149	$13,367	$17,915	$41,006	$33,461
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	300,001	—	800,001	—	1,000,000
Shares repurchased	—	(100,000)	(150,000)	(400,000)	(50,000)	(1,150,000)
Shares outstanding, beginning of period	200,001	—	400,001	—	700,000	850,000
Shares outstanding, end of period	250,001	200,001	250,001	400,001	650,000	700,000

Statements of Changes in Net Assets (Continued)

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)		PowerShares Fundamental Pure Mid Value Portfolio (PXMV)		PowerShares Fundamental Pure Small Core Portfolio (PXSC)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$351,335	$598,664	$296,912	$506,266	$93,533	$148,645
Net realized gain (loss)	297,660	10,381,870	968	4,472,553	(68,362)	1,790,583
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,623,347)	(20,861,947)	547,455	(4,388,098)	(246,507)	(2,831,971)
Net increase (decrease) in net assets resulting from operations	(1,974,352)	(9,881,413)	845,335	590,721	(221,336)	(892,743)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(20,208)	(17,731)	(8,534)	(13,610)	(12,866)	(5,457)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(487,651)	(355,610)	(304,912)	(458,896)	(119,317)	(102,977)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	120,745,104	—	37,524,414	—	16,742,065
Value of shares repurchased	(10,872,107)	(153,595,166)	(2,420,239)	(46,219,014)	(2,256,870)	(19,002,641)
Net income (loss) equalization	20,208	17,731	8,534	13,610	12,866	5,457
Net increase (decrease) in net assets resulting from shares transactions	(10,851,899)	(32,832,331)	(2,411,705)	(8,680,990)	(2,244,004)	(2,255,119)
Increase (Decrease) in Net Assets	(13,334,110)	(43,087,085)	(1,879,816)	(8,562,775)	(2,597,523)	(3,256,296)
NET ASSETS:
Beginning of period	87,203,402	130,290,487	32,407,709	40,970,484	15,735,047	18,991,343
End of period	$73,869,292	$87,203,402	$30,527,893	$32,407,709	$13,137,524	$15,735,047
Undistributed net investment income (loss) at end of period	$78,352	$234,876	$57,842	$74,376	$3,982	$42,632
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	5,350,000	—	2,250,000	—	700,000
Shares repurchased	(500,000)	(6,900,000)	(150,000)	(2,750,000)	(100,000)	(800,000)
Shares outstanding, beginning of period	3,850,000	5,400,000	1,900,000	2,400,000	650,000	750,000
Shares outstanding, end of period	3,350,000	3,850,000	1,750,000	1,900,000	550,000	650,000

See Notes to Financial Statements.

	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)		PowerShares Fundamental Pure Small Value Portfolio (PXSV)		PowerShares Zacks Micro Cap Portfolio (PZI)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$60,591	$217,586	$364,605	$725,992	$277,798	$433,381
Net realized gain (loss)	33,899	(2,919,524)	371,471	6,460,920	808,402	(1,747,389)
Net increase from payment by affiliate (see Note 3)	—	12,745	—	—	—	—
Net change in unrealized appreciation (depreciation)	(425,587)	(12,685,170)	137,758	(10,394,660)	(369,869)	(6,132,212)
Net increase (decrease) in net assets resulting from operations	(331,097)	(15,374,363)	873,834	(3,207,748)	716,331	(7,446,220)
Undistributed net investment income (loss) included in the price of units issued and redeemed	4,239	285,373	(10,944)	4,399	16,076	255,399
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(218,960)	—	(415,509)	(687,907)	(257,028)	(599,475)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	131,768,597	—	54,373,664	8,090,535	26,907,134
Value of shares repurchased	(3,334,870)	(194,932,390)	(8,595,003)	(70,706,299)	(13,788,157)	(83,806,961)
Net income (loss) equalization	(4,239)	(285,373)	10,944	(4,399)	(16,076)	(255,399)
Net increase (decrease) in net assets resulting from shares transactions	(3,339,109)	(63,449,166)	(8,584,059)	(16,337,034)	(5,713,698)	(57,155,226)
Increase (Decrease) in Net Assets	(3,884,927)	(78,538,156)	(8,136,678)	(20,228,290)	(5,238,319)	(64,945,522)
NET ASSETS:
Beginning of period	30,912,651	109,450,807	52,311,585	72,539,875	34,018,707	98,964,229
End of period	$27,027,724	$30,912,651	$44,174,907	$52,311,585	$28,780,388	$34,018,707
Undistributed net investment income (loss) at end of period	$58,534	$212,664	$76,781	$138,629	$95,892	$59,046
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	7,200,000	—	3,350,000	700,000	2,450,000
Shares repurchased	(200,000)	(11,200,000)	(550,000)	(4,400,000)	(1,200,000)	(7,350,000)
Shares outstanding, beginning of period	1,750,000	5,750,000	3,200,000	4,250,000	3,000,000	7,900,000
Shares outstanding, end of period	1,550,000	1,750,000	2,650,000	3,200,000	2,500,000	3,000,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.73		$17.63		$14.91		$11.03		$17.33	$17.46
Net investment income(a)	0.06		0.15		0.11		0.06		0.08	0.07
Net realized and unrealized gain (loss) on investments	(0.16)		1.09		2.72		3.91		(6.30)	(0.16)
Total from investment operations	(0.10)		1.24		2.83		3.97		(6.22)	(0.09)
Distributions to shareholders from:
Net investment income	(0.08)		(0.14)		(0.11)		(0.09)		(0.08)	(0.04)
Net asset value at end of period	$18.55		$18.73		$17.63		$14.91		$11.03	$17.33
Share price at end of period(b)	$18.56		$18.72		$17.63		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN(c)	(0.51)%		7.18%		19.08%		36.15%		(35.93)%	(0.56)%
SHARE PRICE TOTAL RETURN(c)	(0.41)%		7.12%		19.08%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$191,057		$191,013		$196,574		$230,334		$281,172	$665,609
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.61%		0.63%		0.61%		0.61%	0.63%
Expenses, prior to Waivers	0.62	%(d)	0.62%		0.64%		0.61%		0.60%	0.60%
Net investment income, after Waivers	0.68	%(d)	0.89%		0.73%		0.45%		0.60%	0.37%
Portfolio turnover rate(e)	14%		64%		45%		67%		88%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$(0.00	)(g)	$(0.00	)(g)	$(0.00	)(g)	$(0.02)	$0.02

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.73		$20.35		$18.05	$13.54	$19.27	$20.72
Net investment income(a)	0.27		0.46		0.40	0.39	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.94		0.38		2.33	4.52	(5.81)	(1.40)
Total from investment operations	1.21		0.84		2.73	4.91	(5.40)	(0.97)
Distributions to shareholders from:
Net investment income	(0.28)		(0.46)		(0.43)	(0.40)	(0.33)	(0.48)
Net asset value at end of period	$21.66		$20.73		$20.35	$18.05	$13.54	$19.27
Share price at end of period(b)	$21.68		$20.71		$20.36	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN(c)	5.86%		4.34%		15.50%	36.69%	(28.30)%	(4.78)%
SHARE PRICE TOTAL RETURN(c)	6.06%		4.20%		15.49%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$466,787		$419,740		$422,319	$349,265	$262,699	$252,489
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.59%		0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.59	%(d)	0.59%		0.61%	0.60%	0.61%	0.59%
Net investment income, after Waivers	2.59	%(d)	2.39%		2.22%	2.46%	2.71%	2.14%
Portfolio turnover rate(e)	22%		41%		40%	47%	77%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$(0.00	)(g)	$0.00 (g)	$0.01	$0.02	$0.00 (g)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.66		$26.42	$23.26	$17.56	$25.92	$27.00
Net investment income(a)	0.31		0.57	0.37	0.27	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.30		0.32	3.16	5.74	(8.44)	(1.14)
Total from investment operations	0.61		0.89	3.53	6.01	(8.10)	(0.87)
Distributions to shareholders from:
Net investment income	(0.33)		(0.65)	(0.37)	(0.31)	(0.26)	(0.21)
Net asset value at end of period	$26.94		$26.66	$26.42	$23.26	$17.56	$25.92
Share price at end of period(b)	$26.96		$26.66	$26.42	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN(c)	2.31%		3.64%	15.40%	34.56%	(31.47)%	(3.26)%
SHARE PRICE TOTAL RETURN(c)	2.39%		3.64%	15.40%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,593		$25,326	$35,673	$38,376	$33,355	$25,922
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.43%	0.65%	0.65%	0.65%	0.73%
Expenses, prior to Waivers	0.84	%(d)	0.90%	0.99%	0.88%	0.93%	1.38%
Net investment income, after Waivers	2.32	%(d)	2.32%	1.61%	1.32%	1.71%	1.03%
Portfolio turnover rate(e)	3%		58%	41%	62%	57%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$(0.05)	$(0.03)	$(0.01)	$0.04	$0.06

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

	Six Months Ended October 31, 2012 (Unaudited)		For the Period June 16, 2011(h) Through April 30, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.20		$20.00
Net investment income(a)	0.19		0.28
Net realized and unrealized gain (loss) on investments	0.40		2.09
Total from investment operations	0.59		2.37
Distributions to shareholders from:
Net investment income	(0.17)		(0.17)
Net asset value at end of period	$22.62		$22.20
Share price at end of period(b)	$22.63		$22.19
NET ASSET VALUE, TOTAL RETURN(c)	2.67%		11.99	%(i)
SHARE PRICE TOTAL RETURN(c)	2.76%		11.94	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,655		$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39	%(d)
Expenses, prior to Waivers	3.26	%(d)	7.69	%(d)
Net investment income, after Waivers	1.67	%(d)	1.54	%(d)
Portfolio turnover rate(e)	0	%(j)	3%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$—		$—

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  Commencement of Investment Operations.

(i)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 13.81%. The share price total return from Fund Inception to April 30, 2012 was 13.87%.

(j)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

	Six Months Ended October 31, 2012 (Unaudited)		For the Period June 16, 2011(a) Through April 30, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.37		$20.00
Net investment income(b)	0.25		0.39
Net realized and unrealized gain (loss) on investments	1.07		0.33
Total from investment operations	1.32		0.72
Distributions to shareholders from:
Net investment income	(0.24)		(0.35)
Net asset value at end of period	$21.45		$20.37
Share price at end of period(c)	$21.45		$20.35
NET ASSET VALUE, TOTAL RETURN(d)	6.54%		3.80	%(e)
SHARE PRICE TOTAL RETURN(d)	6.64%		3.70	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,363		$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39	%(f)
Expenses, prior to Waivers	2.75	%(f)	2.87	%(f)
Net investment income, after Waivers	2.47	%(f)	2.38	%(f)
Portfolio turnover rate(g)	1%		2%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$—		$—

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.60		$27.15	$23.05		$16.30		$25.47	$27.98
Net investment income(b)	0.21		0.29	0.21		0.18		0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.39)		(0.57)	4.10		6.73		(9.17)	(2.49)
Total from investment operations	(0.18)		(0.28)	4.31		6.91		(9.04)	(2.38)
Distributions to shareholders from:
Net investment income	(0.19)		(0.27)	(0.21)		(0.16)		(0.13)	(0.13)
Net asset value at end of period	$26.23		$26.60	$27.15		$23.05		$16.30	$25.47
Share price at end of period(c)	$26.20		$26.62	$27.15		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN(d)	(0.66)%		(0.93)%	18.84%		42.59%		(35.57)%	(8.54)%
SHARE PRICE TOTAL RETURN(d)	(0.85)%		(0.85)%	18.89%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,051		$18,623	$23,081		$25,353		$17,929	$25,469
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.43%	0.65%		0.65%		0.65%	0.73%
Expenses, prior to Waivers	1.11	%(f)	1.01%	1.20%		1.11%		1.17%	1.34%
Net investment income, after Waivers	1.59	%(f)	1.16%	0.88%		0.92%		0.67%	0.42%
Portfolio turnover rate(g)	3%		83%	47%		76%		79%	99%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.01)	$(0.00	)(i)	$(0.00	)(i)	$0.01	$(0.01)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 5.17%. The share price total return from Fund Inception to April 30, 2012 was 5.23%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.65		$24.13		$19.11	$13.87		$22.29	$21.09
Net investment income (loss)(a)	0.10		0.13		(0.01)	0.00	(b)	(0.01)	0.00 (b)
Net realized and unrealized gain (loss) on investments	(0.57)		(1.53)		5.09	5.25		(8.41)	1.20
Total from investment operations	(0.47)		(1.40)		5.08	5.25		(8.42)	1.20
Distributions to shareholders from:
Net investment income	(0.13)		(0.08)		—	(0.00	)(b)	—	—
Return of capital	—		—		(0.06)	(0.01)		—	0.00 (b)
Total distributions	(0.13)		(0.08)		(0.06)	(0.01)		—	0.00 (b)
Net asset value at end of period	$22.05		$22.65		$24.13	$19.11		$13.87	$22.29
Share price at end of period(c)	$22.03		$22.63		$24.13	$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN(d)	(2.06)%		(5.74)%		26.61%	37.89%		(37.78)%	5.70%
SHARE PRICE TOTAL RETURN(d)	(2.06)%		(5.83)%		26.67%	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$73,869		$87,203		$130,290	$128,044		$140,038	$390,146
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.43%		0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.56	%(e)	0.55%		0.69%	0.66%		0.61%	0.60%
Net investment income (loss), after Waivers	0.88	%(e)	0.61%		(0.06)%	0.03%		(0.07)%	(0.01)%
Portfolio turnover rate(f)	3%		75%		49%	75%		81%	80%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.01)		$(0.00	)(b)	$0.00 (b)	$(0.00	)(b)	$0.01	$(0.01)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.06		$17.07	$15.37		$11.16		$16.89	$20.25
Net investment income(a)	0.17		0.25	0.15		0.23		0.26	0.22
Net realized and unrealized gain (loss) on investments	0.38		(0.03)	1.70		4.24		(5.75)	(3.32)
Total from investment operations	0.55		0.22	1.85		4.47		(5.49)	(3.10)
Distributions to shareholders from:
Net investment income	(0.17)		(0.23)	(0.15)		(0.26)		(0.24)	(0.26)
Net asset value at end of period	$17.44		$17.06	$17.07		$15.37		$11.16	$16.89
Share price at end of period(c)	$17.43		$17.04	$17.07		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN(d)	3.29%		1.42%	12.16%		40.58%		(32.71)%	(15.47)%
SHARE PRICE TOTAL RETURN(d)	3.35%		1.30%	12.24%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,528		$32,408	$40,970		$43,818		$39,056	$79,380
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.43%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.84	%(e)	0.79%	0.91%		0.84%		0.78%	0.68%
Net investment income, after Waivers	1.97	%(e)	1.57%	0.99%		1.76%		1.95%	1.14%
Portfolio turnover rate(f)	1%		83%	65%		86%		94%	53%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.01)		$(0.01)	$(0.00	)(b)	$(0.00	)(b)	$(0.01)	$0.00 (b)

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.21		$25.32	$21.07		$15.03	$23.31	$26.68
Net investment income(a)	0.17		0.22	0.09		0.11	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.27)		(1.18)	4.25		6.08	(8.31)	(3.13)
Total from investment operations	(0.10)		(0.96)	4.34		6.19	(8.23)	(3.07)
Distributions to shareholders from:
Net investment income	(0.22)		(0.15)	(0.09)		(0.14)	(0.05)	(0.08)
Return of capital	—		—	—		(0.01)	—	(0.22)
Total distributions	(0.22)		(0.15)	(0.09)		(0.15)	(0.05)	(0.30)
Net asset value at end of period	$23.89		$24.21	$25.32		$21.07	$15.03	$23.31
Share price at end of period(b)	$23.83		$24.18	$25.33		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN(c)	(0.40)%		(3.70)%	20.64%		41.37%	(35.34)%	(11.61)%
SHARE PRICE TOTAL RETURN(c)	(0.52)%		(3.85)%	20.80%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,138		$15,735	$18,991		$18,960	$13,530	$16,314
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.43%	0.65%		0.65%	0.65%	0.79%
Expenses, prior to Waivers	1.34	%(d)	1.25%	1.41%		1.26%	1.35%	1.96%
Net investment income, after Waivers	1.39	%(d)	0.97%	0.42%		0.59%	0.47%	0.26%
Portfolio turnover rate(e)	4%		97%	68%		93%	81%	103%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.02)		$(0.01)	$(0.00	)(g)	$0.00 (g)	$0.01	$0.05

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.66		$19.03	$14.12	$10.49	$15.71	$18.59
Net investment income (loss)(a)	0.04		0.07	(0.05)	0.05	0.01	(0.05)
Net realized and unrealized gain (loss) on investments	(0.13)		(1.44)	4.96	3.67	(5.23)	(2.83)
Total from investment operations	(0.09)		(1.37)	4.91	3.72	(5.22)	(2.88)
Distributions to shareholders from:
Net investment income	(0.13)		—	—	(0.07)	—	—
Return of capital	—		—	—	(0.02)	—	—
Total distributions	(0.13)		—	—	(0.09)	—	—
Net asset value at end of period	$17.44		$17.66	$19.03	$14.12	$10.49	$15.71
Share price at end of period(b)	$17.40		$17.64	$19.05	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN(c)	(0.49)%		(7.20)%	34.77%	35.60%	(33.23)%	(15.49)%
SHARE PRICE TOTAL RETURN(c)	(0.60)%		(7.40)%	35.11%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,028		$30,913	$109,451	$32,473	$31,484	$51,846
Ratio to average net assets of:
Expenses, after Waivers(h)	0.39	%(d)	0.48%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers(h)	0.92	%(d)	0.69%	0.93%	0.94%	0.86%	0.77%
Net investment income (loss), after Waivers	0.43	%(d)	0.41%	(0.37)%	0.41%	0.11%	(0.27)%
Portfolio turnover rate(e)	5%		189%	57%	113%	109%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00	(g)	$0.09	$(0.10)	$0.01	$0.00 (g)	$(0.00	)(g)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.
See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.35		$17.07	$14.64		$10.38	$15.80	$18.68
Net investment income(a)	0.13		0.19	0.16		0.09	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.34		(0.72)	2.45		4.25	(5.43)	(2.47)
Total from investment operations	0.47		(0.53)	2.61		4.34	(5.31)	(2.31)
Distributions to shareholders from:
Net investment income	(0.15)		(0.19)	(0.18)		(0.08)	(0.11)	(0.16)
Return of capital	—		—	—		—	—	(0.41)
Total distributions	(0.15)		(0.19)	(0.18)		(0.08)	(0.11)	(0.57)
Net asset value at end of period	$16.67		$16.35	$17.07		$14.64	$10.38	$15.80
Share price at end of period(b)	$16.64		$16.33	$17.08		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN(c)	2.89%		(3.01)%	18.03%		42.03%	(33.69)%	(12.51)%
SHARE PRICE TOTAL RETURN(c)	2.83%		(3.18)%	18.26%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$44,175		$52,312	$72,540		$72,453	$62,253	$91,667
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.43%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.72	%(d)	0.64%	0.80%		0.74%	0.73%	0.67%
Net investment income, after Waivers	1.57	%(d)	1.28%	1.14%		0.73%	1.00%	0.91%
Portfolio turnover rate(e)	3%		109%	90%		116%	98%	86%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$0.00 (g)	$(0.00	)(g)	$0.00 (g)	$0.00 (g)	$(0.03)

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.34		$12.53	$11.69	$8.10	$13.63	$18.32
Net investment income(a)	0.10		0.10	0.04	0.04	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.17		(1.16)	0.88	3.62	(5.48)	(4.73)
Total from investment operations	0.27		(1.06)	0.92	3.66	(5.36)	(4.57)
Distributions to shareholders from:
Net investment income	(0.10)		(0.13)	(0.08)	(0.07)	(0.17)	(0.12)
Net asset value at end of period	$11.51		$11.34	$12.53	$11.69	$8.10	$13.63
Share price at end of period(b)	$11.49		$11.32	$12.52	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN(c)	2.37%		(8.34)%	7.97%	45.49%	(39.70)%	(25.07)%
SHARE PRICE TOTAL RETURN(c)	2.38%		(8.42)%	7.97%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,780		$34,019	$98,964	$53,758	$46,960	$94,068
Ratio to average net assets of:
Expenses, after Waivers(h)	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(h)	1.07	%(d)	0.92%	0.85%	0.93%	0.86%	0.71%
Net investment income, after Waivers	1.83	%(d)	0.92%	0.39%	0.38%	1.11%	0.99%
Portfolio turnover rate(e)	33%		67%	61%	78%	51%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$0.06	$(0.03)	$0.01	$0.00 (g)	$(0.03)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	"Dynamic Large Cap Growth Portfolio"
PowerShares Dynamic Large Cap Value Portfolio (PWV)	"Dynamic Large Cap Value Portfolio"
PowerShares Fundamental Pure Large Core Portfolio (PXLC)	"Fundamental Pure Large Core Portfolio"
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	"Fundamental Pure Large Growth Portfolio"
PowerShares Fundamental Pure Large Value Portfolio (PXLV)	"Fundamental Pure Large Value Portfolio"
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	"Fundamental Pure Mid Core Portfolio"
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	"Fundamental Pure Mid Growth Portfolio"
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	"Fundamental Pure Mid Value Portfolio"
PowerShares Fundamental Pure Small Core Portfolio (PXSC)	"Fundamental Pure Small Core Portfolio"
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	"Fundamental Pure Small Growth Portfolio"
PowerShares Fundamental Pure Small Value Portfolio (PXSV)	"Fundamental Pure Small Value Portfolio"
PowerShares Zacks Micro Cap Portfolio (PZI)	"Zacks Micro Cap Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index
Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Fund	Index
Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index
Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index
Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index
Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index
Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index
Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index
Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U. S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be comprised of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities a Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market;

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities a Fund holds. In addition, common stock in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and they may be more sensitive to changing market conditions.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio's investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Non-Diversified Fund Risk. Fundamental Pure Large Growth Portfolio and Fundamental Pure Large Value Portfolio are non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Funds file U. S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Assets as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The Fundamental Pure Small Value Portfolio and Zacks Micro Cap Portfolio may lend portfolio securities having a market value up to one-third of each Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. Each of the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses and extraordinary expenses) of each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap"), through at least August 31, 2013. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund's average daily net assets per year, through at least August 31, 2013, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from each Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the year ended April 30, 2012, the Adviser has reimbursed the Fundamental Pure Small Growth Portfolio for an economic loss of $12,745 as a result of a trading related activity.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/13	04/30/14	04/30/15	10/31/15
Fundamental Pure Large Core Portfolio	$333,999	$43,459	$112,727	$119,199	$58,614
Fundamental Pure Large Growth Portfolio	195,606	—	—	129,956	65,650
Fundamental Pure Large Value Portfolio	202,511	—	—	133,196	69,315
Fundamental Pure Mid Core Portfolio	355,113	49,614	120,297	121,623	63,579
Fundamental Pure Mid Growth Portfolio	266,828	11,382	67,548	120,951	66,947
Fundamental Pure Mid Value Portfolio	338,231	42,481	110,527	117,234	67,989
Fundamental Pure Small Core Portfolio	367,219	49,750	128,503	125,378	63,588
Fundamental Pure Small Growth Portfolio	349,693	47,020	112,773	114,756	75,144
Fundamental Pure Small Value Portfolio	341,571	36,561	106,105	120,928	77,977
Zacks Micro Cap Portfolio	329,838	55,415	115,423	102,215	56,785

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca
Dynamic Large Cap Value Portfolio	NYSE Arca
Fundamental Pure Large Core Portfolio	Research Affiliates, LLC
Fundamental Pure Large Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Large Value Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Core Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Value Portfolio	Research Affiliates, LLC
Fundamental Pure Small Core Portfolio	Research Affiliates, LLC
Fundamental Pure Small Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Small Value Portfolio	Research Affiliates, LLC
Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Invesco Mortgage Capital, Inc. REIT and the Adviser for Fundamental Pure Mid Growth Portfolio and Fundamental Pure Small Growth Portfolio are subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows the Fundamental Pure Mid Growth Portfolio and Fundamental Pure Small Growth Portfolio transactions in, and earnings from, the investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2012.

Fundamental Pure Mid Growth Portfolio

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2012	Dividend Income
Invesco Ltd.	$817,932	$47,168	$(214,023)	$79,990	$(14,502)	$716,565	$11,137

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Fundamental Pure Small Growth Portfolio

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2012	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$118,629	$6,034	$(16,489)	$23,457	$1,214	$132,845	$7,744

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Fundamental Pure Small Value Portfolio
Equity Securities	$44,139,187	$29,154	$—	$44,168,341
Money Market Funds	2,021,217	—	—	2,021,217
Total	$46,160,404	$29,154	$—	$46,189,558

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below as follows:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$8,637,984	$1,219,609	$251,330,756
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	11,973,345	4,502,050	118,050,674
Fundamental Pure Large Core Portfolio	—	—	87,112	2,328,337	5,621,834	1,626,267	1,169,620	196,490	11,029,660
Fundamental Pure Large Growth Portfolio	—	—	—	—	—	—	264	—	264
Fundamental Pure Large Value Portfolio	—	—	—	—	—	—	888	—	888
Fundamental Pure Mid Core Portfolio	—	—	628,828	3,815,763	3,611,366	741,893	1,172,149	75,092	10,045,091
Fundamental Pure Mid Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	12,021,724	4,813,393	—	167,559,413
Fundamental Pure Mid Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,996,863	2,751,107	2,352,586	166,782	44,934,277
Fundamental Pure Small Core Portfolio	—	—	1,028,299	2,738,120	2,009,294	2,491,519	826,584	159,835	9,253,651
Fundamental Pure Small Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	4,547,805	3,357,200	—	48,770,442
Fundamental Pure Small Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,588,502	5,376,983	767,498	—	45,529,488
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,380,833	7,234,973	8,528,867	—	88,382,130

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$24,780,738	$25,298,410
Dynamic Large Cap Value Portfolio	94,607,602	96,327,519
Fundamental Pure Large Core Portfolio	704,098	757,141
Fundamental Pure Large Growth Portfolio	34,226	22,500
Fundamental Pure Large Value Portfolio	65,248	71,786
Fundamental Pure Mid Core Portfolio	501,955	505,851
Fundamental Pure Mid Growth Portfolio	2,521,297	2,648,990
Fundamental Pure Mid Value Portfolio	438,258	451,936
Fundamental Pure Small Core Portfolio	480,499	523,521
Fundamental Pure Small Growth Portfolio	1,424,453	1,592,172
Fundamental Pure Small Value Portfolio	1,318,234	1,460,887
Zacks Micro Cap Portfolio	9,969,936	10,061,051

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$112,319,665	$109,019,136
Dynamic Large Cap Value Portfolio	254,450,474	223,289,442
Fundamental Pure Large Core Portfolio	918,303	929,471
Fundamental Pure Large Growth Portfolio	1,169,938	—
Fundamental Pure Large Value Portfolio	—	2,931,867
Fundamental Pure Mid Core Portfolio	—	1,334,760
Fundamental Pure Mid Growth Portfolio	—	10,869,769
Fundamental Pure Mid Value Portfolio	—	2,408,944
Fundamental Pure Small Core Portfolio	—	2,232,614
Fundamental Pure Small Growth Portfolio	—	3,330,356
Fundamental Pure Small Value Portfolio	—	8,495,859
Zacks Micro Cap Portfolio	8,724,921	14,282,636

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$171,042,709	$20,152,488	$22,312,050	$(2,159,562)
Dynamic Large Cap Value Portfolio	430,921,404	35,936,201	45,326,967	(9,390,766)
Fundamental Pure Large Core Portfolio	23,820,884	1,792,799	2,829,146	(1,036,347)
Fundamental Pure Large Growth Portfolio	5,474,224	223,540	361,413	(137,873)
Fundamental Pure Large Value Portfolio	5,171,907	236,936	494,518	(257,582)
Fundamental Pure Mid Core Portfolio	17,349,158	(265,261)	1,154,886	(1,420,147)
Fundamental Pure Mid Growth Portfolio	74,816,043	(889,063)	6,894,338	(7,783,401)
Fundamental Pure Mid Value Portfolio	29,269,015	1,239,219	3,757,523	(2,518,304)
Fundamental Pure Small Core Portfolio	13,165,535	20,370	1,359,463	(1,339,093)
Fundamental Pure Small Growth Portfolio	27,754,671	(717,725)	2,917,480	(3,635,205)
Fundamental Pure Small Value Portfolio	45,584,981	604,577	5,495,766	(4,891,189)
Zacks Micro Cap Portfolio	27,210,881	1,756,072	3,133,743	(1,377,671)

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. Each Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's shares are disclosed in detail on the Statements of Changes in Net Assets.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-5

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Dynamic MagniQuant Portfolio (PIQ)

PowerShares Dynamic Market Portfolio (PWC)

PowerShares Dynamic OTC Portfolio (PWO)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Broad Market Portfolios
Schedules of Investments
PowerShares Dynamic MagniQuant Portfolio (PIQ)	5
PowerShares Dynamic Market Portfolio (PWC)	8
PowerShares Dynamic OTC Portfolio (PWO)	10
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	12
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	23
Statements of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	44
Notes to Financial Statements	47

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	1,524	514	22	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	5/1/03	2,394	985	77	16	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	5/1/03	2,394	963	46	22	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1,720	923	17	5	0	0	2
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	9/20/06	1,540	696	26	4	0	2	2

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	966	16	3	0	0	1
PWC	1,294	15	4	0	0	1
PWO	1,331	25	4	0	0	1
PRF	737	25	9	2	0	0
PRFZ	768	37	4	0	0	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio (PIQ) Actual	$1,000.00	$1,009.38	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Market Portfolio (PWC) Actual	$1,000.00	$1,013.01	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Dynamic OTC Portfolio (PWO) Actual	$1,000.00	$925.15	0.60%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares FTSE RAFI US 1000 Portfolio (PRF) Actual	$1,000.00	$1,037.34	0.39%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) Actual	$1,000.00	$1,009.25	0.39%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184/365.

4

Portfolio Composition

PowerShares Dynamic MagniQuant Portfolio (PIQ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Consumer Discretionary	27.6
Financials	20.6
Information Technology	12.0
Health Care	11.6
Industrials	6.5
Energy	6.3
Materials	5.7
Consumer Staples	4.6
Utilities	3.1
Telecommunication Services	2.0
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—27.6%
3,559	AFC Enterprises, Inc.(a)	$90,114
4,110	American Eagle Outfitters, Inc.	85,776
5,942	American Greetings Corp., Class A	102,024
2,403	ANN, Inc.(a)	84,489
3,184	Apollo Group, Inc., Class A(a)	63,935
1,976	Arctic Cat, Inc.(a)	71,670
1,930	Bally Technologies, Inc.(a)	96,346
7,143	Barnes & Noble, Inc.(a)	120,288
2,173	Bob Evans Farms, Inc.	82,726
8,671	Bridgepoint Education, Inc.(a)	86,710
2,481	Brinker International, Inc.	76,415
5,696	Brown Shoe Co., Inc.	89,883
2,752	Capella Education Co.(a)	85,917
2,911	Cato Corp. (The), Class A	82,614
1,672	Coinstar, Inc.(a)	78,484
2,550	Comcast Corp., Class A	95,651
4,277	Cooper Tire & Rubber Co.	86,096
1,877	Core-Mark Holding Co., Inc.	89,852
1,358	Cracker Barrel Old Country Store, Inc.	86,437
4,502	D.R. Horton, Inc.	94,362
2,823	Delphi Automotive PLC (Jersey Islands)(a)	88,755
17,484	Denny's Corp.(a)	80,426
1,139	Dillard's, Inc., Class A	87,703
1,775	Dollar Tree, Inc.(a)	70,769
8,245	E.W. Scripps Co. (The), Class A(a)	87,479
2,473	Foot Locker, Inc.	82,846
6,414	Fred's, Inc., Class A	86,910
2,387	Gap, Inc. (The)	85,264
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,005	General Motors Co.(a)	$102,128
4,048	Grand Canyon Education, Inc.(a)	88,084
1,473	Hibbett Sports, Inc.(a)	79,527
1,507	Home Depot, Inc. (The)	92,500
9,047	Hot Topic, Inc.	77,804
2,671	ITT Educational Services, Inc.(a)	57,400
1,769	Jarden Corp.(a)	88,096
11,585	Krispy Kreme Doughnuts, Inc.(a)	86,077
7,887	LeapFrog Enterprises, Inc.(a)	69,721
2,202	Lear Corp.	93,805
4,687	Liberty Interactive Corp., Class A(a)	93,740
1,832	Lumber Liquidators Holdings, Inc.(a)	102,262
2,026	Madison Square Garden Co. (The), Class A(a)	83,390
2,432	Movado Group, Inc.	77,070
5,456	Multimedia Games Holding Co., Inc.(a)	86,750
1,826	NACCO Industries, Inc., Class A	92,469
1,660	Papa John's International, Inc.(a)	88,511
1,206	PetSmart, Inc.	80,066
6,250	PulteGroup, Inc.(a)	108,375
1,236	Ross Stores, Inc.	75,334
3,992	Stage Stores, Inc.	97,804
4,980	Texas Roadhouse, Inc.	81,074
6,813	Tile Shop Holdings, Inc.(a)	97,971
1,867	TJX Cos., Inc. (The)	77,723
1,956	TRW Automotive Holdings Corp.(a)	90,974
1,728	Walt Disney Co. (The)	84,793
1,640	Wyndham Worldwide Corp.	82,656
		4,756,045

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—4.6%
1,877	CVS Caremark Corp.	$87,093
5,207	Dean Foods Co.(a)	87,686
1,239	Hain Celestial Group, Inc. (The)(a)	71,614
3,837	Kroger Co. (The)	96,769
2,061	Nu Skin Enterprises, Inc., Class A	97,547
5,463	Safeway, Inc.	89,102
2,513	Susser Holdings Corp.(a)	90,317
1,885	USANA Health Sciences, Inc.(a)	81,319
2,028	Weis Markets, Inc.	83,472
		784,919
	Energy—6.3%
6,250	Alon USA Energy, Inc.	82,063
2,867	CVR Energy, Inc.(a)	105,362
3,256	Delek US Holdings, Inc.	83,842
4,965	EPL Oil & Gas, Inc.(a)	107,443
3,401	Global Partners LP	92,711
1,652	Marathon Petroleum Corp.	90,744
4,672	Northern Tier Energy LP(a)	101,382
2,325	Oiltanking Partners LP	81,468
2,036	Phillips 66	96,018
2,151	Tesoro Corp.	81,114
2,735	Valero Energy Corp.	79,589
3,057	Western Refining, Inc.	76,028
		1,077,764
	Financials—20.6%
1,851	Aflac, Inc.	92,143
2,293	Allstate Corp. (The)	91,674
2,276	American Financial Group, Inc.	88,309
2,490	American International Group, Inc.(a)	86,976
2,142	Arch Capital Group Ltd.(a)	94,569
2,940	Aspen Insurance Holdings Ltd. (Bermuda)	95,109
2,425	Assurant, Inc.	91,689
2,510	Axis Capital Holdings Ltd. (Bermuda)	90,912
12,338	CapitalSource, Inc.	97,593
3,006	CBOE Holdings, Inc.	88,647
4,177	Citizens Republic Bancorp, Inc.(a)	75,771
9,607	CNO Financial Group, Inc.	92,035
825	Everest Re Group Ltd.	91,616
4,538	Fidelity National Financial, Inc., Class A	97,158
4,437	First American Financial Corp.	100,942
6,072	First Merchants Corp.	89,319
2,910	Great Southern Bancorp, Inc.	82,557
2,585	HCC Insurance Holdings, Inc.	92,129
2,713	Home BancShares, Inc.	93,978
4,866	Horace Mann Educators Corp.	93,476
3,682	Lincoln National Corp.	91,277
2,505	MetLife, Inc.	88,902
5,800	National Financial Partners Corp.(a)	106,430
1,761	Navigators Group, Inc. (The)(a)	93,474
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,019	Netspend Holdings, Inc.(a)	$96,593
1,165	PartnerRe Ltd.	94,365
2,932	Primerica, Inc.	82,858
3,116	Principal Financial Group, Inc.	85,815
3,026	Protective Life Corp.	82,610
12,284	Regions Financial Corp.	80,092
4,675	Renasant Corp.	86,067
2,126	SCBT Financial Corp.	84,360
3,673	Simmons First National Corp., Class A	91,421
2,739	StanCorp Financial Group, Inc.	94,085
4,325	Stewart Information Services Corp.	100,859
6,997	Symetra Financial Corp.	83,614
3,862	United Fire Group, Inc.	91,800
2,551	Validus Holdings Ltd.	91,326
13,658	Wilshire Bancorp, Inc.(a)	88,914
		3,541,464
	Health Care—11.6%
1,305	Abbott Laboratories	85,504
2,226	Aetna, Inc.	97,276
6,072	Amedisys, Inc.(a)	67,035
1,019	Amgen, Inc.	88,189
2,907	AmSurg Corp.(a)	82,908
583	Biogen Idec, Inc.(a)	80,582
1,712	Cyberonics, Inc.(a)	79,180
2,995	HCA Holdings, Inc.	85,088
3,677	Health Net, Inc.(a)	79,129
1,220	Humana, Inc.	90,609
1,541	ICU Medical, Inc.(a)	91,427
1,723	Magellan Health Services, Inc.(a)	86,408
982	McKesson Corp.	91,630
3,527	Molina Healthcare, Inc.(a)	88,422
11,617	PDL BioPharma, Inc.	86,547
1,968	Questcor Pharmaceuticals, Inc.	50,145
8,261	Select Medical Holdings Corp.(a)	87,484
4,118	Tenet Healthcare Corp.(a)	97,185
4,183	Triple-S Management Corp., Class B(a)	75,461
1,575	UnitedHealth Group, Inc.	88,200
9,447	Universal American Corp.(a)	85,401
6,277	Warner Chilcott PLC, Class A (Ireland)	72,688
1,508	WellCare Health Plans, Inc.(a)	71,781
1,428	WellPoint, Inc.	87,508
		1,995,787
	Industrials—6.5%
2,548	Alaska Air Group, Inc.(a)	97,436
919	AMERCO	106,181
3,045	Brady Corp., Class A	93,664
2,295	EnerSys(a)	79,132
2,134	Huntington Ingalls Industries, Inc.(a)	90,439
790	Hyster-Yale Materials Handling, Inc., Class B(a)	32,485
7,613	Kimball International, Inc., Class B	90,899

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,022	Macquarie Infrastructure Co. LLC	$84,297
1,278	Northrop Grumman Corp.	87,786
1,513	Raytheon Co.	85,575
9,564	Southwest Airlines Co.	84,354
6,338	Sykes Enterprises, Inc.(a)	86,324
8,020	US Airways Group, Inc.(a)	97,684
		1,116,256
	Information Technology—12.0%
5,012	Acxiom Corp.(a)	91,469
6,695	Advanced Energy Industries, Inc.(a)	79,068
18,230	Amkor Technology, Inc.(a)	78,754
2,539	AOL, Inc.(a)	87,164
14,741	Brocade Communications Systems, Inc.(a)	78,127
1,601	CACI International, Inc., Class A(a)	80,738
2,654	Computer Sciences Corp.	80,814
5,513	Convergys Corp.	92,674
3,476	CoreLogic, Inc.(a)	82,729
4,031	CSG Systems International, Inc.(a)	83,079
3,165	EchoStar Corp., Class A(a)	100,520
3,318	Ellie Mae, Inc.(a)	82,950
4,277	First Solar, Inc.(a)	103,974
2,814	Heartland Payment Systems, Inc.	73,389
5,065	Hewlett-Packard Co.	70,150
4,760	Insight Enterprises, Inc.(a)	76,969
7,546	Kulicke & Soffa Industries, Inc.(a)	77,422
3,046	Lender Processing Services, Inc.	73,439
3,938	Lexmark International, Inc., Class A	83,722
13,925	Power-One, Inc.(a)	56,118
2,671	Seagate Technology PLC (Ireland)	72,972
4,046	Unisys Corp.(a)	68,984
2,493	Veeco Instruments, Inc.(a)	76,535
1,793	Verisign, Inc.(a)	66,467
8,943	Vishay Intertechnology, Inc.(a)	74,048
2,044	Western Digital Corp.	69,966
		2,062,241
	Materials—5.7%
2,906	American Vanguard Corp.	103,831
413	CF Industries Holdings, Inc.	84,743
2,157	Georgia Gulf Corp.	76,336
1,261	Minerals Technologies, Inc.	90,363
5,777	Myers Industries, Inc.	85,673
5,089	P.H. Glatfelter Co.	90,635
777	PPG Industries, Inc.	90,971
2,517	Rentech Nitrogen Partners LP	96,678
598	Sherwin-Williams Co. (The)	85,263
388	Terra Nitrogen Co. LP	83,308
1,243	Westlake Chemical Corp.	94,543
		982,344
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—2.0%
2,333	AT&T, Inc.	$80,699
2,269	Atlantic Tele-Network, Inc.	94,027
3,487	Telephone & Data Systems, Inc.	86,722
39,953	Vonage Holdings Corp.(a)	90,693
		352,141
	Utilities—3.1%
1,962	American States Water Co.	86,367
2,319	American Water Works Co., Inc.	85,200
1,464	DTE Energy Co.	90,914
1,270	NextEra Energy, Inc.	88,976
1,292	Sempra Energy	90,117
2,252	Wisconsin Energy Corp.	86,635
		528,209
	Total Common Stocks and Other Equity Interests (Cost $16,306,978)	17,197,170
	Money Market Fund—0.4%
66,142	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $66,142)	66,142
	Total Investments (Cost $16,373,120)—100.4%	17,263,312
	Liabilities in excess of other assets—(0.4)%	(59,996)
	Net Assets—100.0%	$17,203,316

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Market Portfolio (PWC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Information Technology	18.1
Financials	13.7
Consumer Discretionary	12.9
Energy	12.1
Health Care	11.0
Industrials	11.0
Consumer Staples	10.7
Materials	3.9
Utilities	3.6
Telecommunication Services	2.8
Money Market Fund	0.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—12.9%
20,576	AFC Enterprises, Inc.(a)	$520,984
23,760	American Eagle Outfitters, Inc.	495,871
13,891	ANN, Inc.(a)	488,408
11,424	Arctic Cat, Inc.(a)	414,349
24,724	Cooper Tire & Rubber Co.	497,694
90,122	DISH Network Corp., Class A	3,211,047
14,296	Foot Locker, Inc.	478,916
10,976	HSN, Inc.	570,972
45,593	LeapFrog Enterprises, Inc.(a)	403,042
59,321	Limited Brands, Inc.	2,840,883
10,592	Lumber Liquidators Holdings, Inc.(a)	591,245
76,512	Marriott International, Inc., Class A	2,791,158
9,598	Papa John's International, Inc.(a)	511,765
62,961	TJX Cos., Inc. (The)	2,621,066
		16,437,400
	Consumer Staples—10.7%
102,868	CVS Caremark Corp.	4,773,075
9,703	Hain Celestial Group, Inc. (The)(a)	560,833
30,044	Kroger Co. (The)	757,710
19,676	Susser Holdings Corp.(a)	707,156
14,113	Universal Corp.	699,440
14,760	USANA Health Sciences, Inc.(a)	636,746
64,541	Wal-Mart Stores, Inc.	4,841,866
15,881	Weis Markets, Inc.	653,662
		13,630,488
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—12.1%
47,272	Chevron Corp.	$5,209,847
43,265	Delek US Holdings, Inc.	1,114,074
102,454	Marathon Petroleum Corp.	5,627,798
62,084	Northern Tier Energy LP(a)	1,347,223
28,589	Tesoro Corp.	1,078,091
40,620	Western Refining, Inc.	1,010,219
		15,387,252
	Financials—13.7%
52,444	Allstate Corp. (The)	2,096,711
56,950	American International Group, Inc.(a)	1,989,264
14,407	Aspen Insurance Holdings Ltd. (Bermuda)	466,066
11,885	Assurant, Inc.	449,372
60,455	CapitalSource, Inc.	478,199
20,467	Citizens Republic Bancorp, Inc.(a)	371,271
50,480	Discover Financial Services	2,069,680
21,741	First American Financial Corp.	494,608
14,260	Great Southern Bancorp, Inc.	404,556
12,665	HCC Insurance Holdings, Inc.	451,381
84,199	Lincoln National Corp.	2,087,293
57,284	MetLife, Inc.	2,033,009
14,830	Protective Life Corp.	404,859
280,907	Regions Financial Corp.	1,831,514
19,762	Sterling Financial Corp.	420,140
34,284	Symetra Financial Corp.	409,694
12,503	Validus Holdings Ltd.	447,607
66,925	Wilshire Bancorp, Inc.(a)	435,682
		17,340,906

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—11.0%
29,763	Amgen, Inc.	$2,575,839
13,235	AmSurg Corp.(a)	377,462
17,039	Biogen Idec, Inc.(a)	2,355,131
14,817	CareFusion Corp.(a)	393,540
7,796	Cyberonics, Inc.(a)	360,565
87,486	HCA Holdings, Inc.	2,485,477
16,742	Health Net, Inc.(a)	360,288
35,641	Humana, Inc.	2,647,057
7,014	ICU Medical, Inc.(a)	416,141
16,058	Molina Healthcare, Inc.(a)	402,574
8,961	Questcor Pharmaceuticals, Inc.	228,326
13,634	Team Health Holdings, Inc.(a)	362,801
19,044	Triple-S Management Corp., Class B(a)	343,554
43,011	Universal American Corp.	388,819
28,580	Warner Chilcott PLC, Class A (Ireland)	330,956
		14,028,530
	Industrials—11.0%
15,444	Alaska Air Group, Inc.(a)	590,579
13,910	EnerSys(a)	479,617
12,931	Huntington Ingalls Industries, Inc.(a)	548,016
46,140	Kimball International, Inc., Class B	550,912
48,199	Northrop Grumman Corp.	3,310,789
57,043	Raytheon Co.	3,226,352
44,135	RPX Corp.(a)	464,741
360,630	Southwest Airlines Co.	3,180,757
26,504	Spirit Airlines, Inc.(a)	465,145
38,410	Sykes Enterprises, Inc.(a)	523,144
48,607	US Airways Group, Inc.(a)	592,033
		13,932,085
	Information Technology—18.1%
21,142	AOL, Inc.(a)	725,805
22,100	Computer Sciences Corp.	672,945
45,895	Convergys Corp.	771,495
28,936	CoreLogic, Inc.(a)	688,677
33,562	CSG Systems International, Inc.(a)	691,713
27,623	Ellie Mae, Inc.(a)	690,575
18,488	Equinix, Inc.(a)	3,335,420
23,431	Heartland Payment Systems, Inc.	611,080
62,828	Kulicke & Soffa Industries, Inc.(a)	644,615
25,359	Lender Processing Services, Inc.	611,405
114,155	Seagate Technology PLC (Ireland)	3,118,715
33,689	Unisys Corp.(a)	574,397
76,638	Verisign, Inc.(a)	2,840,971
28,492	Visa, Inc., Class A	3,953,550
87,377	Western Digital Corp.	2,990,915
		22,922,278
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—3.9%
17,014	CF Industries Holdings, Inc.	$3,491,102
29,649	Kronos Worldwide, Inc.	395,814
14,812	Rentech Nitrogen Partners LP(a)	568,929
42,281	US Silica Holdings, Inc.(a)	541,197
		4,997,042
	Telecommunication Services—2.8%
32,984	AT&T, Inc.	1,140,917
9,164	Atlantic Tele-Network, Inc.	379,756
71,194	Sprint Nextel Corp.(a)	394,415
14,082	Telephone & Data Systems, Inc.	350,219
28,145	Verizon Communications, Inc.	1,256,393
		3,521,700
	Utilities—3.6%
18,040	American Water Works Co., Inc.	662,790
46,887	Sempra Energy	3,270,368
17,522	Wisconsin Energy Corp.	674,071
		4,607,229
	Total Common Stocks and Other Equity Interests (Cost $121,653,373)	126,804,910
	Money Market Fund—0.1%
87,017	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $87,017)	87,017
	Total Investments (Cost $121,740,390)—99.9%	126,891,927
	Other assets less liabilities—0.1%	116,798
	Net Assets—100.0%	$127,008,725

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic OTC Portfolio (PWO)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Information Technology	53.9
Consumer Discretionary	18.4
Health Care	11.2
Financials	5.9
Industrials	4.2
Consumer Staples	3.8
Energy	1.2
Telecommunication Services	0.8
Materials	0.6
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)
Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.4%
6,694	AFC Enterprises, Inc.(a)	$169,492
3,717	Arctic Cat, Inc.(a)	134,816
6,943	Conn's, Inc.(a)	175,866
23,457	DISH Network Corp., Class A	835,773
14,610	Expedia, Inc.	864,182
4,551	Francesca's Holdings Corp.(a)	134,391
2,770	Hibbett Sports, Inc.(a)	149,552
3,571	HSN, Inc.	185,763
3,123	Papa John's International, Inc.(a)	166,518
10,581	PetSmart, Inc.	702,473
10,845	Ross Stores, Inc.	661,003
17,161	Sonic Corp.(a)	171,095
		4,350,924
	Consumer Staples—3.8%
10,191	Hain Celestial Group, Inc. (The)(a)	589,040
8,857	Susser Holdings Corp.(a)	318,320
		907,360
	Energy—1.2%
2,785	Calumet Specialty Products Partners LP	88,340
12,198	Patterson-UTI Energy, Inc.	197,364
		285,704
	Financials—5.9%
6,126	Arch Capital Group Ltd.(a)	270,463
1,733	Banner Corp.	50,240
4,247	BOK Financial Corp.	249,086
2,047	Citizens Republic Bancorp, Inc.(a)	37,133
2,483	Credit Acceptance Corp.(a)	202,737
2,977	First Merchants Corp.	43,792
1,427	Great Southern Bancorp, Inc.	40,484
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,355	Hanmi Financial Corp.(a)	$41,635
37,042	Huntington Bancshares, Inc.	236,698
863	Navigators Group, Inc. (The)(a)	45,808
1,977	Sterling Financial Corp.	42,031
1,893	United Fire Group, Inc.	44,997
489	Virtus Investment Partners, Inc.(a)	46,944
6,695	Wilshire Bancorp, Inc.(a)	43,584
		1,395,632
	Health Care—11.2%
6,251	Amgen, Inc.	540,993
3,397	AmSurg Corp.(a)	96,883
1,437	Analogic Corp.	105,849
3,578	Biogen Idec, Inc.(a)	494,551
2,001	Cyberonics, Inc.(a)	92,546
1,800	ICU Medical, Inc.(a)	106,794
2,014	Magellan Health Services, Inc.(a)	101,002
5,853	MedAssets, Inc.(a)	103,774
7,081	Momenta Pharmaceuticals, Inc.(a)	89,787
4,740	NuVasive, Inc.(a)	68,351
13,576	PDL BioPharma, Inc.	101,141
12,075	Questcor Pharmaceuticals, Inc.	307,671
38,514	Warner Chilcott PLC, Class A (Ireland)	445,992
		2,655,334
	Industrials—4.2%
3,489	AMERCO	403,119
4,956	Kimball International, Inc., Class B	59,175
29,568	R.R. Donnelley & Sons Co.	296,271
4,741	RPX Corp.(a)	49,923
6,346	SkyWest, Inc.	69,489
2,847	Spirit Airlines, Inc.(a)	49,965

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,126	Sykes Enterprises, Inc.(a)	$56,196
		984,138
	Information Technology—53.9%
7,131	Acxiom Corp.(a)	130,141
9,527	Advanced Energy Industries, Inc.(a)	112,514
21,443	Akamai Technologies, Inc.(a)	814,619
25,941	Amkor Technology, Inc.(a)	112,065
3,915	Ancestry.com, Inc.(a)	123,714
8,926	Arris Group, Inc.(a)	122,643
20,976	Brocade Communications Systems, Inc.(a)	111,173
30,900	CA, Inc.	695,868
2,920	Cirrus Logic, Inc.(a)	119,019
11,109	Concur Technologies, Inc.(a)	735,749
5,736	CSG Systems International, Inc.(a)	118,219
4,504	EchoStar Corp., Class A(a)	143,047
4,069	Equinix, Inc.(a)	734,088
2,265	FEI Co.	124,688
6,086	First Solar, Inc.(a)	147,951
11,279	Fiserv, Inc.(a)	845,248
119,513	Flextronics International Ltd. (Singapore)(a)	689,590
12,943	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	134,348
15,516	IAC/InterActiveCorp.	750,199
6,774	Insight Enterprises, Inc.(a)	109,536
2,806	Itron, Inc.(a)	115,214
10,738	Kulicke & Soffa Industries, Inc.(a)	110,172
2,372	Littelfuse, Inc.	127,139
1,657	Loral Space & Communications, Inc.	130,340
2,405	Manhattan Associates, Inc.(a)	144,300
7,360	Mentor Graphics Corp.(a)	114,227
26,097	Microsoft Corp.	744,678
2,395	MTS Systems Corp.	120,732
4,966	Multi-Fineline Electronix, Inc.(a)	104,981
5,123	NetScout Systems, Inc.(a)	126,692
1,642	OSI Systems, Inc.(a)	130,128
4,070	Plexus Corp.(a)	109,524
19,815	Power-One, Inc.(a)	79,854
5,741	Procera Networks, Inc.(a)	130,034
14,081	Sanmina-SCI Corp.(a)	125,180
25,127	Seagate Technology PLC (Ireland)	686,470
1,882	Stratasys, Inc.(a)	125,473
24,351	Synopsys, Inc.(a)	784,102
2,087	Syntel, Inc.	124,406
2,504	Tech Data Corp.(a)	110,952
1,227	Ultimate Software Group, Inc. (The)(a)	124,369
3,689	Ultratech, Inc.(a)	114,027
3,547	Veeco Instruments, Inc.(a)	108,893
16,869	Verisign, Inc.(a)	625,334
19,233	Western Digital Corp.	658,346
		12,749,986
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—0.6%
726	Kaiser Aluminum Corp.	$43,981
7,738	Steel Dynamics, Inc.	97,886
		141,867
	Telecommunication Services—0.8%
1,338	Atlantic Tele-Network, Inc.	55,447
1,967	SBA Communications Corp., Class A(a)	131,061
		186,508
	Total Common Stocks and Other Equity Interests (Cost $24,018,080)	23,657,453
	Money Market Fund—0.3%
67,667	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $67,667)	67,667
	Total Investments (Cost $24,085,747)—100.3%	23,725,120
	Liabilities in excess of other assets—(0.3)%	(69,638)
	Net Assets—100.0%	$23,655,482

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	22.4
Energy	11.4
Industrials	11.0
Consumer Discretionary	11.0
Consumer Staples	10.5
Health Care	10.5
Information Technology	9.3
Utilities	5.3
Telecommunication Services	4.9
Materials	3.6
Money Market Fund	1.6
Liabilities in excess of other assets	(1.5)

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—11.0%
9,350	Abercrombie & Fitch Co., Class A	$285,923
4,530	Advance Auto Parts, Inc.	321,358
11,957	Aeropostale, Inc.(a)	142,886
7,361	Amazon.com, Inc.(a)	1,713,788
28,856	American Eagle Outfitters, Inc.	602,225
7,860	ANN, Inc.(a)	276,358
12,702	Apollo Group, Inc., Class A(a)	255,056
7,639	Asbury Automotive Group, Inc.(a)	242,309
10,202	Ascena Retail Group, Inc.(a)	202,000
9,926	Autoliv, Inc.	571,738
21,762	AutoNation, Inc.(a)(b)	966,233
1,336	AutoZone, Inc.(a)	501,000
20,352	Barnes & Noble, Inc.(a)	342,728
15,419	Bed Bath & Beyond, Inc.(a)	889,368
111,428	Best Buy Co., Inc.	1,694,820
8,555	Big Lots, Inc.(a)	249,207
5,384	BorgWarner, Inc.(a)	354,375
23,905	Boyd Gaming Corp.(a)(b)	147,494
11,024	Brinker International, Inc.	339,539
9,694	Brunswick Corp.	228,681
5,120	Cabela's, Inc.(a)	229,427
43,816	Cablevision Systems Corp., Class A	763,275
26,084	Career Education Corp.(a)	88,686
20,675	CarMax, Inc.(a)	697,781
36,602	Carnival Corp.	1,386,484
3,561	Carter's, Inc.(a)	192,508
64,786	CBS Corp., Class B	2,099,066
18,040	Charter Communications, Inc., Class A(a)	1,396,476
448	Chipotle Mexican Grill, Inc.(a)	114,029
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,341	Cinemark Holdings, Inc.	$304,699
5,934	Coach, Inc.	332,601
178,724	Comcast Corp., Class A	6,703,937
52,467	Comcast Corp. Special, Class A	1,911,898
12,408	Cooper Tire & Rubber Co.	249,773
5,591	Core-Mark Holding Co., Inc.	267,641
49,316	D.R. Horton, Inc.	1,033,663
30,487	Dana Holding Corp.	401,209
13,459	Darden Restaurants, Inc.	708,213
127,553	Dex One Corp.(a)(b)	127,553
6,539	Dick's Sporting Goods, Inc.	326,950
5,100	Dillard's, Inc., Class A	392,700
48,256	DIRECTV(a)	2,466,364
6,179	Discovery Communications, Inc., Class A(a)	364,685
5,672	Discovery Communications, Inc., Class C(a)	310,712
20,843	DISH Network Corp., Class A	742,636
9,350	Dollar General Corp.(a)	454,597
10,909	Dollar Tree, Inc.(a)	434,942
8,471	Domino's Pizza, Inc.	344,092
75,624	Exide Technologies(a)	230,653
11,776	Expedia, Inc.	696,550
9,776	Family Dollar Stores, Inc.	644,825
15,870	Foot Locker, Inc.	531,645
528,810	Ford Motor Co.	5,901,520
1,752	Fossil, Inc.(a)	152,599
33,717	GameStop Corp., Class A(b)	769,759
65,010	Gannett Co., Inc.	1,098,669
48,193	Gap, Inc. (The)	1,721,454
10,345	Garmin Ltd. (Switzerland)(b)	393,007
115,847	General Motors Co.(a)	2,954,098

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,047	Gentex Corp.	$138,569
16,376	Genuine Parts Co.	1,024,810
97,533	Goodyear Tire & Rubber Co. (The)(a)	1,112,852
5,413	Group 1 Automotive, Inc.	335,660
6,642	Guess?, Inc.	164,589
36,729	H&R Block, Inc.	650,103
12,948	Hanesbrands, Inc.(a)	433,370
17,955	Harley-Davidson, Inc.	839,576
5,033	Harman International Industries, Inc.	211,034
14,031	Hasbro, Inc.(b)	504,976
151,453	Home Depot, Inc. (The)	9,296,185
5,972	HSN, Inc.	310,663
4,189	Hyatt Hotels Corp., Class A(a)	152,898
33,736	International Game Technology	433,170
53,573	Interpublic Group of Cos., Inc. (The)	541,087
37,228	J.C. Penney Co., Inc.(b)	893,844
9,169	Jack in the Box, Inc.(a)	238,486
10,942	Jarden Corp.	544,912
3,872	John Wiley & Sons, Inc., Class A	167,967
77,177	Johnson Controls, Inc.	1,987,308
29,131	Jones Group, Inc. (The)	344,037
23,890	KB Home(b)	381,762
28,903	Kohl's Corp.	1,539,952
9,023	Lamar Advertising Co., Class A(a)	354,153
7,034	Las Vegas Sands Corp.	326,659
17,716	Lear Corp.	754,702
22,457	Leggett & Platt, Inc.	595,784
17,709	Lennar Corp., Class A(b)	663,556
16,390	Liberty Global, Inc., Class A(a)	983,892
14,090	Liberty Global, Inc., Class C(a)	793,126
62,429	Liberty Interactive Corp., Class A(a)	1,248,580
2,343	Liberty Media Corp., Class A(a)	261,643
3,114	Liberty Ventures, Series A(a)	177,218
28,214	Limited Brands, Inc.	1,351,168
34,887	Live Nation Entertainment, Inc.(a)	319,216
14,501	LKQ Corp.(a)	302,926
154,179	Lowe's Cos., Inc.	4,992,316
53,727	Macy's, Inc.	2,045,387
23,831	Marriott International, Inc., Class A	869,355
27,249	Mattel, Inc.	1,002,218
56,517	McDonald's Corp.	4,905,676
23,664	McGraw-Hill Cos., Inc. (The)	1,308,146
4,958	Men's Wearhouse, Inc. (The)	162,573
52,615	MGM Resorts International(a)	542,461
11,694	Mohawk Industries, Inc.(a)	976,098
44,340	New York Times Co. (The), Class A(a)	362,701
39,219	Newell Rubbermaid, Inc.	809,480
131,998	News Corp., Class A	3,157,392
46,478	News Corp., Class B	1,132,204
13,313	NIKE, Inc., Class B	1,216,542
16,079	Nordstrom, Inc.	912,805
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
672	NVR, Inc.(a)	$607,313
241,364	Office Depot, Inc.(a)	598,583
70,930	OfficeMax, Inc.	521,335
25,163	Omnicom Group, Inc.	1,205,559
6,378	O'Reilly Automotive, Inc.(a)	546,467
9,286	Penn National Gaming, Inc.(a)	375,433
10,792	Penske Automotive Group, Inc.	330,235
6,976	PetSmart, Inc.	463,137
2,984	Polaris Industries, Inc.	252,148
517	Priceline.com, Inc.(a)	296,639
46,349	PulteGroup, Inc.(a)	803,692
3,424	PVH Corp.	376,606
45,605	RadioShack Corp.(b)	102,155
2,174	Ralph Lauren Corp., Class A	334,122
33,368	Regal Entertainment Group, Class A(b)	512,532
11,708	Regis Corp.	195,055
9,965	Rent-A-Center, Inc.	332,133
9,848	Ross Stores, Inc.	600,236
26,153	Royal Caribbean Cruises Ltd.	880,572
40,709	Saks, Inc.(a)(b)	418,489
4,176	Scripps Networks Interactive, Inc., Class A	253,567
10,307	Sears Canada, Inc. (Canada)(a)	119,518
24,066	Sears Holdings Corp.(a)(b)	1,508,216
26,113	Service Corp. International	366,627
8,531	Signet Jewelers Ltd. (United Kingdom)	441,565
14,781	Sonic Automotive, Inc., Class A	286,751
123,565	Staples, Inc.	1,422,851
18,435	Starbucks Corp.	846,166
12,870	Starwood Hotels & Resorts Worldwide, Inc.	667,309
89,523	Target Corp.	5,707,091
9,614	Tenneco, Inc.(a)	293,708
6,918	Tiffany & Co.	437,356
30,769	Time Warner Cable, Inc.	3,049,516
170,650	Time Warner, Inc.	7,414,743
41,476	TJX Cos., Inc. (The)	1,726,646
14,220	Toll Brothers, Inc.(a)	469,402
2,410	Tractor Supply Co.	231,938
24,291	TRW Automotive Holdings Corp.(a)	1,129,774
3,969	Tupperware Brands Corp.	234,568
7,592	Urban Outfitters, Inc.(a)	271,490
7,572	Valassis Communications, Inc.(a)	197,023
6,832	VF Corp.	1,069,071
39,282	Viacom, Inc., Class B	2,013,988
34,953	Virgin Media, Inc.(b)	1,144,361
11,295	Visteon Corp.(a)	498,110
135,441	Walt Disney Co. (The)	6,646,090
3,691	Warnaco Group, Inc. (The)(a)	260,511
844	Washington Post Co. (The), Class B	281,482
56,622	Wendy's Co. (The)	241,776
17,677	Whirlpool Corp.	1,726,689

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,533	Williams-Sonoma, Inc.	$394,481
11,780	Wyndham Worldwide Corp.	593,712
4,729	Wynn Resorts Ltd.	572,493
20,005	Yum! Brands, Inc.	1,402,551
		158,717,830
	Consumer Staples—10.5%
301,504	Altria Group, Inc.	9,587,827
119,662	Archer-Daniels-Midland Co.	3,211,728
61,124	Avon Products, Inc.	946,811
6,781	Brown-Forman Corp., Class B	434,391
35,948	Bunge Ltd.	2,553,386
24,176	Campbell Soup Co.(b)	852,688
4,862	Casey's General Stores, Inc.	250,636
45,560	Central European Distribution Corp.(a)(b)	117,545
20,338	Chiquita Brands International, Inc.(a)	146,637
6,232	Church & Dwight Co., Inc.	316,336
10,665	Clorox Co. (The)	771,079
262,393	Coca-Cola Co. (The)	9,755,772
74,314	Coca-Cola Enterprises, Inc.	2,336,432
26,252	Colgate-Palmolive Co.	2,755,410
54,259	ConAgra Foods, Inc.	1,510,571
22,980	Constellation Brands, Inc., Class A(a)	812,113
44,331	Costco Wholesale Corp.	4,363,500
144,066	CVS Caremark Corp.	6,684,662
105,379	Dean Foods Co.(a)	1,774,582
19,985	Dole Food Co., Inc.(a)(b)	251,611
16,598	Dr Pepper Snapple Group, Inc.	711,224
6,702	Energizer Holdings, Inc.	489,045
7,174	Estee Lauder Cos., Inc. (The), Class A	442,062
12,907	Flowers Foods, Inc.	254,139
8,363	Fresh Del Monte Produce, Inc.	210,497
57,284	General Mills, Inc.	2,295,943
29,763	H.J. Heinz Co.	1,711,670
4,760	Harris Teeter Supermarkets, Inc.	178,262
3,534	Herbalife Ltd. (Cayman Islands)(b)	181,471
9,365	Hershey Co. (The)	644,780
12,160	Hillshire Brands Co.	316,282
15,813	Hormel Foods Corp.	466,958
6,360	Ingredion, Inc.	390,886
10,432	J.M. Smucker Co. (The)	893,396
24,288	Kellogg Co.	1,270,748
40,670	Kimberly-Clark Corp.	3,393,912
59,577	Kraft Foods Group, Inc.(a)	2,709,562
163,753	Kroger Co. (The)	4,129,851
11,433	Lorillard, Inc.	1,326,342
7,829	McCormick & Co., Inc.	482,423
5,942	Mead Johnson Nutrition Co.	366,384
18,254	Molson Coors Brewing Co., Class B	787,478
178,655	Mondelez International, Inc., Class A	4,741,504
7,922	Nash Finch Co.	152,340
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,204	Pantry, Inc. (The)(a)	$281,271
124,590	PepsiCo, Inc.	8,626,612
76,883	Philip Morris International, Inc.	6,808,758
228,802	Procter & Gamble Co. (The)	15,842,250
5,815	Ralcorp Holdings, Inc.(a)	419,785
43,579	Reynolds American, Inc.	1,814,630
604,103	Rite Aid Corp.(a)	700,759
113,245	Safeway, Inc.(b)	1,847,026
39,095	Smithfield Foods, Inc.(a)	800,275
307,958	SUPERVALU, Inc.(b)	957,749
86,532	Sysco Corp.	2,688,549
63,075	Tyson Foods, Inc., Class A	1,060,291
4,809	United Natural Foods, Inc.(a)	256,031
5,344	Universal Corp.	264,849
124,249	Walgreen Co.	4,377,292
357,834	Wal-Mart Stores, Inc.	26,844,707
7,821	Whole Foods Market, Inc.	740,883
		152,312,593
	Energy—11.4%
22,594	Alpha Natural Resources, Inc.(a)	193,631
33,665	Anadarko Petroleum Corp.	2,316,489
26,854	Apache Corp.	2,222,168
28,544	Arch Coal, Inc.(b)	227,210
3,852	Atwood Oceanics, Inc.(a)	184,126
37,201	Baker Hughes, Inc.	1,561,326
6,318	Bill Barrett Corp.(a)	144,745
4,417	Bristow Group, Inc.	220,497
6,460	Cabot Oil & Gas Corp.	303,491
14,221	Cameron International Corp.(a)	720,151
82,661	Chesapeake Energy Corp.(b)	1,674,712
243,272	Chevron Corp.	26,811,007
4,471	Cimarex Energy Co.	255,652
2,383	Concho Resources, Inc.(a)	205,224
249,294	ConocoPhillips	14,421,658
16,372	CONSOL Energy, Inc.	575,640
18,325	Cosan Ltd., Class A (Brazil)	300,713
8,097	CVR Energy, Inc.(a)	297,565
25,709	Denbury Resources, Inc.(a)	394,119
38,410	Devon Energy Corp.	2,235,846
11,857	Diamond Offshore Drilling, Inc.	820,979
4,708	Dresser-Rand Group, Inc.(a)	242,603
6,577	Energen Corp.	306,817
12,131	EOG Resources, Inc.	1,413,140
8,817	EQT Corp.	534,575
23,815	EXCO Resources, Inc.(b)	192,902
27,583	Exterran Holdings, Inc.(a)	551,108
503,396	Exxon Mobil Corp.	45,894,613
8,626	FMC Technologies, Inc.(a)	352,803
23,062	Forest Oil Corp.(a)	174,810
63,432	Halliburton Co.	2,048,219

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,675	Helix Energy Solutions Group, Inc.(a)	$288,311
6,360	Helmerich & Payne, Inc.	304,008
50,854	Hess Corp.	2,657,630
10,333	HollyFrontier Corp.	399,164
12,839	Key Energy Services, Inc.(a)	83,967
6,284	Kinder Morgan, Inc.	218,118
172,620	Marathon Oil Corp.	5,188,957
85,609	Marathon Petroleum Corp.	4,702,502
33,857	McDermott International, Inc.(a)	362,608
28,472	Murphy Oil Corp.	1,708,320
47,636	Nabors Industries Ltd. (Bermuda)(a)	642,610
22,923	National Oilwell Varco, Inc.	1,689,425
17,168	Newfield Exploration Co.(a)	465,596
23,379	Noble Corp. (Switzerland)	882,323
9,516	Noble Energy, Inc.	904,115
53,335	Occidental Petroleum Corp.	4,211,332
5,213	Oceaneering International, Inc.	272,796
4,013	Oil States International, Inc.(a)	293,350
31,239	Overseas Shipholding Group, Inc.(b)	34,988
21,081	Patterson-UTI Energy, Inc.	341,091
23,197	Peabody Energy Corp.	647,196
124,648	Phillips 66	5,878,400
4,405	Pioneer Natural Resources Co.	465,388
11,622	Plains Exploration & Production Co.(a)	414,441
13,080	QEP Resources, Inc.	379,320
4,338	Range Resources Corp.	283,532
12,144	Rowan Cos. PLC, Class A (United Kingdom)(a)	385,086
30,645	SandRidge Energy, Inc.(a)	190,612
67,213	Schlumberger Ltd.	4,673,320
3,268	SEACOR Holdings, Inc.(a)	286,636
7,060	SemGroup Corp., Class A(a)	272,798
13,539	Ship Finance International Ltd. (Bermuda)(b)	208,230
2,499	SM Energy Co.	134,746
16,625	Southwestern Energy Co.(a)	576,888
57,559	Spectra Energy Corp.	1,661,728
10,636	Superior Energy Services, Inc.(a)	216,230
4,982	Targa Resources Corp.	253,733
11,230	Teekay Corp. (Bahamas)	343,750
42,729	Tesoro Corp.	1,611,311
5,504	Tidewater, Inc.	261,495
9,561	Ultra Petroleum Corp.(a)(b)	218,086
6,534	Unit Corp.(a)	263,647
155,294	USEC, Inc.(a)(b)	104,901
215,153	Valero Energy Corp.	6,260,952
100,624	Weatherford International Ltd. (Switzerland)(a)	1,137,051
14,799	Western Refining, Inc.	368,051
6,185	Whiting Petroleum Corp.(a)	259,894
56,426	Williams Cos., Inc. (The)	1,974,346
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,514	World Fuel Services Corp.	$503,636
52,015	WPX Energy, Inc.(a)	881,134
		164,566,288
	Financials—22.4%
39,404	ACE Ltd.	3,099,125
2,614	Affiliated Managers Group, Inc.(a)	330,671
48,538	Aflac, Inc.	2,416,222
4,788	Alexander & Baldwin, Inc.(a)	138,517
4,142	Alexandria Real Estate Equities, Inc. REIT	291,721
613	Alleghany Corp.(a)	213,079
5,526	Allied World Assurance Co. Holdings AG (Switzerland)	443,738
116,735	Allstate Corp. (The)	4,667,065
14,692	Alterra Capital Holdings Ltd. (Bermuda)	358,926
6,129	American Capital Agency Corp. REIT	202,380
93,653	American Express Co.	5,241,758
8,478	American Financial Group, Inc.	328,946
67,510	American International Group, Inc.(a)	2,358,124
8,589	American Tower Corp. REIT	646,666
22,642	Ameriprise Financial, Inc.	1,321,614
104,078	Annaly Capital Management, Inc. REIT	1,679,819
25,340	Aon PLC (United Kingdom)	1,367,093
19,576	Apartment Investment & Management Co., Class A REIT	522,483
17,619	Arch Capital Group Ltd.(a)	777,879
9,862	Arthur J. Gallagher & Co.	349,509
14,695	Aspen Insurance Holdings Ltd. (Bermuda)	475,383
32,215	Associated Banc-Corp.	415,251
19,828	Assurant, Inc.	749,697
16,748	Assured Guaranty Ltd. (Bermuda)	232,630
28,737	Astoria Financial Corp.	288,232
4,544	AvalonBay Communities, Inc. REIT	615,985
22,740	Axis Capital Holdings Ltd. (Bermuda)	823,643
17,772	BancorpSouth, Inc.	251,474
4,127,629	Bank of America Corp.	38,469,502
5,652	Bank of Hawaii Corp.	249,592
174,960	Bank of New York Mellon Corp. (The)	4,323,262
103,556	BB&T Corp.	2,997,946
235,227	Berkshire Hathaway, Inc., Class B(a)	20,311,851
13,648	BioMed Realty Trust, Inc. REIT	260,950
7,173	BlackRock, Inc.	1,360,575
9,848	Boston Properties, Inc. REIT	1,046,842
28,305	Brandywine Realty Trust REIT	328,338
4,639	BRE Properties, Inc. REIT	224,296
9,901	Brown & Brown, Inc.	252,971
4,870	Camden Property Trust REIT	319,618
73,442	Capital One Financial Corp.	4,419,005
72,268	CapitalSource, Inc.	571,640
19,210	CBL & Associates Properties, Inc. REIT	429,728
24,350	CBRE Group, Inc., Class A(a)	438,787

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
109,084	Charles Schwab Corp. (The)	$1,481,361
124,772	Chimera Investment Corp. REIT	333,141
38,287	Chubb Corp. (The)	2,947,333
26,189	Cincinnati Financial Corp.	1,043,370
19,991	CIT Group, Inc.(a)	744,065
746,084	Citigroup, Inc.	27,896,081
6,622	City National Corp.	338,384
30,117	CME Group, Inc.	1,684,444
95,467	CNO Financial Group, Inc.	914,574
11,831	Colonial Properties Trust REIT	255,904
33,227	Comerica, Inc.	990,497
8,548	Commerce Bancshares, Inc.	325,508
23,040	CommonWealth REIT	315,878
8,667	Corporate Office Properties Trust REIT	216,242
5,911	Cullen/Frost Bankers, Inc.	326,878
32,457	DCT Industrial Trust, Inc. REIT	209,348
29,660	DDR Corp. REIT	455,578
18,961	DiamondRock Hospitality Co. REIT	160,789
3,569	Digital Realty Trust, Inc. REIT	219,244
42,377	Discover Financial Services	1,737,457
36,700	Duke Realty Corp. REIT	531,416
60,431	E*TRADE Financial Corp.(a)	505,203
10,386	East West Bancorp, Inc.	221,118
7,432	Eaton Vance Corp.	209,136
10,020	Endurance Specialty Holdings Ltd. (Bermuda)	406,311
4,337	Entertainment Properties Trust REIT	192,780
19,406	Equity Residential REIT	1,114,098
3,414	Erie Indemnity Co., Class A	212,419
1,734	Essex Property Trust, Inc. REIT	260,100
8,766	Everest Re Group Ltd.	973,464
15,062	F.N.B. Corp.	161,615
3,303	Federal Realty Investment Trust REIT	356,162
18,437	Federated Investors, Inc., Class B(b)	428,476
45,245	Fidelity National Financial, Inc., Class A	968,695
146,979	Fifth Third Bancorp	2,135,605
20,823	First American Financial Corp.	473,723
49,032	First Horizon National Corp.	456,488
31,635	First Niagara Financial Group, Inc.	261,938
7,608	First Republic Bank	261,335
16,073	FirstMerit Corp.	222,772
9,369	Franklin Resources, Inc.	1,197,358
28,435	Fulton Financial Corp.	276,388
36,889	General Growth Properties, Inc. REIT	725,238
167,656	Genworth Financial, Inc., Class A(a)	999,230
85,027	Goldman Sachs Group, Inc. (The)	10,406,454
8,168	Hanover Insurance Group, Inc. (The)	294,946
164,483	Hartford Financial Services Group, Inc. (The)	3,570,926
6,764	Hatteras Financial Corp. REIT	184,454
14,347	HCC Insurance Holdings, Inc.	511,327
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,396	HCP, Inc. REIT	$1,036,443
9,153	Health Care REIT, Inc. REIT	543,963
7,575	Highwoods Properties, Inc. REIT	244,294
3,591	Home Properties, Inc. REIT	218,297
21,567	Hospitality Properties Trust REIT	498,629
61,887	Host Hotels & Resorts, Inc. REIT	894,886
122,983	Hudson City Bancorp, Inc.	1,043,511
139,006	Huntington Bancshares, Inc.	888,248
16,905	Interactive Brokers Group, Inc., Class A	240,896
2,394	IntercontinentalExchange, Inc.(a)	313,614
20,451	Invesco Ltd.(c)	497,368
55,342	iStar Financial, Inc. REIT(a)	483,136
12,226	Jefferies Group, Inc.	174,098
3,262	Jones Lang LaSalle, Inc.	253,588
644,453	JPMorgan Chase & Co.	26,860,801
12,189	Kemper Corp.	377,859
186,644	KeyCorp	1,571,542
4,048	Kilroy Realty Corp. REIT	179,772
35,707	Kimco Realty Corp. REIT	697,001
16,497	Knight Capital Group, Inc., Class A(a)	43,387
25,988	Legg Mason, Inc.	662,174
11,787	Leucadia National Corp.	267,565
26,004	Lexington Realty Trust REIT(b)	246,778
14,147	Liberty Property Trust REIT	496,843
63,976	Lincoln National Corp.	1,585,965
63,176	Loews Corp.	2,671,081
15,208	M&T Bank Corp.(b)	1,583,153
9,582	Macerich Co. (The) REIT	546,174
13,553	Mack-Cali Realty Corp. REIT	352,242
1,065	Markel Corp.(a)	502,616
47,693	Marsh & McLennan Cos., Inc.	1,622,993
18,409	MBIA, Inc.(a)	182,249
4,613	Mercury General Corp.	186,965
112,788	MetLife, Inc.	4,002,846
42,082	MFA Financial, Inc. REIT	343,810
40,074	MGIC Investment Corp.(a)(b)	68,927
11,490	Montpelier Re Holdings Ltd. (Bermuda)	262,776
10,034	Moody's Corp.	483,237
270,349	Morgan Stanley	4,698,666
8,277	MSCI, Inc.(a)	222,982
23,681	NASDAQ OMX Group, Inc. (The)	563,845
6,779	National Retail Properties, Inc. REIT(b)	214,759
71,344	New York Community Bancorp, Inc.(b)	988,828
25,761	Northern Trust Corp.	1,230,861
33,498	NYSE Euronext	829,410
49,790	Old Republic International Corp.	491,925
13,618	PartnerRe Ltd.	1,103,058
46,408	People's United Financial, Inc.	558,288
39,789	PHH Corp.(a)(b)	828,009
26,321	Piedmont Office Realty Trust, Inc., Class A REIT	468,514

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,830	Platinum Underwriters Holdings Ltd. (Bermuda)	$303,252
15,376	Plum Creek Timber Co., Inc. REIT	675,006
64,084	PNC Financial Services Group, Inc.	3,729,048
34,845	Popular, Inc.(a)	673,554
9,947	Potlatch Corp. REIT	382,761
9,347	Primerica, Inc.	264,146
48,231	Principal Financial Group, Inc.	1,328,282
2,733	ProAssurance Corp.	244,330
85,659	Progressive Corp. (The)	1,910,196
30,375	Prologis, Inc. REIT	1,041,559
17,652	Protective Life Corp.	481,900
68,755	Prudential Financial, Inc.	3,922,473
5,298	Public Storage REIT	734,462
10,899	Raymond James Financial, Inc.	415,688
8,710	Rayonier, Inc. REIT	426,877
6,498	Realty Income Corp. REIT(b)	255,176
20,898	Redwood Trust, Inc. REIT	325,800
7,530	Regency Centers Corp. REIT	361,591
391,505	Regions Financial Corp.	2,552,613
11,270	Reinsurance Group of America, Inc.	596,408
6,324	RenaissanceRe Holdings Ltd. (Bermuda)	514,521
8,966	SEI Investments Co.	196,176
11,115	Selective Insurance Group, Inc.	205,516
11,535	Senior Housing Properties Trust REIT	253,539
11,236	Simon Property Group, Inc. REIT	1,710,232
5,993	SL Green Realty Corp. REIT	451,273
60,751	SLM Corp.	1,068,003
8,565	StanCorp Financial Group, Inc.	294,208
52,506	State Street Corp.	2,340,192
128,021	SunTrust Banks, Inc.	3,482,171
25,139	Susquehanna Bancshares, Inc.	260,691
3,024	SVB Financial Group(a)	171,128
25,247	Symetra Financial Corp.	301,702
229,171	Synovus Financial Corp.(b)	561,469
12,164	T. Rowe Price Group, Inc.	789,930
2,530	Taubman Centers, Inc. REIT	198,731
31,703	TCF Financial Corp.	362,682
31,379	TD Ameritrade Holding Corp.	492,336
13,288	Torchmark Corp.	672,240
89,326	Travelers Cos., Inc. (The)	6,336,786
8,360	Trustmark Corp.	196,209
212,975	U.S. Bancorp	7,072,900
14,217	UDR, Inc. REIT	345,047
52,384	Unum Group	1,062,347
13,078	Validus Holdings Ltd.	468,192
18,319	Valley National Bancorp(b)	178,427
9,904	Ventas, Inc. REIT	626,626
14,819	Vornado Realty Trust REIT	1,188,632
16,612	W.R. Berkley Corp.	646,041
5,882	Waddell & Reed Financial, Inc., Class A	196,047
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,322	Washington REIT	$162,539
15,096	Washington Federal, Inc.	253,311
10,851	Webster Financial Corp.	238,722
13,488	Weingarten Realty Investors REIT	364,176
562,456	Wells Fargo & Co.	18,949,143
169,903	Weyerhaeuser Co. REIT	4,704,614
918	White Mountains Insurance Group Ltd.	470,659
16,489	Willis Group Holdings PLC (Ireland)	555,185
62,588	XL Group PLC (Ireland)	1,548,427
39,053	Zions Bancorp.	838,468
		324,411,016
	Health Care—10.5%
119,399	Abbott Laboratories	7,823,023
47,245	Aetna, Inc.	2,064,607
14,881	Agilent Technologies, Inc.	535,567
11,477	Alere, Inc.(a)	220,358
7,736	Allergan, Inc.	695,621
5,396	AMERIGROUP Corp.(a)	492,871
74,963	AmerisourceBergen Corp.	2,956,541
60,322	Amgen, Inc.	5,220,568
36,237	Baxter International, Inc.	2,269,523
16,849	Becton, Dickinson and Co.	1,275,132
8,781	Biogen Idec, Inc.(a)	1,213,710
277,676	Boston Scientific Corp.(a)	1,427,255
171,792	Bristol-Myers Squibb Co.	5,712,084
11,362	Brookdale Senior Living, Inc.(a)	266,553
4,240	C.R. Bard, Inc.	407,846
97,526	Cardinal Health, Inc.	4,011,244
26,843	CareFusion Corp.(a)	712,950
9,722	Celgene Corp.(a)	712,817
4,994	Centene Corp.(a)	189,672
4,370	Cerner Corp.(a)	332,950
5,093	Charles River Laboratories International, Inc.(a)	190,071
31,461	Cigna Corp.	1,604,511
37,059	Community Health Systems, Inc.(a)	1,016,158
5,211	Covance, Inc.(a)	253,828
31,891	Coventry Health Care, Inc.	1,391,723
30,997	Covidien PLC (Ireland)	1,703,285
8,054	DaVita Healthcare Partners, Inc.(a)	906,236
7,501	DENTSPLY International, Inc.	276,337
2,995	Edwards Lifesciences Corp.(a)	260,056
137,478	Eli Lilly & Co.	6,685,555
8,274	Endo Health Solutions, Inc.(a)	237,133
34,899	Express Scripts Holding Co.(a)	2,147,684
26,050	Forest Laboratories, Inc.(a)	878,146
31,377	Gilead Sciences, Inc.(a)	2,107,279
45,067	HCA Holdings, Inc.	1,280,354
45,890	Health Management Associates, Inc., Class A(a)	334,997

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,616	Health Net, Inc.(a)	$508,216
8,103	Henry Schein, Inc.(a)	597,839
6,471	Hill-Rom Holdings, Inc.	181,770
16,947	Hologic, Inc.(a)	349,447
16,369	Hospira, Inc.(a)	502,365
25,324	Humana, Inc.	1,880,814
545	Intuitive Surgical, Inc.(a)	295,510
238,482	Johnson & Johnson	16,889,295
31,360	Kindred Healthcare, Inc.(a)	307,328
7,425	Laboratory Corp. of America Holdings(a)	629,120
12,883	Life Technologies Corp.(a)	630,108
10,201	LifePoint Hospitals, Inc.(a)	360,503
5,034	Magellan Health Services, Inc.(a)	252,455
54,375	McKesson Corp.	5,073,731
3,048	MEDNAX, Inc.(a)	210,251
89,811	Medtronic, Inc.	3,734,341
280,954	Merck & Co., Inc.	12,819,931
1,244	Mettler-Toledo International, Inc.(a)	210,696
23,301	Mylan, Inc.(a)	590,447
16,166	Omnicare, Inc.	558,212
12,665	Owens & Minor, Inc.	360,573
9,165	Patterson Cos., Inc.	306,111
9,366	PerkinElmer, Inc.	289,690
1,917	Perrigo Co.	220,474
962,379	Pfizer, Inc.	23,934,366
14,802	Quest Diagnostics, Inc.	854,371
20,255	St. Jude Medical, Inc.	774,956
6,068	STERIS Corp.	216,082
16,510	Stryker Corp.	868,426
4,918	Teleflex, Inc.	334,178
32,437	Tenet Healthcare Corp.(a)	765,513
34,270	Thermo Fisher Scientific, Inc.	2,092,526
106,393	UnitedHealth Group, Inc.	5,958,008
19,079	Universal American Corp.(a)	172,474
8,657	Universal Health Services, Inc., Class B	358,313
4,768	Varian Medical Systems, Inc.(a)	318,312
9,380	VCA Antech, Inc.(a)	183,660
33,993	Warner Chilcott PLC, Class A (Ireland)	393,639
2,919	Waters Corp.(a)	238,803
7,090	Watson Pharmaceuticals, Inc.(a)	609,386
5,168	WellCare Health Plans, Inc.(a)	245,997
93,303	WellPoint, Inc.	5,717,608
10,036	Zimmer Holdings, Inc.	644,412
		152,254,502
	Industrials—11.0%
55,432	3M Co.	4,855,843
8,953	ABM Industries, Inc.	170,107
2,942	Acuity Brands, Inc.	190,347
25,476	ADT Corp. (The)(a)	1,057,509
19,674	AECOM Technology Corp.(a)	422,401
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,089	AerCap Holdings NV (Netherlands)(a)	$212,929
12,511	AGCO Corp.(a)	569,376
10,257	Alaska Air Group, Inc.(a)	392,228
7,200	Alliant Techsystems, Inc.	412,488
9,255	AMETEK, Inc.	329,015
3,890	Armstrong World Industries, Inc.	201,502
4,269	Atlas Air Worldwide Holdings, Inc.(a)	234,752
21,182	Avery Dennison Corp.	685,873
52,527	Avis Budget Group, Inc.(a)	868,271
10,903	Babcock & Wilcox Co. (The)(a)	280,970
6,047	BE Aerospace, Inc.(a)	272,659
67,679	Boeing Co. (The)	4,767,309
11,714	Briggs & Stratton Corp.	231,352
8,910	Brink's Co. (The)	234,422
9,813	C.H. Robinson Worldwide, Inc.	592,018
5,416	Carlisle Cos., Inc.	300,859
39,350	Caterpillar, Inc.	3,337,274
12,211	Cintas Corp.	510,542
10,387	Con-way, Inc.	302,366
12,359	Cooper Industries PLC (Ireland)	926,183
7,045	Copart, Inc.(a)	202,826
11,156	Corrections Corp. of America	375,399
12,092	Covanta Holding Corp.	219,833
5,176	Crane Co.	217,288
89,384	CSX Corp.	1,829,690
9,086	Cummins, Inc.	850,268
4,923	Curtiss-Wright Corp.	151,973
30,048	Danaher Corp.	1,554,383
28,643	Deere & Co.	2,447,258
192,415	Delta Air Lines, Inc.(a)	1,852,956
8,410	Deluxe Corp.	264,999
3,828	Dollar Thrifty Automotive Group, Inc.(a)(b)	294,756
5,478	Donaldson Co., Inc.	176,775
14,675	Dover Corp.	854,379
79,211	DryShips, Inc. (Greece)(a)	175,848
2,801	Dun & Bradstreet Corp. (The)	226,993
29,650	Eaton Corp.(b)	1,400,073
15,020	EMCOR Group, Inc.	483,043
66,050	Emerson Electric Co.	3,198,802
6,155	EnerSys(a)	212,224
3,322	Engility Holdings, Inc.(a)	63,118
7,247	Equifax, Inc.	362,640
3,253	Esterline Technologies Corp.(a)	187,991
66,278	Exelis, Inc.	733,035
10,337	Expeditors International of Washington, Inc.	378,438
6,884	Fastenal Co.	307,715
34,983	FedEx Corp.	3,218,086
3,592	Flowserve Corp.	486,680
18,743	Fluor Corp.	1,046,797
12,646	Fortune Brands Home & Security, Inc.(a)	359,652
See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,575	Foster Wheeler AG (Switzerland)(a)	$391,395
5,052	FTI Consulting, Inc.(a)	131,150
2,739	Gardner Denver, Inc.	189,895
6,209	GATX Corp.	257,425
13,743	General Cable Corp.(a)	392,088
43,658	General Dynamics Corp.	2,972,237
1,581,616	General Electric Co.	33,308,833
15,868	GrafTech International Ltd.(a)	166,773
6,505	Granite Construction, Inc.	196,516
17,709	Harsco Corp.	354,003
94,450	Hertz Global Holdings, Inc.(a)	1,253,352
7,336	HNI Corp.	201,887
61,538	Honeywell International, Inc.	3,768,587
4,069	Hubbell, Inc., Class B	340,657
14,002	Huntington Ingalls Industries, Inc.(a)	593,405
5,604	IDEX Corp.	238,338
42,195	Illinois Tool Works, Inc.	2,587,819
33,267	Ingersoll-Rand PLC (Ireland)	1,564,547
12,259	Iron Mountain, Inc.	424,161
41,811	ITT Corp.	869,669
4,815	J.B. Hunt Transport Services, Inc.	282,641
17,283	Jacobs Engineering Group, Inc.(a)	666,951
71,873	JetBlue Airways Corp.(a)	380,208
4,512	Joy Global, Inc.	281,774
5,611	Kansas City Southern	451,461
16,101	KBR, Inc.	448,574
14,822	Kelly Services, Inc., Class A	196,984
5,400	Kennametal, Inc.	191,268
3,166	Kirby Corp.(a)	181,982
19,933	L-3 Communications Holdings, Inc.	1,471,055
6,216	Lennox International, Inc.	311,111
5,274	Lincoln Electric Holdings, Inc.	228,733
42,663	Lockheed Martin Corp.	3,996,243
16,080	Manitowoc Co., Inc. (The)	229,140
22,518	Manpower, Inc.	854,333
80,068	Masco Corp.	1,208,226
4,798	Matson, Inc.	101,958
33,913	Meritor, Inc.(a)	149,895
4,900	Moog, Inc., Class A(a)	181,349
3,846	Mueller Industries, Inc.	168,455
20,616	Navistar International Corp.(a)(b)	386,550
10,047	Nielsen Holdings NV (Netherlands)(a)	290,559
31,203	Norfolk Southern Corp.	1,914,304
54,003	Northrop Grumman Corp.	3,709,466
20,377	Oshkosh Corp.(a)	610,902
21,114	Owens Corning(a)	709,219
35,635	PACCAR, Inc.	1,544,421
4,914	Pall Corp.	309,385
11,837	Parker Hannifin Corp.	931,098
10,102	Pentair Ltd. (Switzerland)	426,708
48,784	Pitney Bowes, Inc.(b)	700,538
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,552	Precision Castparts Corp.	$960,885
13,608	Quad Graphics, Inc.(b)	249,435
22,512	Quanta Services, Inc.(a)	583,736
78,380	R.R. Donnelley & Sons Co.(b)	785,368
49,974	Raytheon Co.	2,826,529
3,221	Regal-Beloit Corp.	209,945
41,275	Republic Airways Holdings, Inc.(a)	192,754
38,159	Republic Services, Inc.	1,081,808
11,799	Robert Half International, Inc.	317,275
8,222	Rockwell Automation, Inc.	584,255
9,969	Rockwell Collins, Inc.	534,139
3,931	Roper Industries, Inc.	429,147
11,255	Ryder System, Inc.	507,826
10,764	Seaspan Corp. (Hong Kong)(b)	170,825
16,327	Shaw Group, Inc. (The)(a)	714,959
25,303	SkyWest, Inc.	277,068
5,346	Snap-On, Inc.	413,406
72,229	Southwest Airlines Co.	637,060
13,513	Spirit Aerosystems Holdings, Inc., Class A(a)	211,208
6,173	SPX Corp.	423,406
11,338	Stanley Black & Decker, Inc.	785,723
23,166	Steelcase, Inc., Class A	231,892
2,413	Stericycle, Inc.(a)	228,656
3,128	Teledyne Technologies, Inc.(a)	200,286
23,465	Terex Corp.(a)	529,136
38,928	Textron, Inc.	981,375
8,404	Timken Co. (The)	331,874
2,695	TransDigm Group, Inc.	359,001
9,797	Trinity Industries, Inc.	306,450
2,887	Triumph Group, Inc.	188,868
16,673	Tutor Perini Corp.(a)	169,064
50,952	Tyco International Ltd. (Switzerland)	1,369,080
28,930	Union Pacific Corp.	3,559,258
75,354	United Continental Holdings, Inc.(a)(b)	1,447,550
55,643	United Parcel Service, Inc., Class B	4,075,850
9,522	United Rentals, Inc.(a)	387,165
11,891	United Stationers, Inc.	345,077
75,678	United Technologies Corp.	5,914,992
17,448	URS Corp.	584,159
17,098	USG Corp.(a)(b)	456,688
14,914	UTi Worldwide, Inc. (British Virgin Islands)	207,155
3,256	W.W. Grainger, Inc.	655,791
5,454	Waste Connections, Inc.	179,055
62,249	Waste Management, Inc.	2,038,032
8,913	Werner Enterprises, Inc.	206,425
4,865	WESCO International, Inc.(a)	315,641
17,441	Xylem, Inc.	423,119
27,253	YRC Worldwide, Inc.(a)	210,938
		159,010,075

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—9.3%
30,980	Accenture PLC, Class A (Ireland)	$2,088,362
35,617	Activision Blizzard, Inc.	387,869
24,987	Adobe Systems, Inc.(a)	849,558
69,553	Advanced Micro Devices, Inc.(a)(b)	142,584
7,409	Akamai Technologies, Inc.(a)	281,468
2,201	Alliance Data Systems Corp.(a)	314,853
8,638	Altera Corp.	263,286
16,481	Amdocs Ltd. (Guernsey)	545,027
39,645	Amkor Technology, Inc.(a)(b)	171,266
6,621	Amphenol Corp., Class A	398,121
18,164	Analog Devices, Inc.	710,394
4,912	Anixter International, Inc.	287,941
2,850	ANSYS, Inc.(a)	202,008
43,195	AOL, Inc.(a)	1,482,884
14,236	Apple, Inc.	8,471,844
118,146	Applied Materials, Inc.	1,252,348
28,594	Arrow Electronics, Inc.(a)	1,007,367
19,077	Atmel Corp.(a)	88,994
8,549	Autodesk, Inc.(a)	272,200
31,677	Automatic Data Processing, Inc.	1,830,614
7,208	Avago Technologies Ltd. (Singapore)	238,080
32,322	Avnet, Inc.(a)	926,025
13,963	Benchmark Electronics, Inc.(a)	206,932
9,760	BMC Software, Inc.(a)	397,232
15,006	Broadcom Corp., Class A(a)	473,214
10,119	Broadridge Financial Solutions, Inc.	232,231
49,471	Brocade Communications Systems, Inc.(a)	262,196
23,389	CA, Inc.	526,720
4,176	CACI International, Inc., Class A(a)	210,596
5,810	Check Point Software Technologies Ltd. (Israel)(a)	258,719
376,893	Cisco Systems, Inc.	6,459,946
4,512	Citrix Systems, Inc.(a)	278,887
7,595	Cognizant Technology Solutions Corp., Class A(a)	506,207
45,821	Computer Sciences Corp.	1,395,249
19,089	Compuware Corp.(a)	165,311
22,500	Convergys Corp.	378,225
55,858	CoreLogic, Inc.(a)	1,329,420
148,641	Corning, Inc.	1,746,532
6,874	Cree, Inc.(a)(b)	208,488
247,774	Dell, Inc.	2,286,954
7,256	Diebold, Inc.	215,866
4,223	DST Systems, Inc.	240,880
59,524	eBay, Inc.(a)	2,874,414
21,396	Electronic Arts, Inc.(a)	264,241
95,448	EMC Corp.(a)	2,330,840
1,641	Equinix, Inc.(a)	296,053
29,085	Fidelity National Information Services, Inc.	956,024
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,889	First Solar, Inc.(a)(b)	$240,402
10,983	Fiserv, Inc.(a)	823,066
234,999	Flextronics International Ltd. (Singapore)(a)	1,355,944
9,362	FLIR Systems, Inc.	181,904
3,687	Global Payments, Inc.	157,619
7,712	Google, Inc., Class A(a)	5,242,386
12,668	Harris Corp.	579,941
389,504	Hewlett-Packard Co.	5,394,630
6,794	IAC/InterActiveCorp.	328,490
72,788	Ingram Micro, Inc., Class A(a)	1,106,378
13,227	Insight Enterprises, Inc.(a)	213,881
398,501	Intel Corp.	8,617,584
61,824	International Business Machines Corp.	12,026,623
16,910	Intersil Corp., Class A	119,215
9,927	Intuit, Inc.	589,862
5,177	Itron, Inc.(a)	212,568
26,503	Jabil Circuit, Inc.	459,562
15,165	Juniper Networks, Inc.(a)	251,284
8,422	KLA-Tencor Corp.	391,791
5,327	Lam Research Corp.(a)	188,576
11,656	Lender Processing Services, Inc.	281,026
12,667	Lexmark International, Inc., Class A(b)	269,300
11,807	Linear Technology Corp.	369,087
31,334	LSI Corp.(a)	214,638
42,924	Marvell Technology Group Ltd. (Bermuda)	338,670
2,029	MasterCard, Inc., Class A	935,227
20,935	Maxim Integrated Products, Inc.	576,236
98,184	MEMC Electronic Materials, Inc.(a)	247,424
15,165	Microchip Technology, Inc.	475,423
157,028	Micron Technology, Inc.(a)	851,877
457,462	Microsoft Corp.	13,053,678
6,894	Molex, Inc.	179,037
7,611	Molex, Inc., Class A	163,180
25,868	Monster Worldwide, Inc.(a)	160,899
48,495	Motorola Solutions, Inc.	2,506,222
16,630	NCR Corp.(a)	353,886
13,513	NetApp, Inc.(a)	363,500
6,710	Nuance Communications, Inc.(a)	149,365
33,351	NVIDIA Corp.(a)	399,211
10,456	NXP Semiconductor NV (Netherlands)(a)	253,663
32,173	ON Semiconductor Corp.(a)	197,864
199,844	Oracle Corp.	6,205,156
28,140	Paychex, Inc.	912,580
55,693	QUALCOMM, Inc.	3,262,217
70,635	SAIC, Inc.	776,279
15,094	SanDisk Corp.(a)	630,325
38,462	Sanmina-SCI Corp.(a)	341,927
36,740	Seagate Technology PLC (Ireland)	1,003,737
58,931	Symantec Corp.(a)	1,071,955

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,948	Synopsys, Inc.(a)	$288,126
40,421	TE Connectivity Ltd. (Switzerland)	1,300,748
23,951	Tech Data Corp.(a)	1,061,269
52,302	Tellabs, Inc.	152,722
4,093	Teradata Corp.(a)	279,593
11,299	Teradyne, Inc.(a)	165,191
74,962	Texas Instruments, Inc.	2,105,683
20,923	Total System Services, Inc.	470,558
4,219	Trimble Navigation Ltd.(a)	199,052
18,924	Unisys Corp.(a)	322,654
15,698	Visa, Inc., Class A	2,178,254
26,184	Vishay Intertechnology, Inc.(a)	216,804
24,638	Western Digital Corp.	843,359
33,546	Western Union Co. (The)	426,034
219,932	Xerox Corp.	1,416,362
13,641	Xilinx, Inc.	446,879
104,973	Yahoo!, Inc.(a)	1,764,596
		135,377,649
	Materials—3.6%
16,788	Air Products & Chemicals, Inc.	1,301,574
3,862	Airgas, Inc.	343,602
45,384	AK Steel Holding Corp.(b)	228,735
4,426	Albemarle Corp.	243,917
275,363	Alcoa, Inc.	2,359,861
11,363	Allegheny Technologies, Inc.	299,415
4,739	AptarGroup, Inc.	243,016
12,476	Ashland, Inc.	887,667
14,296	Ball Corp.	612,298
14,730	Bemis Co., Inc.	486,826
7,103	Cabot Corp.	254,003
9,926	Celanese Corp., Series A	377,089
2,717	CF Industries Holdings, Inc.	557,501
18,278	Chemtura Corp.(a)	291,169
8,146	Cliffs Natural Resources, Inc.	295,455
6,518	Coeur d'Alene Mines Corp.(a)	201,471
35,596	Commercial Metals Co.	489,801
16,987	Crown Holdings, Inc.(a)	649,753
4,875	Cytec Industries, Inc.	335,497
5,728	Domtar Corp.	456,808
161,208	Dow Chemical Co. (The)	4,723,394
81,679	E.I. du Pont de Nemours & Co.	3,636,349
12,595	Eastman Chemical Co.	746,128
11,628	Ecolab, Inc.	809,309
6,470	FMC Corp.	346,274
80,784	Freeport-McMoRan Copper & Gold, Inc.	3,140,882
1,165	Greif, Inc., Class B	52,775
3,213	Greif, Inc., Class A	134,817
36,686	Huntsman Corp.	551,757
5,695	International Flavors & Fragrances, Inc.	368,011
64,679	International Paper Co.	2,317,449
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
52,242	LyondellBasell Industries NV, Class A (Netherlands)	$2,789,200
3,825	Martin Marietta Materials, Inc.(b)	314,836
25,027	MeadWestvaco Corp.	743,052
25,845	Monsanto Co.	2,224,479
18,343	Mosaic Co. (The)	960,073
30,221	Newmont Mining Corp.	1,648,556
49,474	Nucor Corp.	1,985,392
10,280	Olin Corp.	213,207
7,021	OM Group, Inc.(a)	142,035
34,451	Owens-Illinois, Inc.(a)	671,450
11,391	Packaging Corp. of America	401,761
13,521	PolyOne Corp.	255,953
15,671	PPG Industries, Inc.	1,834,761
16,355	Praxair, Inc.	1,737,065
10,298	Reliance Steel & Aluminum Co.	559,593
28,906	Resolute Forest Products(a)(b)	352,653
3,464	Rock-Tenn Co., Class A	253,530
6,897	Rockwood Holdings, Inc.	316,572
16,485	RPM International, Inc.	439,490
6,327	Scotts Miracle-Gro Co. (The), Class A	270,859
26,542	Sealed Air Corp.	430,511
4,780	Sensient Technologies Corp.	173,896
7,262	Sherwin-Williams Co. (The)	1,035,416
5,296	Sigma-Aldrich Corp.	371,461
4,390	Silgan Holdings, Inc.	190,131
14,144	Sonoco Products Co.	440,303
25,934	Southern Copper Corp.	988,085
34,730	Steel Dynamics, Inc.	439,335
42,401	United States Steel Corp.(b)	864,556
7,454	Valspar Corp. (The)	417,648
15,375	Vulcan Materials Co.	706,789
4,061	W.R. Grace & Co.(a)	260,554
2,864	Walter Energy, Inc.	100,125
12,572	Worthington Industries, Inc.	271,807
		52,547,737
	Telecommunication Services—4.9%
950,609	AT&T, Inc.	32,881,565
36,802	CenturyLink, Inc.	1,412,461
51,714	Cincinnati Bell, Inc.(a)	269,430
8,413	Crown Castle International Corp.(a)	561,568
239,552	Frontier Communications Corp.(b)	1,130,685
16,239	Level 3 Communications, Inc.(a)	332,900
37,228	MetroPCS Communications, Inc.(a)	380,098
39,836	NII Holdings, Inc.(a)(b)	317,493
1,572,309	Sprint Nextel Corp.(a)	8,710,592
25,464	Telephone & Data Systems, Inc.	633,290
10,085	tw telecom, inc.(a)	256,865
526,199	Verizon Communications, Inc.	23,489,523
87,310	Windstream Corp.(b)	832,937
		71,209,407

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—5.3%
169,107	AES Corp. (The)	$1,767,168
8,865	AGL Resources, Inc.	361,958
4,395	ALLETE, Inc.	182,920
15,073	Alliant Energy Corp.	673,763
53,422	Ameren Corp.	1,756,515
78,387	American Electric Power Co., Inc.	3,483,518
16,901	American Water Works Co., Inc.	620,943
11,037	Aqua America, Inc.	280,230
19,554	Atmos Energy Corp.	703,357
8,929	Avista Corp.	226,975
6,407	Black Hills Corp.	229,178
51,882	Calpine Corp.(a)	913,123
62,578	CenterPoint Energy, Inc.	1,356,065
5,919	Cleco Corp.	255,405
33,722	CMS Energy Corp.	820,119
41,247	Consolidated Edison, Inc.	2,490,494
67,863	Dominion Resources, Inc.	3,581,809
28,784	DTE Energy Co.	1,787,486
66,418	Duke Energy Corp.	4,362,999
53,651	Edison International	2,518,378
34,099	Entergy Corp.	2,474,905
113,689	Exelon Corp.	4,067,792
59,411	FirstEnergy Corp.	2,716,271
354,800	GenOn Energy, Inc.(a)	911,836
26,179	Great Plains Energy, Inc.	587,457
15,309	Hawaiian Electric Industries, Inc.	396,197
6,081	IDACORP, Inc.	271,942
15,519	Integrys Energy Group, Inc.	838,647
2,657	ITC Holdings Corp.	211,550
28,089	MDU Resources Group, Inc.	610,374
8,363	National Fuel Gas Co.	440,730
5,341	New Jersey Resources Corp.	237,461
52,651	NextEra Energy, Inc.	3,688,729
48,176	NiSource, Inc.	1,227,043
22,978	Northeast Utilities	903,035
5,579	NorthWestern Corp.	199,784
90,361	NRG Energy, Inc.	1,948,183
34,981	NV Energy, Inc.	664,989
10,968	OGE Energy Corp.	631,538
25,111	ONEOK, Inc.	1,187,750
53,558	Pepco Holdings, Inc.	1,064,198
63,927	PG&E Corp.	2,718,176
8,384	Piedmont Natural Gas Co., Inc.	267,198
17,122	Pinnacle West Capital Corp.	906,952
15,698	PNM Resources, Inc.	347,868
12,660	Portland General Electric Co.	346,884
64,688	PPL Corp.	1,913,471
82,513	Public Service Enterprise Group, Inc.	2,643,717
23,543	Questar Corp.	476,510
19,110	SCANA Corp.	937,919
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,564	Sempra Energy	$2,062,089
94,697	Southern Co. (The)	4,435,608
6,205	Southwest Gas Corp.	269,731
33,726	TECO Energy, Inc.	602,684
19,727	UGI Corp.	636,985
5,558	UIL Holdings Corp.	201,033
5,808	UNS Energy Corp.	247,653
12,975	Vectren Corp.	383,671
16,667	Westar Energy, Inc.	495,010
7,539	WGL Holdings, Inc.	299,826
20,575	Wisconsin Energy Corp.	791,520
68,344	Xcel Energy, Inc.	1,930,718
		76,568,037
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,336,620,540)—99.9%	1,446,975,134
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.6%
22,623,189	Invesco Liquid Assets Portfolio—Institutional Class (Cost $22,623,189)(d)(e)	22,623,189
	Total Investments (Cost $1,359,243,729)—101.5%	1,469,598,323
	Liabilities in excess of other assets—(1.5)%	(22,323,478)
	Net Assets—100.0%	$1,447,274,845

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Financials	23.0
Consumer Discretionary	18.0
Industrials	17.4
Information Technology	15.2
Health Care	8.7
Money Market Fund	6.4
Materials	6.3
Energy	4.8
Consumer Staples	3.6
Utilities	1.7
Telecommunication Services	1.3
Liabilities in excess of other assets	(6.4)

Schedule of Investments

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.0%
34,354	1-800-FLOWERS.COM, Inc., Class A(a)	$124,705
4,576	AFC Enterprises, Inc.(a)	115,864
13,485	AH Belo Corp., Class A	67,425
14,558	Ambassadors Group, Inc.	74,537
9,275	AMC Networks, Inc., Class A(a)	433,328
85,110	American Apparel, Inc.(a)	90,217
43,591	American Axle & Manufacturing Holdings, Inc.(a)	473,834
49,976	American Greetings Corp., Class A(b)	858,088
2,427	American Public Education, Inc.(a)	88,416
2,803	America's Car-Mart, Inc.(a)	117,334
35,302	Ameristar Casinos, Inc.	644,261
6,905	Arbitron, Inc.	251,066
27,567	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)(b)	355,890
3,255	Arctic Cat, Inc.(a)	118,059
5,870	Ascent Capital Group, Inc., Class A(a)	348,971
13,841	Bally Technologies, Inc.(a)	690,943
40,923	Beazer Homes USA, Inc.(a)(b)	674,820
20,592	bebe Stores, Inc.	83,398
80,987	Belo Corp., Class A	605,783
27,481	Big 5 Sporting Goods Corp.	245,405
723	Biglari Holdings, Inc.(a)	255,660
4,529	BJ's Restaurants, Inc.(a)	149,683
2,973	Blue Nile, Inc.(a)(b)	112,290
9,718	Blyth, Inc.(b)	221,959
19,993	Bob Evans Farms, Inc.	761,134
42,771	Bon-Ton Stores, Inc. (The)(b)	525,228
5,442	Bravo Brio Restaurant Group, Inc.(a)	71,834
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,753	Bridgepoint Education, Inc.(a)	$37,530
63,114	Brown Shoe Co., Inc.	995,939
11,034	Buckle, Inc. (The)(b)	498,406
2,321	Buffalo Wild Wings, Inc.(a)	176,280
36,891	Build-A-Bear Workshop, Inc.(a)	132,439
72,060	Callaway Golf Co.	393,448
4,214	Capella Education Co.(a)	131,561
6,087	Caribou Coffee Co., Inc.(a)	72,861
10,724	Carmike Cinemas, Inc.(a)	146,061
11,927	Carrols Restaurant Group, Inc.(a)	76,571
36,283	Casual Male Retail Group, Inc.(a)	140,052
14,774	Cato Corp. (The), Class A	419,286
1,851	Cavco Industries, Inc.(a)	89,477
12,317	CEC Entertainment, Inc.	381,827
95,626	Central European Media Enterprises Ltd., Class A (Bermuda)(a)(b)	512,555
25,414	Cheesecake Factory, Inc. (The)	840,187
10,322	Cherokee, Inc.	148,740
52,744	Chico's FAS, Inc.	981,038
15,895	Children's Place Retail Stores, Inc. (The)(a)	928,745
7,095	Choice Hotels International, Inc.	222,003
50,129	Christopher & Banks Corp.(a)	156,402
4,465	Churchill Downs, Inc.	291,698
15,904	Citi Trends, Inc.(a)	195,301
38,689	Clear Channel Outdoor Holdings, Inc., Class A	257,669
9,679	Coinstar, Inc.(a)(b)	454,332
47,626	Coldwater Creek, Inc.(a)	197,648
6,509	Columbia Sportswear Co.(b)	367,108
21,647	Conn's, Inc.(a)(b)	548,319

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
153,494	Corinthian Colleges, Inc.(a)(b)	$419,039
13,666	Cracker Barrel Old Country Store, Inc.	869,841
19,092	Crocs, Inc.(a)	240,559
6,392	CSS Industries, Inc.	128,479
17,799	CTC Media, Inc.	149,334
33,132	Cumulus Media, Inc., Class A(a)(b)	81,505
7,597	Deckers Outdoor Corp.(a)(b)	217,502
15,049	Delphi Automotive PLC (Jersey Islands)(a)	473,141
6,008	Delta Apparel, Inc.(a)	90,961
70,565	Denny's Corp.(a)	324,599
10,989	Destination Maternity Corp.	208,351
22,095	DeVry, Inc.(b)	580,215
27,138	Digital Generation, Inc.(a)(b)	252,383
9,143	DineEquity, Inc.(a)	573,266
7,593	Dorman Products, Inc.(a)	231,966
39,356	DreamWorks Animation SKG, Inc., Class A(a)(b)	801,682
7,621	Drew Industries, Inc.(a)	241,357
8,555	DSW, Inc., Class A	535,457
8,775	Dunkin' Brands Group, Inc.	272,025
38,122	E.W. Scripps Co. (The), Class A(a)	404,474
27,240	Education Management Corp.(a)(b)	86,623
45,109	Entercom Communications Corp., Class A(a)(b)	293,660
16,704	Ethan Allen Interiors, Inc.	491,265
26,654	Express, Inc.(a)	296,659
39,503	Federal-Mogul Corp.(a)	297,853
12,326	Fiesta Restaurant Group, Inc.(a)	162,950
83,393	Fifth & Pacific Cos., Inc.(a)	915,655
19,757	Finish Line, Inc. (The), Class A	411,044
3,772	Fisher Communications, Inc.	95,205
34,489	Fred's, Inc., Class A	467,326
9,956	Fuel Systems Solutions, Inc.(a)	161,984
130,161	Furniture Brands International, Inc.(a)	197,845
10,447	Genesco, Inc.(a)	598,613
12,884	G-III Apparel Group Ltd.(a)	476,193
20,554	GNC Holdings, Inc., Class A	794,823
4,818	Gordmans Stores, Inc.(a)	72,559
7,887	Grand Canyon Education, Inc.(a)	171,621
34,727	Gray Television, Inc.(a)	73,969
47,574	Harte-Hanks, Inc.	264,987
16,178	Haverty Furniture Cos., Inc.	242,832
11,347	Helen of Troy Ltd.(a)	342,906
19,303	hhgregg, Inc.(a)(b)	116,590
5,719	Hibbett Sports, Inc.(a)	308,769
26,435	Hillenbrand, Inc.	541,124
33,447	Hot Topic, Inc.	287,644
238,730	Hovnanian Enterprises, Inc., Class A(a)(b)	1,026,539
28,291	Iconix Brand Group, Inc.(a)	523,666
16,834	International Speedway Corp., Class A	429,267
18,928	Interval Leisure Group, Inc.	360,768
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,114	Isle of Capri Casinos, Inc.(a)	$128,373
11,639	ITT Educational Services, Inc.(a)(b)	250,122
27,664	JAKKS Pacific, Inc.	357,142
9,060	Jos. A. Bank Clothiers, Inc.(a)	423,917
33,096	Journal Communications, Inc., Class A(a)	185,669
7,549	K12, Inc.(a)(b)	154,528
7,701	Kirkland's, Inc.(a)	73,853
17,663	Krispy Kreme Doughnuts, Inc.(a)	131,236
54,753	K-Swiss, Inc., Class A(a)(b)	124,837
28,644	La-Z-Boy, Inc.(a)	464,606
16,911	LeapFrog Enterprises, Inc.(a)	149,493
17,573	Libbey, Inc.(a)	315,435
14,345	Life Time Fitness, Inc.(a)(b)	643,947
6,065	Lifetime Brands, Inc.	67,321
37,226	LIN TV Corp., Class A(a)	208,838
27,311	Lincoln Educational Services Corp.	101,324
43,491	Lions Gate Entertainment Corp. (Canada)(a)(b)	725,430
20,994	Lithia Motors, Inc., Class A	717,995
26,972	LodgeNet Interactive Corp.(a)(b)	11,868
3,833	Lululemon Athletica, Inc.(a)	264,515
7,171	Lumber Liquidators Holdings, Inc.(a)(b)	400,285
17,122	M/I Homes, Inc.(a)	380,964
20,928	Madison Square Garden Co. (The), Class A(a)	861,396
11,605	Maidenform Brands, Inc.(a)	217,130
16,315	Marcus Corp.	177,833
22,560	MarineMax, Inc.(a)	185,669
13,739	Matthews International Corp., Class A	395,271
157,142	McClatchy Co. (The), Class A(a)(b)	447,855
28,414	MDC Holdings, Inc.	1,086,551
29,109	Media General, Inc., Class A(a)(b)	122,258
22,534	Meredith Corp.(b)	754,213
27,381	Meritage Homes Corp.(a)	1,012,549
53,452	Modine Manufacturing Co.(a)	363,474
5,645	Monro Muffler Brake, Inc.	191,478
25,522	Morgans Hotel Group Co.(a)	164,617
3,436	Morningstar, Inc.	216,399
10,727	Motorcar Parts of America, Inc.(a)(b)	50,417
7,423	Movado Group, Inc.	235,235
12,918	Multimedia Games Holding Co., Inc.(a)	205,396
7,617	NACCO Industries, Inc., Class A	385,725
22,617	National CineMedia, Inc.	349,659
5,800	Netflix, Inc.(a)(b)	458,722
35,746	New York & Co., Inc.(a)	120,464
8,260	Nexstar Broadcasting Group, Inc., Class A(a)	89,786
26,234	Nutrisystem, Inc.	252,633
48,196	Orbitz Worldwide, Inc.(a)	119,044
38,842	Orient-Express Hotels Ltd., Class A(a)	455,617
23,425	Overstock.com, Inc.(a)(b)	353,249
5,910	Oxford Industries, Inc.	327,887
109,137	Pacific Sunwear of California, Inc.(a)	185,533
4,201	Panera Bread Co., Class A(a)	708,457

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,883	Papa John's International, Inc.(a)	$473,642
40,652	Pep Boys - Manny, Moe & Jack (The)	406,113
15,170	Perry Ellis International, Inc.(a)	313,109
7,118	PetMed Express, Inc.	77,586
20,353	Pier 1 Imports, Inc.	415,201
51,002	Pinnacle Entertainment, Inc.(a)	650,786
17,526	Pool Corp.	738,195
148,727	Quiksilver, Inc.(a)	475,926
8,745	Red Lion Hotels Corp.(a)	57,630
8,492	Red Robin Gourmet Burgers, Inc.(a)	283,633
72,650	Ruby Tuesday, Inc.(a)	524,533
5,519	Rue21, Inc.(a)	166,177
24,976	Ruth's Hospitality Group, Inc.(a)	166,090
42,363	Ryland Group, Inc.	1,434,835
23,384	Ryman Hospitality Properties, Inc. REIT(a)	912,210
31,599	Sally Beauty Holdings, Inc.(a)	760,904
23,042	Scholastic Corp.	760,156
67,184	School Specialty, Inc.(a)(b)	124,290
47,270	Scientific Games Corp., Class A(a)	389,032
56,711	Sealy Corp.(a)(b)	126,466
7,904	Select Comfort Corp.(a)	219,968
11,557	SHFL entertainment, Inc.(a)	163,300
12,333	Shoe Carnival, Inc.	288,346
6,622	Shutterfly, Inc.(a)	200,382
16,857	Sinclair Broadcast Group, Inc., Class A	212,398
190,981	Sirius XM Radio, Inc.(a)	534,747
15,005	Six Flags Entertainment Corp.	856,936
47,780	Skechers U.S.A., Inc., Class A(a)	793,148
13,779	Skyline Corp.	63,383
29,244	Smith & Wesson Holding Corp.(a)	280,742
1,910	SodaStream International Ltd. (Israel)(a)(b)	68,282
49,387	Sonic Corp.(a)	492,388
16,550	Sotheby's	515,201
31,590	Spartan Motors, Inc.	148,473
9,043	Speedway Motorsports, Inc.	147,401
35,868	Stage Stores, Inc.	878,766
11,299	Standard Motor Products, Inc.	212,195
54,604	Standard Pacific Corp.(a)(b)	376,768
34,282	Stein Mart, Inc.(a)	269,457
5,625	Steiner Leisure Ltd.(a)	247,050
4,002	Steinway Musical Instruments, Inc.(a)	96,608
6,490	Steven Madden Ltd.(a)	278,551
56,147	Stewart Enterprises, Inc., Class A(b)	436,262
24,458	Stoneridge, Inc.(a)	121,556
4,543	Strayer Education, Inc.(b)	261,041
2,447	Sturm Ruger & Co., Inc.(b)	115,572
20,024	Superior Industries International, Inc.	342,210
47,221	SuperMedia, Inc.(a)(b)	120,414
6,751	Systemax, Inc.(a)	73,856
6,177	Tempur-Pedic International, Inc.(a)	163,320
20,102	Texas Roadhouse, Inc.	327,261
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,507	Thor Industries, Inc.	$932,001
7,347	Tower International, Inc.(a)	52,017
8,458	Town Sports International Holdings, Inc.(a)	106,571
109,066	TravelCenters of America LLC(a)	530,061
15,764	TripAdvisor, Inc.(a)	477,492
8,441	True Religion Apparel, Inc.	216,512
48,751	Tuesday Morning Corp.(a)	291,043
4,615	Ulta Salon, Cosmetics & Fragrance, Inc.	425,595
5,941	Under Armour, Inc., Class A(a)(b)	310,477
18,679	Unifi, Inc.(a)	262,066
8,768	Universal Electronics, Inc.(a)	150,459
9,990	Universal Technical Institute, Inc.	128,072
17,884	Vail Resorts, Inc.	1,015,454
73,447	ValueVision Media, Inc., Class A(a)	165,256
2,023	Vera Bradley, Inc.(a)(b)	60,306
7,054	Vitamin Shoppe, Inc.(a)	403,771
18,704	VOXX International Corp.(a)	116,339
6,468	Weight Watchers International, Inc.(b)	325,017
13,818	West Marine, Inc.(a)	142,878
77,333	Wet Seal, Inc. (The), Class A(a)	221,172
22,060	Winnebago Industries, Inc.(a)	277,956
29,731	WMS Industries, Inc.(a)	488,480
15,692	Wolverine World Wide, Inc.	657,024
29,190	World Wrestling Entertainment, Inc., Class A(b)	236,147
137,820	Zale Corp.(a)	989,548
5,261	Zumiez, Inc.(a)	133,156
		80,414,271
	Consumer Staples—3.6%
19,233	Adecoagro SA (Luxembourg)(a)	176,559
68,227	Alliance One International, Inc.(a)	207,410
15,942	Andersons, Inc. (The)	626,202
17,004	B&G Foods, Inc.	514,711
1,477	Boston Beer Co., Inc. (The), Class A(a)(b)	158,896
4,692	Calavo Growers, Inc.	110,778
8,909	Cal-Maine Foods, Inc.	384,245
14,282	Central Garden & Pet Co.(a)	158,245
39,804	Central Garden & Pet Co., Class A(a)	448,591
4,255	Coca-Cola Bottling Co. Consolidated	292,489
25,997	Darling International, Inc.(a)	429,730
10,051	Diamond Foods, Inc.(b)	186,145
12,307	Elizabeth Arden, Inc.(a)	580,644
5,831	Fresh Market, Inc. (The)(a)	330,676
7,361	Green Mountain Coffee Roasters, Inc.(a)(b)	177,842
13,988	Hain Celestial Group, Inc. (The)(a)	808,506
12,988	Ingles Markets, Inc., Class A	210,406
4,801	Inter Parfums, Inc.	87,666
4,713	J & J Snack Foods Corp.	269,914
6,880	Lancaster Colony Corp.	500,726
4,820	Medifast, Inc.(a)	123,006

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,796	Monster Beverage Corp.(a)	$482,257
8,282	National Beverage Corp.(a)	123,153
11,482	Nu Skin Enterprises, Inc., Class A(b)	543,443
6,756	Nutraceutical International Corp.(a)	107,150
14,644	Omega Protein Corp.(a)	95,333
82,264	Pilgrim's Pride Corp.(a)	463,146
18,874	Prestige Brands Holdings, Inc.(a)	328,219
5,831	PriceSmart, Inc.	483,915
10,775	Revlon, Inc., Class A(a)	165,935
12,446	Sanderson Farms, Inc.	563,679
9,749	Schiff Nutrition International, Inc.(a)	329,906
8,361	Seneca Foods Corp., Class A(a)	238,999
24,570	Smart Balance, Inc.(a)	292,383
22,718	Snyders-Lance, Inc.	575,674
25,186	Spartan Stores, Inc.	361,671
22,433	Spectrum Brands Holdings, Inc.(a)	1,020,477
17,401	Susser Holdings Corp.(a)	625,392
9,703	Tootsie Roll Industries, Inc.(b)	258,585
14,158	TreeHouse Foods, Inc.(a)	758,161
3,060	USANA Health Sciences, Inc.(a)(b)	132,008
24,343	Vector Group Ltd.	400,686
3,805	Village Super Market, Inc., Class A	139,529
5,860	WD-40 Co.	280,460
8,401	Weis Markets, Inc.	345,785
20,174	Zhongpin, Inc.(a)	232,405
		16,131,738
	Energy—4.8%
2,128	Adams Resources & Energy, Inc.	64,734
33,316	Alon USA Energy, Inc.	437,439
14,731	Amyris, Inc.(a)(b)	37,859
4,608	Approach Resources, Inc.(a)	113,495
25,691	Basic Energy Services, Inc.(a)	266,930
13,491	Berry Petroleum Co., Class A	519,538
27,644	BPZ Resources, Inc.(a)	79,615
184,032	Cal Dive International, Inc.(a)(b)	231,880
19,614	Callon Petroleum Co.(a)	112,192
3,192	CARBO Ceramics, Inc.(b)	236,048
10,280	Carrizo Oil & Gas, Inc.(a)	275,710
1,920	Clayton Williams Energy, Inc.(a)	81,312
6,339	Clean Energy Fuels Corp.(a)(b)	72,582
44,854	Cloud Peak Energy, Inc.(a)	946,419
7,398	Cobalt International Energy, Inc.(a)	153,952
44,432	Comstock Resources, Inc.(a)	760,676
3,317	Contango Oil & Gas Co.(a)	163,064
3,150	Continental Resources, Inc.(a)	226,359
4,175	Core Laboratories NV (Netherlands)	432,781
25,408	Crimson Exploration, Inc.(a)	91,977
44,443	Crosstex Energy, Inc.	607,980
4,525	Dawson Geophysical Co.(a)	108,102
19,681	Delek US Holdings, Inc.	506,786
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,881	DHT Holdings, Inc. (Marshall Islands)(b)	$58,578
6,298	Dril-Quip, Inc.(a)	436,199
12,961	Endeavour International Corp.(a)(b)	94,097
11,293	Energy XXI Bermuda Ltd. (Bermuda)	373,798
20,097	EPL Oil & Gas, Inc.(a)	434,899
31,410	Gastar Exploration Ltd. (Canada)(a)	35,179
1,330	Geospace Technologies Corp.(a)	86,091
9,762	Global Geophysical Services, Inc.(a)	45,100
61,409	GMX Resources, Inc.(a)(b)	29,955
9,706	Goodrich Petroleum Corp.(a)	119,675
73,955	Gran Tierra Energy, Inc. (Canada)(a)	375,691
13,474	Green Plains Renewable Energy, Inc.(a)	104,154
6,822	Gulf Island Fabrication, Inc.	161,886
11,792	Gulfmark Offshore, Inc., Class A(a)	381,117
4,889	Gulfport Energy Corp.(a)	162,217
15,938	Harvest Natural Resources, Inc.(a)(b)	139,139
18,703	Heckmann Corp.(a)(b)	65,461
150,528	Hercules Offshore, Inc.(a)	716,513
14,656	Hornbeck Offshore Services, Inc.(a)	507,684
6,362	InterOil Corp. (Canada)(a)(b)	410,222
55,012	ION Geophysical Corp.(a)	355,378
53,887	James River Coal Co.(a)(b)	269,974
21,414	Knightsbridge Tankers Ltd. (Bermuda)(b)	136,407
10,102	Kodiak Oil & Gas Corp. (Canada)(a)	93,342
29,461	L&L Energy, Inc.(a)	64,520
33,349	Lone Pine Resources, Inc.(a)	50,024
5,138	Lufkin Industries, Inc.	256,951
16,988	Matrix Service Co.(a)	178,204
41,368	McMoRan Exploration Co.(a)(b)	493,520
16,817	Miller Energy Resources, Inc.(a)(b)	76,013
3,275	Mitcham Industries, Inc.(a)	44,376
6,849	Natural Gas Services Group, Inc.(a)	108,625
48,464	Newpark Resources, Inc.(a)	329,071
42,461	Nordic American Tankers Ltd. (Bermuda)(b)	356,672
6,612	Northern Oil And Gas, Inc.(a)	100,238
5,566	Oasis Petroleum, Inc.(a)	163,473
14,267	Ocean Rig UDW, Inc. (Marshall Islands)(a)	226,417
98,351	Parker Drilling Co.(a)	425,860
14,103	PDC Energy, Inc.(a)	426,898
135,020	Penn Virginia Corp.	610,290
45,321	PetroQuest Energy, Inc.(a)	276,458
6,433	PHI, Inc.(a)	201,289
40,259	Pioneer Energy Services Corp.(a)	265,709
52,179	Quicksilver Resources, Inc.(a)	201,933
10,956	Resolute Energy Corp.(a)	97,289
4,478	REX American Resources Corp.(a)	78,858
9,428	Rex Energy Corp.(a)	124,827
9,285	Rosetta Resources, Inc.(a)	427,481
22,836	RPC, Inc.	261,701
17,390	Scorpio Tankers, Inc. (Marshall Islands)(a)	94,776
24,142	Stone Energy Corp.(a)	569,510
See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,119	Swift Energy Co.(a)	$436,448
76,778	Teekay Tankers Ltd., Class A (Marshall Islands)(b)	264,116
19,929	Tesco Corp. (Canada)(a)	175,574
74,140	TETRA Technologies, Inc.(a)	396,649
51,872	TransAtlantic Petroleum Ltd. (Bermuda)(a)(b)	46,685
34,357	Tsakos Energy Navigation Ltd. (Bermuda)	149,453
14,361	Union Drilling, Inc.(a)	93,203
22,262	VAALCO Energy, Inc.(a)	181,881
175,057	Vantage Drilling Co. (Cayman Islands)(a)(b)	322,105
13,325	W&T Offshore, Inc.	225,859
26,614	Warren Resources, Inc.(a)	75,850
9,213	Westmoreland Coal Co.(a)	94,710
88,749	Willbros Group, Inc.(a)	453,507
		21,547,209
	Financials—23.0%
9,996	1st Source Corp.	222,011
11,416	1st United Bancorp, Inc.(a)	68,610
16,054	Acadia Realty Trust REIT	412,267
4,566	Agree Realty Corp. REIT	115,246
313	Alexander's, Inc. REIT	138,959
3,286	Alliance Financial Corp.	148,790
2,761	Altisource Portfolio Solutions SA (Luxembourg)(a)	313,374
3,595	American Assets Trust, Inc. REIT	97,676
17,017	American Campus Communities, Inc. REIT	771,040
52,847	American Equity Investment Life Holding Co.	608,269
8,664	American National Insurance Co.	632,992
8,727	American Safety Insurance Holdings Ltd. (Bermuda)(a)	147,137
12,433	Ameris Bancorp(a)	132,660
11,231	AMERISAFE, Inc.(a)	294,814
3,065	Ames National Corp.	60,626
9,790	AmTrust Financial Services, Inc.	236,918
112,801	Anworth Mortgage Asset Corp. REIT	692,598
9,836	Apollo Commercial Real Estate Finance, Inc. REIT	166,327
23,424	Argo Group International Holdings Ltd. (Bermuda)	805,786
6,507	Arrow Financial Corp.(b)	158,771
23,503	Artio Global Investors, Inc.	55,937
86,049	Ashford Hospitality Trust, Inc. REIT	739,161
14,366	Associated Estates Realty Corp. REIT	215,346
13,059	AV Homes, Inc.(a)	191,967
3,828	Baldwin & Lyons, Inc., Class B	93,212
3,195	BancFirst Corp.	140,452
16,504	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	371,340
15,025	Bancorp, Inc. (The)(a)	170,834
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,208	Bank Mutual Corp.	$127,218
2,324	Bank of Marin Bancorp	86,755
6,093	Bank of the Ozarks, Inc.	199,485
12,091	BankFinancial Corp.	97,091
18,323	BankUnited, Inc.	434,438
11,605	Banner Corp.	336,429
17,302	BBCN Bancorp, Inc.	206,413
10,059	Beneficial Mutual Bancorp, Inc.(a)	95,359
9,132	Berkshire Hills Bancorp, Inc.	214,419
22,921	BGC Partners, Inc., Class A	107,270
9,479	BOK Financial Corp.	555,943
34,306	Boston Private Financial Holdings, Inc.	316,301
3,630	Bridge Bancorp, Inc.	72,600
45,219	Brookline Bancorp, Inc.	383,457
5,642	Bryn Mawr Bank Corp.	127,735
25,335	Calamos Asset Management, Inc., Class A	273,618
3,533	Camden National Corp.	123,302
8,716	Campus Crest Communities, Inc. REIT	96,660
57,923	Capitol Federal Financial, Inc.	689,863
50,159	CapLease, Inc. REIT	257,316
61,447	Capstead Mortgage Corp. REIT	757,027
9,882	Cardinal Financial Corp.	157,816
12,330	Cash America International, Inc.	481,980
41,013	Cathay General Bancorp(b)	725,520
15,266	CBOE Holdings, Inc.	450,194
75,483	Cedar Realty Trust, Inc. REIT	399,305
14,449	Centerstate Banks, Inc.	125,273
18,124	Central Pacific Financial Corp.(a)	260,442
18,380	Chemical Financial Corp.	432,298
6,734	Chesapeake Lodging Trust REIT	126,936
5,542	Citizens & Northern Corp.	102,915
47,213	Citizens Republic Bancorp, Inc.(a)	856,444
12,948	Citizens, Inc.(a)	131,940
9,370	City Holding Co.(b)	329,074
17,202	CNA Financial Corp.	505,395
5,436	CNB Financial Corp.	93,390
24,661	CoBiz Financial, Inc.	175,833
3,479	Cohen & Steers, Inc.	97,377
4,935	Colony Financial, Inc. REIT	98,749
14,689	Columbia Banking System, Inc.	260,142
15,611	Community Bank System, Inc.	430,708
9,429	Community Trust Bancorp, Inc.	319,832
4,110	Coresite Realty Corp. REIT	93,420
79,835	Cousins Properties, Inc. REIT	671,412
54,646	Cowen Group, Inc., Class A(a)	138,801
15,293	Crawford & Co., Class A	66,677
19,069	Crawford & Co., Class B	105,070
1,334	Credit Acceptance Corp.(a)	108,921
8,086	CreXus Investment Corp. REIT	90,968
43,525	CubeSmart REIT	571,048
49,634	CVB Financial Corp.	537,040

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,928	CYS Investments, Inc. REIT	$280,854
19,572	DFC Global Corp.(a)	329,788
906	Diamond Hill Investment Group, Inc.	69,744
20,686	Dime Community Bancshares, Inc.	299,947
4,285	Donegal Group, Inc., Class A	55,534
163,292	Doral Financial Corp.(a)	155,111
38,411	Douglas Emmett, Inc. REIT	900,738
8,123	Duff & Phelps Corp., Class A	100,969
13,471	DuPont Fabros Technology, Inc. REIT	289,088
11,750	Dynex Capital, Inc. REIT	116,560
5,413	Eagle Bancorp, Inc.(a)	112,915
10,326	EastGroup Properties, Inc. REIT	537,572
24,435	Education Realty Trust, Inc. REIT	257,301
7,341	eHealth, Inc.(a)	159,300
22,411	Employers Holdings, Inc.	409,001
2,503	Enstar Group Ltd. (Bermuda)(a)	250,300
9,965	Enterprise Financial Services Corp.	139,510
5,441	Equity Lifestyle Properties, Inc. REIT	366,343
24,042	Equity One, Inc. REIT	502,478
5,078	ESB Financial Corp.	68,502
7,335	ESSA Bancorp, Inc.	73,937
5,059	Evercore Partners, Inc., Class A	141,146
24,329	Extra Space Storage, Inc. REIT	839,107
11,875	EZCORP, Inc., Class A(a)	233,463
11,331	FBL Financial Group, Inc., Class A	386,727
29,084	FBR & Co.(a)	86,670
5,652	Federal Agricultural Mortgage Corp., Class C	159,217
131,443	FelCor Lodging Trust, Inc. REIT(a)	578,349
3,809	Financial Engines, Inc.(a)	91,454
5,470	Financial Institutions, Inc.	104,149
11,356	First Bancorp	118,670
20,618	First BanCorp.(a)(b)	87,420
45,248	First Busey Corp.	213,571
6,243	First Cash Financial Services, Inc.(a)	278,812
2,652	First Citizens BancShares, Inc., Class A	447,525
91,693	First Commonwealth Financial Corp.	600,589
13,427	First Community Bancshares, Inc.	201,136
5,056	First Defiance Financial Corp.	89,491
26,794	First Financial Bancorp	420,666
11,505	First Financial Bankshares, Inc.(b)	416,826
5,359	First Financial Corp.	163,932
14,880	First Financial Holdings, Inc.	209,808
44,571	First Industrial Realty Trust, Inc. REIT(a)	595,023
13,562	First Interstate BancSystem, Inc.	203,837
18,301	First Merchants Corp.	269,208
57,747	First Midwest Bancorp, Inc.	714,330
2,874	First of Long Island Corp. (The)	86,191
30,031	First Potomac Realty Trust REIT	357,669
36,466	Flagstar Bancorp, Inc.(a)	503,231
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
38,732	Flagstone Reinsurance Holdings SA (Luxembourg)	$342,391
19,929	Flushing Financial Corp.	309,896
48,081	Forest City Enterprises, Inc., Class A(a)	771,700
16,027	Forestar Group, Inc.(a)	256,592
51,501	Franklin Street Properties Corp. REIT	587,626
14,629	FXCM, Inc., Class A	131,661
12,411	Gain Capital Holdings, Inc.	57,091
1,972	GAMCO Investors, Inc., Class A	96,628
5,552	German American Bancorp, Inc.	125,198
12,592	Getty Realty Corp. REIT	230,560
65,914	GFI Group, Inc.	208,288
42,368	Glacier Bancorp, Inc.	614,336
6,783	Gladstone Commercial Corp. REIT	125,011
58,136	Gleacher & Co., Inc.(a)	40,695
45,147	Glimcher Realty Trust REIT	481,719
9,609	Global Indemnity PLC (Ireland)(a)	213,128
9,500	Government Properties Income Trust REIT(b)	210,805
51,179	Gramercy Capital Corp. REIT(a)	148,931
7,182	Great Southern Bancorp, Inc.	203,753
3,395	Green Dot Corp., Class A(a)(b)	34,595
8,754	Greenhill & Co., Inc.	417,741
12,987	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	331,818
9,635	Hallmark Financial Services, Inc.(a)	73,515
18,081	Hancock Holding Co.	571,179
23,106	Hanmi Financial Corp.(a)	286,745
35,803	Healthcare Realty Trust, Inc. REIT	841,012
5,664	Heartland Financial USA, Inc.	162,557
7,186	Heritage Financial Corp.	99,382
77,281	Hersha Hospitality Trust REIT	353,174
6,977	HFF, Inc., Class A(a)	97,190
25,743	Hilltop Holdings, Inc.(a)	349,847
6,099	Home BancShares, Inc.	211,269
33,325	Horace Mann Educators Corp.	640,173
14,378	Howard Hughes Corp. (The)(a)	1,006,460
7,002	Hudson Pacific Properties, Inc. REIT	132,828
11,044	Hudson Valley Holding Corp.	177,919
10,803	IBERIABANK Corp.	537,881
10,035	ICG Group, Inc.(a)	105,167
10,118	Independent Bank Corp.	298,582
8,916	Infinity Property & Casualty Corp.	509,193
60,411	Inland Real Estate Corp. REIT	493,558
36,289	International Bancshares Corp.	658,645
5,687	INTL FCStone, Inc.(a)	105,380
26,502	Invesco Mortgage Capital, Inc. REIT REIT(c)	567,938
58,585	Investment Technology Group, Inc.(a)	494,457
15,819	Investors Bancorp, Inc.	284,584
59,324	Investors Real Estate Trust REIT	499,508
56,828	Janus Capital Group, Inc.	483,038
3,946	Kansas City Life Insurance Co.(b)	143,398

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,329	KBW, Inc.	$249,096
6,053	Kennedy-Wilson Holdings, Inc.	85,953
50,149	Kite Realty Group Trust REIT	274,315
13,694	Lakeland Bancorp, Inc.	135,981
7,384	Lakeland Financial Corp.	197,079
29,867	LaSalle Hotel Properties REIT	715,016
16,198	LPL Financial Holdings, Inc.	472,982
8,470	LTC Properties, Inc. REIT	279,595
49,357	Maiden Holdings Ltd. (Bermuda)	417,067
13,109	MainSource Financial Group, Inc.	164,125
3,174	MarketAxess Holdings, Inc.	99,156
32,243	MB Financial, Inc.	653,243
31,827	Meadowbrook Insurance Group, Inc.	178,868
47,853	Medical Properties Trust, Inc. REIT	549,352
11,726	Metro Bancorp, Inc.(a)	152,203
11,951	Mid-America Apartment Communities, Inc. REIT	773,349
19,755	Mission West Properties, Inc. REIT	163,571
13,377	Monmouth Real Estate Investment Corp., Class A REIT	148,485
71,250	MPG Office Trust, Inc. REIT(a)(b)	230,850
2,715	National Bankshares, Inc.	85,523
32,835	National Financial Partners Corp.(a)	602,522
5,708	National Health Investors, Inc. REIT	304,864
70,482	National Penn Bancshares, Inc.	629,404
1,707	National Western Life Insurance Co., Class A	239,612
8,980	Navigators Group, Inc. (The)(a)	476,658
21,345	NBT Bancorp, Inc.	454,008
12,684	Nelnet, Inc., Class A	309,616
8,180	Netspend Holdings, Inc.(a)	87,608
8,914	New York Mortgage Trust, Inc. REIT	61,061
112,136	Newcastle Investment Corp. REIT	969,976
18,514	NewStar Financial, Inc.(a)	231,425
5,676	Nicholas Financial, Inc. (Canada)	73,845
5,102	Northfield Bancorp, Inc.(b)	82,856
144,254	NorthStar Realty Finance Corp. REIT	947,749
50,227	Northwest Bancshares, Inc.	597,701
8,451	OceanFirst Financial Corp.	117,807
35,449	Ocwen Financial Corp.(a)	1,367,268
58,117	Old National Bancorp	713,096
34,402	OMEGA Healthcare Investors, Inc. REIT(b)	789,182
5,321	OmniAmerican Bancorp, Inc.(a)	121,798
8,105	One Liberty Properties, Inc. REIT	153,103
22,450	OneBeacon Insurance Group Ltd., Class A	303,075
9,582	Oppenheimer Holdings, Inc., Class A	155,995
29,520	Oriental Financial Group, Inc.	347,746
15,066	Oritani Financial Corp.	230,208
11,425	Pacific Continental Corp.	106,138
20,750	PacWest Bancorp	466,875
10,498	Park National Corp.	698,642
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,768	Park Sterling Corp.(a)	$73,840
25,366	Parkway Properties, Inc. REIT	349,290
11,081	Pebblebrook Hotel Trust REIT	235,139
1,817	Penns Woods Bancorp, Inc.	73,643
56,537	Pennsylvania Real Estate Investment Trust REIT	934,557
10,477	PennyMac Mortgage Investment Trust REIT	266,535
5,524	Peoples Bancorp, Inc.	117,661
6,261	Phoenix Cos., Inc. (The)(a)	188,707
9,831	PICO Holdings, Inc.(a)	217,658
18,131	Pinnacle Financial Partners, Inc.(a)	354,461
17,595	Piper Jaffray Cos., Inc.(a)	472,426
15,930	Post Properties, Inc. REIT	777,543
14,582	Presidential Life Corp.	203,856
31,046	PrivateBancorp, Inc.	501,703
12,509	Prosperity Bancshares, Inc.	523,627
37,799	Provident Financial Services, Inc.	566,985
21,891	Provident New York Bancorp	199,865
6,549	PS Business Parks, Inc. REIT	419,987
102,189	Radian Group, Inc.(b)	479,266
137,083	RAIT Financial Trust REIT(b)	764,923
31,509	Ramco-Gershenson Properties Trust REIT	408,357
18,177	Renasant Corp.	334,639
8,660	Republic Bancorp, Inc., Class A	187,229
65,758	Resource Capital Corp. REIT	385,342
11,585	Retail Opportunity Investments Corp. REIT(b)	146,666
11,097	RLI Corp.	756,593
33,107	RLJ Lodging Trust REIT(b)	589,967
7,723	Rockville Financial, Inc.	102,639
6,016	Rouse Properties, Inc. REIT	90,601
18,968	S&T Bancorp, Inc.	333,268
6,827	S.Y. Bancorp, Inc.	160,981
47,878	Sabra Health Care REIT, Inc. REIT	1,063,849
5,708	Safeguard Scientifics, Inc.(a)	90,472
8,274	Safety Insurance Group, Inc.	383,500
14,289	Sandy Spring Bancorp, Inc.	273,206
6,246	Saul Centers, Inc. REIT	270,264
6,612	SCBT Financial Corp.	262,364
19,691	Seabright Holdings, Inc.	216,010
42,180	Seacoast Banking Corp. of Florida(a)	67,488
9,589	Signature Bank(a)	683,120
9,385	Simmons First National Corp., Class A	233,593
9,338	Southside Bancshares, Inc.	190,589
21,139	Southwest Bancorp, Inc.(a)	228,090
11,682	Sovran Self Storage, Inc. REIT	675,220
24,684	St. Joe Co. (The)(a)(b)	488,743
29,731	Starwood Property Trust, Inc. REIT	681,435
10,562	State Auto Financial Corp.	170,471
15,358	StellarOne Corp.	210,712

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,828	Sterling Bancorp	$189,357
13,317	Sterling Financial Corp.	283,119
24,473	Stewart Information Services Corp.	570,710
18,837	Stifel Financial Corp.(a)	597,133
71,165	Strategic Hotels & Resorts, Inc. REIT(a)	390,696
11,855	Suffolk Bancorp(a)	178,062
11,969	Summit Hotel Properties, Inc. REIT	98,864
9,181	Sun Communities, Inc. REIT	385,418
86,856	Sunstone Hotel Investors, Inc. REIT(a)	858,137
50,169	SWS Group, Inc.(a)	285,462
18,700	Tanger Factory Outlet Centers, Inc. REIT	588,489
4,199	Territorial Bancorp, Inc.	94,897
9,950	Texas Capital Bancshares, Inc.(a)	472,327
29,232	TFS Financial Corp.(a)	261,626
4,235	Tompkins Financial Corp.	171,433
24,519	Tower Group, Inc.	441,832
17,870	TowneBank(b)	278,236
7,696	TriCo Bancshares	129,293
69,053	TrustCo Bank Corp. NY	385,316
13,648	Two Harbors Investment Corp. REIT	162,821
12,581	UMB Financial Corp.	560,232
7,084	UMH Properties, Inc. REIT	74,453
35,221	Umpqua Holdings Corp.	425,822
13,144	Union First Market Bankshares Corp.	206,361
24,640	United Bankshares, Inc.(b)	587,171
19,879	United Community Banks, Inc.(a)	172,947
6,516	United Financial Bancorp, Inc.	100,151
14,561	United Fire Group, Inc.	346,115
3,007	Universal Health Realty Income Trust REIT	148,666
29,671	Universal Insurance Holdings, Inc.	117,200
10,231	Univest Corp. of Pennsylvania	173,109
9,008	Urstadt Biddle Properties, Inc., Class A REIT	170,612
10,201	Viewpoint Financial Group, Inc.	212,181
18,525	Virginia Commerce Bancorp, Inc.(a)	169,689
7,825	Walker & Dunlop, Inc.(a)	129,973
11,679	Walter Investment Management Corp.(a)	564,446
6,514	Washington Banking Co.	89,046
6,194	Washington Trust Bancorp, Inc.	167,176
17,832	WesBanco, Inc.	392,304
7,836	West Bancorporation, Inc.	85,491
8,835	West Coast Bancorp	194,547
12,212	Westamerica Bancorp.(b)	538,793
40,194	Western Alliance Bancorp(a)	412,390
18,373	Westfield Financial, Inc.	133,939
2,491	Westwood Holdings Group, Inc.	96,701
39,330	Wilshire Bancorp, Inc.(a)	256,038
12,685	Winthrop Realty Trust REIT	138,774
18,702	Wintrust Financial Corp.	691,039
7,523	World Acceptance Corp.(a)(b)	502,235
4,885	WSFS Financial Corp.	206,904
		102,865,650
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—8.7%
4,031	Abaxis, Inc.(a)	$148,260
2,922	Accretive Health, Inc.(a)(b)	34,450
13,195	Accuray, Inc.(a)	91,837
54,761	Affymetrix, Inc.(a)(b)	173,592
2,922	Air Methods Corp.(a)	320,339
32,701	Albany Molecular Research, Inc.(a)	115,762
4,233	Alexion Pharmaceuticals, Inc.(a)	382,579
9,658	Align Technology, Inc.(a)	256,710
9,246	Alkermes PLC (Ireland)(a)	171,328
30,216	Allscripts Healthcare Solutions, Inc.(a)	390,391
6,537	Almost Family, Inc.(a)	135,512
4,926	Alnylam Pharmaceuticals, Inc.(a)	79,653
5,122	AMAG Pharmaceuticals, Inc.(a)	79,289
58,161	Amedisys, Inc.(a)	642,097
40,719	AMN Healthcare Services, Inc.(a)	403,933
23,057	AmSurg Corp.(a)	657,586
3,975	Analogic Corp.	292,799
15,467	AngioDynamics, Inc.(a)	165,961
8,709	ArthroCare Corp.(a)	261,967
11,205	Assisted Living Concepts, Inc., Class A	88,632
1,611	athenahealth, Inc.(a)	103,571
514	Atrion Corp.	104,465
8,235	BioMarin Pharmaceutical, Inc.(a)	305,024
7,377	Bio-Rad Laboratories, Inc., Class A(a)	747,659
8,487	Bio-Reference Labs, Inc.(a)(b)	235,599
44,537	BioScrip, Inc.(a)(b)	410,186
14,556	Bruker Corp.(a)	175,982
83,688	Cambrex Corp.(a)	1,010,951
4,802	Cantel Medical Corp.	124,900
7,505	Capital Senior Living Corp.(a)	120,680
2,001	Cepheid, Inc.(a)	60,650
8,018	Chemed Corp.	539,211
7,599	Chindex International, Inc.(a)	78,802
2,703	Computer Programs & Systems, Inc.	131,933
5,570	Conceptus, Inc.(a)	104,939
15,489	CONMED Corp.	428,426
10,019	Cooper Cos., Inc. (The)	961,624
2,838	CorVel Corp.(a)	120,700
35,143	Cross Country Healthcare, Inc.(a)	154,629
13,835	CryoLife, Inc.	85,639
10,470	Cubist Pharmaceuticals, Inc.(a)	449,163
2,913	Cyberonics, Inc.(a)	134,726
13,979	Dendreon Corp.(a)(b)	53,120
11,239	Emergent Biosolutions, Inc.(a)	149,366
17,013	Emeritus Corp.(a)	381,942
3,181	Ensign Group, Inc. (The)	92,758
22,218	Enzon Pharmaceuticals, Inc.(a)	145,972
5,211	Exactech, Inc.(a)	87,024
9,192	ExamWorks Group, Inc.(a)	128,872
80,608	Five Star Quality Care, Inc.(a)	423,998

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
79,485	Gentiva Health Services, Inc.(a)	$747,159
13,582	Greatbatch, Inc.(a)	298,532
7,572	Haemonetics Corp.(a)	618,632
14,389	Hanger, Inc.(a)	364,761
39,579	HealthSouth Corp.(a)	875,883
56,830	Healthways, Inc.(a)	552,956
2,094	Hi-Tech Pharmacal Co., Inc.(a)	65,647
6,542	HMS Holdings Corp.(a)	151,055
3,351	ICU Medical, Inc.(a)	198,815
7,786	IDEXX Laboratories, Inc.(a)	749,013
13,326	Illumina, Inc.(a)(b)	633,118
19,308	Impax Laboratories, Inc.(a)	410,295
10,224	Integra LifeSciences Holdings Corp.(a)	391,068
5,103	InterMune, Inc.(a)	40,569
30,582	Invacare Corp.	417,444
4,277	IPC The Hospitalist Co., Inc.(a)	147,514
10,926	Isis Pharmaceuticals, Inc.(a)(b)	94,510
3,593	Landauer, Inc.	208,214
9,528	LCA-Vision, Inc.(a)	36,397
11,937	LHC Group, Inc.(a)	209,136
4,858	Luminex Corp.(a)	78,117
17,512	Masimo Corp.(a)	384,739
15,661	MedAssets, Inc.(a)	277,670
13,399	Medical Action Industries, Inc.(a)	39,527
6,963	Medicines Co. (The)(a)	152,629
12,955	Medicis Pharmaceutical Corp., Class A	562,377
8,534	Meridian Bioscience, Inc.	168,547
14,105	Merit Medical Systems, Inc.(a)	203,676
13,800	Metropolitan Health Networks, Inc.(a)	150,834
23,347	Molina Healthcare, Inc.(a)	585,309
4,964	Momenta Pharmaceuticals, Inc.(a)	62,944
3,652	MWI Veterinary Supply, Inc.(a)	383,533
12,533	Myriad Genetics, Inc.(a)	327,989
5,822	National Healthcare Corp.	277,244
14,420	Natus Medical, Inc.(a)	162,946
3,655	Neogen Corp.(a)	156,397
13,905	NuVasive, Inc.(a)	200,510
5,757	Obagi Medical Products, Inc.(a)	70,984
10,756	Omnicell, Inc.(a)	156,822
6,899	Onyx Pharmaceuticals, Inc.(a)	540,606
7,633	Orthofix International NV (Curacao)(a)	302,725
21,180	Pacific Biosciences of California, Inc.(a)	27,534
21,731	PAREXEL International Corp.(a)	666,924
113,498	PDL BioPharma, Inc.(b)	845,560
48,814	PharMerica Corp.(a)	596,507
13,882	Providence Service Corp. (The)(a)	141,596
30,254	PSS World Medical, Inc.(a)	865,869
18,940	QLT, Inc. (Canada)(a)(b)	142,429
6,312	Quality Systems, Inc.	110,144
2,467	Questcor Pharmaceuticals, Inc.(b)	62,859
7,562	Quidel Corp.(a)	132,562
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,533	RadNet, Inc.(a)	$55,986
2,164	Regeneron Pharmaceuticals, Inc.(a)	307,937
23,104	ResMed, Inc.(b)	922,774
23,698	RTI Biologics, Inc.(a)	96,214
3,997	Salix Pharmaceuticals Ltd.(a)	156,043
39,148	Select Medical Holdings Corp.(a)	414,577
31,630	Sinovac Biotech Ltd. (China)(a)(b)	93,309
12,550	Sirona Dental Systems, Inc.(a)	718,613
31,867	Skilled Healthcare Group, Inc., Class A(a)	247,607
80,407	Sun Healthcare Group, Inc.(a)	680,243
77,571	Sunrise Senior Living, Inc.(a)	1,116,247
8,405	SurModics, Inc.(a)	151,122
24,501	Symmetry Medical, Inc.(a)	224,429
1,711	Synageva Biopharma Corp.(a)	72,341
10,573	Syneron Medical Ltd. (Israel)(a)	98,117
11,245	Team Health Holdings, Inc.(a)	299,229
5,772	Techne Corp.	388,802
9,652	Thoratec Corp.(a)	344,576
19,539	Triple-S Management Corp., Class B(a)	352,484
8,528	United Therapeutics Corp.(a)	389,474
5,992	US Physical Therapy, Inc.	159,986
41,815	Vanguard Health Systems, Inc.(a)	404,769
5,079	Vertex Pharmaceuticals, Inc.(a)	245,011
16,342	ViroPharma, Inc.(a)	412,636
6,299	Volcano Corp.(a)	180,277
14,783	West Pharmaceutical Services, Inc.	796,360
19,642	Wright Medical Group, Inc.(a)	399,125
2,359	Young Innovations, Inc.	80,560
		38,802,863
	Industrials—17.4%
15,784	A.O. Smith Corp.	959,194
6,216	AAON, Inc.	130,412
26,881	AAR Corp.	405,634
2,338	Acacia Research Corp.(a)	60,718
45,837	ACCO Brands Corp.(a)	331,860
40,583	Accuride Corp.(a)	108,357
16,456	Aceto Corp.	164,889
21,904	Actuant Corp., Class A	618,569
3,752	Advisory Board Co. (The)(a)	178,220
46,992	Aegean Marine Petroleum Network, Inc. (Greece)	254,227
23,989	Aegion Corp., Class A(a)	443,077
5,096	Aerovironment, Inc.(a)	112,061
12,178	Air Lease Corp.(a)	253,546
65,944	Air Transport Services Group, Inc.(a)	253,884
55,401	Aircastle Ltd. (Bermuda)	616,613
5,350	Alamo Group, Inc.	179,225
17,511	Albany International Corp., Class A	384,717
3,887	Allegiant Travel Co.(a)	282,740
13,892	Altra Holdings, Inc.	250,334

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,534	AMERCO	$754,938
6,651	Ameresco, Inc., Class A(a)	73,560
3,801	American Railcar Industries, Inc.(a)	111,673
30,950	American Reprographics Co.(a)	118,538
2,548	American Science & Engineering, Inc.	162,002
31,392	American Superconductor Corp.(a)(b)	112,697
6,978	American Woodmark Corp.(a)	160,494
7,282	Ampco-Pittsburgh Corp.	128,600
24,574	Apogee Enterprises, Inc.	500,572
18,329	Applied Industrial Technologies, Inc.	743,974
30,873	Arkansas Best Corp.	248,528
11,480	Astec Industries, Inc.(a)	330,624
293	Astronics Corp., Class B(a)	6,694
1,953	Astronics Corp.(a)	45,329
8,234	AZZ, Inc.	324,749
21,520	Baltic Trading Ltd. (Marshall Islands)	73,383
18,905	Barnes Group, Inc.	432,546
4,252	Barrett Business Services, Inc.	126,837
28,343	Beacon Roofing Supply, Inc.(a)	916,613
17,215	Belden, Inc.	616,297
11,268	Blount International, Inc.(a)	149,076
25,343	Brady Corp., Class A	779,551
10,104	Broadwind Energy, Inc.(a)	25,159
28,007	Builders FirstSource, Inc.(a)	154,319
4,627	CAI International, Inc.(a)	102,534
4,435	Cascade Corp.	288,231
23,759	Casella Waste Systems, Inc., Class A(a)	108,816
45,380	CBIZ, Inc.(a)	250,498
10,772	CDI Corp.	185,171
15,486	Celadon Group, Inc.	264,811
81,363	Cenveo, Inc.(a)(b)	163,540
17,723	Ceradyne, Inc.	619,596
6,351	Chart Industries, Inc.(a)	449,587
24,096	China Yuchai International Ltd. (Bermuda)	333,971
8,583	CIRCOR International, Inc.	296,028
12,042	CLARCOR, Inc.	544,780
10,821	Clean Harbors, Inc.(a)	631,405
17,584	CNH Global NV (Netherlands)(a)	787,763
9,998	Coleman Cable, Inc.(b)	94,881
4,856	Colfax Corp.(a)	166,998
15,360	Columbus McKinnon Corp.(a)	229,939
28,717	Comfort Systems USA, Inc.	313,015
17,065	Commercial Vehicle Group, Inc.(a)	129,523
10,843	Consolidated Graphics, Inc.(a)	319,977
8,790	Copa Holdings SA, Class A (Panama)	815,888
11,421	Corporate Executive Board Co. (The)	513,488
7,150	Costamare, Inc. (Marshall Islands)	96,739
12,303	Courier Corp.	148,251
8,234	CRA International, Inc.(a)	137,837
6,021	Cubic Corp.	293,825
70,481	Diana Shipping, Inc. (Greece)(a)	507,463
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,084	DigitalGlobe, Inc.(a)(b)	$546,919
24,001	Dolan Co. (The)(a)	111,125
11,721	Douglas Dynamics, Inc.	178,042
11,493	Ducommun, Inc.(a)	156,764
4,152	DXP Enterprises, Inc.(a)	204,403
24,246	Dycom Industries, Inc.(a)	345,263
4,861	Dynamic Materials Corp.	65,235
31,346	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)(b)	92,784
3,835	Echo Global Logistics, Inc.(a)	64,466
7,655	Encore Capital Group, Inc.(a)	221,995
12,064	Encore Wire Corp.	372,295
132,381	EnergySolutions, Inc.(a)	378,610
10,031	EnerNOC, Inc.(a)	123,582
21,073	Ennis, Inc.	322,417
12,093	EnPro Industries, Inc.(a)	442,120
9,221	ESCO Technologies, Inc.	345,234
108,996	Excel Maritime Carriers Ltd. (Liberia)(a)	45,560
3,286	Exponent, Inc.(a)	180,664
71,546	Federal Signal Corp.(a)	412,820
22,137	Flow International Corp.(a)	73,495
7,612	Forward Air Corp.	254,012
5,458	Franklin Electric Co., Inc.	316,236
8,641	FreightCar America, Inc.	166,339
15,745	Furmanite Corp.(a)	79,512
19,539	Fushi Copperweld, Inc.(a)(b)	181,713
12,008	G&K Services, Inc., Class A	387,258
115,608	Genco Shipping & Trading Ltd.(a)(b)	351,448
43,681	GenCorp, Inc.(a)	385,266
11,949	Generac Holdings, Inc.	406,266
9,116	Genesee & Wyoming, Inc., Class A(a)	660,636
42,785	Geo Group, Inc. (The)	1,186,000
16,208	GeoEye, Inc.(a)	508,445
20,784	Gibraltar Industries, Inc.(a)	258,969
9,584	Global Power Equipment Group, Inc.	161,970
6,084	Gorman-Rupp Co. (The)	164,268
7,697	GP Strategies Corp.(a)	148,167
13,252	Graco, Inc.	636,891
34,893	Great Lakes Dredge & Dock Corp.	277,399
13,566	Greenbrier Cos., Inc.(a)	236,184
42,551	Griffon Corp.	431,893
28,716	H&E Equipment Services, Inc.	437,058
87,424	Hawaiian Holdings, Inc.(a)	518,424
18,372	Healthcare Services Group, Inc.	439,091
36,849	Heartland Express, Inc.	514,044
2,636	HEICO Corp.	101,829
5,279	HEICO Corp., Class A	160,904
12,318	Heidrick & Struggles International, Inc.	145,845
28,974	Herman Miller, Inc.	561,806
27,162	Hexcel Corp.(a)	694,261
19,896	Hill International, Inc.(a)	67,447

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,304	Houston Wire & Cable Co.	$102,995
16,833	Hub Group, Inc., Class A(a)	521,991
24,370	Hudson Global, Inc.(a)	98,455
3,987	Hurco Cos., Inc.(a)	91,621
9,143	Huron Consulting Group, Inc.(a)	263,776
7,560	Hyster-Yale Materials Handling, Inc.(a)	310,565
7,560	Hyster-Yale Materials Handling, Inc., Class B(a)	310,867
9,532	ICF International, Inc.(a)	174,912
3,265	IHS, Inc., Class A(a)	275,533
12,314	II-VI, Inc.(a)	203,304
10,543	InnerWorkings, Inc.(a)	152,030
15,272	Insperity, Inc.	398,752
11,867	Insteel Industries, Inc.	137,657
26,381	Interface, Inc.	377,512
6,425	International Shipholding Corp.	107,426
8,264	Intersections, Inc.	76,773
7,614	Jinpan International Ltd. (China)	33,578
17,087	John Bean Technologies Corp.	263,482
8,102	Kadant, Inc.(a)	196,798
12,625	Kaman Corp.	469,650
22,032	KAR Auction Services, Inc.(a)	440,640
12,768	Kaydon Corp.	285,492
11,045	KEYW Holding Corp. (The)(a)	134,086
25,926	Kforce, Inc.(a)	289,075
19,818	Kimball International, Inc., Class B	236,627
19,255	Knight Transportation, Inc.	291,136
26,903	Knoll, Inc.	387,134
27,687	Korn/Ferry International(a)	370,729
21,847	Kratos Defense & Security Solutions, Inc.(a)	120,377
12,685	Landstar System, Inc.	642,495
19,953	Layne Christensen Co.(a)	444,752
7,975	LB Foster Co., Class A	263,255
2,644	Lindsay Corp.	201,922
4,583	LMI Aerospace, Inc.(a)	92,027
14,947	LSI Industries, Inc.	101,341
14,024	Lydall, Inc.(a)	181,050
11,495	Manitex International, Inc.(a)	81,385
11,467	Marten Transport Ltd.	212,139
29,019	MasTec, Inc.(a)	654,669
11,538	McGrath RentCorp	302,988
36,878	Metalico, Inc.(a)	78,550
8,127	Met-Pro Corp.	73,793
32,840	MFC Industrial Ltd. (Canada)(b)	272,900
8,715	Michael Baker Corp.(a)	197,046
4,261	Middleby Corp. (The)(a)	532,412
7,001	Miller Industries, Inc.	107,465
12,262	Mine Safety Appliances Co.	473,313
5,018	Mistras Group, Inc.(a)	110,848
20,866	Mobile Mini, Inc.(a)	363,486
9,750	MSC Industrial Direct Co., Inc., Class A	727,350
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
210,055	Mueller Water Products, Inc., Class A	$1,094,387
5,015	Multi-Color Corp.	113,941
12,468	MYR Group, Inc.(a)	264,072
3,768	National Presto Industries, Inc.(b)	280,151
33,160	Navigant Consulting, Inc.(a)	344,532
89,278	Navios Maritime Holdings, Inc. (Greece)	349,077
36,038	NCI Building Systems, Inc.(a)	403,986
10,544	NN, Inc.(a)	87,304
8,625	Nordson Corp.	509,134
8,304	Northwest Pipe Co.(a)	190,826
27,225	Old Dominion Freight Line, Inc.(a)	913,126
15,794	On Assignment, Inc.(a)	301,350
38,303	Orbital Sciences Corp.(a)	513,260
26,551	Orion Marine Group, Inc.(a)	177,626
62,288	Pacer International, Inc.(a)	222,991
12,190	Park-Ohio Holdings Corp.(a)	269,643
13,815	Pike Electric Corp.(a)	125,855
10,885	Polypore International, Inc.(a)(b)	384,023
3,943	Portfolio Recovery Associates, Inc.(a)	412,635
6,292	Powell Industries, Inc.(a)	250,296
1,080	Preformed Line Products Co.	58,180
5,537	Primoris Services Corp.	77,352
13,606	Quality Distribution, Inc.(a)	117,012
21,993	Quanex Building Products Corp.	434,802
7,691	Raven Industries, Inc.	209,887
5,775	RBC Bearings, Inc.(a)	286,786
26,044	Resources Connection, Inc.	321,383
9,474	Roadrunner Transportation Systems, Inc.(a)	165,132
7,008	Robbins & Myers, Inc.	415,434
13,309	Rollins, Inc.	301,715
20,860	Rush Enterprises, Inc., Class A(a)	396,340
18,632	Safe Bulkers, Inc. (Marshall Islands)	102,476
15,192	Saia, Inc.(a)	343,339
3,782	Sauer-Danfoss, Inc.	151,507
9,644	Schawk, Inc.	119,007
209	Seaboard Corp.(a)	476,798
8,175	SeaCube Container Leasing Ltd. (Bermuda)	151,401
16,446	Sensata Technologies Holding NV (Netherlands)(a)	463,284
13,702	Simpson Manufacturing Co., Inc.	417,363
4,210	Spirit Airlines, Inc.(a)	73,885
10,446	Standard Parking Corp.(a)	238,691
8,569	Standex International Corp.	396,231
5,988	Star Bulk Carriers Corp. (Marshall Islands)(b)	45,808
16,513	Sterling Construction Co., Inc.(a)	146,966
2,964	Sun Hydraulics Corp.	78,961
49,008	Swift Transportation Co.(a)	477,828
26,176	Sykes Enterprises, Inc.(a)	356,517
7,452	TAL International Group, Inc.(b)	254,411

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,085	Taser International, Inc.(a)	$133,434
7,517	Team, Inc.(a)	246,407
15,001	Tecumseh Products Co., Class A(a)	75,455
6,618	Tennant Co.	247,646
27,053	Tetra Tech, Inc.(a)	701,755
4,878	Textainer Group Holdings Ltd.	147,316
5,433	Thermon Group Holdings, Inc.(a)	134,956
10,905	Titan International, Inc.(b)	228,787
7,365	Titan Machinery, Inc.(a)	174,182
12,936	TMS International Corp., Class A(a)	135,569
20,636	Toro Co. (The)	871,252
12,345	Towers Watson & Co., Class A	663,050
4,629	Trex Co., Inc.(a)	161,737
17,290	Trimas Corp.(a)	433,633
28,394	TrueBlue, Inc.(a)	370,542
3,597	Twin Disc, Inc.	54,531
6,260	UniFirst Corp.	435,508
14,291	Universal Forest Products, Inc.	550,203
105,571	US Airways Group, Inc.(a)(b)	1,285,855
6,420	US Ecology, Inc.	152,347
5,439	Valmont Industries, Inc.	734,809
16,955	Verisk Analytics, Inc., Class A(a)	864,705
16,746	Viad Corp.	355,183
10,105	Vicor Corp.(a)	64,470
4,501	VSE Corp.	106,449
18,813	Wabash National Corp.(a)	118,710
13,050	WABCO Holdings, Inc.(a)	764,338
8,965	Wabtec Corp.	734,233
11,199	Watsco, Inc.	765,452
13,756	Watts Water Technologies, Inc., Class A	553,404
5,321	Wesco Aircraft Holdings, Inc.(a)	71,035
11,100	Woodward, Inc.	371,850
17,793	Xerium Technologies, Inc.(a)	56,404
		77,693,036
	Information Technology—15.2%
3,678	3D Systems Corp.(a)(b)	159,993
6,368	ACI Worldwide, Inc.(a)	248,989
5,944	Acme Packet, Inc.(a)	98,314
13,543	Actuate Corp.(a)	72,184
49,794	Acxiom Corp.(a)	908,740
14,087	ADTRAN, Inc.(b)	237,929
21,275	Advanced Energy Industries, Inc.(a)	251,258
7,206	Advent Software, Inc.(a)	156,370
8,470	Aeroflex Holding Corp.(a)	53,869
20,244	Agilysys, Inc.(a)	165,393
10,132	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	86,325
10,257	American Software, Inc., Class A	84,005
46,109	ANADIGICS, Inc.(a)	67,319
6,722	Anaren, Inc.(a)	121,198
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,348	Ancestry.com, Inc.(a)	$263,797
19,612	Applied Micro Circuits Corp.(a)	113,750
66,663	Arris Group, Inc.(a)	915,950
3,832	Aruba Networks, Inc.(a)	69,627
22,888	AsiaInfo-Linkage, Inc.(a)	228,880
5,093	Aspen Technology, Inc.(a)	126,205
13,497	ATMI, Inc.(a)	266,566
63,204	Aviat Networks, Inc.(a)	144,105
32,324	Avid Technology, Inc.(a)(b)	189,742
34,895	AVX Corp.	343,367
77,434	Axcelis Technologies, Inc.(a)	70,968
5,099	Badger Meter, Inc.	218,441
5,138	Bankrate, Inc.(a)	55,131
6,276	Bel Fuse, Inc., Class B	103,931
17,567	Black Box Corp.	385,069
7,597	Blackbaud, Inc.	180,581
12,047	Blucora, Inc.(a)	211,425
14,389	Booz Allen Hamilton Holding Corp.(b)	192,525
3,725	Bottomline Technologies, Inc.(a)	87,165
23,102	Brooks Automation, Inc.	166,796
9,403	Cabot Microelectronics Corp.	280,209
48,665	Cadence Design Systems, Inc.(a)	616,099
12,386	Calix, Inc.(a)	82,367
75,735	Canadian Solar, Inc. (China)(a)(b)	196,154
8,268	Cardtronics, Inc.(a)	234,894
2,075	Cass Information Systems, Inc.(b)	87,088
2,906	Cavium, Inc.(a)	96,421
2,648	CEVA, Inc.(a)	40,117
42,361	Checkpoint Systems, Inc.(a)	343,971
14,903	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	152,160
81,564	CIBER, Inc.(a)	254,480
16,593	Ciena Corp.(a)	205,919
9,906	Cirrus Logic, Inc.(a)	403,769
6,743	Cognex Corp.	245,850
6,967	Coherent, Inc.(a)	318,044
14,206	Cohu, Inc.	125,013
2,982	CommVault Systems, Inc.(a)	186,286
5,509	Computer Task Group, Inc.(a)	102,743
4,577	comScore, Inc.(a)	64,856
15,336	Comtech Telecommunications Corp.	386,007
74,822	Comverse Technology, Inc.(a)	493,077
5,188	Concur Technologies, Inc.(a)	343,601
3,635	CoStar Group, Inc.(a)	301,341
15,469	Cray, Inc.(a)	188,258
20,757	CSG Systems International, Inc.(a)	427,802
24,714	CTS Corp.	204,632
9,918	Cymer, Inc.(a)	790,365
28,016	Cypress Semiconductor Corp.(b)	277,639
24,274	Daktronics, Inc.	212,883
7,516	Datalink Corp.(a)	61,180

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,623	DealerTrack Holdings, Inc.(a)	$181,007
12,289	Dice Holdings, Inc.(a)	108,512
13,438	Digi International, Inc.(a)	126,586
23,175	Digital River, Inc.(a)	332,329
12,187	Diodes, Inc.(a)	184,755
12,293	Dolby Laboratories, Inc., Class A(a)	388,336
25,134	DSP Group, Inc.(a)	138,237
3,250	DTS, Inc.(a)	68,185
8,955	Dynamics Research Corp.(a)	57,760
90,052	EarthLink, Inc.	570,930
4,177	Ebix, Inc.(b)	91,017
24,917	EchoStar Corp., Class A(a)	791,364
9,514	Electro Rent Corp.	149,560
13,109	Electro Scientific Industries, Inc.	140,004
21,122	Electronics for Imaging, Inc.(a)	366,678
17,086	EMCORE Corp.(a)(b)	79,450
38,849	Emulex Corp.(a)	270,389
42,775	Entegris, Inc.(a)	351,183
17,587	Entropic Communications, Inc.(a)	84,593
15,660	EPIQ Systems, Inc.	191,209
3,607	ePlus, Inc.(a)	129,022
27,318	Euronet Worldwide, Inc.(a)	554,282
14,319	Exar Corp.(a)	122,427
4,521	ExlService Holdings, Inc.(a)	134,002
37,248	Extreme Networks, Inc.(a)	121,428
5,279	F5 Networks, Inc.(a)	435,412
8,418	Fabrinet (Cayman Islands)(a)	81,065
6,661	FactSet Research Systems, Inc.	603,154
10,971	Fair Isaac Corp.	511,249
53,462	Fairchild Semiconductor International, Inc.(a)	628,713
2,258	FARO Technologies, Inc.(a)	90,772
9,450	FEI Co.	520,222
21,130	Finisar Corp.(a)	243,418
5,677	FleetCor Technologies, Inc.(a)	269,147
37,703	FormFactor, Inc.(a)	171,926
5,309	Forrester Research, Inc.	153,642
4,163	Fortinet, Inc.(a)	80,637
24,627	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	220,165
13,500	Gartner, Inc.(a)	626,535
44,974	Genpact Ltd.	791,992
40,124	Global Cash Access Holdings, Inc.(a)	282,874
7,300	Globecomm Systems, Inc.(a)	79,205
15,551	GSI Group, Inc. (Canada)(a)	120,831
42,556	GT Advanced Technologies, Inc.(a)(b)	184,693
16,994	Hackett Group, Inc. (The)(a)	66,107
47,487	Harmonic, Inc.(a)	206,094
15,374	Heartland Payment Systems, Inc.	400,954
3,627	Hittite Microwave Corp.(a)	205,433
41,725	Hutchinson Technology, Inc.(a)(b)	58,415
4,571	iGATE Corp.(a)	73,365
45,276	Imation Corp.(a)	206,911
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,047	Infinera Corp.(a)(b)	$128,151
4,709	Informatica Corp.(a)	127,802
70,696	Integrated Device Technology, Inc.(a)	384,586
8,217	InterDigital, Inc.(b)	312,986
49,604	Intermec, Inc.(a)	336,315
19,972	Internap Network Services Corp.(a)	136,808
30,653	International Rectifier Corp.(a)	474,815
6,790	InterXion Holding NV (Netherlands)(a)	145,102
15,931	Intevac, Inc.(a)	79,655
23,929	IntraLinks Holdings, Inc.(a)	133,763
3,280	IPG Photonics Corp.(a)	174,102
4,884	Ixia(a)	68,425
8,622	IXYS Corp.(a)	82,081
11,025	j2 Global, Inc.	331,191
19,760	Jack Henry & Associates, Inc.	750,880
16,320	JDA Software Group, Inc.(a)	622,445
51,529	JDS Uniphase Corp.(a)	499,316
44,806	Kemet Corp.(a)	203,419
4,198	Kenexa Corp.(a)	192,940
9,545	KIT Digital, Inc.(a)(b)	26,535
22,397	Kopin Corp.(a)	84,213
23,399	Kulicke & Soffa Industries, Inc.(a)	240,074
26,909	Lattice Semiconductor Corp.(a)	104,407
20,884	Limelight Networks, Inc.(a)(b)	44,065
53,270	Lionbridge Technologies, Inc.(a)	168,866
1,903	Liquidity Services, Inc.(a)	78,461
5,124	Littelfuse, Inc.	274,646
4,122	Loral Space & Communications, Inc.	324,236
14,911	LTX-Credence Corp.(a)	83,054
21,890	MagnaChip Semiconductor Corp.(a)	246,262
4,076	Manhattan Associates, Inc.(a)	244,560
17,667	ManTech International Corp., Class A	405,811
8,124	MAXIMUS, Inc.	448,282
5,009	Measurement Specialties, Inc.(a)	163,343
36,794	Mentor Graphics Corp.(a)	571,043
1,058	MercadoLibre, Inc. (Argentina)	88,840
7,682	Mercury Computer Systems, Inc.(a)	62,954
26,359	Methode Electronics, Inc.	266,753
14,537	Micrel, Inc.	140,864
12,311	MICROS Systems, Inc.(a)	558,796
21,570	Microsemi Corp.(a)	414,144
1,366	MicroStrategy, Inc., Class A(a)	129,046
19,020	MKS Instruments, Inc.	449,443
50,822	ModusLink Global Solutions, Inc.(a)	148,908
4,099	MoneyGram International, Inc.(a)	63,698
8,648	Monolithic Power Systems, Inc.(a)	168,031
7,180	Monotype Imaging Holdings, Inc.	109,926
10,395	Move, Inc.(a)	86,175
4,476	MTS Systems Corp.	225,635
5,407	Multi-Fineline Electronix, Inc.(a)	114,304
19,024	Nam Tai Electronics, Inc. (Hong Kong)(b)	225,244

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,630	Nanometrics, Inc.(a)	$49,949
17,698	National Instruments Corp.	416,965
11,504	NCI, Inc., Class A(a)	64,652
27,123	Net 1 UEPS Technologies, Inc.(a)	240,039
10,954	NETGEAR, Inc.(a)	388,977
9,576	NetScout Systems, Inc.(a)	236,814
14,294	NeuStar, Inc., Class A(a)	523,017
14,642	Newport Corp.(a)	158,426
9,216	NIC, Inc.	131,789
42,694	Novatel Wireless, Inc.(a)	70,445
32,095	Oclaro, Inc.(a)(b)	63,227
28,328	OmniVision Technologies, Inc.(a)	405,090
6,874	Oplink Communications, Inc.(a)	102,148
2,718	OPNET Technologies, Inc.	115,325
15,887	Orbotech Ltd. (Israel)(a)	131,227
4,506	OSI Systems, Inc.(a)	357,100
23,816	Parametric Technology Corp.(a)	480,607
10,011	Park Electrochemical Corp.	248,473
17,224	PC Connection, Inc.	177,235
10,580	Perficient, Inc.(a)	120,295
16,033	Pericom Semiconductor Corp.(a)	123,935
55,407	Photronics, Inc.(a)	270,940
11,842	Plantronics, Inc.	384,154
20,996	Plexus Corp.(a)	565,002
81,970	PMC—Sierra, Inc.(a)	383,620
38,135	Polycom, Inc.(a)	382,113
4,705	Power Integrations, Inc.	139,174
69,840	Power-One, Inc.(a)(b)	281,455
132,571	Powerwave Technologies, Inc.(a)(b)	64,960
16,780	PRGX Global, Inc.(a)	131,220
20,002	Progress Software Corp.(a)	394,439
26,900	Pulse Electronics Corp.	14,795
3,634	QLIK Technologies, Inc.(a)	66,902
32,719	QLogic Corp.(a)	306,904
108,521	Quantum Corp.(a)	113,947
15,180	QuinStreet, Inc.(a)	92,902
8,335	Rackspace Hosting, Inc.(a)	530,856
16,621	RadiSys Corp.(a)	47,204
2,403	RADWARE Ltd. (Israel)(a)	78,818
27,063	Rambus, Inc.(a)	130,985
5,857	RealD, Inc.(a)(b)	54,763
18,390	RealNetworks, Inc.(a)	139,212
11,015	Red Hat, Inc.(a)	541,608
118,748	RF Micro Devices, Inc.(a)	523,679
8,936	Richardson Electronics Ltd.	104,104
8,069	Rimage Corp.	48,253
9,663	Riverbed Technology, Inc.(a)	178,476
14,053	Rofin-Sinar Technologies, Inc.(a)	255,905
6,527	Rogers Corp.(a)	257,229
10,839	Rosetta Stone, Inc.(a)	126,925
22,430	Rovi Corp.(a)	303,478
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,499	Rudolph Technologies, Inc.(a)	$109,355
4,399	Salesforce.com, Inc.(a)	642,166
22,927	Sapient Corp.(a)	235,690
18,567	ScanSource, Inc.(a)	543,085
18,843	SeaChange International, Inc.(a)	170,529
10,957	Semtech Corp.(a)	273,596
37,654	Sigma Designs, Inc.(a)	223,665
11,179	Silicon Graphics International Corp.(a)(b)	86,302
28,191	Silicon Image, Inc.(a)	124,040
6,360	Silicon Laboratories, Inc.(a)	257,071
7,848	SINA Corp. (China)(a)	428,736
28,844	Skyworks Solutions, Inc.(a)	674,950
27,162	Smart Technologies, Inc., Class A (Canada)(a)(b)	36,940
43,052	Smith Micro Software, Inc.(a)	53,815
8,228	Sohu.com, Inc.(a)	312,499
1,748	SolarWinds, Inc.(a)	88,431
7,904	Solera Holdings, Inc.	369,986
70,261	Sonus Networks, Inc.(a)	130,685
49,317	Spansion, Inc., Class A(a)	546,926
9,210	SS&C Technologies Holdings, Inc.(a)	221,316
22,132	STEC, Inc.(a)	129,915
27,898	STR Holdings, Inc.(a)(b)	59,981
2,821	Stratasys, Inc.(a)(b)	188,076
54,037	SunPower Corp.(a)(b)	232,899
10,029	Super Micro Computer, Inc.(a)	79,329
5,780	Supertex, Inc.(a)	110,456
9,601	Sycamore Networks, Inc.	55,494
23,083	Symmetricom, Inc.(a)	141,960
6,521	Synaptics, Inc.(a)	151,026
3,350	Synchronoss Technologies, Inc.(a)	68,641
15,535	SYNNEX Corp.(a)	503,179
3,609	Syntel, Inc.	215,132
38,396	Take-Two Interactive Software, Inc.(a)	428,115
55,962	TeleCommunication Systems, Inc., Class A(a)	118,639
30,496	TeleTech Holdings, Inc.(a)	513,553
5,020	Tessco Technologies, Inc.	104,416
25,820	Tessera Technologies, Inc.	365,869
8,660	THQ, Inc.(a)(b)	24,508
19,294	TIBCO Software, Inc.(a)	486,402
9,345	TiVo, Inc.(a)	94,852
16,183	TNS, Inc.(a)	231,741
78,358	TriQuint Semiconductor, Inc.(a)	368,283
33,154	TTM Technologies, Inc.(a)	298,386
3,973	Tyler Technologies, Inc.(a)	189,949
1,074	Ultimate Software Group, Inc. (The)(a)	108,861
13,820	Ultra Clean Holdings, Inc.(a)	63,987
98,071	United Online, Inc.	525,661
76,982	Unwired Planet, Inc.(a)	108,545
81,708	UTStarcom Holdings Corp. (Cayman Islands)(a)	80,891

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,970	ValueClick, Inc.(a)	$332,900
7,727	VASCO Data Security International, Inc.(a)	54,707
17,109	Veeco Instruments, Inc.(a)(b)	525,246
8,198	VeriFone Systems, Inc.(a)	242,989
6,280	Verint Systems, Inc.(a)	171,256
16,624	Verisign, Inc.(a)	616,252
11,382	ViaSat, Inc.(a)	442,077
6,069	Virtusa Corp.(a)	104,144
7,763	Vishay Precision Group, Inc.(a)	101,307
7,399	VistaPrint NV (Netherlands)(a)(b)	225,448
4,835	VMware, Inc., Class A(a)	409,863
2,687	Volterra Semiconductor Corp.(a)	48,823
14,651	WebMD Health Corp.(a)	218,446
8,833	Websense, Inc.(a)	116,772
36,247	Westell Technologies, Inc., Class A(a)	73,944
7,748	WEX, Inc.(a)	571,647
11,899	XO Group, Inc.(a)	95,787
25,358	Xyratex Ltd. (Bermuda)	209,711
4,589	Yandex NV, Class A (Netherlands)(a)	106,832
16,806	Zebra Technologies Corp., Class A(a)	603,840
3,689	Zygo Corp.(a)	68,689
		68,199,675
	Materials—6.3%
22,536	A. Schulman, Inc.	578,274
22,611	A.M. Castle & Co.(a)(b)	274,724
5,441	AEP Industries, Inc.(a)	347,843
5,199	Allied Nevada Gold Corp.(a)	191,947
11,148	AMCOL International Corp.	352,054
5,558	American Vanguard Corp.	198,587
4,937	Balchem Corp.	171,956
85,296	Boise, Inc.	715,633
13,785	Buckeye Technologies, Inc.	361,167
17,998	Calgon Carbon Corp.(a)	222,995
15,790	Carpenter Technology Corp.	767,552
78,159	Century Aluminum Co.(a)	558,837
21,400	China Gerui Advanced Materials Group Ltd. (British Virgin Islands)(a)(b)	31,672
17,130	Clearwater Paper Corp.(a)	677,320
10,588	Compass Minerals International, Inc.	834,864
2,036	Deltic Timber Corp.	138,163
16,852	Eagle Materials, Inc.	892,650
133,416	Ferro Corp.(a)	350,884
5,697	Flotek Industries, Inc.(a)	63,294
24,099	Georgia Gulf Corp.	852,864
15,796	Globe Specialty Metals, Inc.	237,414
88,018	Graphic Packaging Holding Co.(a)	521,066
35,456	Gulf Resources, Inc.(a)(b)	48,220
20,727	H.B. Fuller Co.	630,101
3,524	Hawkins, Inc.	137,788
3,549	Haynes International, Inc.	179,863
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
124,192	Headwaters, Inc.(a)	$892,940
97,291	Hecla Mining Co.(b)	640,175
26,686	Horsehead Holding Corp.(a)	241,508
6,439	Innophos Holdings, Inc.	306,818
8,609	Innospec, Inc.(a)	278,759
13,020	Intrepid Potash, Inc.(a)	282,925
8,983	Kaiser Aluminum Corp.	544,190
14,004	KapStone Paper and Packaging Corp.(a)	307,668
12,043	Koppers Holdings, Inc.	429,935
19,269	Kraton Performance Polymers, Inc.(a)	420,450
6,136	Kronos Worldwide, Inc.(b)	81,916
18,532	Landec Corp.(a)	200,516
90,630	Louisiana-Pacific Corp.(a)	1,431,048
5,030	LSB Industries, Inc.(a)	202,558
8,764	Material Sciences Corp.(a)	76,773
14,262	Materion Corp.	298,789
45,591	Mercer International, Inc.(a)	318,681
17,046	Metals USA Holdings Corp.(a)	248,531
8,260	Minerals Technologies, Inc.	591,912
4,537	Molycorp, Inc.(a)(b)	47,185
17,759	Myers Industries, Inc.	263,366
9,322	Neenah Paper, Inc.	241,440
3,601	NewMarket Corp.	976,987
19,391	Noranda Aluminum Holding Corp.	118,867
11,421	Olympic Steel, Inc.	205,578
49,454	Omnova Solutions, Inc.(a)	387,719
36,005	P.H. Glatfelter Co.	641,249
5,581	Quaker Chemical Corp.	295,737
6,032	Royal Gold, Inc.	531,299
20,372	RTI International Metals, Inc.(a)	464,278
16,282	Schnitzer Steel Industries, Inc., Class A	464,200
11,776	Schweitzer-Mauduit International, Inc.	412,513
26,142	Spartech Corp.(a)	223,775
5,210	Stepan Co.	499,118
30,843	Stillwater Mining Co.(a)	321,076
43,482	SunCoke Energy, Inc.(a)	698,756
13,301	Texas Industries, Inc.(a)	573,672
27,799	Titanium Metals Corp.	325,526
15,800	TPC Group, Inc.(a)	710,684
12,011	Tredegar Corp.	203,827
3,888	Universal Stainless & Alloy Products, Inc.(a)	133,747
43,960	Wausau Paper Corp.	363,549
6,100	Westlake Chemical Corp.	463,966
36,874	Yongye International, Inc.(a)	204,282
11,407	Zep, Inc.	163,462
12,449	Zoltek Cos., Inc.(a)	85,276
		28,154,958
	Telecommunication Services—1.3%
129,146	Alaska Communications Systems Group, Inc.(b)	297,036

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Portfolio (PRFZ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,519	Atlantic Tele-Network, Inc.	$228,707
25,067	Cbeyond, Inc.(a)	192,013
87,352	Clearwire Corp., Class A(a)(b)	174,704
8,294	Cogent Communications Group, Inc.	180,063
19,964	Consolidated Communications Holdings, Inc.	308,244
33,780	Fairpoint Communications, Inc.(a)(b)	247,945
27,714	General Communication, Inc., Class A(a)	242,220
8,582	HickoryTech Corp.	91,398
45,246	IDT Corp., Class B	457,890
29,573	Iridium Communications, Inc.(a)	218,544
67,384	Leap Wireless International, Inc.(a)(b)	359,831
16,339	Neutral Tandem, Inc.	75,486
16,500	NTELOS Holdings Corp.	251,625
36,764	Premiere Global Services, Inc.(a)	312,494
5,148	Primus Telecommunications Group, Inc.	75,315
11,321	SBA Communications Corp., Class A(a)	754,318
16,123	Shenandoah Telecommunications Co.	253,454
13,398	United States Cellular Corp.(a)	495,592
36,612	USA Mobility, Inc.	404,563
57,432	Vonage Holdings Corp.(a)	130,371
		5,751,813
	Utilities—1.7%
9,486	American States Water Co.	417,574
22,425	California Water Service Group	413,069
9,576	CH Energy Group, Inc.	622,727
4,999	Chesapeake Utilities Corp.	234,803
3,584	Connecticut Water Service, Inc.	109,778
9,345	Consolidated Water Co. Ltd. (Cayman Islands)	73,358
23,271	El Paso Electric Co.	790,981
32,941	Empire District Electric Co. (The)	715,149
16,041	Laclede Group, Inc. (The)	667,947
12,303	MGE Energy, Inc.	647,630
8,034	Middlesex Water Co.	155,378
17,410	Northwest Natural Gas Co.	810,087
9,000	Ormat Technologies, Inc.	171,270
33,729	Otter Tail Corp.	813,881
7,424	SJW Corp.	179,958
12,710	South Jersey Industries, Inc.	642,999
6,264	Unitil Corp.	166,560
4,820	York Water Co.	83,723
		7,716,872
	Total Common Stocks and Other Equity Interests (Cost $449,112,151)	447,278,085
Number of Shares		Value
	Warrants—0.0%
	Energy—0.0%
1,014	Magnum Hunter Resources Corp., expiring 10/14/13(a)(b) (Cost $0)	$31
	Money Market Fund—0.1%
654,694	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $654,694)	654,694
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $449,766,845)—100.1%	447,932,810
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—6.3%
28,278,368	Invesco Liquid Assets Portfolio—Institutional Class (Cost $28,278,368)(d)(e)	28,278,368
	Total Investments (Cost $478,045,213)—106.4%	476,211,178
	Liabilities in excess of other assets—(6.4)%	(28,519,361)
	Net Assets—100.0%	$447,691,817

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. See Note 4.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

38

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Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
ASSETS:
Unaffiliated investments, at value(a)	$17,263,312	$126,891,927	$23,725,120	$1,446,477,766	$447,364,872
Affiliated investments, at value	—	—	—	23,120,557	28,846,306
Total investments, at value	17,263,312	126,891,927	23,725,120	1,469,598,323	476,211,178
Foreign currencies, at value	—	—	—	—	24,760
Receivables:
Expense waivers	17,021	2,160	7,477	38,787	11,819
Dividends	13,069	311,234	4,357	1,999,302	172,007
Investments sold	872	—	1,727	—	—
Securities lending dividends	—	—	—	37,550	61,189
Total Assets	17,294,274	127,205,321	23,738,681	1,471,673,962	476,480,953
LIABILITIES:
Due to custodian	—	—	—	258,447	—
Due to foreign custodian	—	—	—	110,346	—
Payables:
Collateral upon return of securities loaned	—	—	—	22,623,189	28,278,368
Accrued advisory fees	14,602	55,205	10,297	359,886	110,222
Accrued expenses	76,356	141,391	72,902	1,047,249	400,546
Total Liabilities	90,958	196,596	83,199	24,399,117	28,789,136
NET ASSETS	$17,203,316	$127,008,725	$23,655,482	$1,447,274,845	$447,691,817
NET ASSETS CONSIST OF:
Shares of beneficial interest	$46,175,311	$486,584,103	$107,795,997	$1,507,749,394	$472,051,421
Undistributed net investment income	27,440	315,191	120,752	3,792,948	793,408
Undistributed net realized loss	(29,889,627)	(365,042,106)	(83,900,640)	(174,622,091)	(23,318,181)
Net unrealized appreciation (depreciation)	890,192	5,151,537	(360,627)	110,354,594	(1,834,831)
Net Assets	$17,203,316	$127,008,725	$23,655,482	$1,447,274,845	$447,691,817
Shares outstanding (unlimited amount authorized, $0.01 par value)	650,000	2,700,000	500,000	23,600,000	6,700,000
Net asset value	$26.47	$47.04	$47.31	$61.33	$66.82
Share price	$26.45	$47.03	$47.27	$61.34	$66.78
Unaffiliated investments, at cost	$16,373,120	$121,740,390	$24,085,747	$1,336,132,224	$449,269,949
Affiliated investments, at cost	$—	$—	$—	$23,111,505	$28,775,264
Total investments, at cost	$16,373,120	$121,740,390	$24,085,747	$1,359,243,729	$478,045,213
Foreign currencies, at cost	$—	$—	$—	$(110,346)	$25,556
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$22,007,056	$27,705,393

See Notes to Financial Statements.

40

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
INVESTMENT INCOME:
Unaffiliated dividend income	$174,799	$1,459,472	$251,359	$16,925,599	$3,558,425
Affiliated dividend income	—	—	—	7,004	32,144
Securities lending income	—	—	—	287,562	441,708
Foreign withholding tax	—	—	—	(6,207)	(1,473)
Total Income	174,799	1,459,472	251,359	17,213,958	4,030,804
EXPENSES:
Advisory fees	43,273	316,080	64,341	2,029,399	641,080
Accounting & administration fees	34,649	34,649	34,649	164,266	54,297
Professional fees	13,366	15,341	13,603	44,308	19,140
Custodian & transfer agent fees	11,362	10,568	5,695	71,818	57,319
Sub-licensing	4,327	18,819	3,856	629,815	198,956
Trustees fees	2,397	3,399	2,449	17,860	7,289
Other expenses	4,063	10,616	4,801	44,154	21,246
Total Expenses	113,437	409,472	129,394	3,001,620	999,327
Waivers	(57,182)	(30,927)	(52,190)	(260,929)	(137,185)
Net Expenses	56,255	378,545	77,204	2,740,691	862,142
Net Investment Income	118,544	1,080,927	174,155	14,473,267	3,168,662
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,255,347)	(7,491,800)	(1,841,717)	(941,387)	(1,025,555)
In-kind redemptions	1,739,799	11,089,277	2,542,378	15,562,763	7,393,908
Foreign currencies	—	—	—	(14,020)	(36)
Net realized gain	484,452	3,597,477	700,661	14,607,356	6,368,317
Change net in unrealized appreciation (depreciation) on:
Investments	(466,164)	(3,157,207)	(2,940,903)	23,139,966	(6,239,727)
Foreign currencies	—	—	—	—	(150)
Net change in unrealized appreciation (depreciation)	(466,164)	(3,157,207)	(2,940,903)	23,139,966	(6,239,877)
Net realized and unrealized gain (loss)	18,288	440,270	(2,240,242)	37,747,322	128,440
Net increase (decrease) in net assets resulting from operations	$136,832	$1,521,197	$(2,066,087)	$52,220,589	$3,297,102

See Notes to Financial Statements.

41

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio (PIQ)		PowerShares Dynamic Market Portfolio (PWC)		PowerShares Dynamic OTC Portfolio (PWO)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$118,544	$138,735	$1,080,927	$1,471,419	$174,155	$65,769
Net realized gain (loss) . .	484,452	1,237,656	3,597,477	(1,287,554)	700,661	1,225,226
Net change in unrealized appreciation (depreciation)	(466,164)	(2,345,790)	(3,157,207)	(7,880,233)	(2,940,903)	(3,319,406)
Net increase (decrease) in net assets resulting from operations	136,832	(969,399)	1,521,197	(7,696,368)	(2,066,087)	(2,028,411)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(1,627)	(13,776)	(1,159)	27,567	(891)	405
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(124,352)	(131,104)	(928,769)	(1,361,510)	(91,408)	(21,198)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,296,051	26,804,052	76,167,485	201,665,339	12,422,450	42,152,256
Value of shares repurchased	(11,589,102)	(34,244,116)	(78,394,787)	(252,171,146)	(14,833,006)	(52,199,792)
Net income (loss) equalization	1,627	13,776	1,159	(27,567)	891	(405)
Net increase (decrease) in net assets resulting from shares transactions	(1,291,424)	(7,426,288)	(2,226,143)	(50,533,374)	(2,409,665)	(10,047,941)
Increase (Decrease) in Net Assets	(1,280,571)	(8,540,567)	(1,634,874)	(59,563,685)	(4,568,051)	(12,097,145)
NET ASSETS:
Beginning of period	18,483,887	27,024,454	128,643,599	188,207,284	28,223,533	40,320,678
End of period	$17,203,316	$18,483,887	$127,008,725	$128,643,599	$23,655,482	$28,223,533
Undistributed net investment income at end of period	$27,440	$34,875	$315,191	$164,192	$120,752	$38,896
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	1,050,000	1,650,000	4,450,000	250,000	850,000
Shares repurchased	(450,000)	(1,350,000)	(1,700,000)	(5,600,000)	(300,000)	(1,050,000)
Shares outstanding, beginning of period	700,000	1,000,000	2,750,000	3,900,000	550,000	750,000
Shares outstanding, end of period	650,000	700,000	2,700,000	2,750,000	500,000	550,000

See Notes to Financial Statements.

42

	PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income	$14,473,267	$23,878,068	$3,168,662	$4,361,493
Net realized gain (loss) . .	14,607,356	36,528,515	6,368,317	26,484,496
Net change in unrealized appreciation (depreciation)	23,139,966	(51,057,800)	(6,239,877)	(49,174,165)
Net increase (decrease) in net assets resulting from operations	52,220,589	9,348,783	3,297,102	(18,328,176)
Undistributed net investment income (loss) included in the price of units issued and redeemed	29,777	1,086,347	(41,576)	168,937
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,274,525)	(23,834,366)	(3,382,416)	(3,690,489)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	79,046,023	338,194,606	22,672,665	179,108,809
Value of shares repurchased	(58,378,453)	(143,294,034)	(38,540,071)	(103,271,648)
Net income (loss) equalization	(29,777)	(1,086,347)	41,576	(168,937)
Net increase (decrease) in net assets resulting from shares transactions	20,637,793	193,814,225	(15,825,830)	75,668,224
Increase (Decrease) in Net Assets	58,613,634	180,414,989	(15,952,720)	53,818,496
NET ASSETS:
Beginning of period	1,388,661,211	1,208,246,222	463,644,537	409,826,041
End of period	$1,447,274,845	$1,388,661,211	$447,691,817	$463,644,537
Undistributed net investment income at end of period	$3,792,948	$3,564,429	$793,408	$1,048,738
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,350,000	5,800,000	350,000	2,750,000
Shares repurchased	(1,000,000)	(2,450,000)	(600,000)	(1,600,000)
Shares outstanding, beginning of period	23,250,000	19,900,000	6,950,000	5,800,000
Shares outstanding, end of period	23,600,000	23,250,000	6,700,000	6,950,000

43

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio (PIQ)

	Six-Months Ended October 31, 2012	Year Ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.41	$27.02	$22.56	$16.85	$25.08	$28.02
Net investment income(a)	0.18	0.18	0.19	0.09	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.06	(0.62)	4.45	5.71	(8.24)	(2.87)
Total from investment operations	0.24	(0.44)	4.64	5.80	(8.10)	(2.73)
Distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.18)	(0.09)	(0.13)	(0.20)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.18)	(0.17)	(0.18)	(0.09)	(0.13)	(0.21)
Net asset value at end of period	$26.47	$26.41	$27.02	$22.56	$16.85	$25.08
Share price at end of period(b)	$26.45	$26.40	$27.03	$22.56	$16.84
NET ASSET VALUE TOTAL RETURN(c)	0.94%	(1.55)%	20.72%	34.54%	(32.40)%	(9.81)%
SHARE PRICE TOTAL RETURN(c)	0.90%	(1.63)%	20.76%	34.62%	(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,203	$18,484	$27,024	$27,073	$28,651	$62,700

Ratio to average net assets of:

Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%		0.65%	0.67%
Expenses, prior to Waivers	1.31	%(d)	1.22%	1.08%	0.98%		0.87%	0.72%
Net investment income, after Waivers	1.37	%(d)	0.73%	0.83%	0.45%		0.70%	0.53%
Portfolio turnover rate(e)	47%		110%	93%	98%		102%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$(0.02)	$(0.01)	$(0.00	)(g)	$(0.01)	$0.00 (g)

PowerShares Dynamic Market Portfolio (PWC)

	Six-Months Ended October 31, 2012	Year Ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$46.78	$48.26	$40.38	$31.42	$48.12	$53.32
Net investment income(a)	0.40	0.44	0.57	0.33	0.50	0.37
Net realized and unrealized gain (loss) on investments	0.21	(1.52)	7.94	8.97	(16.72)	(5.09)
Total from investment operations	0.61	(1.08)	8.51	9.30	(16.22)	(4.72)
Distributions to shareholders from:
Net investment income	(0.35)	(0.40)	(0.63)	(0.34)	(0.48)	(0.48)
Net asset value at end of period	$47.04	$46.78	$48.26	$40.38	$31.42	$48.12
Share price at end of period(b)	$47.03	$46.75	$48.24	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN(c)	1.30%	(2.12)%	21.34%	29.75%	(33.86)%	(8.93)%
SHARE PRICE TOTAL RETURN(c)	1.34%	(2.14)%	21.29%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$127,009	$128,644	$188,207	$230,151	$260,779	$620,703

Ratio to average net assets of:

Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.58%
Expenses, prior to Waivers	0.65	%(d)	0.62%	0.64%	0.60%	0.60%	0.59%
Net investment income, after Waivers	1.71	%(d)	1.00%	1.38%	0.92%	1.28%	0.72%
Portfolio turnover rate(e)	52%		133%	107%	98%	113%	121%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$0.01	$0.00 (g)	$0.00 (g)	$(0.01)	$(0.01)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.
See Notes to Financial Statements.

44

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

	Six-Months Ended October 31, 2012	Year Ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$51.32	$53.76	$45.15	$32.83	$46.92	$55.03
Net investment income (loss)(a)	0.33 (b)	0.10	0.07	0.01	0.03	(0.11)
Net realized and unrealized gain (loss) on investments	(4.17)	(2.50)	8.65	12.36	(14.12)	(7.94)
Total from investment operations	(3.84)	(2.40)	8.72	12.37	(14.09)	(8.05)
Distributions to shareholders from:
Net investment income	(0.17)	(0.04)	(0.11)	(0.05)	—	—
Return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.17)	(0.04)	(0.11)	(0.05)	—	(0.06)
Net asset value at end of period	$47.31	$51.32	$53.76	$45.15	$32.83	$46.92
Share price at end of period(c)	$47.27	$51.30	$53.75	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN(d)	(7.49)%	(4.46)%	19.34%	37.73%	(30.03)%	(14.65)%
SHARE PRICE TOTAL RETURN(d)	(7.53)%	(4.48)%	19.31%	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,655	$28,224	$40,321	$40,635	$39,393	$96,187

Ratio to average net assets of:

Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.59%	0.59%
Expenses, prior to Waivers	1.01	%(e)	0.93%	0.91%	0.85%	0.74%	0.64%
Net investment income (loss), after Waivers	1.35	%(b)(e)	0.22%	0.15%	0.01%	0.08%	(0.21)%
Portfolio turnover rate(f)	45%		99%	75%	90%	77%	60%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.00	)(h)	$0.00 (h)	$(0.02)	$(0.01)	$(0.02)	$(0.01)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six-Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$59.73		$60.72	$52.93	$34.78	$55.15	$60.99
Net investment income(a)	0.62		1.12	1.07	0.62	0.97	0.89
Net realized and unrealized gain (loss) on investments	1.59		(0.99)	7.63	18.21	(20.26)	(5.96)
Total from investment operations	2.21		0.13	8.70	18.83	(19.29)	(5.07)
Distributions to shareholders from:
Net investment income	(0.61)		(1.12)	(0.91)	(0.68)	(1.08)	(0.77)
Net asset value at end of period	$61.33		$59.73	$60.72	$52.93	$34.78	$55.15
Share price at end of period(c)	$61.34		$59.72	$60.71	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN(d)	3.73%		0.41%	16.72%	54.57%	(35.26)%	(8.42)%
SHARE PRICE TOTAL RETURN(d)	3.77%		0.41%	16.63%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,447,275		$1,388,661	$1,208,246	$648,428	$396,443	$876,964
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.58%	0.67%
Expenses, prior to Waivers	0.43	%(e)	0.43%	0.44%	0.45%	0.60%	0.66%
Net investment income, after Waivers	2.07	%(e)	2.00%	2.01%	1.38%	2.34%	1.50%
Portfolio turnover rate(f)	2%		6%	9%	24%	15%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.00	)(h)	$0.05	$0.14	$0.01	$(0.07)	$(0.04)

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.07 and 0.30%, respectively.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

45

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six-Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$66.71		$70.66	$59.82	$34.96		$50.36	$57.12
Net investment income(a)	0.47		0.73	0.50	0.32		0.46	0.50
Net realized and unrealized gain (loss) on investments	0.14		(4.04)	10.80	24.88		(15.42)	(6.81)
Total from investment operations	0.61		(3.31)	11.30	25.20		(14.96)	(6.31)
Distributions to shareholders from:
Net investment income	(0.50)		(0.64)	(0.46)	(0.34)		(0.44)	(0.45)
Net asset value at end of period	$66.82		$66.71	$70.66	$59.82		$34.96	$50.36
Share price at end of period(b)	$66.78		$66.72	$70.64	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN(c)	0.92%		(4.60)%	19.04%	72.38	%(d)	(29.79)%	(11.10)%
SHARE PRICE TOTAL RETURN(c)	0.85%		(4.56)%	19.06%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$447,692		$463,645	$409,826	$284,135		$94,399	$130,944
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%		0.58%	0.71%
Expenses, prior to Waivers	0.45	%(e)	0.44%	0.46%	0.51%		0.79%	0.76%
Net investment income, after Waivers	1.43	%(e)	1.17%	0.82%	0.67%		1.22%	0.92%
Portfolio turnover rate(f)	3%		15%	19%	16%		15%	42%
Undistributed net investment income included in price of units issued and redeemed(a)(g)	$(0.01)		$0.03	$0.03	$0.08		$0.00 (h)	$0.09

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

46

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio (PIQ)	"Dynamic MagniQuant Portfolio"
PowerShares Dynamic Market Portfolio (PWC)	"Dynamic Market Portfolio"
PowerShares Dynamic OTC Portfolio (PWO)	"Dynamic OTC Portfolio"
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	"FTSE RAFI US 1000 Portfolio"
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	"FTSE RAFI US 1500 Small-Mid Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio, which is listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective intellidex or index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Each of the FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired funds fees and expenses and extraordinary expenses) of the Fund from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), through at least August 31, 2013. The Expense Cap for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio is 0.39% of each Fund's average daily net assets per year, through at least August 31, 2013, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, through at least August 31, 2013.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/13	04/30/14	04/30/15	10/31/15
Dynamic MagniQuant Portfolio	$334,919	$48,368	$121,412	$107,957	$57,182
FTSE RAFI US 1000 Portfolio	1,275,506	153,820	439,944	420,813	260,929
FTSE RAFI US 1500 Small-Mid Portfolio	631,227	66,994	240,876	186,172	137,185

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca, Inc.
Dynamic Market Portfolio	NYSE Arca, Inc.
Dynamic OTC Portfolio	NYSE Arca, Inc.
FTSE RAFI US 1000 Portfolio	FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Affiliated Securities

The Adviser of the Funds is a subsidiary of Invesco Ltd. and therefore considered to be affiliated with the FTSE RAFI US 1000 Portfolio. Invesco Mortgage Capital, Inc. REIT and FTSE RAFI US 1500 Small-Mid Portfolio are affiliated by each having an Investment Adviser that is a wholly owned subsidiary of Invesco Ltd. The table below shows the Fund's transactions in and earnings from its investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2012.

FTSE RAFI US 1000 Portfolio

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain	Value 10/31/12	Dividend Income
Invesco Ltd.	$500,526	$26,235	$(19,513)	$(11,659)	$1,779	$497,368	$7,004

FTSE RAFI US 1500 Small-Mid Portfolio

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 10/31/12	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$476,351	$27,519	$(40,016)	$97,309	$6,775	$567,938	$32,144

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic MagniQuant Portfolio
Equity Securities	$17,164,685	$32,485	$—	$17,197,170
Money Market Fund	66,142	—	—	66,142
Total Investments	17,230,827	32,485	—	17,263,312
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	446,967,218	310,867	—	447,278,085
Warrants	31	—	—	31
Money Market Funds	28,933,062	—	—	28,933,062
Total Investments	$475,900,311	$310,867	$—	$476,211,178

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

								Post-effective no expiration
	2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$5,211,608	$10,595,808	$7,191,135	$3,524,581	$—	$2,370,749	$28,893,881
Dynamic Market Portfolio	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,214,879	15,461,574	19,197,322	—	359,670,042
Dynamic OTC Portfolio	5,297,385	5,449,844	21,767,708	11,353,752	15,764,010	14,947,690	3,683,431	4,514,430	70,412	82,848,662
FTSE RAFI US 1000 Portfolio	—	—	44,432	1,148,192	44,806,580	49,808,238	38,490,195	—	5,014,644	139,312,281
FTSE RAFI US 1500 Small-Mid Portfolio	$—	$—	$5,818	$128,460	$8,229,508	$5,168,127	$2,475,894	$—	$1,403,198	$17,411,005

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$8,227,865	$8,343,011
Dynamic Market Portfolio	65,378,058	65,311,840
Dynamic OTC Portfolio	11,438,302	12,728,923
FTSE RAFI US 1000 Portfolio	24,075,044	24,319,875
FTSE RAFI US 1500 Small-Mid Portfolio	12,793,149	13,473,611

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$12,572,417	$13,761,690
Dynamic Market Portfolio	76,733,031	79,090,255
Dynamic OTC Portfolio	16,796,373	17,833,418
FTSE RAFI US 1000 Portfolio	78,802,823	58,108,693
FTSE RAFI US 1500 Small-Mid Portfolio	22,547,761	38,357,837

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$16,378,307	$885,005	$1,541,586	$(656,581)
Dynamic Market Portfolio	121,741,308	5,150,619	9,788,695	(4,638,076)
Dynamic OTC Portfolio	24,086,212	(361,092)	1,458,796	(1,819,888)
FTSE RAFI US 1000 Portfolio	1,402,604,971	66,993,352	190,608,131	(123,614,779)
FTSE RAFI US 1500 Small-Mid Portfolio	486,455,714	(10,244,536)	55,046,993	(65,291,529)

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. Each Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

56

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-2

2012 Semi-Annual Report to Shareholders

October 31, 2012

PowerShares Dynamic Banking Portfolio (PJB)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

PowerShares Dynamic Building & Construction Portfolio (PKB)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

PowerShares Dynamic Insurance Portfolio (PIC)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

PowerShares Dynamic Media Portfolio (PBS)

PowerShares Dynamic Networking Portfolio (PXQ)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

PowerShares Dynamic Retail Portfolio (PMR)

PowerShares Dynamic Semiconductors Portfolio (PSI)

PowerShares Dynamic Software Portfolio (PSJ)

Frequency Distribution of Discounts & Premiums	2
Fees and Expenses	4
Industry Portfolios
Schedules of Investments
PowerShares Dynamic Banking Portfolio (PJB)	6
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	7
PowerShares Dynamic Building & Construction Portfolio (PKB)	8
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	10
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	11
PowerShares Dynamic Insurance Portfolio (PIC)	13
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	14
PowerShares Dynamic Media Portfolio (PBS)	15
PowerShares Dynamic Networking Portfolio (PXQ)	17
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	18
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	19
PowerShares Dynamic Retail Portfolio (PMR)	20
PowerShares Dynamic Semiconductors Portfolio (PSI)	22
PowerShares Dynamic Software Portfolio (PSJ)	23
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	42

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/2006	1,524	477	41	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/2005	1,853	587	44	4	1	0	1
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/2005	1,766	541	49	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/2005	1,766	696	23	6	1	1	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/2005	1,853	768	32	8	3	0	1
PIC	PowerShares Dynamic Insurance Portfolio	10/26/2005	1,766	684	30	16	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/2005	1,853	733	30	14	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/2005	1,853	758	33	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/2005	1,853	732	32	10	0	0	1
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/2005	1,766	661	52	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/2005	1,853	889	20	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/2005	1,766	663	33	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/2005	1,853	668	39	7	2	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/2005	1,853	845	28	12	5	2	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	906	72	6	0	1	1
PBE	1,137	67	11	1	0	0
PKB	1,084	64	8	0	1	0
PXE	984	43	7	1	1	2
PBJ	1,018	23	0	0	0	0
PIC	989	32	4	4	1	1
PEJ	1,051	21	2	0	0	2
PBS	1,015	36	3	0	0	1
PXQ	1,041	36	1	0	0	0
PXJ	1,004	25	5	1	1	0
PJP	912	18	2	0	0	1
PMR	1,022	37	2	0	0	0
PSI	1,093	33	3	2	0	2
PSJ	946	10	3	0	1	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commission. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$1,032.91	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,002.70	0.63%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,156.93	0.63%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,065.14	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,005.96	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,074.42	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$1,010.09	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,102.03	0.63%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$833.63	0.63%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Oil & Gas Services Portfolio
Actual	$1,000.00	$940.43	0.63%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Pharmaceuticals Portfolio
Actual	$1,000.00	$1,060.31	0.63%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$979.85	0.63%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$863.51	0.63%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,008.55	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value of the period, then multiplying the result by 184/365.

5

Portfolio Composition

PowerShares Dynamic Banking Portfolio (PJB)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Commercial Banks - Southern U.S.	31.1
Commercial Banks - Western U.S.	19.6
Super - Regional Banks - U.S.	19.5
Commercial Banks - Central U.S.	18.6
Commercial Banks - Eastern U.S.	5.6
Diversified Banking Institutions	5.6
Money Market Fund	0.6
Liabilities in excess of other assets	(0.6)

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—18.6%
10,588	BOK Financial Corp.	$620,986
14,466	Chemical Financial Corp.	340,240
16,212	Citizens Republic Bancorp, Inc.(a)	294,086
23,570	First Merchants Corp.	346,715
11,295	Great Southern Bancorp, Inc.	320,439
12,671	Heartland Financial USA, Inc.	363,658
		2,286,124
	Commercial Banks - Eastern U.S.—5.6%
48,004	CapitalSource, Inc.	379,712
47,681	First Commonwealth Financial Corp.	312,310
		692,022
	Commercial Banks - Southern U.S.—31.1%
22,514	BancorpSouth, Inc.	318,573
19,326	BB&T Corp.	559,488
9,650	Community Trust Bancorp, Inc.	327,328
10,532	Home BancShares, Inc.	364,829
17,339	Pinnacle Financial Partners, Inc.(a)	338,977
87,416	Regions Financial Corp.	569,952
18,189	Renasant Corp.	334,860
8,253	SCBT Financial Corp.	327,479
14,255	Simmons First National Corp., Class A	354,807
20,485	State Bank Financial Corp.	310,757
		3,807,050
	Commercial Banks - Western U.S.—19.6%
13,757	Banner Corp.	398,816
6,463	City National Corp.	330,259
27,771	CVB Financial Corp.	300,482
26,570	Hanmi Financial Corp.(a)	329,734
15,654	Sterling Financial Corp.	332,804
35,732	Western Alliance Bancorp(a)	366,610
53,013	Wilshire Bancorp, Inc.(a)	345,115
		2,403,820
Number of Shares		Value
	Common Stocks (Continued)
	Diversified Banking Institutions—5.6%
16,411	JPMorgan Chase & Co.	$684,010
	Super - Regional Banks - U.S.—19.5%
19,850	Comerica, Inc.	591,729
92,352	Huntington Bancshares, Inc.	590,129
18,245	U.S. Bancorp	605,917
17,912	Wells Fargo & Co.	603,455
		2,391,230
	Total Common Stocks (Cost $11,226,394)	12,264,256
	Money Market Fund—0.6%
73,128	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $73,128)	73,128
	Total Investments (Cost $11,299,522)—100.6%	12,337,384
	Liabilities in excess of other assets—(0.6)%	(77,598)
	Net Assets—100.0%	$12,259,786

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Biotechnology	64.1
Pharmaceuticals	14.8
Electronics	8.1
Healthcare - Products	7.9
Chemicals	5.1
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—64.1%
157,779	Acorda Therapeutics, Inc.(a)	$3,778,807
203,802	Affymax, Inc.(a)	4,644,648
61,651	Alexion Pharmaceuticals, Inc.(a)	5,572,017
78,761	Amgen, Inc.	6,816,371
45,089	Biogen Idec, Inc.(a)	6,232,202
78,036	Cubist Pharmaceuticals, Inc.(a)	3,347,744
244,756	Emergent Biosolutions, Inc.(a)	3,252,807
813,828	Exelixis, Inc.(a)	3,865,683
114,572	Gilead Sciences, Inc.(a)	7,694,655
157,073	Illumina, Inc.(a)	7,462,538
250,539	Immunogen, Inc.(a)	2,775,972
180,173	Incyte Corp., Ltd.(a)	2,875,561
138,538	Life Technologies Corp.(a)	6,775,894
255,511	Momenta Pharmaceuticals, Inc.(a)	3,239,879
144,268	Myriad Genetics, Inc.(a)	3,775,494
489,845	PDL BioPharma, Inc.	3,649,345
135,843	Seattle Genetics, Inc.(a)	3,417,810
66,616	United Therapeutics Corp.(a)	3,042,353
		82,219,780
	Chemicals—5.1%
93,054	Sigma-Aldrich Corp.	6,526,808
	Electronics—8.1%
67,125	FEI Co.	3,695,232
82,425	Waters Corp.(a)	6,743,189
		10,438,421
	Healthcare - Products—7.9%
297,709	Bruker Corp.(a)	3,599,302
186,415	Luminex Corp.(a)	2,997,553
52,578	Techne Corp.	3,541,654
		10,138,509
	Pharmaceuticals—14.8%
264,898	Isis Pharmaceuticals, Inc.(a)	2,291,368
420,194	Nektar Therapeutics(a)	3,781,746
Number of Shares		Value
	Common Stocks (Continued)
92,348	Neogen Corp.(a)	$3,951,571
239,871	Optimer Pharmaceuticals, Inc.(a)	2,288,369
53,874	Pharmacyclics, Inc.(a)	3,290,085
135,536	ViroPharma, Inc.(a)	3,422,284
		19,025,423
	Total Common Stocks (Cost $115,486,308)	128,348,941
	Money Market Fund—0.1%
166,849	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $166,849)	166,849
	Total Investments (Cost $115,653,157)—100.1%	128,515,790
	Liabilities in excess of other assets—(0.1)%	(197,440)
	Net Assets—100.0%	$128,318,350

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio (PKB)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Home Builders	25.3
Building Materials	16.4
Machinery - Diversified	8.1
Engineering & Construction	8.0
Retail	7.7
Miscellaneous Manufacturing	7.2
Distribution/Wholesale	5.4
Mining	5.2
Commercial Services	4.8
Metal Fabricate/Hardware	3.3
Forest Products & Paper	2.7
Oil & Gas Services	2.6
Environmental Control	2.4
Machinery - Construction & Mining	0.8
Money Market Fund	0.3
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Building Materials—16.4%
71,958	Apogee Enterprises, Inc.	$1,465,784
170,969	Headwaters, Inc.(a)	1,229,267
23,933	Lennox International, Inc.	1,197,847
84,716	Louisiana-Pacific Corp.(a)	1,337,666
36,979	Trex Co., Inc.(a)	1,292,046
29,584	Universal Forest Products, Inc.	1,138,984
		7,661,594
	Commercial Services—4.8%
86,629	Quanta Services, Inc.(a)	2,246,290
	Distribution/Wholesale—5.4%
40,406	Beacon Roofing Supply, Inc.(a)	1,306,730
28,858	Pool Corp.	1,215,499
		2,522,229
	Engineering & Construction—8.0%
58,642	AECOM Technology Corp.(a)	1,259,044
41,150	EMCOR Group, Inc.	1,323,384
41,964	KBR, Inc.	1,169,117
		3,751,545
	Environmental Control—2.4%
43,831	Tetra Tech, Inc.(a)	1,136,976
	Forest Products & Paper—2.7%
18,533	Deltic Timber Corp.	1,257,649
Number of Shares		Value
	Common Stocks (Continued)
	Home Builders—25.3%
109,477	D.R. Horton, Inc.	$2,294,638
64,106	Lennar Corp., Class A	2,402,052
32,780	MDC Holdings, Inc.	1,253,507
151,973	PulteGroup, Inc.(a)	2,635,212
169,693	Standard Pacific Corp.(a)	1,170,882
63,544	Toll Brothers, Inc.(a)	2,097,587
		11,853,878
	Machinery - Construction & Mining—0.8%
9,556	Hyster-Yale Materials Handling, Inc., Class B(a)	392,943
	Machinery - Diversified—8.1%
46,095	Babcock & Wilcox Co. (The)(a)	1,187,868
23,162	Cascade Corp.	1,505,299
22,103	NACCO Industries, Inc., Class A	1,119,296
		3,812,463
	Metal Fabricate/Hardware—3.3%
296,035	Mueller Water Products, Inc., Class A	1,542,342
	Mining—5.2%
53,412	Vulcan Materials Co.	2,455,350
	Miscellaneous Manufacturing—7.2%
20,788	A.O. Smith Corp.	1,263,287
44,456	Ingersoll-Rand PLC (Ireland)	2,090,765
		3,354,052

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Oil & Gas Services—2.6%
49,743	Thermon Group Holdings, Inc.(a)	$1,235,616
	Retail—7.7%
36,634	Home Depot, Inc. (The)	2,248,595
24,359	Lumber Liquidators Holdings, Inc.(a)	1,359,719
		3,608,314
	Total Common Stocks (Cost $40,206,995)	46,831,241
	Money Market Fund—0.3%
119,464	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $119,464)	119,464
	Total Investments (Cost $40,326,459)—100.2%	46,950,705
	Liabilities in excess of other assets—(0.2)%	(73,029)
	Net Assets—100.0%	$46,877,676

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Oil Companies - Integrated	35.8
Oil Companies - Exploration & Production	33.1
Oil Refining & Marketing	28.2
Gas - Distribution	2.9
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas - Distribution—2.9%
96,771	Questar Corp.	$1,958,645
	Oil Companies - Exploration & Production—33.1%
39,776	Clayton Williams Energy, Inc.(a)	1,684,514
34,418	Contango Oil & Gas Co.(a)	1,691,989
123,384	Denbury Resources, Inc.(a)	1,891,477
110,989	EPL Oil & Gas, Inc.(a)	2,401,802
37,438	Energen Corp.	1,746,483
428,525	Gran Tierra Energy, Inc. (Canada)(a)	2,176,907
41,217	Occidental Petroleum Corp.	3,254,494
81,225	Stone Energy Corp.(a)	1,916,098
98,061	Swift Energy Co.(a)	1,638,599
257,925	VAALCO Energy, Inc.(a)	2,107,247
110,732	W&T Offshore, Inc.	1,876,907
		22,386,517
	Oil Companies - Integrated—35.8%
31,240	Chevron Corp.	3,442,960
61,700	ConocoPhillips	3,569,345
40,136	Exxon Mobil Corp.	3,659,199
69,344	Hess Corp.	3,623,918
67,708	Marathon Petroleum Corp.	3,719,201
37,234	Murphy Oil Corp.	2,234,040
83,427	Phillips 66	3,934,417
		24,183,080
	Oil Refining & Marketing—28.2%
139,709	Alon USA Energy, Inc.	1,834,379
67,037	Calumet Specialty Products Partners LP	2,126,414
64,093	CVR Energy, Inc.(a)	2,355,418
72,780	Delek US Holdings, Inc.	1,874,085
47,437	HollyFrontier Corp.	1,832,491
104,439	Northern Tier Energy LP(a)	2,266,326
48,093	Tesoro Corp.	1,813,587
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
112,090	Valero Energy Corp.	$3,261,819
68,331	Western Refining, Inc.	1,699,392
		19,063,911
	Total Common Stocks and Other Equity Interests (Cost $63,913,914)	67,592,153
	Money Market Fund—0.0%
34,717	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $34,717)	34,717
	Total Investments (Cost $63,948,631)—100.0%	67,626,870
	Liabilities in excess of other assets—(0.0)%	(4,311)
	Net Assets—100.0%	$67,622,559

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Food - Miscellaneous/Diversified	21.4
Food - Retail	16.4
Beverages - Non-alcoholic	12.0
Retail - Restaurants	8.7
Food - Confectionery	7.6
Beverages - Wine/Spirits	5.4
Food - Wholesale/Distribution	5.4
Agricultural Operations	5.1
Vitamins & Nutrition Products	4.2
Food - Flour & Grain	2.9
Food - Dairy Products	2.8
Poultry	2.8
Brewery	2.7
Food - Baking	2.6
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Operations—5.1%
199,933	Archer-Daniels-Midland Co.	$5,366,202
	Beverages - Non-alcoholic—12.0%
143,000	Coca-Cola Co. (The)	5,316,740
49,503	Monster Beverage Corp.(a)	2,211,299
73,840	PepsiCo, Inc.	5,112,682
		12,640,721
	Beverages - Wine/Spirits—5.4%
49,986	Beam, Inc.	2,777,222
45,510	Brown-Forman Corp., Class B	2,915,371
		5,692,593
	Brewery—2.7%
65,496	Molson Coors Brewing Co., Class B	2,825,497
	Food - Baking—2.6%
141,269	Flowers Foods, Inc.	2,781,587
	Food - Confectionery—7.6%
74,467	Hershey Co. (The)	5,127,053
34,332	J.M. Smucker Co. (The)	2,940,192
		8,067,245
	Food - Dairy Products—2.8%
177,662	Dean Foods Co.(a)	2,991,828
	Food - Flour & Grain—2.9%
97,728	Post Holdings, Inc.(a)	3,083,318
Number of Shares		Value
	Common Stocks (Continued)
	Food - Miscellaneous/Diversified—21.4%
99,665	B&G Foods, Inc.	$3,016,860
72,603	Cal-Maine Foods, Inc.	3,131,367
135,983	General Mills, Inc.	5,450,199
42,284	Hain Celestial Group, Inc. (The)(a)	2,444,015
54,193	Ingredion, Inc.	3,330,702
196,875	Mondelez International, Inc., Class A	5,225,062
		22,598,205
	Food - Retail—16.4%
50,541	Fresh Market, Inc. (The)(a)	2,866,180
130,933	Kroger Co. (The)	3,302,130
186,403	Safeway, Inc.	3,040,233
69,210	Weis Markets, Inc.	2,848,684
55,279	Whole Foods Market, Inc.	5,236,580
		17,293,807
	Food - Wholesale/Distribution—5.4%
118,106	Fresh Del Monte Produce, Inc.	2,972,728
50,752	United Natural Foods, Inc.(a)	2,702,037
		5,674,765
	Poultry—2.8%
66,270	Sanderson Farms, Inc.	3,001,368
	Retail - Restaurants—8.7%
121,449	AFC Enterprises, Inc.(a)	3,075,089
56,655	Papa John's International, Inc.(a)	3,020,844
311,334	Sonic Corp.(a)	3,104,000
		9,199,933

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Vitamins & Nutrition Products—4.2%
72,933	Mead Johnson Nutrition Co.	$4,497,049
	Total Common Stocks (Cost $104,236,274)	105,714,118
	Money Market Fund—0.1%
66,216	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $66,216)	66,216
	Total Investments (Cost $104,302,490)—100.1%	105,780,334
	Liabilities in excess of other assets—(0.1)%	(71,508)
	Net Assets—100.0%	$105,708,826

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Dynamic Insurance Portfolio (PIC)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Multi-line Insurance	37.8
Property/Casualty Insurance	27.4
Life/Health Insurance	17.8
Reinsurance	13.8
Investment Management/Advisor Services	3.2
Money Market Fund	0.8
Liabilities in excess of other assets	(0.8)

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Investment Management/Advisor Services—3.2%
13,508	National Financial Partners Corp.(a)	$247,872
	Life/Health Insurance—17.8%
7,921	Aflac, Inc.	394,307
22,375	CNO Financial Group, Inc.	214,353
8,618	Lincoln National Corp.	213,640
6,826	Primerica, Inc.	192,903
7,085	Protective Life Corp.	193,421
16,292	Symetra Financial Corp.	194,689
		1,403,313
	Multi-line Insurance—37.8%
4,962	ACE Ltd.	390,261
9,813	Allstate Corp. (The)	392,324
10,654	American International Group, Inc.(a)	372,144
5,677	Assurant, Inc.	214,648
5,176	Cincinnati Financial Corp.	206,212
14,006	CNA Financial Corp.	411,496
10,718	MetLife, Inc.	380,382
9,038	United Fire Group, Inc.	214,833
15,823	XL Group PLC (Ireland)	391,461
		2,973,761
	Property/Casualty Insurance—27.4%
5,013	Arch Capital Group Ltd.(a)	221,324
4,950	Chubb Corp. (The)	381,051
10,621	Fidelity National Financial, Inc., Class A	227,396
10,342	First American Financial Corp.	235,280
6,050	HCC Insurance Holdings, Inc.	215,622
460	Markel Corp.(a)	217,092
4,121	Navigators Group, Inc. (The)(a)	218,743
2,243	ProAssurance Corp.	200,524
10,122	Stewart Information Services Corp.	236,045
		2,153,077
Number of Shares		Value
	Common Stocks (Continued)
	Reinsurance—13.8%
6,881	Aspen Insurance Holdings Ltd. (Bermuda)	$222,600
5,843	Axis Capital Holdings Ltd. (Bermuda)	211,634
1,929	Everest Re Group Ltd.	214,215
2,725	PartnerRe Ltd.	220,725
5,972	Validus Holdings Ltd.	213,798
		1,082,972
	Total Common Stocks (Cost $6,959,922)	7,860,995
	Money Market Fund—0.8%
64,254	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $64,254)	64,254
	Total Investments (Cost $7,024,176)—100.8%	7,925,249
	Liabilities in excess of other assets—(0.8)%	(62,851)
	Net Assets—100.0%	$7,862,398

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Retail	40.3
Media	27.9
Entertainment	14.4
Lodging	11.7
Internet	3.0
Leisure Time	2.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Entertainment—14.4%
31,843	Bally Technologies, Inc.(a)	$1,589,603
43,952	Cedar Fair LP	1,575,679
33,413	Madison Square Garden Co. (The), Class A(a)	1,375,279
43,911	Marriott Vacations Worldwide Corp.(a)	1,727,459
90,005	Multimedia Games Holding Co., Inc.(a)	1,431,079
		7,699,099
	Internet—3.0%
27,461	Expedia, Inc.	1,624,318
	Leisure Time—2.7%
76,445	Interval Leisure Group, Inc.	1,457,042
	Lodging—11.7%
68,624	Marriott International, Inc.	2,503,403
46,902	Starwood Hotels & Resorts Worldwide, Inc.	2,431,869
27,052	Wyndham Worldwide Corp.	1,363,421
		6,298,693
	Media—27.9%
47,149	Discovery Communications, Inc., Class A(a)	2,782,734
24,797	Liberty Media Corp., Class A(a)	2,769,081
23,864	Scripps Networks Interactive, Inc., Class A	1,449,022
62,231	Time Warner, Inc.	2,703,937
51,703	Viacom, Inc., Class B	2,650,813
52,269	Walt Disney Co. (The)	2,564,840
		14,920,427
	Retail—40.3%
58,716	AFC Enterprises, Inc.(a)	1,486,689
108,660	Bloomin' Brands, Inc.(a)	1,485,382
35,851	Bob Evans Farms, Inc.	1,364,848
40,929	Brinker International, Inc.	1,260,613
42,470	Cheesecake Factory, Inc. (The)	1,404,058
22,396	Cracker Barrel Old Country Store, Inc.	1,425,505
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,323	HSN, Inc.	$1,629,422
54,058	Jack in the Box, Inc.(a)	1,406,049
191,109	Krispy Kreme Doughnuts, Inc.(a)	1,419,940
9,106	Panera Bread Co., Class A(a)	1,535,636
27,392	Papa John's International, Inc.(a)	1,460,541
150,522	Sonic Corp.(a)	1,500,704
82,142	Texas Roadhouse, Inc.	1,337,272
40,578	Yum! Brands, Inc.	2,844,924
		21,561,583
	Total Common Stocks and Other Equity Interests (Cost $48,946,062)	53,561,162
	Money Market Fund—0.1%
59,476	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $59,476)	59,476
	Total Investments (Cost $49,005,538)—100.1%	53,620,638
	Liabilities in excess of other assets—(0.1)%	(74,369)
	Net Assets—100.0%	$53,546,269

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Dynamic Media Portfolio (PBS)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Multimedia	19.8
Cable/Satellite TV	18.6
Broadcast Services/Program	8.0
Television	7.0
Publishing - Books	5.7
Web Portals/ISP	5.7
Publishing - Newspapers	5.3
E-Commerce/Services	5.2
Advertising Sales	3.1
Retail - Discount	3.1
Radio	2.9
Commercial Services - Finance	2.8
Diversified Operations/Commercial Services	2.7
Printing - Commercial	2.7
Professional Sports	2.6
Advertising Agencies	2.5
Internet Application Software	2.3
Money Market Fund	5.9
Liabilities in excess of other assets	(5.9)

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—2.5%
78,149	Omnicom Group, Inc.	$3,744,119
	Advertising Sales—3.1%
121,212	Lamar Advertising Co., Class A(a)	4,757,571
	Broadcast Services/Program—8.0%
134,206	Discovery Communications, Inc., Class A(a)(b)	7,920,838
67,928	Scripps Networks Interactive, Inc., Class A	4,124,588
		12,045,426
	Cable/Satellite TV—18.6%
219,504	Comcast Corp., Class A	8,233,595
141,294	DIRECTV(a)	7,221,536
125,494	DISH Network Corp., Class A	4,471,351
82,861	Time Warner Cable, Inc.	8,212,354
		28,138,836
	Commercial Services - Finance—2.8%
29,164	Alliance Data Systems Corp.(a)	4,171,910
	Diversified Operations/Commercial Services—2.7%
196,116	Viad Corp.	4,159,620
Number of Shares		Value
	Common Stocks (Continued)
	E-Commerce/Services—5.2%
129,165	Ancestry.com, Inc.(a)	$4,081,614
77,441	IAC/InterActiveCorp.	3,744,272
		7,825,886
	Internet Application Software—2.3%
270,518	Bazaarvoice, Inc.(a)(b)	3,451,810
	Multimedia—19.8%
395,517	Demand Media, Inc.(a)	3,373,760
387,128	E.W. Scripps Co. (The), Class A(a)	4,107,428
314,661	News Corp., Class A	7,526,691
177,136	Time Warner, Inc.	7,696,559
148,777	Walt Disney Co. (The)	7,300,488
		30,004,926
	Printing - Commercial—2.7%
160,134	Valassis Communications, Inc.(a)	4,166,687
	Professional Sports—2.6%
95,108	Madison Square Garden Co. (The), Class A(a)	3,914,645
	Publishing - Books—5.7%
78,406	McGraw-Hill Cos., Inc. (The)	4,334,284
131,405	Scholastic Corp.	4,335,051
		8,669,335

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Publishing-Newspapers—5.3%
263,073	Gannett Co., Inc.	$4,445,934
436,835	New York Times Co. (The), Class A(a)	3,573,310
		8,019,244
	Radio—2.9%
1,586,768	Sirius XM Radio, Inc.(a)	4,442,951
	Retail - Discount—3.1%
89,152	HSN, Inc.(b)	4,637,687
	Television—7.0%
549,933	Belo Corp., Class A(b)	4,113,499
202,532	CBS Corp., Class B	6,562,037
		10,675,536
	Web Portals/ISP—5.7%
119,232	AOL, Inc.(a)	4,093,234
260,512	Blucora, Inc.(a)	4,571,986
		8,665,220
	Total Common Stocks (Cost $132,048,488)	151,491,409
	Money Market Fund—0.1%
107,614	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $107,614)	107,614
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $132,156,102)—100.1%	151,599,023
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—5.8%
8,854,000	Invesco Liquid Assets Portfolio—Institutional Class (Cost $8,854,000)(c)(d)	8,854,000
	Total Investments (Cost $141,010,102)—105.9%	160,453,023
	Liabilities in excess of other assets—(5.9)%	(8,991,876)
	Net Assets—100.0%	$151,461,147

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares Dynamic Networking Portfolio (PXQ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Telecommunications	40.5
Software	18.1
Semiconductors	13.2
Internet	9.3
Computers	7.8
Electrical Components & Equipment	5.9
Electronics	5.2
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Computers—7.8%
213,219	Brocade Communications Systems, Inc.(a)	$1,130,061
46,650	Fortinet, Inc.(a)	903,610
52,070	NetScout Systems, Inc.(a)	1,287,691
		3,321,362
	Electrical Components & Equipment—5.9%
36,233	Belden, Inc.	1,297,141
46,580	Molex, Inc.	1,209,683
		2,506,824
	Electronics—5.2%
37,247	Amphenol Corp., Class A	2,239,662
	Internet—9.3%
23,255	F5 Networks, Inc.(a)	1,918,072
23,834	Sourcefire, Inc.(a)	1,019,857
80,408	Websense, Inc.(a)	1,062,994
		4,000,923
	Semiconductors—13.2%
38,288	Cavium, Inc.(a)	1,270,396
180,536	Emulex Corp.(a)	1,256,531
101,617	QLogic Corp.(a)	953,167
36,891	QUALCOMM, Inc.	2,160,890
		5,640,984
	Software—18.1%
29,183	Citrix Systems, Inc.(a)	1,803,801
56,755	Infoblox, Inc. (a)	942,700
39,611	OPNET Technologies, Inc.	1,680,695
22,535	SolarWinds, Inc.(a)	1,140,046
25,464	VMware, Inc., Class A(a)	2,158,583
		7,725,825
Number of Shares		Value
	Common Stocks (Continued)
	Telecommunications—40.5%
60,950	ADTRAN, Inc.	$1,029,445
90,732	Arris Group, Inc.(a)	1,246,658
62,934	Aruba Networks, Inc.(a)	1,143,511
90,466	Ciena Corp.(a)	1,122,683
118,828	Cisco Systems, Inc.	2,036,712
270,607	Harmonic, Inc.(a)	1,174,434
130,001	Juniper Networks, Inc.(a)	2,154,117
56,264	LogMeIn, Inc.(a)	1,388,596
47,571	Motorola Solutions, Inc.	2,458,469
33,817	NETGEAR, Inc.(a)	1,200,842
58,361	Procera Networks, Inc.(a)	1,321,877
348,357	Tellabs, Inc.	1,017,202
		17,294,546
	Total Common Stocks (Cost $45,995,416)	42,730,126
	Money Market Fund—0.2%
108,726	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $108,726)	108,726
	Total Investments (Cost $46,104,142)—100.2%	42,838,852
	Liabilities in excess of other assets—(0.2)%	(95,401)
	Net Assets—100.0%	$42,743,451

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Oil - Field Services	47.9
Oil & Gas Drilling	22.2
Oil Field Machinery & Equipment	14.8
Seismic Data Collection	6.6
Transportation - Marine	2.9
Transportation - Services	2.9
Engineering/R&D Services	2.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Engineering/R&D Services—2.7%
296,747	McDermott International, Inc.(a)	$3,178,160
	Oil & Gas Drilling—22.2%
71,428	Atwood Oceanics, Inc.(a)	3,414,259
90,429	Diamond Offshore Drilling, Inc.	6,261,304
72,430	Helmerich & Payne, Inc.	3,462,154
223,816	Nabors Industries Ltd. (Bermuda)(a)	3,019,278
798,489	Parker Drilling Co.(a)	3,457,457
217,623	Patterson-UTI Energy, Inc.	3,521,140
83,100	Unit Corp.(a)	3,353,085
		26,488,677
	Oil Field Machinery & Equipment—14.8%
110,776	Cameron International Corp.(a)	5,609,697
47,194	Dril-Quip, Inc.(a)	3,268,656
279,435	Flotek Industries, Inc.(a)	3,104,523
76,911	National Oilwell Varco, Inc.	5,668,341
		17,651,217
	Oil - Field Services—47.9%
132,909	Baker Hughes, Inc.	5,578,191
297,813	Basic Energy Services, Inc.(a)	3,094,277
164,219	C&J Energy Services, Inc.(a)	3,182,564
27,055	Core Laboratories NV (Netherlands)	2,804,521
179,758	Exterran Holdings, Inc.(a)	3,591,565
185,000	Halliburton Co.	5,973,650
187,610	Helix Energy Solutions Group, Inc.(a)	3,243,777
417,920	Key Energy Services, Inc.(a)	2,733,197
480,482	Newpark Resources, Inc.(a)	3,262,473
113,193	Oceaneering International, Inc.	5,923,390
42,248	Oil States International, Inc.(a)	3,088,329
269,854	RPC, Inc.	3,092,527
83,733	Schlumberger Ltd.	5,821,955
515,348	Weatherford International Ltd. (Switzerland)(a)	5,823,432
		57,213,848
Number of Shares		Value
	Common Stocks (Continued)
	Seismic Data Collection—6.6%
72,186	Geospace Technologies Corp.(a)	$4,672,600
506,240	ION Geophysical Corp.(a)	3,270,310
		7,942,910
	Transportation - Marine—2.9%
111,756	Teekay Corp. (Bahamas)	3,420,851
	Transportation - Services—2.9%
70,501	Bristow Group, Inc.	3,519,410
	Total Common Stocks (Cost $135,260,205)	119,415,073
	Money Market Fund—0.1%
106,682	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $106,682)	106,682
	Total Investments (Cost $135,366,887)—100.1%	119,521,755
	Liabilities in excess of other assets—(0.1)%	(89,814)
	Net Assets—100.0%	$119,431,941

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Medical - Drugs	57.3
Medical - Biomedical/Genetics	21.5
Medical - Generic Drugs	11.3
Therapeutics	4.0
Consumer Products - Miscellaneous	3.0
Medical Products	2.9
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—3.0%
558,100	Prestige Brands Holdings, Inc.(a)	$9,705,359
	Medical Products—2.9%
152,743	Baxter International, Inc.	9,566,294
	Medical - Biomedical/Genetics—21.5%
195,808	Amgen, Inc.	16,946,203
61,142	Biogen Idec, Inc.(a)	8,451,047
124,419	Celgene Corp.(a)	9,122,401
284,840	Gilead Sciences, Inc.(a)	19,129,854
348,894	Medicines Co. (The)(a)	7,647,757
749,423	Spectrum Pharmaceuticals, Inc.(a)	8,363,561
		69,660,823
	Medical - Drugs—57.3%
250,723	Abbott Laboratories	16,427,371
647,623	Akorn, Inc.(a)	7,777,952
104,068	Allergan, Inc.	9,357,795
384,684	Auxilium Pharmaceuticals, Inc.(a)	7,878,328
497,800	Bristol-Myers Squibb Co.	16,551,850
365,894	Eli Lilly & Co.	17,793,425
281,684	Endo Health Solutions, Inc.(a)	8,073,063
258,377	Forest Laboratories, Inc.(a)	8,709,889
251,140	Hi-Tech Pharmacal Co., Inc.(a)	7,873,239
243,695	Johnson & Johnson	17,258,480
284,004	Medicis Pharmaceutical Corp., Class A	12,328,614
381,703	Merck & Co., Inc.	17,417,108
688,699	Pfizer, Inc.	17,127,944
203,891	Salix Pharmaceuticals Ltd.(a)	7,959,905
1,450,340	Santarus, Inc.(a)	13,241,604
		185,776,567
	Medical - Generic Drugs—11.3%
378,672	Impax Laboratories, Inc.(a)	8,046,780
380,276	Mylan, Inc.(a)	9,636,194
Number of Shares		Value
	Common Stocks (Continued)
81,506	Perrigo Co.	$9,374,005
110,180	Watson Pharmaceuticals, Inc.(a)	9,469,971
		36,526,950
	Therapeutics—4.0%
206,334	Questcor Pharmaceuticals, Inc.	5,257,390
658,084	Warner Chilcott PLC, Class A (Ireland)	7,620,613
		12,878,003
	Total Common Stocks (Cost $294,336,096)	324,113,996
	Money Market Fund—0.0%
38,637	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $38,637)	38,637
	Total Investments (Cost $294,374,733)—100.0%	324,152,633
	Other assets less liabilities—0.0%	71,764
	Net Assets—100.0%	$324,224,397

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Retail Portfolio (PMR)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Retail - Apparel/Shoe	37.7
Food - Retail	13.7
Retail - Discount	10.1
Retail - Regional Department Store	5.9
Rental Auto/Equipment	5.4
Retail - Drug Store	5.1
Retail - Major Department Store	4.5
Transportation - Equipment & Leasing	3.4
Retail - Building Products	3.2
Distribution/Wholesale	3.1
Retail - Appliances	3.0
Retail - Sporting Goods	2.5
Retail - Video Rental	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Distribution/Wholesale—3.1%
48,801	Beacon Roofing Supply, Inc.(a)	$1,578,224
	Food - Retail—13.7%
23,792	Fresh Market, Inc. (The)(a)	1,349,244
112,999	Kroger Co. (The)	2,849,835
87,748	Safeway, Inc.	1,431,170
32,580	Weis Markets, Inc.	1,340,993
		6,971,242
	Rental Auto/Equipment—5.4%
45,974	Aaron's, Inc.	1,417,378
38,924	Rent-A-Center, Inc.	1,297,337
		2,714,715
	Retail - Apparel/Shoe—37.7%
65,906	American Eagle Outfitters, Inc.	1,375,458
38,596	ANN, Inc.(a)	1,357,035
91,489	Brown Shoe Co., Inc.	1,443,696
46,757	Cato Corp. (The), Class A	1,326,964
72,505	Chico's FAS, Inc.	1,348,593
39,724	Foot Locker, Inc.	1,330,754
38,868	Francesca's Holdings Corp.(a)	1,147,772
70,286	Gap, Inc. (The)	2,510,616
145,317	Hot Topic, Inc.	1,249,726
51,803	Limited Brands, Inc.	2,480,846
36,387	Ross Stores, Inc.	2,217,788
36,581	Urban Outfitters, Inc.(a)	1,308,137
		19,097,385
Number of Shares		Value
	Common Stocks (Continued)
	Retail - Appliances—3.0%
59,294	Conn's, Inc.(a)	$1,501,917
	Retail - Building Products—3.2%
29,431	Lumber Liquidators Holdings, Inc.(a)	1,642,838
	Retail - Discount—10.1%
25,724	Costco Wholesale Corp.	2,532,013
34,678	Wal-Mart Stores, Inc.	2,601,544
		5,133,557
	Retail - Drug Store—5.1%
55,272	CVS Caremark Corp.	2,564,621
	Retail - Major Department Store—4.5%
54,982	TJX Cos., Inc. (The)	2,288,901
	Retail - Regional Department Store—5.9%
18,291	Dillard's, Inc., Class A	1,408,407
64,111	Stage Stores, Inc.	1,570,720
		2,979,127
	Retail - Sporting Goods—2.5%
23,661	Hibbett Sports, Inc.(a)	1,277,457
	Retail - Video Rental—2.5%
26,863	Coinstar, Inc.(a)	1,260,949

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Transportation - Equipment &Leasing—3.4%
14,759	AMERCO	$1,705,255
	Total Common Stocks (Cost $49,544,070)	50,716,188
	Money Market Fund—0.1%
64,321	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $64,321)	64,321
	Total Investments (Cost $49,608,391)—100.2%	50,780,509
	Liabilities in excess of other assets—(0.2)%	(82,231)
	Net Assets—100.0%	$50,698,278

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio (PSI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Electronic Components - Semiconductors	40.0
Semiconductor Components - Integrated Circuits	26.6
Semiconductor Equipment	23.6
Lasers - Systems/Components	4.2
Computers - Memory Devices	2.9
Power Conversion/Supply Equipment	2.7
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Computers - Memory Devices—2.9%
42,254	Spansion, Inc., Class A(a)	$468,597
	Electronic Components - Semiconductors—40.0%
129,828	Advanced Micro Devices, Inc.(a)	266,147
102,976	Amkor Technology, Inc.(a)	444,856
88,759	Entropic Communications, Inc.(a)	426,931
33,261	Fairchild Semiconductor International, Inc.(a)	391,149
35,604	Intel Corp.	769,937
61,997	LSI Corp.(a)	424,680
13,898	Microchip Technology, Inc.	435,702
77,771	Micron Technology, Inc.(a)	421,908
22,401	Monolithic Power Systems, Inc.(a)	435,251
63,014	NVIDIA Corp.(a)	754,278
12,630	Silicon Laboratories, Inc.(a)	510,505
15,856	Skyworks Solutions, Inc.(a)	371,030
26,074	Xilinx, Inc.	854,184
		6,506,558
	Lasers-Systems/Components—4.2%
8,518	Cymer, Inc.(a)	678,800
	Power Conversion/SupplyEquipment—2.7%
37,820	Advanced Energy Industries, Inc.(a)	446,654
	Semiconductor Components - Integrated Circuits—26.6%
22,249	Analog Devices, Inc.	870,158
11,590	Cirrus Logic, Inc.(a)	472,408
26,773	Linear Technology Corp.	836,924
32,579	Maxim Integrated Products, Inc.	896,737
14,387	QUALCOMM, Inc.	842,719
86,864	TriQuint Semiconductor, Inc.(a)	408,261
		4,327,207
Number of Shares		Value
	Common Stocks (Continued)
	Semiconductor Equipment—23.6%
54,944	Entegris, Inc.(a)	$451,090
17,229	KLA-Tencor Corp.	801,493
42,626	Kulicke & Soffa Industries, Inc.(a)	437,343
35,748	Magnachip Semiconductor Corp.(a)	402,165
17,815	MKS Instruments, Inc.	420,968
30,919	Teradyne, Inc.(a)	452,036
14,644	Ultratech, Inc.(a)	452,646
14,080	Veeco Instruments, Inc.(a)	432,256
		3,849,997
	Total Common Stocks (Cost $17,494,749)	16,277,813
	Money Market Fund—0.5%
70,840	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $70,840)	70,840
	Total Investments (Cost $17,565,589)—100.5%	16,348,653
	Liabilities in excess of other assets—(0.5)%	(76,494)
	Net Assets—100.0%	$16,272,159

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Dynamic Software Portfolio (PSJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2012 (Unaudited)

Enterprise Software/Services	13.5
Medical Information Systems	12.8
Computers - Integrated Systems	10.9
Electronic Design Automation	10.9
Telecommunication Services	8.2
Applications Software	7.4
Computer Services	6.8
Data Processing/Management	6.1
Electronic Forms	5.9
Satellite Telecom	3.4
Computer Aided Design	3.0
Human Resources	3.0
Finance - Mortgage Loan/Banker	2.9
Communications Software	2.7
Commercial Services - Finance	2.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Applications Software—7.4%
87,929	Microsoft Corp.	$2,509,054
91,245	Tangoe, Inc.(a)	1,178,886
		3,687,940
	Commercial Services - Finance—2.5%
52,660	Lender Processing Services, Inc.	1,269,633
	Communications Software—2.7%
26,935	SolarWinds, Inc.(a)	1,362,642
	Computer Aided Design—3.0%
60,630	Aspen Technology, Inc.(a)	1,502,411
	Computer Services—6.8%
29,052	DST Systems, Inc.	1,657,126
29,224	Manhattan Associates, Inc.(a)	1,753,440
		3,410,566
	Computers - Integrated Systems—10.9%
39,994	Jack Henry & Associates, Inc.	1,519,772
62,239	NetScout Systems, Inc.(a)	1,539,170
35,480	Teradata Corp.(a)	2,423,639
		5,482,581
	Data Processing/Management—6.1%
69,692	CSG Systems International, Inc.(a)	1,436,352
34,609	Fair Isaac Corp.	1,612,780
		3,049,132
Number of Shares		Value
	Common Stocks (Continued)
	Electronic Design Automation—10.9%
111,982	Cadence Design Systems, Inc.(a)	$1,417,692
89,423	Mentor Graphics Corp.(a)	1,387,845
82,046	Synopsys, Inc.(a)	2,641,881
		5,447,418
	Electronic Forms—5.9%
86,664	Adobe Systems, Inc.(a)	2,946,576
	Enterprise Software/Services—13.5%
104,110	CA, Inc.	2,344,557
20,417	Concur Technologies, Inc.(a)	1,352,218
51,775	Guidewire Software, Inc.(a)	1,586,386
14,902	Ultimate Software Group, Inc. (The)(a)	1,510,467
		6,793,628
	Finance - Mortgage Loan/Banker—2.9%
57,360	Ellie Mae, Inc.(a)	1,434,000
	Human Resources—3.0%
32,246	Kenexa Corp.(a)	1,482,026
	Medical Information Systems—12.8%
140,778	Allscripts Healthcare Solutions, Inc.(a)	1,818,852
37,052	Cerner Corp.(a)	2,822,992
42,137	Medidata Solutions, Inc.(a)	1,770,596
		6,412,440

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Satellite Telecom—3.4%
55,094	GeoEye, Inc.(a)	$1,728,299
	Telecommunication Services—8.2%
84,056	Amdocs Ltd. (Guernsey)	2,779,732
159,630	Premiere Global Services, Inc.(a)	1,356,855
		4,136,587
	Total Common Stocks (Cost $46,396,344)	50,145,879
	Money Market Fund—0.2%
79,398	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $79,398)	79,398
	Total Investments (Cost $46,475,742)—100.2%	50,225,277
	Liabilities in excess of other assets—(0.2)%	(87,935)
	Net Assets—100.0%	$50,137,342

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

24

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Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

		PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
ASSETS:
Unaffiliated investments, at value(a)		$12,337,384	$128,515,790	$46,950,705	$67,626,870	$105,780,334	$7,925,249	$53,620,638
Affiliated investments, at value		—	—	—	—	—	—	—
Total investments, at value		12,337,384	128,515,790	46,950,705	67,626,870	105,780,334	7,925,249	53,620,638
Receivables:
Expense waivers		14,420	—	3,593	3,506	890	15,179	4,230
Dividends		3,865	19	10,274	69,580	55,569	700	24,520
Investments sold		—	—	—	41,563	—	—	—
Shares sold		—	—	1,644,831	—	—	—	—
Total Assets		12,355,669	128,515,809	48,609,403	67,741,519	105,836,793	7,941,128	53,649,388
LIABILITIES:
Payables:
Shares repurchased		—	—	1,629,476	—	—	—	—
Collateral upon return of securities loaned		—	—	—	—	—	—	—
Expenses recaptured		—	2,392	—	—	—	—	—
Accrued advisory fees		10,522	58,093	18,041	29,481	46,228	6,444	22,740
Accrued expenses		85,361	136,974	84,210	89,479	81,739	72,286	80,379
Total Liabilities		95,883	197,459	1,731,727	118,960	127,967	78,730	103,119
NET ASSETS		$12,259,786	$128,318,350	$46,877,676	$67,622,559	$105,708,826	$7,862,398	$53,546,269
NET ASSETS CONSIST OF:
Shares of beneficial interest		$62,647,876	$265,437,610	$56,752,809	$103,148,153	$137,953,170	$19,852,265	$64,610,474
Undistributed net investment income (loss)		35,990	(258,935)	211,618	63,145	(139,167)	3,385	59,403
Undistributed net realized loss		(51,461,942)	(149,722,958)	(16,710,997)	(39,266,978)	(33,583,021)	(12,894,325)	(15,738,708)
Net unrealized appreciation (depreciation)		1,037,862	12,862,633	6,624,246	3,678,239	1,477,844	901,073	4,615,100
Net Assets		$12,259,786	$128,318,350	$46,877,676	$67,622,559	$105,708,826	$7,862,398	$53,546,269
Shares outstanding (unlimited amount authorized, $0.01 par value)		900,000	5,750,000	2,850,000	2,600,000	5,350,000	450,000	2,400,000
Net asset value		$13.62	$22.32	$16.45	$26.01	$19.76	$17.47	$22.31
Share price		$13.61	$22.29	$16.46	$25.98	$19.77	$17.46	$22.29
Unaffiliated investments, at cost		$11,299,522	$115,653,157	$40,326,459	$63,948,631	$104,302,490	$7,024,176	$49,005,538
Affiliated investments, at cost		—	—	—	—	—	—	—
Total investments, at cost		$11,299,522	$115,653,157	$40,326,459	$63,948,631	$104,302,490	$7,024,176	$49,005,538
(a)Includes securities on loan with an	aggregate value of	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

26

		PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
ASSETS:
Unaffiliated investments, at value(a)		$151,599,023	$42,838,852	$119,521,755	$324,152,633	$50,780,509	$16,348,653	$50,225,277
Affiliated investments, at value		8,854,000	—	—	—	—	—	—
Total investments, at value		160,453,023	42,838,852	119,521,755	324,152,633	50,780,509	16,348,653	50,225,277
Receivables:
Expense waivers		—	5,984	649	—	4,749	6,807	4,439
Dividends		22,519	5,500	85,580	332,307	9,925	11	11,651
Investments sold		—	—	—	—	—	—	—
Shares sold		—	—	—	—	—	—	—
Total Assets		160,475,542	42,850,336	119,607,984	324,484,940	50,795,183	16,355,471	50,241,367
LIABILITIES:
Payables:
Shares repurchased		—	—	—	—	—	—	—
Collateral upon return of securities loaned		8,854,000	—	—	—	—	—	—
Expenses recaptured		2,198	—	—	14,578	—	—	—
Accrued advisory fees		65,199	18,699	52,652	140,132	21,718	6,918	21,525
Accrued expenses		92,998	88,186	123,391	105,833	75,187	76,394	82,500
Total Liabilities		9,014,395	106,885	176,043	260,543	96,905	83,312	104,025
NET ASSETS		$151,461,147	$42,743,451	$119,431,941	$324,224,397	$50,698,278	$16,272,159	$50,137,342
NET ASSETS CONSIST OF:
Shares of beneficial interest		$165,141,932	$75,763,954	$328,578,137	$311,608,708	$60,377,660	$69,199,877	$66,744,196
Undistributed net investment income (loss)		(59,822)	(46,706)	90,065	2,275,653	359,464	46,834	(65,772)
Undistributed net realized loss		(33,063,884)	(29,708,507)	(193,391,129)	(19,437,864)	(11,210,964)	(51,757,616)	(20,290,617)
Net unrealized appreciation (depreciation)		19,442,921	(3,265,290)	(15,845,132)	29,777,900	1,172,118	(1,216,936)	3,749,535
Net Assets		$151,461,147	$42,743,451	$119,431,941	$324,224,397	$50,698,278	$16,272,159	$50,137,342
Shares outstanding (unlimited amount authorized, $0.01 par value)		9,300,000	1,850,000	6,200,000	9,600,000	2,000,000	1,200,000	1,850,000
Net asset value		$16.29	$23.10	$19.26	$33.77	$25.35	$13.56	$27.10
Share price		$16.30	$23.05	$19.26	$33.77	$25.36	$13.55	$27.08
Unaffiliated investments, at cost		$132,156,102	$46,104,142	$135,366,887	$294,374,733	$49,608,391	$17,565,589	$46,475,742
Affiliated investments, at cost		8,854,000	—	—	—	—	—	—
Total investments, at cost		$141,010,102	$46,104,142	$135,366,887	$294,374,733	$49,608,391	$17,565,589	$46,475,742
(a)Includes securities on loan with an	aggregate value of	$8,731,724	$—	$—	$—	$—	$—	$—

27

Statements of Operations

Six Months Ended October 31, 2012 (Unaudited)

	PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
INVESTMENT INCOME:
Unaffiliated dividend income	$131,283	$302,481	$121,553	$602,208	$1,078,648	$61,390	$266,831
Securities lending income	—	—	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	131,283	302,481	121,553	602,208	1,078,648	61,390	266,831
EXPENSES:
Advisory fees	31,238	341,223	78,035	157,595	343,675	18,449	144,388
Accounting & administration fees	34,649	34,649	34,649	34,649	34,649	34,649	34,649
Professional fees	13,309	15,553	13,501	14,584	16,565	13,241	13,951
Custodian & transfer agent fees	3,598	4,121	5	3,850	3,275	3,250	2,705
Sub-licensing	3,124	20,470	4,682	9,456	20,620	1,107	8,663
Trustees fees	2,300	3,873	2,438	2,676	4,880	2,246	2,865
Recapture (Note 3)	—	—	—	—	—	—	—
Other expenses	4,244	18,196	5,999	9,806	11,193	3,916	7,522
Total Expenses	92,462	438,085	139,309	232,616	434,857	76,858	214,743
Waivers	(51,853)	(8,157)	(40,985)	(34,046)	(1,827)	(53,612)	(32,815)
Net Expenses	40,609	429,928	98,324	198,570	433,030	23,246	181,928
Net Investment Income (Loss)	90,674	(127,447)	23,229	403,638	645,618	38,144	84,903
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(101,294)	(7,495,278)	(1,089,830)	(4,693,429)	(5,603,898)	(256,867)	(1,877,531)
In-kind redemptions	709,878	13,335,566	2,756,633	3,883,715	10,622,212	331,948	4,989,733
Net realized gain (loss)	608,584	5,840,288	1,666,803	(809,714)	5,018,314	75,081	3,112,202
Net change in unrealized appreciation (depreciation) on investment securities	(349,674)	(5,346,682)	2,880,189	3,587,029	(5,058,676)	432,614	(3,148,235)
Net realized and unrealized gain (loss)	258,910	493,606	4,546,992	2,777,315	(40,362)	507,695	(36,033)
Net increase (decrease) in net assets resulting from operations	$349,584	$366,159	$4,570,221	$3,180,953	$605,256	$545,839	$48,870

See Notes to Financial Statements.

28

	PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
INVESTMENT INCOME:
Unaffiliated dividend income	$783,576	$177,825	$542,417	$4,077,515	$591,775	$117,071	$148,551
Securities lending income	24,208	—	—	—	—	—	—
Foreign withholding tax	—	—	(3,084)	—	—	—	—
Total Income	807,784	177,825	539,333	4,077,515	591,775	117,071	148,551
EXPENSES:
Advisory fees	346,132	143,387	328,551	736,746	149,193	46,907	124,143
Accounting & administration fees	34,649	34,649	34,515	34,696	34,649	34,649	34,649
Professional fees	15,527	15,079	16,370	16,188	14,076	13,509	13,928
Custodian & transfer agent fees	5,044	2,334	4,727	8,422	3,728	3,098	2,925
Sub-licensing	20,768	8,603	19,713	44,204	8,951	2,812	7,449
Trustees fees	3,612	2,618	3,035	5,748	2,992	2,304	2,643
Recapture (Note 3)	—	—	—	70,648	—	—	—
Other expenses	11,833	13,634	19,478	11,647	4,526	5,710	8,491
Total Expenses	437,565	220,304	426,389	928,299	218,115	108,989	194,228
Waivers	(1,435)	(39,637)	(12,414)	—	(30,132)	(49,887)	(37,807)
Net Expenses	436,130	180,667	413,975	928,299	187,983	59,102	156,421
Net Investment Income (Loss)	371,654	(2,842)	125,358	3,149,216	403,792	57,969	(7,870)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(5,646,183)	(8,794,697)	(13,511,303)	(487,850)	(3,351,684)	(1,484,719)	(1,767,002)
In-kind redemptions	9,534,869	1,638,748	3,368,550	11,033,226	5,233,896	1,203,150	3,374,327
Net realized gain (loss)	3,888,686	(7,155,949)	(10,142,753)	10,545,376	1,882,212	(281,569)	1,607,325
Net change in unrealized appreciation (depreciation) on investment securities	8,801,859	(5,172,026)	566,206	1,353,316	(4,568,731)	(2,463,453)	(1,171,811)
Net realized and unrealized gain (loss)	12,690,545	(12,327,975)	(9,576,547)	11,898,692	(2,686,519)	(2,745,022)	435,514
Net increase (decrease) in net assets resulting from operations	$13,062,199	$(12,330,817)	$(9,451,189)	$15,047,908	$(2,282,727)	$(2,687,053)	$427,644
29

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio (PJB)		PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$90,674	$199,911	$(127,447)	$(342,468)	$23,229	$35,289
Net realized gain (loss)	608,584	(1,934,482)	5,840,288	7,311,922	1,666,803	1,884,261
Net change in unrealized appreciation (depreciation)	(349,674)	1,742,605	(5,346,682)	(24,826,945)	2,880,189	(2,989,304)
Net increase (decrease) in net assets resulting from operations	349,584	8,034	366,159	(17,857,491)	4,570,221	(1,069,754)
Undistributed net investment income (loss) included in the price of units issued and redeemed	20,767	57,154	10,403	116,365	211,665	57,393
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,692)	(309,670)	—	—	(20,992)	(32,808)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,068,678	13,077,022	47,187,594	69,294,542	25,406,899	29,766,601
Value of shares repurchased	(10,345,468)	(19,608,702)	(56,138,231)	(132,087,390)	(13,678,810)	(38,267,870)
Net income (loss) equalization	(20,767)	(57,154)	(10,403)	(116,365)	(211,665)	(57,393)
Net increase (decrease) in net assets resulting from shares transactions	(1,297,557)	(6,588,834)	(8,961,040)	(62,909,213)	11,516,424	(8,558,662)
Increase (Decrease) in Net Assets	(1,026,898)	(6,833,316)	(8,584,478)	(80,650,339)	16,277,318	(9,603,831)
NET ASSETS:
Beginning of period	13,286,684	20,120,000	136,902,828	217,553,167	30,600,358	40,204,189
End of period	$12,259,786	$13,286,684	$128,318,350	$136,902,828	$46,877,676	$30,600,358
Undistributed net investment income (loss) at end of period	$35,990	$24,241	$(258,935)	$(141,891)	$211,618	$(2,284)
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	1,150,000	2,100,000	3,200,000	1,700,000	2,300,000
Shares repurchased	(800,000)	(1,700,000)	(2,500,000)	(6,450,000)	(1,000,000)	(3,000,000)
Shares outstanding, beginning of period	1,000,000	1,550,000	6,150,000	9,400,000	2,150,000	2,850,000
Shares outstanding, end of period	900,000	1,000,000	5,750,000	6,150,000	2,850,000	2,150,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Insurance Portfolio (PIC)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$403,638	$627,416	$645,618	$2,342,865	$38,144	$118,040
Net realized gain (loss)	(809,714)	10,819,779	5,018,314	(9,088,202)	75,081	(133,182)
Net change in unrealized appreciation (depreciation)	3,587,029	(23,953,564)	(5,058,676)	(3,120,021)	432,614	(527,154)
Net increase (decrease) in net assets resulting from operations	3,180,953	(12,506,369)	605,256	(9,865,358)	545,839	(542,296)
Undistributed net investment income (loss) included in the price of units issued and redeemed	23,544	1,590	(350,923)	372,016	—	4,361
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(401,902)	(1,050,119)	(879,032)	(2,109,710)	(44,663)	(153,638)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,456,328	59,036,092	45,832,171	464,466,696	3,178,259	6,341,936
Value of shares repurchased	(24,204,846)	(96,863,044)	(108,888,480)	(375,333,878)	(3,178,259)	(7,736,667)
Net income (loss) equalization	(23,544)	(1,590)	350,923	(372,016)	—	(4,361)
Net increase (decrease) in net assets resulting from shares transactions	(2,772,062)	(37,828,542)	(62,705,386)	88,760,802	—	(1,399,092)
Increase (Decrease) in Net Assets	30,533	(51,383,440)	(63,330,085)	77,157,750	501,176	(2,090,665)
NET ASSETS:
Beginning of period	67,592,026	118,975,466	169,038,911	91,881,161	7,361,222	9,451,887
End of period	$67,622,559	$67,592,026	$105,708,826	$169,038,911	$7,862,398	$7,361,222
Undistributed net investment income (loss) at end of period	$63,145	$37,865	$(139,167)	$445,170	$3,385	$9,904
CHANGES IN SHARES OUTSTANDING:
Shares sold	850,000	2,450,000	2,300,000	23,600,000	200,000	400,000
Shares repurchased	(1,000,000)	(4,000,000)	(5,500,000)	(19,700,000)	(200,000)	(500,000)
Shares outstanding, beginning of period	2,750,000	4,300,000	8,550,000	4,650,000	450,000	550,000
Shares outstanding, end of period	2,600,000	2,750,000	5,350,000	8,550,000	450,000	450,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)		PowerShares Dynamic Networking Portfolio (PXQ)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$84,903	$399,365	$371,654	$796,986	$(2,842)	$(248,164)
Net realized gain (loss)	3,112,202	331,116	3,888,686	(2,214,168)	(7,155,949)	(2,942,344)
Net change in unrealized appreciation (depreciation)	(3,148,235)	1,597,276	8,801,859	(8,907,435)	(5,172,026)	(16,251,583)
Net increase (decrease) in net assets resulting from operations	48,870	2,327,757	13,062,199	(10,324,617)	(12,330,817)	(19,442,091)
Undistributed net investment income (loss) included in the price of units issued and redeemed	73,571	155,093	10,932	56,706	28,834	332,128
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(251,640)	(312,008)	(538,620)	(855,476)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	44,174,021	72,272,447	62,727,220	112,819,604	3,666,178	31,046,696
Value of shares repurchased	(48,103,524)	(77,542,805)	(61,764,324)	(120,546,328)	(30,330,568)	(102,157,431)
Net income (loss) equalization	(73,571)	(155,093)	(10,932)	(56,706)	(28,834)	(332,128)
Net increase (decrease) in net assets resulting from shares transactions	(4,003,074)	(5,425,451)	951,964	(7,783,430)	(26,693,224)	(71,442,863)
Increase (Decrease) in Net Assets	(4,132,273)	(3,254,609)	13,486,475	(18,906,817)	(38,995,207)	(90,552,826)
NET ASSETS:
Beginning of period	57,678,542	60,933,151	137,974,672	156,881,489	81,738,658	172,291,484
End of period	$53,546,269	$57,678,542	$151,461,147	$137,974,672	$42,743,451	$81,738,658
Undistributed net investment income (loss) at end of period	$59,403	$152,569	$(59,822)	$96,212	$(46,706)	$(72,698)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,050,000	3,650,000	4,100,000	7,900,000	150,000	1,150,000
Shares repurchased	(2,250,000)	(4,200,000)	(4,100,000)	(8,650,000)	(1,250,000)	(4,100,000)
Shares outstanding, beginning of period	2,600,000	3,150,000	9,300,000	10,050,000	2,950,000	5,900,000
Shares outstanding, end of period	2,400,000	2,600,000	9,300,000	9,300,000	1,850,000	2,950,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)		PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$125,358	$(55,412)	$3,149,216	$1,421,705	$403,792	$273,269
Net realized gain (loss)	(10,142,753)	23,744,693	10,545,376	15,225,649	1,882,212	2,401,127
Net change in unrealized appreciation (depreciation)	566,206	(87,288,071)	1,353,316	18,639,753	(4,568,731)	4,319,623
Net increase (decrease) in net assets resulting from operations	(9,451,189)	(63,598,790)	15,047,908	35,287,107	(2,282,727)	6,994,019
Undistributed net investment income (loss) included in the price of units issued and redeemed	(22,189)	(39,495)	70,587	(266,249)	159,097	(486,643)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(18,614)	(1,339,128)	(1,193,747)	(273,070)	(208,592)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	69,674,533	172,404,147	86,009,999	296,418,279	45,127,936	170,377,995
Value of shares repurchased	(88,276,138)	(271,274,105)	(45,879,728)	(147,732,745)	(68,516,990)	(113,650,528)
Net income (loss) equalization	22,189	39,495	(70,587)	266,249	(159,097)	486,643
Net increase (decrease) in net assets resulting from shares transactions	(18,579,416)	(98,830,463)	40,059,684	148,951,783	(23,548,151)	57,214,110
Increase (Decrease) in Net Assets	(28,052,794)	(162,487,362)	53,839,051	182,778,894	(25,944,851)	63,512,894
NET ASSETS:
Beginning of period	147,484,735	309,972,097	270,385,346	87,606,452	76,643,129	13,130,235
End of period	$119,431,941	$147,484,735	$324,224,397	$270,385,346	$50,698,278	$76,643,129
Undistributed net investment income (loss) at end of period	$90,065	$(13,104)	$2,275,653	$394,978	$359,464	$69,645
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,550,000	8,100,000	2,600,000	10,800,000	1,800,000	7,600,000
Shares repurchased	(4,550,000)	(12,650,000)	(1,450,000)	(5,700,000)	(2,750,000)	(5,250,000)
Shares outstanding, beginning of period	7,200,000	11,750,000	8,450,000	3,350,000	2,950,000	600,000
Shares outstanding, end of period	6,200,000	7,200,000	9,600,000	8,450,000	2,000,000	2,950,000

33

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$57,969	$108,227	$(7,870)	$(163,090)
Net realized gain (loss)	(281,569)	(244,857)	1,607,325	1,322,942
Net change in unrealized appreciation (depreciation)	(2,463,453)	(5,838,142)	(1,171,811)	(6,796,711)
Net increase (decrease) in net assets resulting from operations	(2,687,053)	(5,974,772)	427,644	(5,636,859)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,673)	(833)	—	17,484
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,874)	(53,536)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,810,488	37,543,382	18,867,566	62,313,336
Value of shares repurchased	(8,056,813)	(53,002,564)	(18,867,566)	(90,740,602)
Net income (loss) equalization	4,673	833	—	(17,484)
Net increase (decrease) in net assets resulting from shares transactions	(2,241,652)	(15,458,349)	—	(28,444,750)
Increase (Decrease) in Net Assets	(4,989,252)	(21,487,490)	427,644	(34,064,125)
NET ASSETS:
Beginning of period	21,261,411	42,748,901	49,709,698	83,773,823
End of period	$16,272,159	$21,261,411	$50,137,342	$49,709,698
Undistributed net investment income (loss) at end of period	$46,834	$49,412	$(65,772)	$(57,902)
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	2,300,000	700,000	2,550,000
Shares repurchased	(550,000)	(3,300,000)	(700,000)	(3,750,000)
Shares outstanding, beginning of period	1,350,000	2,350,000	1,850,000	3,050,000
Shares outstanding, end of period	1,200,000	1,350,000	1,850,000	1,850,000

See Notes to Financial Statements.

34

Financial Highlights

PowerShares Dynamic Banking Portfolio (PJB)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.29		$12.98	$14.11	$12.46		$19.57	$23.68
Net investment income(a)	0.10		0.18	0.20	0.24		0.46	0.52
Net realized and unrealized gain (loss) on investments	0.33		0.41	(1.19)	1.89		(7.04)	(4.22)
Total from investment operations	0.43		0.59	(0.99)	2.13		(6.58)	(3.70)
Distributions to shareholders from:
Net investment income	(0.10)		(0.28)	(0.14)	(0.48)		(0.53)	(0.41)
Return of capital	—		—	—	(0.00	)(b)	—	—
Total distributions	(0.10)		(0.28)	(0.14)	(0.48)		(0.53)	(0.41)
Net asset value at end of period	$13.62		$13.29	$12.98	$14.11		$12.46	$19.57
Share price at end of period(c)	$13.61		$13.28	$12.98	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:(d)	3.29%		4.82%	(6.98)%	17.91%		(34.34)%	(15.80)%
SHARE PRICE TOTAL RETURN(d)	3.29%		4.74%	(6.99)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,260		$13,287	$20,120	$25,404		$74,774	$107,648
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%		0.65%	0.66%
Expenses, prior to Waivers	1.48	%(e)	1.58%	1.17%	1.07%		0.72%	0.78%
Net investment income, after Waivers	1.45	%(e)	1.53%	1.49%	2.12%		2.82%	2.71%
Portfolio turnover rate(f)	35%		120%	114%	84%		93%	111%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.02		$0.05	$(0.02)	$(0.00	)(b)	$(0.01)	$(0.05)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.26		$23.14	$19.67	$12.90		$17.77	$19.30
Net investment income (loss)(a)	(0.02)		(0.04)	(0.05)	0.06	(h)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	0.08		(0.84)	3.52	6.79		(4.81)	(1.42)
Total from investment operations	0.06		(0.88)	3.47	6.85		(4.87)	(1.53)
Distributions to shareholders from:
Net investment income	—		—	—	(0.06)		—	—
Return of capital	—		—	—	(0.02)		—	—
Total distributions	—		—	—	(0.08)		—	—
Net asset value at end of period	$22.32		$22.26	$23.14	$19.67		$12.90	$17.77
Share price at end of period(c)	$22.29		$22.21	$23.18	$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN:(d)	0.27%		(3.80)%	17.64%	53.19%		(27.41)%	(7.93)%
SHARE PRICE TOTAL RETURN(d)	0.36%		(4.18)%	17.78%	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$128,318		$136,903	$217,553	$214,391		$139,297	$199,000
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.64	%(e)	0.64%	0.65%	0.61%		0.62%	0.62%
Net investment income (loss), after Waivers	(0.19	)%(e)	(0.21)%	(0.23)%	0.36	%(h)	(0.38)%	(0.57)%
Portfolio turnover rate(f)	29%		53%	81%	80%		93%	91%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.00	(b)	$0.01	$0.00 (b)	$(0.01)		$(0.01)	$0.01

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.23		$14.11	$13.92		$10.92		$17.25	$18.70
Net investment income(a)	0.01		0.02	0.68	(b)	0.01		0.02	0.02
Net realized and unrealized gain (loss) on investments	2.22		0.12	0.29	(c)	3.01		(6.33)	(1.45)
Total from investment operations	2.23		0.14	0.97		3.02		(6.31)	(1.43)
Distributions to shareholders from:
Net investment income	(0.01)		(0.02)	(0.66)		(0.02)		(0.02)	(0.02)
Return of capital	—		—	(0.12)		—		—	—
Total distributions	(0.01)		(0.02)	(0.78)		(0.02)		(0.02)	(0.02)
Net asset value at end of period	$16.45		$14.23	$14.11		$13.92		$10.92	$17.25
Share price at end of period(d)	$16.46		$14.20	$14.09		$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN:(e)	15.69%		0.99%	7.49%		27.65%		(36.61)%	(7.66)%
SHARE PRICE TOTAL RETURN(e)	16.01%		0.92%	7.34%		27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,878		$30,600	$40,204		$50,114		$49,142	$15,523
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.63%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.89	%(f)	1.01%	0.91%		0.76%		1.06%	1.18%
Net investment income (loss), after Waivers	0.15	%(f)	0.12%	5.25	%(b)	0.07%		0.19%	0.09%
Portfolio turnover rate(g)	31%		72%	75%		59%		50%	75%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(h)	$0.10		$0.02	$0.03		$(0.00	)(i)	$0.05	$(0.02)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.58		$27.67	$18.46		$13.17		$26.69	$21.29
Net investment income(a)	0.16		0.19	0.12		0.10		0.06	0.05
Net realized and unrealized gain (loss) on investments	1.43		(2.94)	9.21		5.27		(13.50)	5.41
Total from investment operations	1.59		(2.75)	9.33		5.37		(13.44)	5.46
Distributions to shareholders from:
Net investment income	(0.16)		(0.34)	(0.12)		(0.07)		(0.08)	(0.06)
Return of capital	—		—	—		(0.01)		—	0.00 (i)
Total distributions	(0.16)		(0.34)	(0.12)		(0.08)		(0.08)	(0.06)
Net asset value at end of period	$26.01		$24.58	$27.67		$18.46		$13.17	$26.69
Share price at end of period(d)	$25.98		$24.57	$27.65		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:(e)	6.51%		(9.86)%	50.80%		40.87%		(50.42)%	25.69%
SHARE PRICE TOTAL RETURN(e)	6.43%		(9.83)%	50.69%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,623		$67,592	$118,975		$59,983		$51,344	$138,802
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.65%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.74	%(f)	0.73%	0.76%		0.76%		0.69%	0.65%
Net investment income, after Waivers	1.28	%(f)	0.81%	0.57%		0.62%		0.30%	0.23%
Portfolio turnover rate(g)	39%		94%	57%		68%		68%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(h)	$0.01		$0.00 (i)	$(0.00	)(i)	$(0.00	)(i)	$0.00 (i)	$0.00 (i)

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.77		$19.76	$16.00	$12.73	$16.73	$17.53
Net investment income(a)	0.09		0.22	0.24	0.20	0.25	0.18
Net realized and unrealized gain (loss) on investments	0.03	(b)	(0.03)	3.73	3.33	(4.08)	(0.42)
Total from investment operations	0.12		0.19	3.97	3.53	(3.83)	(0.24)
Distributions to shareholders from:
Net investment income	(0.13)		(0.18)	(0.21)	(0.26)	(0.17)	(0.40)
Return of capital	—		—	—	—	—	(0.16)
Total distributions	(0.13)		(0.18)	(0.21)	(0.26)	(0.17)	(0.56)
Net asset value at end of period	$19.76		$19.77	$19.76	$16.00	$12.73	$16.73
Share price at end of period(c)	$19.77		$19.77	$19.81	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:(d)	0.60%		1.02%	24.99%	28.08%	(22.99)%	(1.40)%
SHARE PRICE TOTAL RETURN(d)	0.65%		0.77%	25.23%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$105,709		$169,039	$91,881	$72,795	$86,592	$87,013
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(e)	0.64%	0.71%	0.74%	0.71%	0.88%
Net investment income, after Waivers	0.94	%(e)	1.13%	1.39%	1.41%	1.80%	1.11%
Portfolio turnover rate(f)	42%		134%	73%	65%	65%	64%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.05)		$0.04	$0.02	$(0.06)	$0.04	$0.07

PowerShares Dynamic Insurance Portfolio (PIC)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.36		$17.19	$15.49	$11.66	$16.20	$18.84
Net investment income(a)	0.09		0.23	0.38	0.16	0.15	0.27	(h)
Net realized and unrealized gain (loss) on investments	1.12		(0.75)	1.66	3.86	(4.54)	(2.61)
Total from investment operations	1.21		(0.52)	2.04	4.02	(4.39)	(2.34)
Distributions to shareholders from:
Net investment income	(0.10)		(0.31)	(0.34)	(0.19)	(0.15)	(0.30)
Net asset value at end of period	$17.47		$16.36	$17.19	$15.49	$11.66	$16.20
Share price at end of period(c)	$17.46		$16.36	$17.19	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN:(d)	7.44%		(2.85)%	13.38%	34.85%	(27.26)%	(12.56)%
SHARE PRICE TOTAL RETURN(d)	7.38%		(2.85)%	13.31%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,862		$7,361	$9,452	$18,592	$26,809	$34,012
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	2.08	%(e)	2.15%	1.36%	1.23%	0.98%	0.82%
Net investment income, after Waivers	1.03	%(e)	1.51%	2.39%	1.20%	1.13%	1.54	%(h)
Portfolio turnover rate(f)	24%		87%	66%	72%	52%	82%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$—		$0.01	$0.02	$0.01	$(0.01)	$(0.03)

(a)  Based on average shares outstanding.

(b)  Due to the timing of creations and redemptions of capital shares, net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.18		$19.34	$16.52	$10.65	$15.11	$18.32
Net investment income(a)	0.03		0.15	0.16	0.05	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.19	(b)	2.82	2.81	5.88	(4.46)	(2.75)
Total from investment operations	0.22		2.97	2.97	5.93	(4.36)	(2.63)
Distributions to shareholders from:
Net investment income	(0.09)		(0.13)	(0.15)	(0.06)	(0.10)	(0.19)
Return of capital	—		—	—	—	—	(0.39)
Total distributions	(0.09)		(0.13)	(0.15)	(0.06)	(0.10)	(0.58)
Net asset value at end of period	$22.31		$22.18	$19.34	$16.52	$10.65	$15.11
Share price at end of period(c)	$22.29		$22.20	$19.34	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:(d)	1.01%		15.49%	18.03%	55.81%	(28.91)%	(14.58)%
SHARE PRICE TOTAL RETURN(d)	0.83%		15.59%	17.89%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$53,546		$57,679	$60,933	$62,794	$12,776	$15,115
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.74	%(e)	0.80%	0.78%	1.06%	1.65%	0.95%
Net investment income, after Waivers	0.29	%(e)	0.80%	0.92%	0.41%	0.96%	0.70%
Portfolio turnover rate(f)	33%		90%	58%	68%	50%	58%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.03		$0.06	$0.05	$(0.44)	$(0.04)	$(0.16)

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.84		$15.61	$13.68	$8.25		$13.44	$16.48
Net investment income(a)	0.04		0.08	0.07	0.06		0.05	0.06
Net realized and unrealized gain (loss) on investments	1.47		(0.76)	1.93	5.42		(5.18)	(2.82)
Total from investment operations	1.51		(0.68)	2.00	5.48		(5.13)	(2.76)
Distributions to shareholders from:
Net investment income	(0.06)		(0.09)	(0.07)	(0.05)		(0.04)	(0.06)
Return of capital	—		—	—	(0.00	)(h)	(0.02)	(0.22)
Total distributions	(0.06)		(0.09)	(0.07)	(0.05)		(0.06)	(0.28)
Net asset value at end of period	$16.29		$14.84	$15.61	$13.68		$8.25	$13.44
Share price at end of period(c)	$16.30		$14.84	$15.61	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:(d)	10.20%		(4.33)%	14.68%	66.55%		(38.30)%	(16.91)%
SHARE PRICE TOTAL RETURN(d)	10.27%		(4.33)%	14.51%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$151,461		$137,975	$156,881	$125,875		$8,254	$30,923
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.63	%(e)	0.65%	0.69%	0.77%		1.22%	0.85%
Net investment income, after Waivers	0.54	%(e)	0.60%	0.57%	0.51%		0.52%	0.36%
Portfolio turnover rate(f)	33%		89%	53%	50%		69%	62%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.00	(h)	$0.01	$(0.01)	$(0.12)		$0.05	$(0.04)

(a)  Based on average shares outstanding.

(b)  Due to the timing of creations and redemptions of capital shares, net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.
See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.71		$29.20	$21.08	$13.56	$16.04	$18.68
Net investment income (loss)(a)	(0.00	)(g)	(0.06)	(0.10)	(0.09)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(4.61)		(1.43)	8.33	7.61	(2.42)	(2.55)
Total from investment operations	(4.61)		(1.49)	8.23	7.52	(2.48)	(2.64)
Distributions to shareholders from:
Return of capital	—		—	(0.11)	—	—	—
Net asset value at end of period	$23.10		$27.71	$29.20	$21.08	$13.56	$16.04
Share price at end of period(b)	$23.05		$27.68	$29.20	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:(c)	(16.64)%		(5.10)%	39.08%	55.46%	(15.46)%	(14.13)%
SHARE PRICE TOTAL RETURN(c)	(16.73)%		(5.20)%	38.89%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,743		$81,739	$172,291	$47,437	$16,276	$12,831
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.77	%(d)	0.67%	0.70%	0.95%	1.92%	1.25%
Net investment income (loss), after Waivers	(0.01	)%(d)	(0.22)%	(0.38)%	(0.50)%	(0.49)%	(0.51)%
Portfolio turnover rate(e)	41%		84%	61%	29%	23%	17%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$0.01		$0.08	$0.02	$0.02	$0.11	$0.01

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.48		$26.38		$18.03	$13.09		$29.23	$22.70
Net investment income (loss)(a)	0.02		(0.01)		0.07	0.04		0.06	(0.02)
Net realized and unrealized gain (loss) on investments	(1.24)		(5.89)		8.36	4.98		(16.16)	6.55
Total from investment operations	(1.22)		(5.90)		8.43	5.02		(16.10)	6.53
Distributions to shareholders from:
Net investment income	—		(0.00	)(g)	(0.08)	(0.06)		(0.04)	—
Return of capital	—		—		—	(0.02)		—	—
Total distributions	—		—		(0.08)	(0.08)		(0.04)	—
Net asset value at end of period	$19.26		$20.48		$26.38	$18.03		$13.09	$29.23
Share price at end of period(b)	$19.26		$20.48		$26.38	$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN:(c)	(5.96)%		(22.36)%		46.84%	38.41%		(55.04)%	28.77%
SHARE PRICE TOTAL RETURN(c)	(5.96)%		(22.36)%		46.93%	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$119,432		$147,485		$309,972	$170,358		$155,716	$379,939
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%		0.63%	0.63%		0.62%	0.62%
Expenses, prior to Waivers	0.65	%(d)	0.63%		0.64%	0.63%		0.61%	0.60%
Net investment income (loss), after Waivers	0.19	%(d)	(0.03)%		0.36%	0.24%		0.29%	(0.06)%
Portfolio turnover rate(e)	35%		70%		39%	56%		48%	67%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(g)	$(0.00	)(g)	$0.01	$(0.00	)(g)	$0.00 (g)	$0.00 (g)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

39

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.00		$26.15	$19.55	$13.91	$17.20	$19.61
Net investment income(a)	0.36		0.22	0.17	0.14	0.15	0.10
Net realized and unrealized gain (loss) on investments	1.57		5.83	6.56	5.76	(3.32)	(2.45)
Total from investment operations	1.93		6.05	6.73	5.90	(3.17)	(2.35)
Distributions to shareholders from:
Net investment income	(0.16)		(0.20)	(0.13)	(0.26)	(0.12)	(0.06)
Net asset value at end of period	$33.77		$32.00	$26.15	$19.55	$13.91	$17.20
Share price at end of period(b)	$33.77		$31.99	$26.17	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:(c)	6.03%		23.29%	34.55%	42.69%	(18.52)%	(11.99)%
SHARE PRICE TOTAL RETURN(c)	6.06%		23.16%	34.73%	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$324,224		$270,385	$87,606	$57,662	$104,349	$106,615
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.64%	0.76%	0.74%	0.66%	0.69%
Net investment income, after Waivers	2.14	%(d)	0.77%	0.78%	0.83%	0.95%	0.52%
Portfolio turnover rate(e)	15%		23%	9%	35%	31%	45%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01		$(0.04)	$(0.01)	$(0.04)	$0.00 (g)	$(0.01)

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.98		$21.88	$18.67	$14.64	$15.99	$20.02
Net investment income(a)	0.17		0.16	0.18	0.06	0.05	0.04
Net realized and unrealized gain (loss) on investments	(0.70)		4.17	3.21	4.08	(1.36)	(3.92)
Total from investment operations	(0.53)		4.33	3.39	4.14	(1.31)	(3.88)
Distributions to shareholders from:
Net investment income	(0.10)		(0.23)	(0.18)	(0.11)	(0.04)	(0.10)
Return of capital	—		—	—	—	—	(0.05)
Total distributions	(0.10)		(0.23)	(0.18)	(0.11)	(0.04)	(0.15)
Net asset value at end of period	$25.35		$25.98	$21.88	$18.67	$14.64	$15.99
Share price at end of period(b)	$25.36		$25.98	$21.90	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN:(c)	(2.01)%		20.06%	18.35%	28.49%	(8.11)%	(19.41)%
SHARE PRICE TOTAL RETURN(c)	(1.98)%		19.95%	18.39%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$50,698		$76,643	$13,130	$24,273	$77,607	$14,391
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.73	%(d)	0.87%	1.63%	0.89%	1.08%	1.46%
Net investment income, after Waivers	1.36	%(d)	0.75%	1.01%	0.44%	0.45%	0.22%
Portfolio turnover rate(e)	33%		111%	102%	52%	53%	198%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.07		$(0.29)	$0.13	$0.10	$(0.17)	$(0.07)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

40

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.75		$18.19		$14.29	$10.39		$16.32	$19.05
Net investment income (loss)(a)	0.05		0.06		0.01	0.05		0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(2.20)		(2.47)		3.92	3.91		(5.92)	(2.72)
Total from investment operations	(2.15)		(2.41)		3.93	3.96		(5.88)	(2.73)
Distribution to shareholder from:
Net investment income	(0.04)		(0.03)		(0.01)	(0.06)		(0.05)	—
Return of capital	—		—		(0.02)	(0.00	)(b)	—	—
Total distributions	(0.04)		(0.03)		(0.03)	(0.06)		(0.05)	—
Net asset value at end of period	$13.56		$15.75		$18.19	$14.29		$10.39	$16.32
Share price at end of period(c)	$13.55		$15.71		$18.20	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:(d)	(13.65)%		(13.20)%		27.57%	38.16%		(36.01)%	(14.33)%
SHARE PRICE TOTAL RETURN(d)	(13.49)%		(13.47)%		27.64%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,272		$21,261		$42,749	$28,573		$36,373	$75,056
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%		0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	1.16	%(e)	1.02%		0.97%	0.90%		0.82%	0.67%
Net investment income (loss), after Waivers	0.62	%(e)	0.42%		0.04%	0.39%		0.32%	(0.04)%
Portfolio turnover rate(f)	42%		57%		64%	68%		65%	56%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$(0.00	)(b)	$(0.00	)(b)	$0.00 (b)	$(0.01)		$(0.01)	$0.02

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2012		Year Ended April 30,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.87		$27.47	$22.54	$15.37	$17.53	$20.39
Net investment income (loss)(a)	(0.00	)(b)	(0.07)	(0.07)	(0.07)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	0.23		(0.53)	5.00	7.24	(2.10)	(2.76)
Total from investment operations	0.23		(0.60)	4.93	7.17	(2.16)	(2.86)
Net asset value at end of period	$27.10		$26.87	$27.47	$22.54	$15.37	$17.53
Share price at end of period(c)	$27.08		$26.87	$27.48	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:(d)	0.86%		(2.19)%	21.87%	46.65%	(12.32)%	(14.03)%
SHARE PRICE TOTAL RETURN(d)	0.78%		(2.22)%	21.86%	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$50,137		$49,710	$83,774	$67,626	$36,896	$35,055
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.78	%(e)	0.78%	0.77%	0.75%	0.97%	0.78%
Net investment income (loss), after Waivers	(0.03	)%(e)	(0.29)%	(0.29)%	(0.38)%	(0.42)%	(0.49)%
Portfolio turnover rate(f)	46%		100%	46%	33%	53%	64%
Undistributed net investment income included in price of units issued and redeemed(a)(g)	$—		$0.01	$0.01	$0.00 (b)	$0.02	$0.05

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

41

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio (PJB)	"Dynamic Banking Portfolio"
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	"Dynamic Biotechnology & Genome Portfolio"
PowerShares Dynamic Building & Construction Portfolio (PKB)	"Dynamic Building & Construction Portfolio"
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	"Dynamic Energy Exploration & Production Portfolio"
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	"Dynamic Food & Beverage Portfolio"
PowerShares Dynamic Insurance Portfolio (PIC)	"Dynamic Insurance Portfolio"
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	"Dynamic Leisure and Entertainment Portfolio"
PowerShares Dynamic Media Portfolio (PBS)	"Dynamic Media Portfolio"
PowerShares Dynamic Networking Portfolio (PXQ)	"Dynamic Networking Portfolio"
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	"Dynamic Oil & Gas Services Portfolio"
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	"Dynamic Pharmaceuticals Portfolio"
PowerShares Dynamic Retail Portfolio (PMR)	"Dynamic Retail Portfolio"
PowerShares Dynamic Semiconductors Portfolio (PSI)	"Dynamic Semiconductors Portfolio"
PowerShares Dynamic Software Portfolio (PSJ)	"Dynamic Software Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end-of-day NAV per share.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of a Fund's Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it was diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees") or Invesco PowerShares Capital Management LLC (the "Adviser"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep a continuing shareholder's per-Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of Fund's Shares. Equalization is calculated on a per-Share basis whereby a portion of the proceeds from the sales and cost of repurchases of Fund's Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

as undistributed net investment income or (loss) included in the price of Fund's Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for federal income tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The Dynamic Media Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired funds fees and expenses and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), through at least August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15	10/31/15
Dynamic Banking Portfolio	$354,499	$50,511	$130,655	$121,480	$51,853
Dynamic Biotechnology & Genome Portfolio	63,426	—	30,976	20,594	11,856
Dynamic Building & Construction Portfolio	295,866	34,161	113,361	107,359	40,985
Dynamic Energy Exploration & Production Portfolio	222,966	35,320	92,366	61,176	34,104
Dynamic Food & Beverage Portfolio	117,454	28,336	75,694	10,492	2,932
Dynamic Insurance Portfolio	354,858	57,718	124,433	119,095	53,612
Dynamic Leisure and Entertainment Portfolio	253,778	43,672	89,979	87,312	32,815
Dynamic Media Portfolio	109,779	16,899	63,137	24,252	5,491
Dynamic Networking Portfolio	201,650	42,129	71,940	47,952	39,629
Dynamic Oil & Gas Services Portfolio	12,532	—	—	—	12,532
Dynamic Pharmaceuticals Portfolio	68,980	—	58,515	10,465	—
Dynamic Retail Portfolio	297,556	55,760	123,788	87,876	30,132
Dynamic Semiconductors Portfolio	309,683	46,666	113,566	99,564	49,887
Dynamic Software Portfolio	238,649	30,524	88,386	81,932	37,807

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with NYSE Arca, Inc. (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Building & Construction Portfolio
Equity Securities	$46,438,298	$392,943	$—	$46,831,241
Money Market Fund	119,464	—	—	119,464
Total Investments	$46,557,762	$392,943	$—	$46,950,705

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

								Post-effective - no expiration
	2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$3,909,850	$1,811,844	$8,835	$52,034,252
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	12,898,182	14,027,279	—	147,361,612
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	6,653,613	2,064,080	—	17,568,175
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,471,013	1,361,799	2,678,047	—	36,675,608
Dynamic Food & Beverage Portfolio	—	—	239,185	1,260,041	7,585,250	10,245,302	—	4,770,619	—	24,100,397
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	3,738,972	878,569	—	608,442	12,604,063
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	3,969,439	146,534	16,733,012
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	4,579,111	818,274	28,022,428
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	730,670	13,187,559	—	19,793,331
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,028,926	35,877,910	7,445,779	—	175,969,742
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	1,618,918	1,562,252	1,362,898	24,771,479
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	2,176,015	3,026,338	153,812	12,445,986
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	3,152,241	655,895	50,460,107
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	1,011,374	—	18,955,550

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$4,314,528	$4,504,929
Dynamic Biotechnology & Genome Portfolio	40,374,330	39,618,605
Dynamic Building & Construction Portfolio	9,967,538	9,993,671
Dynamic Energy Exploration & Production Portfolio	24,845,329	25,210,126
Dynamic Food & Beverage Portfolio	56,780,372	56,820,360
Dynamic Insurance Portfolio	1,781,104	1,927,042
Dynamic Leisure and Entertainment Portfolio	18,569,224	18,896,715
Dynamic Media Portfolio	45,194,387	45,046,783
Dynamic Networking Portfolio	24,173,623	24,056,207

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

	Purchases	Sales
Dynamic Oil & Gas Services Portfolio	$46,633,580	$46,232,353
Dynamic Pharmaceuticals Portfolio	50,729,767	45,168,764
Dynamic Retail Portfolio	19,749,808	20,429,915
Dynamic Semiconductors Portfolio	7,841,007	7,915,544
Dynamic Software Portfolio	22,812,523	22,892,235

For the six-month period ended October 31, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$9,527,495	$10,619,439
Dynamic Biotechnology & Genome Portfolio	46,827,626	56,688,361
Dynamic Building & Construction Portfolio	26,257,317	14,543,201
Dynamic Energy Exploration & Production Portfolio	23,608,853	26,031,328
Dynamic Food & Beverage Portfolio	46,360,149	109,593,807
Dynamic Insurance Portfolio	3,423,088	3,288,077
Dynamic Leisure and Entertainment Portfolio	45,665,841	49,429,046
Dynamic Media Portfolio	63,245,659	62,581,157
Dynamic Networking Portfolio	4,332,689	31,125,351
Dynamic Oil & Gas Services Portfolio	69,933,061	88,702,075
Dynamic Pharmaceuticals Portfolio	83,079,728	46,773,424
Dynamic Retail Portfolio	47,239,635	69,796,771
Dynamic Semiconductors Portfolio	6,195,290	8,366,676
Dynamic Software Portfolio	19,021,466	18,951,977

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$11,300,048	$1,037,336	$1,182,202	$(144,866)
Dynamic Biotechnology & Genome Portfolio	116,025,065	12,490,725	20,937,955	(8,447,230)
Dynamic Building & Construction Portfolio	40,380,721	6,569,984	6,775,750	(205,766)
Dynamic Energy Exploration & Production Portfolio	64,154,946	3,471,924	6,906,529	(3,434,605)
Dynamic Food & Beverage Portfolio	104,454,880	1,325,454	5,876,257	(4,550,803)
Dynamic Insurance Portfolio	7,026,019	899,230	972,764	(73,534)
Dynamic Leisure and Entertainment Portfolio	49,126,749	4,493,889	4,893,768	(399,879)

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2012 (Unaudited)

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Media Portfolio	$141,326,752	$19,126,271	$21,096,782	$(1,970,511)
Dynamic Networking Portfolio	46,398,380	(3,559,528)	2,274,119	(5,833,647)
Dynamic Oil & Gas Services Portfolio	136,252,868	(16,731,113)	2,810,261	(19,541,374)
Dynamic Pharmaceuticals Portfolio	295,342,734	28,809,899	37,718,511	(8,908,612)
Dynamic Retail Portfolio	49,639,499	1,141,010	2,755,116	(1,614,106)
Dynamic Semiconductors Portfolio	17,604,907	(1,256,254)	529,324	(1,785,578)
Dynamic Software Portfolio	46,523,814	3,701,463	5,101,249	(1,399,786)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Note 7. Trustees' Fees

The Funds compensate each Independent Trustee. Each Trustee who is an "interested person" (the "Non-Independent Trustees") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in a Fund's shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

At a meeting held on December 18, 2012, the Board of Trustees of the Trust approved the liquidation of PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Insurance Portfolio, which is expected to commence on February 26, 2013. Investors, who have elected not to sell their shares before February 26, 2013, will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about March 7, 2013.

52

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800)983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800)983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-7

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                             Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)                  Code of Ethics

Not required for a semi-annual report.

(a)(2)                  Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)                  Not Applicable.

(b)                                 Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 3, 2013

By:	/s/ Sheri L. Morris

Name:	Sheri L. Morris
Title:	Treasurer

Date:	January 3, 2013